    As filed with the Securities and Exchange Commission on April 29, 2008

                                                 File Nos. 333-97085; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 20                           [X]

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 88                                            [X]


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                              Heather Harker, Esq
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485;


[X] on May 1, 2008, pursuant to paragraph (b) of Rule 485;


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts.

================================================================================

                Genworth Life of New York VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                  Form NY1157

                                  Issued by:
                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                       Variable Annuity Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2008, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and some qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Selections NY" in our marketing materials.


This prospectus gives details about the contract and Genworth Life of New York VA Separate Account 1 (the "Separate Account") that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:

AIM V.I. Basic Value Fund -- Series II shares
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. International Growth Fund -- Series II shares


AllianceBernstein Variable Products Series Fund, Inc.:

AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

AllianceBernstein Global Technology Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B/ /

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II


BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares


Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares

Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:

Core Value Equity Fund -- Class 1 Shares (formerly, Value Equity Fund) Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares

Money Market Fund

Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares

S&P 500(R) Index Fund

Small-Cap Equity Fund -- Class 1 Shares

Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/

U.S. Equity Fund -- Class 1 Shares


Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares


Legg Mason Partners Variable Equity Trust:

Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
Oppenheimer MidCap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:

Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares


Rydex Variable Trust:

NASDAQ-100(R) Fund (formerly, OTC Fund)


The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


Janus Aspen Series:
International Growth Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

The following Portfolios are not available to contracts issued on or after May 1, 2007:


Legg Mason Partners Variable Equity Trust:

Legg Mason Partners Variable Capital and Income Portfolio -- Class II

Van Kampen Life Investment Trust:
Strategic Growth Portfolio -- Class II Shares


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after May 1, 2008:

XTF Advisors Trust:
ETF 60 Portfolio -- Class II Shares


Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.


We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.


In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2008, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:


                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions.........................................................................................   6

Fee Tables..........................................................................................   8
   Examples.........................................................................................  11

Synopsis............................................................................................  11

Condensed Financial Information.....................................................................  14

Financial Statements................................................................................  14

The Company.........................................................................................  14

The Separate Account................................................................................  14
   The Portfolios...................................................................................  15
   Subaccounts......................................................................................  16
   Voting Rights....................................................................................  25
   Asset Allocation Program.........................................................................  25

Charges and Other Deductions........................................................................  34
   Transaction Expenses.............................................................................  34
       Surrender Charge.............................................................................  34
       Exceptions to the Surrender Charge...........................................................  34
   Deductions from the Separate Account.............................................................  35
   Charges for the Living Benefit Rider Options.....................................................  35
   Charges for the Death Benefit Rider Options......................................................  36
   Other Charges....................................................................................  37

The Contract........................................................................................  37
   Purchase of the Contract.........................................................................  37
   Ownership........................................................................................  38
   Assignment.......................................................................................  38
   Purchase Payments................................................................................  39
   Valuation Day and Valuation Period...............................................................  39
   Allocation of Purchase Payments..................................................................  39
   Valuation of Accumulation Units..................................................................  39

Transfers...........................................................................................  40
   Transfers Before the Annuity Commencement Date...................................................  40
   Transfers Among the Subaccounts..................................................................  40
   Telephone/Internet Transactions..................................................................  41
   Confirmation of Transactions.....................................................................  41
   Special Note on Reliability......................................................................  41
   Transfers by Third Parties.......................................................................  42
   Special Note on Frequent Transfers...............................................................  42
   Dollar Cost Averaging Program....................................................................  43
   Defined Dollar Cost Averaging Program............................................................  44
   Portfolio Rebalancing Program....................................................................  45

Surrenders and Partial Withdrawals..................................................................  45
   Surrenders and Partial Withdrawals...............................................................  45
   Systematic Withdrawal Program....................................................................  46

   Guaranteed Minimum Withdrawal Benefit for Life Riders Options.............................  47
       Lifetime Income Plus 2008.............................................................  47
       Lifetime Income Plus 2007.............................................................  60
       Lifetime Income Plus..................................................................  67
       Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders.....  75

The Death Benefit............................................................................  76
   Distribution Provisions Upon Death of Owner or Joint Owner................................  76
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date..................  76
   Basic Death Benefit.......................................................................  76
   Annual Step-Up Death Benefit Rider Option.................................................  76
   Termination of Death Benefit Rider Option When Contract Assigned or Sold..................  77
   How to Claim Proceeds and/or Death Benefit Payments.......................................  77
   Distribution Rules........................................................................  79

Income Payments..............................................................................  80
   Optional Payment Plans....................................................................  81
   Variable Income Payments..................................................................  82
   Transfers After the Annuity Commencement Date.............................................  83
   Payment Protection Rider Options..........................................................  83
       Payment Optimizer Plus................................................................  83
       Principal Protection Advantage........................................................  91

Tax Matters..................................................................................  98
   Introduction..............................................................................  98
   Taxation of Non-Qualified Contracts.......................................................  98
   Section 1035 Exchanges.................................................................... 101
   Qualified Retirement Plans................................................................ 101
   Federal Income Tax Withholding............................................................ 104
   State Income Tax Withholding.............................................................. 104
   Tax Status of the Company................................................................. 104
   Federal Estate Taxes...................................................................... 104
   Generation-Skipping Transfer Tax.......................................................... 104
   Annuity Purchases by Residents of Puerto Rico............................................. 104
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.......................... 104
   Foreign Tax Credits....................................................................... 104
   Changes in the Law........................................................................ 104

Requesting Payments.......................................................................... 104

Sale of the Contracts........................................................................ 105

Additional Information....................................................................... 106
   Owner Questions........................................................................... 106
   Return Privilege.......................................................................... 106
   State Regulation.......................................................................... 107
   Evidence of Death, Age, Gender, Marital Status or Survival................................ 107
   Records and Reports....................................................................... 107
   Other Information......................................................................... 107
   Legal Proceedings......................................................................... 107

Appendix A -- Examples of the Available Death Benefits....................................... A-1

Appendix B -- Condensed Financial Information................................................ B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus.

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, each one year period following the Benefit Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

Income Start Date -- For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.


Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. This rider may be referred to by either name in this prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.


Payment Optimizer Plus -- The marketing name for the Payment Protection Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.


Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008, if elected at the time of application, for an additional charge.


Rider Death Benefit -- The death benefit payable under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.


Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008.


Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable surrender charge, premium tax and any optional benefit charges.

Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
--------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of             Surrender Charge as
 payments withdrawn or surrendered)                Completed Years       a Percentage of the
                                                   Since We Received the Purchase Payment
                                                   Purchase Payment      Withdrawn or
                                                                         Surrendered/1/
                                                   -----------------------------------------
                                                             0                   6%
                                                             1                   5%
                                                             2                   4%
                                                             3                   2%
                                                         4 or more               0%
--------------------------------------------------------------------------------------------
 Transfer Charge                                                   $10.00/2/
--------------------------------------------------------------------------------------------


/1/You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.


/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the first transfer in a calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.




Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate
 Account)
--------------------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                                1.55%
--------------------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                                    0.15%
--------------------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/1/ (as a percentage of your average daily net assets in the Separate
 Account)
--------------------------------------------------------------------------------------------------------------------------------
                                                                               Current Charge             Maximum Charge/2/
                                                                         -------------------------------------------------------
Lifetime Income Plus/3/
 Single Annuitant Contract                                                          0.60%                       2.00%
                                                                         -------------------------------------------------------
 Joint Annuitant Contract                                                           0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/4/
 Single Annuitant Contract                                                          0.75%                       2.00%
                                                                         -------------------------------------------------------
 Joint Annuitant Contract                                                           0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/5/                                                   0.40%                       1.00%
--------------------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus
 Single Annuitant Contract                                                          0.50%                       1.25%
                                                                         -------------------------------------------------------
 Joint Annuitant Contract                                                           0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/1,6/
--------------------------------------------------------------------------------------------------------------------------------
                                                                               Current Charge             Maximum Charge/2/
                                                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection Death Benefit
 Single Annuitant Contract                                                  0.75% of benefit base       2.00% of benefit base
                                                                         -------------------------------------------------------
 Joint Annuitant Contract                                                   0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death Benefit
 -- Annuitant Age 45-70
 Single Annuitant Contract                                               0.75% of benefit base plus  2.00% of benefit base plus
                                                                         0.15% of value of Principal 0.50% of value of Principal
                                                                         Protection Death Benefit    Protection Death Benefit
                                                                         -------------------------------------------------------
 Joint Annuitant Contract                                                0.85% of benefit base plus  2.00% of benefit base plus
                                                                         0.15% of value of Principal 0.50% of value of Principal
                                                                         Protection Death Benefit    Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death Benefit
     -- Annuitant Age 71-85
 Single Annuitant Contract                                               0.75% of benefit base plus  2.00% of benefit base plus
                                                                         0.40% of value of Principal 0.50% of value of Principal
                                                                         Protection Death Benefit    Protection Death Benefit
                                                                         -------------------------------------------------------
 Joint Annuitant Contract                                                0.85% of benefit base plus  2.00% of benefit base plus
                                                                         0.40% of value of Principal 0.50% of value of Principal
                                                                         Protection Death Benefit    Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------------------

Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/7/
---------------------------------------------------------------------------------------------------------
                                                                         Current Charge Maximum Charge/2/
                                                                         --------------------------------
Annual Step-Up Death Benefit Rider Option                                    0.20%           0.20%
---------------------------------------------------------------------------------------------------------

                                                                            Current         Maximum
                                                                         --------------------------------
Maximum Total Separate Account Annual Expenses/8/                            3.15%           4.40%
---------------------------------------------------------------------------------------------------------



/1/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/2/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2007.

/4/Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

/5/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/6/You may purchase Lifetime Income Plus 2008 with or without the Principal
   Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for the rider will be deducted at the end of the calendar quarter.

/7/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/8/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus 2008 with the Principal Protection Death Benefit, and that the owner purchases the contract as a Joint Annuitant contract with an Annuitant that is age 71 or older. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus 2008 with the Principal Protection Death Benefit, and that the owner purchases the contract as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

 Additionally, please note that "Maximum Total Separate Account Annual Expenses" reflect the sum of (i) charges that are based on assets in the Separate Account, (ii) death benefit rider option charges that are based on Contract Value, and (iii) for Lifetime Income Plus 2008, charges that are based on the benefit base, as defined and determined in the rider. While "Maximum Total Separate Account Annual Expenses" sums the amounts of applicable charges for ease of reference and possible comparison with other variable annuity contracts, your actual total expenses may be different.


For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/                                                     Minimum Maximum
------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)  0.40%   8.98%
------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples




These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus 2008 with the Principal Protection Death
     Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,808      $3,992      $5,869      $10,232



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,300      $3,714      $5,856      $10,226



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.


SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Principal Protection Advantage" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more

Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for four full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for four full years, the surrender charge reduces to 0%.


You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any purchase payments made and then from any gain in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.


We assess contract charges in the aggregate at an effective annual rate of 1.70% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.15%. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.

There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Principal Protection Advantage is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date?   Before the
Annuity Commencement Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers" and "Income Payments -- Transfers After the Annuity Commencement Date" provisions of this prospectus. In addition, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract).

If you exercise this right, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Service Center. Or, if required by New York State law, we will refund your purchase payments (less any withdrawals previously taken). We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available in this prospectus? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.


The "Living Benefit Rider Options." We currently offer two "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Three other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007 and Principal Protection Advantage, are no longer offered for sale.

Three Guaranteed Minimum Withdrawal Benefit for Life Rider Options are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008. These riders provide guaranteed withdrawals until the last death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Lifetime Income Plus and Lifetime Income Plus 2007, however, are not available for contracts issued on or after May 1, 2007 and December 10, 2007, respectively. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008, you must always allocate assets in accordance with the Investment Strategy prescribed by that rider. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage, however, is not available for contracts issued on or after January 5, 2007. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit available under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit Values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

FINANCIAL STATEMENTS

The financial statements for the Company and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in its advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios


There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and you currently may change your future purchase payment allocation without penalty or charges. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made in a calendar year. See the "Transfers" provision of this prospectus for additional information.


Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 313-5282, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts


You may invest in the Portfolios listed below. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008), the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.



                                                                              Adviser (and Sub-Adviser(s),
                Subaccount Investing In           Investment Objective               as applicable)
                ----------------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value Fund --  Long-term growth of capital. Invesco AIM Advisors, Inc.
INSURANCE FUNDS Series II shares                                           (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. Capital Appreciation Growth of capital.           Invesco AIM Advisors, Inc.
                Fund -- Series I shares                                    (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. Core Equity Fund --  Growth of capital.           Invesco AIM Advisors, Inc.
                Series I shares                                            (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective                    as applicable)
                    -----------------------------------------------------------------------------------------------------------
                    AIM V.I. International Growth    Long-term growth of capital.           Invesco AIM Advisors, Inc.
                    Fund -- Series II shares                                                (formerly, A I M Advisors, Inc.)
                                                                                            (subadvised by AIM Funds
                                                                                            Management Inc.; Invesco Global
                                                                                            Asset Management (N.A.), Inc.;
                                                                                            Invesco Institutional (N.A.), Inc.;
                                                                                            Invesco Senior Secured
                                                                                            Management, Inc.; Invesco Hong
                                                                                            Kong Limited; Invesco Asset
                                                                                            Management Limited; Invesco Asset
                                                                                            Management (Japan) Limited;
                                                                                            Invesco Asset Management
                                                                                            Deutschland, GmbH; and Invesco
                                                                                            Australia Limited)
                    -----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN   AllianceBernstein Balanced       Seeks to maximize total return         AllianceBernstein, L.P.
VARIABLE PRODUCTS   Wealth Strategy Portfolio --     consistent with the adviser's
SERIES FUND, INC.   Class B                          determination of reasonable risk.
                    -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Global         Long-term growth of capital.           AllianceBernstein L.P.
                    Technology Portfolio -- Class B

                    -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Growth and     Long-term growth of capital.           AllianceBernstein L.P.
                    Income Portfolio -- Class B
                    -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein International  Long-term growth of capital.           AllianceBernstein L.P.
                    Value Portfolio -- Class B
                    -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Large Cap      Long-term growth of capital.           AllianceBernstein L.P.
                    Growth Portfolio -- Class B
                    -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Small Cap      Long-term growth of capital.           AllianceBernstein L.P.
                    Growth Portfolio -- Class B
                    -----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY    VP Inflation Protection Fund --  Pursues long-term total return using a American Century Investment
VARIABLE PORTFOLIOS Class II                         strategy that seeks to protect against Management, Inc.
II, INC.                                             U.S. inflation.
                    -----------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BlackRock Basic Value V.I. Fund  Seeks capital appreciation and,        BlackRock Advisors, LLC
SERIES FUNDS, INC.  -- Class III Shares              secondarily, income.                   (subadvised by BlackRock
                                                                                            Investment Management, LLC)
                    -----------------------------------------------------------------------------------------------------------
                    BlackRock Global Allocation V.I. Seeks high total investment return.    BlackRock Advisors, LLC
                    Fund -- Class III Shares                                                (subadvised by BlackRock
                                                                                            Investment Management, LLC and
                                                                                            BlackRock Asset Management U.K.
                                                                                            Limited)
                    -----------------------------------------------------------------------------------------------------------
                    BlackRock Large Cap Growth V.I.  Seeks long-term capital growth.        BlackRock Advisors, LLC
                    Fund -- Class III Shares                                                (subadvised by BlackRock
                                                                                            Investment Management, LLC)
                    -----------------------------------------------------------------------------------------------------------
                    BlackRock Value Opportunities    Seeks long-term capital growth.        BlackRock Advisors, LLC
                    V.I. Fund -- Class III Shares                                           (subadvised by BlackRock
                                                                                            Investment Management, LLC)
                    -----------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS      Columbia Marsico Growth Fund,    The fund seeks long-term growth of     Columbia Management Advisors,
VARIABLE INSURANCE  Variable Series -- Class A       capital.                               LLC (subadvised by Marsico Capital
TRUST I                                                                                     Management, LLC)
                    -----------------------------------------------------------------------------------------------------------
                    Columbia Marsico International   The fund seeks long-term growth of     Columbia Management Advisors,
                    Opportunities Fund, Variable     capital.                               LLC (subadvised by Marsico Capital
                    Series -- Class B                                                       Management, LLC)
                    -----------------------------------------------------------------------------------------------------------
EATON VANCE         VT Floating-Rate Income Fund     To provide a high level of current     Eaton Vance Management
VARIABLE TRUST                                       income.

                    -----------------------------------------------------------------------------------------------------------


                     Subaccount Investing In                     Investment Objective
                     ----------------------------------------------------------------------------
                     VT Worldwide Health Sciences      Seeks long-term capital growth by
                     Fund                              investing in a worldwide and
                                                       diversified portfolio of health sciences
                                                       companies.
                     ----------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --        Seeks long-term capital growth.
ANNUITY TRUST        Class 2
                     ----------------------------------------------------------------------------
FEDERATED            Federated High Income Bond        Seeks high current income by
INSURANCE SERIES     Fund II -- Service Shares         investing in lower-rated corporate debt
                                                       obligations, commonly referred to as
                                                       "junk bonds."
                     ----------------------------------------------------------------------------
                     Federated Kaufmann Fund II --     Seeks capital appreciation.
                     Service Shares


                     ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --         Seeks income and capital growth
INSURANCE PRODUCTS   Service Class 2                   consistent with reasonable risk.
FUND










                     ----------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.
                     Service Class 2

                     ----------------------------------------------------------------------------
                     VIP Dynamic Capital               Seeks capital appreciation.
                     Appreciation Portfolio -- Service
                     Class 2
                     ----------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --    Seeks reasonable income. The fund
                     Service Class 2                   will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poors
                                                       500/SM/ Index (S&P 500(R)).
                     ----------------------------------------------------------------------------
                     VIP Growth Portfolio --           Seeks to achieve capital appreciation.
                     Service Class 2

                     ----------------------------------------------------------------------------
                     VIP Growth & Income Portfolio     Seeks high total return through a
                     -- Service Class 2                combination of current income and
                                                       capital appreciation.
                     ----------------------------------------------------------------------------
                     VIP Investment Grade Bond         Seeks as high a level of current income
                     Portfolio -- Service Class 2      as is consistent with the preservation of
                                                       capital.
                     ----------------------------------------------------------------------------
                     VIP Mid Cap Portfolio --          Seeks long-term growth of capital.
                     Service Class 2

                     ----------------------------------------------------------------------------
                     VIP Value Strategies Portfolio -- Seeks capital appreciation.
                     Service Class 2

                     ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth.           Evergreen Investment Management
                                          Company, LLC
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
                                          Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                                          Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poors
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
-----------------------------------------------------------------------------
Seeks as high a level of current income   FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                    as applicable)
                   -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities Fund  Seeks to maximize income while           Franklin Advisers, Inc.
VARIABLE INSURANCE -- Class 2 Shares                maintaining prospects for capital
PRODUCTS TRUST                                      appreciation. The fund normally
                                                    invests in both equity and debt
                                                    securities. The fund seeks income by
                                                    investing in corporate, foreign and
                                                    U.S. Treasury bonds as well as stocks
                                                    with dividend yields the manager
                                                    believes are attractive.
                   -----------------------------------------------------------------------------------------------------------
                   Franklin Templeton VIP Founding  Seeks capital appreciation, with         Franklin Templeton Services, LLC
                   Funds Allocation Fund -- Class 2 income as a secondary goal. The fund     (the fund's administrator)
                   Shares/1/                        normally invests equal portions in
                                                    Class 1 shares of Franklin Income
                                                    Securities Fund; Mutual Shares
                                                    Securities Fund; and Templeton
                                                    Growth Securities Fund.
                   -----------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund -- Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
                   Class 2 Shares                   income as a secondary goal. The fund
                                                    normally invests primarily in U.S. and
                                                    foreign equity securities that the
                                                    manager believes are undervalued. The
                                                    fund also invests, to a lesser extent in
                                                    risk arbitrage securities and distressed
                                                    companies.
                   -----------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities      Seeks long-term capital growth. The      Templeton Global Advisors Limited
                   Fund -- Class 2 Shares           fund normally invests primarily in
                                                    equity securities of companies located
                                                    anywhere in the world, including those
                                                    in the U.S. and in emerging markets.
                   -----------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Core Value Equity Fund --        Seeks long-term growth of capital and    GE Asset Management Incorporated
FUNDS, INC.        Class 1 Shares (formerly, Value  future income.
                   Equity Fund)
                   -----------------------------------------------------------------------------------------------------------
                   Income Fund -- Class 1 Shares    Seeks maximum income consistent          GE Asset Management Incorporated
                                                    with prudent investment management
                                                    and the preservation of capital.
                   -----------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund --           Seeks long-term growth of capital and    GE Asset Management Incorporated
                   Class 1 Shares                   future income.
                   -----------------------------------------------------------------------------------------------------------
                   Money Market Fund/2/             Seeks a high level of current income     GE Asset Management Incorporated
                                                    consistent with the preservation of
                                                    capital and maintenance of liquidity.
                   -----------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund --    Seeks long-term growth of capital and    GE Asset Management Incorporated
                   Class 1 Shares                   future income rather than current
                                                    income.
                   -----------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund --   Seeks maximum total return through       GE Asset Management Incorporated
                   Class 1 Shares                   current income and capital               (subadvised by Urdang Securities
                                                    appreciation.                            Management, Inc.)
                   -----------------------------------------------------------------------------------------------------------



                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.


                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                      Subaccount Investing In                     Investment Objective
                      ----------------------------------------------------------------------------
                      S&P 500(R) Index Fund/1/          Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                      ----------------------------------------------------------------------------
                      Small-Cap Equity Fund --          Seeks long-term growth of capital.
                      Class 1 Shares

                      ----------------------------------------------------------------------------
                      Total Return Fund/2/              Seeks the highest total return,
                                                        composed of current income and
                                                        capital appreciation, as is consistent
                                                        with prudent investment risk.
                      ----------------------------------------------------------------------------
                      U.S. Equity Fund --               Seeks long-term growth of capital.
                      Class 1 Shares
                      ----------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio -- Service     Seeks long-term capital growth,
                      Shares                            consistent with preservation of capital
                                                        and balanced by current income.
                      ----------------------------------------------------------------------------
                      Forty Portfolio -- Service Shares A non-diversified portfolio/3/ that seeks long-term growth of capital.
                      ----------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable      Seeks capital appreciation. This
VARIABLE EQUITY TRUST Aggressive Growth Portfolio --    objective may be changed without
                      Class II                          shareholder approval.
                      ----------------------------------------------------------------------------
                      Legg Mason Partners Variable      Seeks long-term capital growth with
                      Fundamental Value Portfolio --    income as a secondary consideration.
                      Class I                           This objective may be changed without
                                                        shareholder approval.
                      ----------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock     The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares    seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                      ----------------------------------------------------------------------------
                      MFS(R) Investors Trust Series --  The fund's investment objective is to
                      Service Class Shares              seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                      ----------------------------------------------------------------------------
                      MFS(R) Total Return Series --     The fund's investment objective is to
                      Service Class Shares              seek total return. The fund's objective
                                                        may be changed without shareholder
                                                        approval.
                      ----------------------------------------------------------------------------
                      MFS(R) Utilities Series --        The fund's investment objective is to
                      Service Class Shares              seek total return. The fund's objective
                                                        may be changed without shareholder
                                                        approval.
                      ----------------------------------------------------------------------------
OPPENHEIMER           Oppenheimer Balanced Fund/VA      Seeks a high total investment return,
VARIABLE ACCOUNT      -- Service Shares                 which includes current income and
FUNDS                                                   capital appreciation in the value of its
                                                        shares.
                      ----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks growth of capital and               GE Asset Management Incorporated
accumulation of income that               (subadvised by SSgA Funds
corresponds to the investment return of   Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
                                          (subadvised by Palisade Capital
                                          Management, L.L.C.)
---------------------------------------------------------------------------
Seeks the highest total return,           GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
---------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated

---------------------------------------------------------------------------
Seeks long-term capital growth,           Janus Capital
consistent with preservation of capital   Management LLC
and balanced by current income.
---------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks Janus Capital
long-term growth of capital.              Management LLC
---------------------------------------------------------------------------
Seeks capital appreciation. This          Legg Mason Partners Fund Advisor,
objective may be changed without          LLC (subadvised by ClearBridge
shareholder approval.                     Advisors, LLC)
---------------------------------------------------------------------------
Seeks long-term capital growth with       Legg Mason Partners Fund Advisor,
income as a secondary consideration.      LLC (subadvised by ClearBridge
This objective may be changed without     Advisors, LLC)
shareholder approval.
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek total return. The fund's objective   Company
may be changed without shareholder
approval.
---------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek total return. The fund's objective   Company
may be changed without shareholder
approval.
---------------------------------------------------------------------------
Seeks a high total investment return,     OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
---------------------------------------------------------------------------



                     /1 /"Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                     /2 /For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                     /3 /A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                      Subaccount Investing In                     Investment Objective
                      ----------------------------------------------------------------------------
                      Oppenheimer Capital               Seeks capital appreciation by investing
                      Appreciation Fund/VA -- Service   in securities of well-known,
                      Shares                            established companies.
                      ----------------------------------------------------------------------------
                      Oppenheimer Global Securities     Seeks long-term capital appreciation
                      Fund/VA -- Service Shares         by investing a substantial portion of its
                                                        assets in securities of foreign issuers,
                                                        "growth type" companies, cyclical
                                                        industries and special situations that
                                                        are considered to have appreciation
                                                        possibilities.
                      ----------------------------------------------------------------------------
                      Oppenheimer Main Street Fund/     Seeks high total return (which includes
                      VA -- Service Shares              growth in the value of its shares as
                                                        well as current income) from equity
                                                        and debt securities.
                      ----------------------------------------------------------------------------
                      Oppenheimer Main Street Small     Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      ----------------------------------------------------------------------------
                      Oppenheimer MidCap Fund/VA        Seeks capital appreciation by investing
                      -- Service Shares                 in "growth type" companies.
                      ----------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor    Seeks maximum real return consistent
INSURANCE TRUST       Class Shares                      with preservation of real capital and
                                                        prudent investment management.
                      ----------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                                                        Invests at least 80% of its assets in a
                                                        diversified portfolio of high yield
                                                        securities ("junk bonds") rated below
                                                        investment grade but rated at least Caa
                                                        by Moody's or CCC by S&P, or, if
                                                        unrated, determined by PIMCO to be
                                                        of comparable quality, subject to a
                                                        maximum of 5% of its total assets in
                                                        securities rated Caa by Moody's or
                                                        CCC by S&P, or, if unrated,
                                                        determined by PIMCO to be of
                                                        comparable quality.
                      ----------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total return,
                      Portfolio -- Administrative Class consistent with preservation of capital
                      Shares                            and prudent investment management.

                      ----------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.

                      ----------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth of capital.
FUND                  Shares

                      ----------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
                      Class II Shares

                      ----------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term growth of capital.
                      Class II Shares

                      ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
----------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation      OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------
Seeks high total return (which includes   OppenheimerFunds, Inc.
growth in the value of its shares as
well as current income) from equity
and debt securities.
----------------------------------------------------------------------------
Seeks capital appreciation.               OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in "growth type" companies.
----------------------------------------------------------------------------
Seeks maximum real return consistent      Pacific Investment Management
with preservation of real capital and     Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.

----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.

----------------------------------------------------------------------------
Seeks maximum total return,               Pacific Investment Management
consistent with preservation of capital   Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.        Prudential Investments LLC
                                          (subadvised by Jennison Associates
                                          LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        Prudential Investments LLC
                                          (subadvised by Jennison Associates
                                          LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        Prudential Investments LLC
                                          (subadvised by Jennison Associates
                                          LLC)
----------------------------------------------------------------------------

                                                                                          Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                Investment Objective                 as applicable)
                     -------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST NASDAQ-100(R) Fund             Seeks to provide investment results   Rydex Investments
                     (formerly, OTC Fund)/1/        that correspond to a benchmark for
                                                    over-the-counter securities. The
                                                    portfolio's current benchmark is the
                                                    NASDAQ 100 Index(TM).
                     -------------------------------------------------------------------------------------------------
THE UNIVERSAL        Equity and Income Portfolio -- Seeks both capital appreciation and   Morgan Stanley Investment
INSTITUTIONAL FUNDS, Class II Shares                current income.                       Management Inc.
INC.
                     -------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE      Comstock Portfolio -- Class II Seeks capital growth and income       Van Kampen Asset Management
INVESTMENT TRUST     Shares                         through investments in equity
                                                    securities, including common stocks,
                                                    preferred stocks and securities
                                                    convertible into common and preferred
                                                    stocks.
                     -------------------------------------------------------------------------------------------------



                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:



                     Subaccount Investing In                     Investment Objective
                     --------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total return with
INSURANCE PRODUCTS   Service Class 2                    reduced risk over the long term by
FUND                                                    allocating its assets among stocks,
                                                        bonds, and short-term instruments.









                     --------------------------------------------------------------------------
GOLDMAN SACHS        Goldman Sachs Mid Cap Value        Seeks long-term capital appreciation.
VARIABLE INSURANCE   Fund
TRUST
                     --------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) New Discovery Series --     The fund's investment objective is to
INSURANCE TRUST      Service Class Shares               seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                     --------------------------------------------------------------------------


                                          Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
--------------------------------------------------------------------------
Seeks to obtain high total return with Fidelity Management & Research
reduced risk over the long term by     Company (FMR) (subadvised by
allocating its assets among stocks,    Fidelity Investments Money
bonds, and short-term instruments.     Management, Inc. (FIMM), FMR
                                       Co., Inc. (FMRC), Fidelity Research
                                       & Analysis Company (FRAC),
                                       Fidelity Management & Research
                                       (U.K.) Inc. (FMR U.K.), Fidelity
                                       International Investment Advisors
                                       (FIIA), Fidelity International
                                       Investment Advisors (U.K.) Limited
                                       (FIIA(U.K.)L), and Fidelity
                                       Investments Japan Limited (FIJ))
--------------------------------------------------------------------------
Seeks long-term capital appreciation.  Goldman Sachs Asset Management,
                                       L.P.

--------------------------------------------------------------------------
The fund's investment objective is to  Massachusetts Financial Services seek capital appreciation. The fund's  Company
objective may be changed without
shareholder approval.
--------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                                                                                              Adviser (and Sub-Adviser(s),
                      Subaccount Investing In                 Investment Objective                   as applicable)
                      -------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable    Seeks total return (a combination of  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST Capital and Income Portfolio -- income and long-term capital          LLC (subadvised by ClearBridge
                      Class II                        appreciation). This objective may be  Advisors, LLC, Western Asset changed without shareholder approval. Management Company Limited and
                                                                                            Western Asset Management
                                                                                            Company)
                      -------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Strategic Growth Portfolio --   Seeks capital appreciation.           Van Kampen Asset Management
INVESTMENT TRUST      Class II Shares
                      -------------------------------------------------------------------------------------------------------



The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after May 1, 2008:



                                                                                       Adviser (and Sub-Adviser(s),
                   Subaccount Investing In               Investment Objective                 as applicable)
                   ------------------------------------------------------------------------------------------------
XTF ADVISORS TRUST ETF 60 Portfolio -- Class II Seeks appreciation and preservation of   CLS Investment Firm, LLC
                   Shares                       capital with current income.
                   ------------------------------------------------------------------------------------------------


Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives.

Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.10% to 0.25%. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II


As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust and XTF Advisors Trust. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.

Information about the Franklin Templeton VIP Founding Funds Allocation
Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.


Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Asset Management, Inc. (doing business as Genworth Financial Wealth Management, Inc.) ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own

Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that have not purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. On a periodic basis (generally annually), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.


The Asset Allocation Models


There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E. In addition to these allocations, GFWM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each of these Asset Allocation Models.


Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFWM considers various factors in selecting the Portfolios for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.


Periodic Updates of Asset Allocation Models and Notices of Updates


Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.


Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.


If you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 and elect to participate in the Asset Allocation program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D, or E for your allocations. We will not make this decision, nor will GFWM. The following paragraph provides some information you may want to consider in making this decision.


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



You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.


In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.


Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.


GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.



In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.



                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            Build Your Own
                                        Asset Allocation Model
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/ 60% fixed income to a 80%
equities/20% fixed income. These ranges generally fall within the Investor Profile and Investor
Objective for Asset Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the
Investor Profile and Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                                                Portfolios                                   Model A Model B
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                Van Kampen Life Investment Trust --
                               Comstock Portfolio -- Class II Shares                                            2%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Equity-Income Portfolio -- Service Class 2                                   1%      3%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend                The Prudential Series Fund --
                               Jennison 20/20 Focus Portfolio -- Class II Shares                                1%      3%
                               ----------------------------------------------------------------------------------------------
                               GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth               Janus Aspen Series -- Forty Portfolio -- Service Shares                          1%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Contrafund(R) Portfolio -- Service Class 2                                   2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares              1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 Fidelity(R) Variable Insurance Products Fund --
                               VIP Mid Cap Portfolio -- Service Class 2                                         1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                 Oppenheimer Variable Account Funds --
                               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      1%      2%
-----------------------------------------------------------------------------------------------------------------------------
International Value            AllianceBernstein Variable Products Series Fund, Inc. --
                               AllianceBernstein International Value Portfolio -- Class B                       5%     10%
-----------------------------------------------------------------------------------------------------------------------------
International Growth           Columbia Funds Variable Insurance Trust I --
                               Columbia Marsico International Opportunities Fund, Variable Series -- Class B    2%      4%
                               ----------------------------------------------------------------------------------------------
                               AIM Variable Insurance Funds --
                               AIM V.I. International Growth Fund -- Series II shares                           2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Specialty -- Natural Resources The Prudential Series Fund -- Natural Resources Portfolio -- Class II Shares     0%      0%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                           20%     40%
-----------------------------------------------------------------------------------------------------------------------------
    Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bonds               PIMCO Variable Insurance Trust --
                               Low Duration Portfolio -- Administrative Class Shares                           48%     36%
-----------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds     PIMCO Variable Insurance Trust --
                               Long-Term U.S. Government Portfolio -- Administrative Class Shares               8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds        PIMCO Variable Insurance Trust --
                               Total Return Portfolio -- Administrative Class Shares                            8%      6%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Investment Grade Bond Portfolio -- Service Class 2                           8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income      Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       8%      6%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                       80%     60%
-----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust --
Comstock Portfolio -- Class II Shares                                            5%      6%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Equity-Income Portfolio -- Service Class 2                                   4%      6%      7%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund --
Jennison 20/20 Focus Portfolio -- Class II Shares                                4%      5%      6%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              3%      5%      6%
-----------------------------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio -- Service Shares                          5%      7%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund(R) Portfolio -- Service Class 2                                   5%      7%      9%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares              2%      2%      3%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Mid Cap Portfolio -- Service Class 2                                         2%      2%      3%
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      3%      4%      5%
-----------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. --
AllianceBernstein International Value Portfolio -- Class B                      14%     18%     23%
-----------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I --
Columbia Marsico International Opportunities Fund, Variable Series -- Class B    6%      8%     10%
-----------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. International Growth Fund -- Series II shares                           6%      8%     10%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund -- Natural Resources Portfolio -- Class II Shares     1%      2%      2%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Low Duration Portfolio -- Administrative Class Shares                           24%     12%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Long-Term U.S. Government Portfolio -- Administrative Class Shares               4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Total Return Portfolio -- Administrative Class Shares                            4%      2%      0%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Investment Grade Bond Portfolio -- Service Class 2                           4%      2%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       4%      2%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



Core Asset Class                                                                                         Fixed Income Asset
(20% to 80%)                                                    Specialty Asset Class (0% to 20%)        Class (20% to 60%)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -- Series I shares                 AIM V.I. Capital Appreciation Fund --    Fidelity VIP Investment
AIM V.I. International Growth Fund -- Series II shares        Series I shares                          Grade Bond Portfolio
AllianceBernstein Balanced Wealth Strategy Portfolio --      AllianceBernstein Global Technology       -- Service Class 2
 Class B                                                      Portfolio -- Class B                    GE Investments Funds
AllianceBernstein Growth and Income Portfolio -- Class B     AllianceBernstein International Value     Income Fund -- Class 1
BlackRock Basic Value V.I. Fund -- Class III Shares           Portfolio -- Class B                     Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares    AllanceBernstein Small Cap Growth        PIMCO VIT Long-Term U.S.
Columbia Marsico Growth Fund, Variable Series -- Class A      Portfolio -- Class B                     Government Portfolio --
Fidelity VIP Balanced Portfolio -- Service Class 2           American Century VP Inflation             Administrative Class
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2       Protection Fund -- Class II              Shares
Fidelity VIP Equity-Income Portfolio -- Service Class 2      BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Fidelity VIP Growth & Income Portfolio -- Service Class 2     -- Class III Shares                      Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund --     Columbia Marsico International            -- Administrative Class
 Class 2 Shares                                               Opportunities Fund, Variable Series --   Shares
Franklin Templeton VIP Franklin Income Securities Fund --     Class B                                 PIMCO VIT Total Return
 Class 2 Shares                                              Eaton Vance VT Floating-Rate Income Fund  Portfolio
Franklin Templeton VIP Mutual Shares Securities Fund --      Evergreen VA Omega Fund -- Class 2        -- Administrative Class
 Class 2 Shares                                              Federated High Income Bond Fund II --     Shares
Franklin Templeton VIP Templeton Growth Securities Fund --    Service Shares
 Class 2 Shares                                              Federated Kaufmann Fund II -- Service
GE Investments Funds Core Value Equity Fund --                Shares
 Class 1 Shares                                              Fidelity VIP Dynamic Capital
GE Investments Funds Mid-Cap Equity Fund -- Class 1 Shares    Appreciation Portfolio -- Service
GE Investments Funds S&P 500(R) Index Fund                    Class 2
GE Investments Funds Total Return Fund -- Class 3 Shares     Fidelity VIP Growth Portfolio --
GE Investments Funds U.S. Equity Fund -- Class 1 Shares       Service Class 2
Janus Aspen Balanced Portfolio -- Service Shares             Fidelity VIP Mid Cap Portfolio --
MFS(R) Total Return Series -- Service Class Shares            Service Class 2
Oppenheimer Balanced Fund/VA -- Service Shares               Fidelity VIP Value Strategies Portfolio
Oppenheimer Capital Appreciation Fund/VA -- Service Shares    -- Service Class 2
Oppenheimer Global Securities Fund/VA -- Service Shares      GE Investments Funds Real Estate
Oppenheimer Main Street Fund/VA -- Service Shares             Securities Fund -- Class 1 Shares
Universal Institutional Funds Equity and Income Portfolio -- GE Investments Funds Small-Cap Equity
 Class II Shares                                              Fund -- Class 1 Shares
Van Kampen LIT Comstock Portfolio -- Class II Shares         Janus Aspen Forty Portfolio -- Service
                                                              Shares
                                                             Legg Mason Partners Variable Aggressive
                                                              Growth Portfolio -- Class II
                                                             MFS(R) Utilities Series -- Service
                                                              Class Shares
                                                             Oppenheimer Main Street Small Cap
                                                              Fund/VA -- Service Shares
                                                             PIMCO VIT All Asset Portfolio --
                                                              Advisor Class Shares
                                                             PIMCO VIT High Yield Portfolio
                                                              -- Administrative Class Shares
                                                             Prudential Jennison Portfolio -- Class
                                                              II Shares
                                                             Prudential Jennison 20/20 Focus
                                                              Portfolio -- Class II Shares
                                                             Prudential Natural Resources Portfolio
                                                              -- Class II Shares

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first four years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  5%
         2                  4%
         3                  2%
     4 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.


You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from purchase payments in the contract and then from any gain earned. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)


Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.70% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.55% and an administrative expense charge at an effective annual rate of 0.15%. The deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options


Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------



The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.


Lifetime Income Plus 2007


Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.


We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.



Lifetime Income Plus


Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

Payment Optimizer Plus may not be available in all markets. We reserve the right to discontinue offering Payment Optimizer Plus at any time and for any reason.

Principal Protection A
dvantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

We charge you for expenses related to Principal Protection Advantage, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, currently equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Other Charges

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer after the first transfer in a calendar month. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. Your rights and benefits are described below and in the contract.

Purchase of the Contract


If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.


If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.


There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.


To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.



This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.


We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008) at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. If you elected Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan if you elected the rider at the time of application and you elect to take income payments under the rider.


Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, except for an assignment of the benefits provided under Principal Protection Advantage, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

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




Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments


You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.


The minimum initial purchase payment is $10,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments


We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, according to your instructions. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of any purchase payment that you can put into any one Subaccount must equal a whole percentage and cannot be less than $100.


Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

Valuation of Accumulation Units

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

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




The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges, administrative expense charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008 and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.


The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date


All owners may transfer all or a portion of their assets among the Subaccounts of the Separate Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008) the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy.


We process transfers among the Subaccounts as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts. We may postpone transfers to, from or among the Subaccounts under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Service Center, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain

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


restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts by calling or electronically contacting us provided we receive written authorization at our Service Center to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights

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


under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.


Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to any combination of other available Subaccounts (as long as the total

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


number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

  . when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.


Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008 or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.


Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.


Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008 or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.


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There is no additional charge to participate in the Defined Dollar Cost
Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.


Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than $5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction on any charge for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis in proportion to your assets allocated to the Separate Account. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and take a partial withdrawal, we will rebalance Contract Value to the

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



Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy.


A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial withdrawal (including a partial withdrawal taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any purchase payments in the contract and then from any gain earned. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $5,000. If a Systematic Withdrawal would cause the Contract Value to be less than $5,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

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Both partial withdrawals at your specific request and withdrawals under a
Systematic Withdrawal program will count toward the limit of the free amount that you may withdraw in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit for Life Rider Options


We currently offer Lifetime Income Plus 2008 under this prospectus. Lifetime Income Plus and Lifetime Income Plus 2007 are no longer available for contracts issued on or after May 1, 2007 and December 10, 2007, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract. These rider options are discussed in separate sections below.

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract


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



owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR


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   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Effective May 1, 2008, shares of the XTF Advisors Trust -- ETF 60 Portfolio are no longer available under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program, when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;



   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you will pay higher rider charges to the extent that the purchase payments increase the Contract Value and, in turn, increase the benefit base and/or the value of the Principal Protection Death Benefit, upon which such charges are imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus 2008, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up


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Value, you should consider that: (i) the guaranteed amounts provided by the
Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.



Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your


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



Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

   (a) the Contract Value;

   (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

   (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus 2008 without the Principal Protection Death Benefit
------------------------------------------------------------------------

          Single Annuitant Contract      0.75% of benefit base
------------------------------------------------------------------------
          Joint Annuitant Contract       0.85% of benefit base
------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
------------------------------------------------------------------------

          Single Annuitant Contract      0.75% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
------------------------------------------------------------------------
          Joint Annuitant Contract       0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
------------------------------------------------------------------------
          Single Annuitant Contract      0.75% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
          --------------------------------------------------------------

          Joint Annuitant Contract       0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
------------------------------------------------------------------------



The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.



Change of Ownership

You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;



   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54            97,205             --        94,418        100,000     112,360       112,360      100,000
    55            94,418             --        91,637        100,000     119,102       119,102      100,000
    56            91,637             --        88,857        100,000     126,248       126,248      100,000
    57            88,857             --        86,076        100,000     133,823       133,823      100,000
    58            86,076             --        83,291        100,000     141,852       141,852      100,000
    59            83,291             --        80,497        100,000     150,363       150,363      100,000
    60            80,497             --        77,692        100,000     159,385       159,385      100,000
    61            77,692             --        74,871        100,000     168,948       168,948      100,000
    62            74,871             --        72,030        100,000     179,085       179,085      100,000
    63            72,030             --        69,166        100,000     189,830       189,830      100,000
    64            69,166             --        66,274        100,000     201,220       201,220      100,000
    65            66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66            51,617         11,731        37,254        100,000     213,293       213,293       61,968
    67            37,254         11,731        23,178        100,000     213,293       213,293       41,144
    68            23,178         11,731         9,384        100,000     213,293       213,293       18,285
    69             9,384         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;



   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54            97,055             --        94,121        100,000     112,360       112,360      100,000
    55            94,121             --        91,196        100,000     119,102       119,102      100,000
    56            91,196             --        88,275        100,000     126,248       126,248      100,000
    57            88,275             --        85,356        100,000     133,823       133,823      100,000
    58            85,356             --        82,435        100,000     141,852       141,852      100,000
    59            82,435             --        79,508        100,000     150,363       150,363      100,000
    60            79,508             --        76,573        100,000     159,385       159,385      100,000
    61            76,573             --        73,624        100,000     168,948       168,948      100,000
    62            73,624             --        70,658        100,000     179,085       179,085      100,000
    63            70,658             --        67,672        100,000     189,830       189,830      100,000
    64            67,672             --        64,659        100,000     201,220       201,220      100,000
    65            64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66            49,903         11,731        35,459        100,000     213,293       213,293       76,538
    67            35,459         11,731        21,322        100,000     213,293       213,293       64,807
    68            21,322         11,731         7,485        100,000     213,293       213,293       53,076
    69             7,485         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;



   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74            97,205             --        94,418        100,000     112,360       112,360      100,000
    75            94,418             --        91,637        100,000     119,102       119,102      100,000
    76            91,637             --        88,857        100,000     126,248       126,248      100,000
    77            88,857             --        86,076        100,000     133,823       133,823      100,000
    78            86,076             --        83,291        100,000     141,852       141,852      100,000
    79            83,291             --        80,497        100,000     150,363       150,363      100,000
    80            80,497             --        77,692        100,000     159,385       159,385      100,000
    81            77,692             --        74,871        100,000     168,948       168,948      100,000
    82            74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83            59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84            44,426         12,536        29,658        100,000     179,085       179,085       45,280
    85            29,658         12,536        15,186        100,000     179,085       179,085       24,804
    86            15,186         12,536         1,003        100,000     179,085       179,085        1,837
    87             1,003         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;



   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74            96,805             --        93,626        100,000     112,360       112,360      100,000
    75            93,626             --        90,460        100,000     119,102       119,102      100,000
    76            90,460             --        87,304        100,000     126,248       126,248      100,000
    77            87,304             --        84,155        100,000     133,823       133,823      100,000
    78            84,155             --        81,008        100,000     141,852       141,852      100,000
    79            81,008             --        77,860        100,000     150,363       150,363      100,000
    80            77,860             --        74,707        100,000     159,385       159,385      100,000
    81            74,707             --        71,546        100,000     168,948       168,948      100,000
    82            71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83            55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84            40,590         12,536        25,649        100,000     179,085       179,085       62,392
    85            25,649         12,536        11,058        100,000     179,085       179,085       49,856
    86            11,058         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;



   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67           101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68           102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69           104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70           106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71           108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72           109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73           111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74           113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75           115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76           117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77           119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78           122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79           124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80           126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81           128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82           130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83           133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84           135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85           137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86           140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87           142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88           145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89           147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90           150,244         8,263         152,873       150,244     106,000       150,244      152,873
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;



   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67           101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68           102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69           103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70           105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71           107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72           108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73           110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74           112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75           114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76           115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77           117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78           119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79           121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80           123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81           125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82           127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83           129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84           131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85           133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86           135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87           138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88           140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89           142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90           144,702         7,959         147,005       144,702     106,000       144,702      147,005
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007


Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.


Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and


  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;


then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.


For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders" provision below.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will be increased only by 50% of the purchase payment.


Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base, Rider Death Benefit or Roll-Up Value, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is assessed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus 2007, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit


Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.


On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.


If you want to restore your benefit, we must receive notice of your election at our Service Center in a form acceptable to us at least 15 days prior to your next contract anniversary.


Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.


If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Service Center to do so; provided you are following the Investment Strategy and income payments have not begun.


Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.


If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective


Lifetime Income Plus 2007 must be elected at application. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.


At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,118        100,000     140,000      58,000
    75            38,118         8,400         28,956        100,000     140,000      49,600
    76            28,956         8,400         19,977        100,000     140,000      41,200
    77            19,977         8,400         11,177        100,000     140,000      32,800
    78            11,177         8,400          2,554        100,000     140,000      24,400
    79             2,554         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,763        100,000     125,000      47,500
    88            31,763         8,750         22,378        100,000     125,000      38,750
    89            22,378         8,750         13,180        100,000     125,000      30,000
    90            13,180         8,750          4,167        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and


  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;


then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders" provision below.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:


   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.


Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.


Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

The Rider Death Benefit will be (a) minus (b), where:

   (a) is the Rider Death Benefit; and

   (b) is the Rider Death Benefit multiplied by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Service Center in a form acceptable to us.


We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Notification. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------

               Restore Provision               Reset Provision
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.


If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency, to no less than annually, so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective


Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.


At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.


                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,655        100,000      50,500
   74        37,655         5,500         31,402        100,000      45,000
   75        31,402         5,500         25,274        100,000      39,500
   76        25,274         5,500         19,269        100,000      34,000
   77        19,269         5,500         13,383        100,000      28,500
   78        13,383         5,500          7,616        100,000      23,000
   79         7,616         5,500              0        100,000      17,500
   80             0         5,500              0        100,000      12,000
   81             0         5,500              0        100,000       6,500
   82             0         5,500              0        100,000       1,000
   83             0         5,500              0        100,000           0
   84             0         5,500              0        100,000           0
   85             0         5,500              0        100,000           0
   86             0         5,500              0        100,000           0
   87             0         5,500              0        100,000           0
   88             0         5,500              0        100,000           0
   89             0         5,500              0        100,000           0
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $102,500      $100,000     $94,500
   66       102,500         5,638         105,063       102,500      88,863
   67       105,063         5,778         107,689       105,063      83,084
   68       107,689         5,923         110,381       107,689      77,161
   69       110,381         6,071         113,141       110,381      71,090
   70       113,141         6,223         115,969       113,141      64,867
   71       115,969         6,378         118,869       115,969      58,489
   72       118,869         6,538         121,840       118,869      51,951
   73       121,840         6,701         124,886       121,840      45,250
   74       124,886         6,869         128,008       124,886      38,381
   75       128,008         7,040         131,209       128,008      31,341
   76       131,209         7,216         134,489       131,209      24,124
   77       134,489         7,397         137,851       134,489      16,728
   78       137,851         7,582         141,297       137,851       9,146
   79       141,297         7,771         144,830       141,297       1,374
   80       144,830         7,966         148,451       144,830           0
   81       148,451         8,165         152,162       148,451           0
   82       152,162         8,369         155,966       152,162           0
   83       155,966         8,578         159,865       155,966           0
   84       159,865         8,793         163,862       159,865           0
   85       163,862         9,012         167,958       163,862           0
   86       167,958         9,238         172,157       167,958           0
   87       172,157         9,469         176,461       172,157           0
   88       176,461         9,705         180,873       176,461           0
   89       180,873         9,948         185,394       180,873           0
   --------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                                   Withdrawal
                      Withdrawals                   Limit -   Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Before     Base -     Benefit -
Age Beginning of Year End of Year   End of Year    Withdrawal End of Year End of Year
-------------------------------------------------------------------------------------
65      $100,000        $7,000        $101,000       $5,500    $ 93,000     $93,000
66       101,000         7,000         102,080        5,555      94,000      86,000
67       102,080         7,000         103,246        5,614      95,080      79,000
68       103,246         7,000         104,506        5,679      96,246      72,000
69       104,506         7,000         105,867        5,748      97,506      65,000
70       105,867         7,000         107,336        5,823      98,867      58,000
71       107,336         7,000         108,923        5,903     100,336      51,000
72       108,923         7,000         110,637        5,991     101,923      44,000
73       110,637         7,000         112,488        6,085     103,637      37,000
74       112,488         7,000         114,487        6,187     105,488      30,000
75       114,487         7,000         116,645        6,297     107,487      23,000
76       116,645         7,000         118,977        6,416     109,645      16,000
77       118,977         7,000         121,495        6,544     111,977       9,000
78       121,495         7,000         124,215        6,682     114,495       2,000
79       124,215         7,000         127,152        6,832     117,215           0
80       127,152         7,000         130,324        6,993     120,152           0
81       130,324         7,000         133,750        7,168     123,324           0
82       133,750         7,000         137,450        7,356     126,750           0
83       137,450         7,000         141,446        7,560     130,450           0
84       141,446         7,000         145,762        7,780     134,446           0
85       145,762         7,000         150,423        8,017     138,762           0
86       150,423         7,000         155,457        8,273     143,423           0
87       155,457         7,000         160,893        8,550     148,457           0
88       160,893         7,000         166,765        8,849     153,893           0
89       166,765         7,000         173,106        9,172     159,765           0
-------------------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life
Riders


In order to receive the full benefit provided by Lifetime Income Plus or Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus.


Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction of your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;


       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;


       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;


       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares;


       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Effective May 1, 2008, shares of the XTF Advisors Trust - ETF 60 Portfolio are no longer available under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.


THE DEATH BENEFIT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Service Center.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A for an example of the calculation of the Basic Death Benefit.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

Termination of Death Benefit Rider Option When Contract Assigned or Sold

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner (or the Annuitant or Joint Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant or Joint Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment Choices: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made the default payment choice described below will apply):

   (1) receive the proceeds in one lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in one lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" section. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.


The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.


If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, payments will default to payment choice 2.


Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.


Distribution Rules

When Death Occurs Before the Annuity Commencement Date

If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner.

If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice 1 or 2, unless payment choice 3 is timely elected. If payment choice 3 is elected, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

INCOME PAYMENTS


The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Principal Protection Advantage" provision in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments up to the time income payments begin, to any date at least 13 months after your Contract Date and within one year of the last Annuity Commencement Date. The new Annuity Commencement Date cannot be a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Service Center prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; or (ii) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with 10 Years Period Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.


We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. If you elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on

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the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in one sum.

The contract provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee

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   selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate unless otherwise provided.


   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.


If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the General Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, times the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units. On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of

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payments for each Subaccount. The payment for a Subaccount is the number of
Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. We will not assess a charge on such transfers. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. We reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

Payment Protection Rider Options


We discuss two Payment Protection Rider Options in this prospectus: Principal Protection Advantage and Payment Optimizer Plus. These Payment Protection Rider Options are discussed in separate sections below. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. There is an extra charge for each of the Payment Protection Rider Options.


Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.

This rider may not be available in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

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The Investment Strategy includes Designated Subaccounts and Asset Allocation
Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.


Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;


       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;


       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;


       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;


       Oppenheimer Variable Account Funds --Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;


       OR

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   (2) owners may allocate assets to Asset Allocation Model C.


Effective May 1, 2008, shares of the XTF Advisors Trust - ETF 60 Portfolio are no longer available under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.


On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.


We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

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We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base. If all of the Annuitants are ages 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity

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year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;


   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and


   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                   Level   Guaranteed Change in  Adjustment            Net
         Annual   Income    Payment   Adjustment  Account             Annual
 Annuity Income   Amount     Floor     Account    Balance   Monthly Investment
  Year   Amount  (Monthly) (Monthly)  (Annually) (Monthly)  Income    Return
 -----------------------------------------------------------------------------
    1    $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
    2      7,879     657       750       1,121      2,463      750     7.0%
    3      8,106     676       750         894      3,357      750     7.0%
    4      8,340     695       750         660      4,017      750     7.0%
    5      8,581     715       750         419      4,436      750     7.0%
    6      8,828     736       750         172      4,608      750     7.0%
    7      9,083     757       750         (83)     4,525      750     7.0%
    8      9,345     779       750        (345)     4,181      750     7.0%
    9      9,614     801       750        (614)     3,566      750     7.0%
   10      9,892     824       750        (892)     2,675      750     7.0%
   11     10,177     848       750      (1,177)     1,498      750     7.0%
   12     10,471     873       750      (1,471)        27      750     7.0%
   13     10,773     898       750         (27)         0      895     7.0%
   14     11,083     924       750           0          0      924     7.0%
   15     11,403     950       750           0          0      950     7.0%
   16     11,732     978       750           0          0      978     7.0%
   17     12,070   1,006       750           0          0    1,006     7.0%
   18     12,419   1,035       750           0          0    1,035     7.0%
   19     12,777   1,065       750           0          0    1,065     7.0%
   20     13,145   1,095       750           0          0    1,095     7.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $100,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 9% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12, while the adjustment account is greater than zero.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) The monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . if you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a joint owner or Joint Annuitant only.

Examples


The following example shows how Payment Optimizer Plus works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.


The example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.


                                                               Additional
                      Monthly                                    Death
               Annual  Level  Guaranteed          Adjustment    Proceeds
       Annuity Income Income   Payment   Monthly    Account    (Beginning
        Year   Amount Amount    Floor    Income  (End of Year)  of Year)
       ------------------------------------------------------------------
          1    $6,517  $543      $583     $583      $  483      $100,000
          2     6,266   522       583      583       1,217        93,000
          3     6,025   502       583      583       2,191        86,000
          4     5,794   483       583      583       3,398        79,000
          5     5,571   464       583      583       4,827        72,000
       ------------------------------------------------------------------


The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base minus the sum of all monthly income paid.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;


       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;


       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;


       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA-- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Effective May 1, 2008, shares of the XTF Advisors Trust -- ETF 60 Portfolio are no longer available under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.


If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base --Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

The Adjustment Account. An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero. One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.
The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                        Guaranteed Change in  Adjustment               Net
         Annual  Level   Payment   Adjustment  Account    Monthly     Annual
 Annuity Income  Income   Floor     Account    Balance     Income   Investment
  Year   Amount  Amount (monthly)  (monthly)  (annually) (annually)   Return
 -----------------------------------------------------------------------------
    1    $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
    2     12,600  1,050    1,100        600      1,800      1,100       7.9%
    3     13,200  1,100    1,100          0      1,800      1,100       7.7%
    4     13,800  1,150    1,100       -600      1,200      1,100       7.5%
    5     14,400  1,200    1,100     -1,200          0      1,100       7.3%
    6     15,000  1,250    1,100          0          0      1,250       7.1%
    7     15,600  1,300    1,100          0          0      1,300     -20.8%
    8     12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum.

Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 60, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $6,373  $531      $333     $531       $0      $100,000
           2     6,188   516       333      516        0        93,627
           3     6,008   501       333      501        0        87,439
           4     5,833   486       333      486        0        81,431
           5     5,663   472       333      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .04) /12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.


Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.


Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of contract values. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are subject to tax as partial withdrawals.

Any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage are also subject to tax as partial withdrawals.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed in the same manner as an income payment if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified contracts described herein in the future. Prospective purchasers should contact our Service Center for information on the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 701/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 701/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.


Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or


   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draftbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires positive election. The Secure Access Account is not available in all states.


We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS


We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 10.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2007, 2006 and 2005, $17.9 million, $8.7 million and $5.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2007, 2006 and 2005, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                             6610 W. Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless New York State Law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If New York State Law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken.

State Regulation


As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.


Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings


We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/08 $10,000  $10,000     $10,000
3/31/16           20,000      20,000
3/31/17           14,000      10,000
---------------------------------------



If a partial withdrawal of $7,000 is taken on March 31, 2017, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


Annual Step-Up Death Benefit
Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     150,000
  7        82       125,000     125,000
  8        83       145,000     145,000
------------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          No Optional Benefit Elected


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $13.62            $13.57        19,545     2007
                                                                          12.27             13.62        17,331     2006
                                                                          11.83             12.27        15,746     2005
                                                                          10.86             11.83        10,432     2004
                                                                          10.00             10.86            --     2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   12.37             13.62         1,789     2007
                                                                          11.84             12.37           130     2006
                                                                          11.06             11.84           130     2005
                                                                          10.56             11.06            --     2004
                                                                          10.00             10.56            --     2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.79             11.47            --     2007
                                                                          10.00             10.79            --     2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  15.46             17.38        47,936     2007
                                                                          12.30             15.46        22,303     2006
                                                                          10.63             12.30         7,764     2005
                                                                          10.00             10.63            --     2004
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.18            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                11.77             13.87         1,006     2007
                                                                          11.04             11.77           505     2006
                                                                          10.84             11.04           974     2005
                                                                          10.49             10.84           539     2004
                                                                          10.00             10.49            --     2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                14.06             14.49        47,982     2007
                                                                          12.23             14.06        46,050     2006
                                                                          11.89             12.23        35,025     2005
                                                                          10.88             11.89        19,348     2004
                                                                          10.00             10.88            --     2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              16.03             16.64        93,692     2007
                                                                          12.07             16.03        27,324     2006
                                                                          10.54             12.07        10,385     2005
                                                                          10.00             10.54            --     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 12.36             13.80         2,382     2007
                                                                          12.65             12.36         2,384     2006
                                                                          11.21             12.65         1,333     2005
                                                                          10.52             11.21         1,335     2004
                                                                          10.00             10.52            --     2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                  9.43             10.54           450     2007
                                                                          10.00              9.43           450     2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     $ 9.93            $10.69        14,701     2007
                                                                                 9.94              9.93         6,074     2006
                                                                                10.00              9.94         5,116     2005
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           13.10             13.07        11,950     2007
                                                                                10.96             13.10         6,358     2006
                                                                                10.86             10.96         6,471     2005
                                                                                10.00             10.86         2,383     2004
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     12.64             14.51        92,828     2007
                                                                                11.05             12.64        27,762     2006
                                                                                10.00             11.05         3,581     2005
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      12.38             13.15            --     2007
                                                                                11.77             12.38            --     2006
                                                                                10.85             11.77            --     2005
                                                                                10.00             10.85            --     2004
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   13.38             13.00         3,109     2007
                                                                                12.12             13.38         3,432     2006
                                                                                11.20             12.12         1,489     2005
                                                                                10.00             11.20            --     2004
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      12.75             14.73        50,559     2007
                                                                                12.23             12.75        55,208     2006
                                                                                11.58             12.23        37,408     2005
                                                                                10.42             11.58        16,607     2004
                                                                                10.00             10.42            --     2003
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         17.76             20.89        44,239     2007
   Class B                                                                      14.66             17.76        25,971     2006
                                                                                12.48             14.66        17,862     2005
                                                                                10.89             12.48        11,130     2004
                                                                                10.00             10.89            --     2003
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  10.72             10.71        81,610     2007
                                                                                10.33             10.72        44,604     2006
                                                                                10.12             10.33        34,867     2005
                                                                                10.01             10.12        20,684     2004
                                                                                10.00             10.01            --     2003
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             11.58             12.08        12,056     2007
                                                                                11.78             11.58        13,982     2006
                                                                                11.20             11.78         5,276     2005
                                                                                10.72             11.20         5,056     2004
                                                                                10.00             10.72            --     2003
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            11.23             12.33           705     2007
                                                                                10.80             11.23           705     2006
                                                                                10.61             10.80           141     2005
                                                                                10.00             10.61            --     2004
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          12.08             12.26         9,026     2007
                                                                                11.12             12.08        10,198     2006
                                                                                11.06             11.12         8,484     2005
                                                                                10.21             11.06         6,419     2004
                                                                                10.00             10.21            --     2003
------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                         $14.23            $16.87         31,209    2007
                                                                        12.63             14.23         36,075    2006
                                                                        11.59             12.63         29,108    2005
                                                                        10.30             11.59         11,802    2004
                                                                        10.00             10.30             --    2003
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    11.12             12.58          2,832    2007
                                                                        10.55             11.12          1,582    2006
                                                                        10.35             10.55          1,528    2005
                                                                        10.00             10.35             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.41             11.13          1,133    2007
                                                                        10.00             10.41             --    2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        15.03             17.32         77,267    2007
                                                                        13.72             15.03         50,632    2006
                                                                        11.96             13.72         36,228    2005
                                                                        10.57             11.96         12,674    2004
                                                                        10.00             10.57             --    2003
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         14.16             14.85            830    2007
                                                                        12.65             14.16            835    2006
                                                                        10.67             12.65            127    2005
                                                                        10.71             10.67            142    2004
                                                                        10.00             10.71             --    2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        14.73             14.66         68,441    2007
                                                                        12.49             14.73         41,886    2006
                                                                        12.04             12.49         34,468    2005
                                                                        11.01             12.04         14,918    2004
                                                                        10.00             11.01             --    2003
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               11.65             14.50            972    2007
                                                                        11.12             11.65          1,796    2006
                                                                        10.72             11.12          1,965    2005
                                                                        10.58             10.72          1,663    2004
                                                                        10.00             10.58             --    2003
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      12.83             14.11          3,707    2007
                                                                        11.57             12.83          3,948    2006
                                                                        10.96             11.57          1,886    2005
                                                                        10.56             10.96          1,559    2004
                                                                        10.00             10.56             --    2003
----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                10.00             10.10         30,839    2007
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              16.86             19.12         51,335    2007
                                                                        15.26             16.86         45,127    2006
                                                                        13.15             15.26         39,595    2005
                                                                        10.73             13.15         17,053    2004
                                                                        10.00             10.73             --    2003
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     12.92             13.39          3,398    2007
                                                                        11.33             12.92          2,179    2006
                                                                        11.25             11.33          2,231    2005
                                                                        10.00             11.25            203    2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     12.08             12.32        265,392    2007
                                                                        10.39             12.08         85,814    2006
                                                                        10.00             10.39         12,559    2005
----------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund --
   Class 2 Shares                                                       10.00              9.91          2,183    2007
----------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund (formerly, Value Equity Fund)        $13.70            $14.83          2,182    2007
                                                               11.83             13.70          2,939    2006
                                                               11.56             11.83          3,251    2005
                                                               10.73             11.56          2,802    2004
                                                               10.00             10.73             --    2003
-------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                10.48             10.80         19,663    2007
                                                               10.21             10.48         30,082    2006
                                                               10.18             10.21         16,032    2005
                                                               10.02             10.18         11,227    2004
                                                               10.00             10.02             --    2003
-------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                        14.10             15.61         19,668    2007
                                                               13.23             14.10          6,811    2006
                                                               12.05             13.23          5,955    2005
                                                               10.56             12.05          5,460    2004
                                                               10.00             10.56             --    2003
-------------------------------------------------------------------------------------------------------------
  Money Market Fund                                            10.30             10.63        172,616    2007
                                                               10.02             10.30        102,302    2006
                                                                9.91             10.02         93,027    2005
                                                                9.99              9.91         51,664    2004
                                                               10.00              9.99             --    2003
-------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                 11.93             12.35         24,210    2007
                                                               11.13             11.93         24,287    2006
                                                               11.17             11.13         22,239    2005
                                                               10.62             11.17          2,258    2004
                                                               10.00             10.62             --    2003
-------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                19.42             16.25         20,249    2007
                                                               14.85             19.42         21,400    2006
                                                               13.51             14.85         19,148    2005
                                                               10.38             13.51          3,951    2004
                                                               10.00             10.38             --    2003
-------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                        13.59             14.04         43,771    2007
                                                               11.98             13.59         31,121    2006
                                                               11.66             11.98         30,201    2005
                                                               10.74             11.66         12,699    2004
                                                               10.00             10.74             --    2003
-------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                      14.61             14.70         24,748    2007
                                                               13.12             14.61         24,043    2006
                                                               12.18             13.12         14,227    2005
                                                               10.76             12.18          6,810    2004
                                                               10.00             10.76             --    2003
-------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                          12.77             11.63        173,486    2007
                                                               11.42             12.77         18,003    2006
                                                               11.21             11.42         19,282    2005
                                                               10.54             11.21          8,024    2004
                                                               10.00             10.54             --    2003
-------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                          10.60             11.63        173,486    2007
                                                               10.00             10.60         22,267    2006
-------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                           13.10             13.90         13,144    2007
                                                               11.47             13.10         14,775    2006
                                                               11.39             11.47         13,409    2005
                                                               10.71             11.39          3,095    2004
                                                               10.00             10.71             --    2003
-------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                             $12.98            $13.17         4,183     2007
                                                                                11.37             12.98         3,066     2006
                                                                                10.00             11.37         1,598     2005
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          12.66             13.72        29,953     2007
                                                                                11.66             12.66        25,601     2006
                                                                                11.02             11.66        20,268     2005
                                                                                10.35             11.02        12,244     2004
                                                                                10.00             10.35            --     2003
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             14.86             19.96        22,606     2007
                                                                                13.85             14.86         4,213     2006
                                                                                12.52             13.85            --     2005
                                                                                10.80             12.52            --     2004
                                                                                10.00             10.80            --     2003
------------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                              23.98             30.18           555     2007
                                                                                16.64             23.98           574     2006
                                                                                12.83             16.64           604     2005
                                                                                11.00             12.83           646     2004
                                                                                10.00             11.00            --     2003
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          13.57             13.39        25,078     2007
                                                                                12.46             13.57        24,701     2006
                                                                                11.56             12.46         2,484     2005
                                                                                10.81             11.56         1,088     2004
                                                                                10.00             10.81            --     2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.64              9.98         9,121     2007
                                                                                10.54             11.64         7,300     2006
                                                                                10.00             10.54            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           13.49              9.49         8,527     2007
                                                                                11.64             13.49         8,059     2006
                                                                                11.41             11.64        10,331     2005
                                                                                10.74             11.41         6,673     2004
                                                                                10.00             10.74            --     2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  12.17             13.28         5,561     2007
                                                                                11.54             12.17         5,662     2006
                                                                                11.26             11.54         5,519     2005
                                                                                10.51             11.26         5,634     2004
                                                                                10.00             10.51            --     2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         13.59             14.70         2,062     2007
                                                                                12.27             13.59         2,095     2006
                                                                                11.66             12.27         2,130     2005
                                                                                10.68             11.66         2,163     2004
                                                                                10.00             10.68            --     2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           12.33             12.39         2,672     2007
                                                                                11.10             12.33         2,678     2006
                                                                                10.75              11.1         2,792     2005
                                                                                10.30             10.75         1,655     2004
                                                                                10.00             10.30            --     2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            11.32             11.56        29,197     2007
                                                                                10.31             11.32        27,721     2006
                                                                                10.00             10.31        26,801     2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                           $20.56            $25.77         11,120    2007
                                                                             15.97             20.56         10,386    2006
                                                                             13.93             15.97          7,544    2005
                                                                             10.92             13.93          3,568    2004
                                                                             10.00             10.92             --    2003
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             12.14             12.35         35,412    2007
                                                                             11.14             12.14         36,357    2006
                                                                             10.93             11.14          1,813    2005
                                                                             10.00             10.93            320    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 12.24             13.69         22,126    2007
                                                                             11.56             12.24         22,616    2006
                                                                             11.21             11.56         22,778    2005
                                                                             10.70             11.21         17,912    2004
                                                                             10.00             10.70             --    2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    16.48             17.18         32,335    2007
                                                                             14.28             16.48         33,561    2006
                                                                             12.74             14.28         23,345    2005
                                                                             10.90             12.74          4,861    2004
                                                                             10.00             10.90             --    2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          13.39             13.70         19,751    2007
                                                                             11.86             13.39         25,876    2006
                                                                             11.41             11.86         17,085    2005
                                                                             10.64             11.41         14,912    2004
                                                                             10.00             10.64             --    2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                15.05             14.58         43,284    2007
                                                                             13.35             15.05         23,066    2006
                                                                             12.38             13.35         11,893    2005
                                                                             10.56             12.38          8,446    2004
                                                                             10.00             10.56             --    2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               13.38             13.94          1,686    2007
                                                                             13.25             13.38          1,687    2006
                                                                             12.03             13.25          1,666    2005
                                                                             10.25             12.03          1,687    2004
                                                                             10.00             10.25             --    2003
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.69             11.36         12,981    2007
                                                                             10.40             10.69          9,546    2006
                                                                             10.00             10.40          6,982    2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        12.10             12.31         21,297    2007
                                                                             11.29             12.10         25,143    2006
                                                                             11.03             11.29         18,988    2005
                                                                             10.24             11.03         14,878    2004
                                                                             10.00             10.24             --    2003
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.80             11.65         60,802    2007
                                                                             10.86             10.80         28,700    2006
                                                                             10.55             10.86         23,483    2005
                                                                              9.97             10.55         13,743    2004
                                                                             10.00              9.97             --    2003
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.19             10.76        184,564    2007
                                                                              9.97             10.19         15,405    2006
                                                                             10.00              9.97         13,776    2005
---------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares        $10.63            $11.36        117,919    2007
                                                                10.41             10.63        104,039    2006
                                                                10.34             10.41         72,293    2005
                                                                10.03             10.34         44,613    2004
                                                                10.00             10.03             --    2003
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         12.70             17.79         24,578    2007
                                                                12.75             12.70             --    2006
                                                                11.37             12.75            821    2005
                                                                10.59             11.37             --    2004
                                                                10.00             10.59             --    2003
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             16.44             13.93             --    2007
                                                                14.72             16.44          9,668    2006
                                                                12.35             14.72            159    2005
                                                                10.88             12.35            172    2004
                                                                10.00             10.88             --    2003
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                17.75             25.77         22,109    2007
                                                                14.84             17.75         16,916    2006
                                                                10.00             14.84          1,808    2005
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund (formerly, OTC Fund)                       11.84             13.71            102    2007
                                                                11.38             11.84            113    2006
                                                                11.45             11.38            107    2005
                                                                10.65             11.45            102    2004
                                                                10.00             10.65             --    2003
--------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                10.00              9.74            461    2007
--------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                         14.58             14.00         55,409    2007
                                                                12.78             14.58         29,910    2006
                                                                12.49             12.78         24,762    2005
                                                                10.82             12.49          8,744    2004
                                                                10.00             10.82             --    2003
--------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                 11.64             13.35          4,313    2007
                                                                11.54             11.64          3,584    2006
                                                                10.90             11.54          1,557    2005
                                                                10.39             10.90          1,369    2004
                                                                10.00             10.39             --    2003
--------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
--------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                           10.00              9.86            617    2007
--------------------------------------------------------------------------------------------------------------

                      Principal Payment Advantage Elected


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $11.40            $11.31            --     2007
                                                                          10.31             11.40            54     2006
                                                                          10.00             10.31            --     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   11.15             12.22            --     2007
                                                                           10.7             11.15            --     2006
                                                                          10.00             10.70            --     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.76             11.39            --     2007
                                                                          10.00             10.76            35     2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  14.22             15.93         4,727     2007
                                                                          11.35             14.22         4,905     2006
                                                                          10.00             11.35            --     2005
------------------------------------------------------------------------------------------------------------------------
  AIM VI Global Real Est Fund -- Series II                                10.00              9.25           339     2007
------------------------------------------------------------------------------------------------------------------------
  AIM VI Large Cap Growth Fund -- Series I                                10.00             11.30            --     2007
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.17            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                11.13             13.06            --     2007
                                                                          10.48             11.13            --     2006
                                                                          10.00             10.48            --     2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                11.71             12.01           330     2007
                                                                          10.21             11.71           323     2006
                                                                          10.00             10.21            --     2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              15.05             15.56        10,970     2007
                                                                          11.37             15.05        18,490     2006
                                                                          10.00             11.37            --     2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 10.72             11.92            --     2007
                                                                          11.01             10.72            --     2006
                                                                          10.00             11.01            --     2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                  9.41             10.47            --     2007
                                                                          10.00              9.41            --     2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                10.02             10.74            53     2007
                                                                          10.07             10.02            86     2006
                                                                          10.00             10.07            --     2005
------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  BalckRock Basic Value V.I. Fund -- Class III Shares                     12.21             12.14            --     2007
                                                                          10.25             12.21            --     2006
                                                                          10.00             10.25            --     2005
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               12.23             13.97        11,418     2007
                                                                          10.72             12.23           768     2006
                                                                          10.00             10.72            --     2005
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                10.92             11.55            --     2007
                                                                          10.43             10.92            --     2006
                                                                          10.00             10.43            --     2005
------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             11.76             11.38            --     2007
                                                                          10.69             11.76            --     2006
                                                                          10.00             10.69            --     2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                     $10.78            $12.39         1,151     2007
                                                                                10.37             10.78         1,268     2006
                                                                                10.00             10.37            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         14.62             17.12         4,721     2007
   Class B                                                                      12.11             14.62         5,864     2006
                                                                                10.00             12.11            --     2005
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust:
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  10.43             10.38         5,619     2007
                                                                                10.09             10.43            --     2006
                                                                                10.00             10.09            --     2005
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             10.44             10.85            --     2007
                                                                                10.66             10.44            --     2006
                                                                                10.00             10.66            --     2005
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            10.72             11.72            --     2007
                                                                                10.35             10.72            --     2006
                                                                                10.00             10.35            --     2005
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          10.86             10.97            20     2007
                                                                                10.03             10.86            32     2006
                                                                                10.00             10.03            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  12.00             14.17            --     2007
                                                                                10.69             12.00            --     2006
                                                                                10.00             10.69            --     2005
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                            10.68             12.05            --     2007
                                                                                10.19             10.68         1,584     2006
                                                                                10.00             10.19         1,869     2005
------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     10.38             11.05         4,522     2007
                                                                                10.00             10.38         4,592     2006
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                11.89             13.66         5,321     2007
                                                                                10.90             11.89         3,356     2006
                                                                                10.00             10.90            --     2005
------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 12.36             12.92            --     2007
                                                                                11.09             12.36            --     2006
                                                                                10.00             11.09            --     2005
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                12.16             12.05         5,271     2007
                                                                                10.35             12.16           468     2006
                                                                                10.00             10.35            --     2005
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       10.82             13.06            --     2007
                                                                                10.36             10.82           574     2006
                                                                                10.00             10.36            --     2005
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              11.93             13.41           486     2007
                                                                                10.79             11.93            --     2006
                                                                                10.00             10.79            --     2005
------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        10.00             10.07         4,520     2007
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      12.19             13.76         2,032     2007
                                                                                11.07             12.19           429     2006
                                                                                10.00             11.07            --     2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                             $11.65            $12.02             --    2007
                                                                                 10.25             11.65             --    2006
                                                                                 10.00             10.25             --    2005
-------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                              11.29             11.47        146,254    2007
                                                                                  9.75             11.29         66,214    2006
                                                                                 10.00              9.75         33,114    2005
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund --
   Class 2 Shares                                                                10.00              9.90                   2007
-------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                10.87             11.01          1,433    2007
                                                                                 10.00             10.87          3,745    2006
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                             11.01             11.03             --    2007
                                                                                 10.00             11.01             --    2006
-------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares (formerly, Value Equity Fund)         11.74             12.65             --    2007
                                                                                 10.17             11.74             --    2006
                                                                                 10.00             10.17             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                  10.19             10.45             --    2007
                                                                                  9.96             10.19          9,796    2006
                                                                                 10.00              9.96             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                          11.12             12.26          1,848    2007
                                                                                 10.47             11.12             --    2006
                                                                                 10.00             10.47             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                              10.30             10.58          2,037    2007
                                                                                 10.05             10.30          3,989    2006
                                                                                 10.00             10.05             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                   10.72             11.05             --    2007
                                                                                 10.03             10.72             --    2006
                                                                                 10.00             10.03             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                  13.26             11.05             --    2007
                                                                                 10.18             13.26             --    2006
                                                                                 10.00             10.18             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                          11.52             11.85          2,853    2007
                                                                                 10.19             11.52             --    2006
                                                                                 10.00             10.19             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                        11.25             11.27             --    2007
                                                                                 10.14             11.25             --    2006
                                                                                 10.00             10.14             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                            11.44             12.50         39,554    2007
                                                                                 10.27             11.44         40,988    2006
                                                                                 10.00             10.27         29,764    2005
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                            10.57             11.55        183,705    2007
                                                                                 10.00             10.57         44,781    2006
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                             11.47             12.13             --    2007
                                                                                 10.08             11.47             --    2006
                                                                                 10.00             10.08             --    2005
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                               11.66             11.78          1,187    2007
                                                                                 10.25             11.66          1,140    2006
                                                                                 10.00             10.25             --    2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $11.22            $12.12          4,091    2007
                                                                                10.38             11.22          4,258    2006
                                                                                10.00             10.38            177    2005
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             11.15             14.91          3,863    2007
                                                                                10.43             11.15          4,442    2006
                                                                                10.00             10.43             --    2005
------------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                              17.84             22.35             --    2007
                                                                                12.42             17.84             --    2006
                                                                                10.00             12.42             --    2005
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          11.65             11.44            490    2007
                                                                                10.74             11.65            461    2006
                                                                                10.00             10.74             --    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.16              9.96         19,541    2007
                                                                                10.15             11.16             --    2006
                                                                                10.00             10.15            180    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           11.86              9.46             --    2007
                                                                                10.27             11.86             --    2006
                                                                                10.00             10.27             --    2005
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.75             11.68             --    2007
                                                                                10.23             10.75             --    2006
                                                                                10.00             10.23             --    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         11.48             12.36             --    2007
                                                                                10.40             11.48             --    2006
                                                                                10.00             10.40             --    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           11.59             11.60             --    2007
                                                                                10.48             11.59             20    2006
                                                                                10.00             10.48             --    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.95             11.14        123,898    2007
                                                                                10.02             10.95        107,268    2006
                                                                                10.00             10.02        101,106    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               13.56             16.94             --    2007
                                                                                10.57             13.56             --    2006
                                                                                10.00             10.57             --    2005
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -- Class 2 Shares
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                10.88             10.99             --    2007
                                                                                10.02             10.88          8,838    2006
                                                                                10.00             10.02          2,561    2005
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.92             11.02          8,991    2007
                                                                                10.36             10.92             --    2006
                                                                                10.00             10.36             --    2005
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       12.69             12.18             --    2007
                                                                                11.04             12.69             --    2006
                                                                                10.00             11.04             --    2005
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             11.56             13.18             --    2007
                                                                                10.28             11.56          7,858    2006
                                                                                10.00             10.28             --    2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares               $11.80            $11.79            --     2007
                                                                             10.51             11.80         1,358     2006
                                                                             10.00             10.51            --     2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               10.59             11.39         5,259     2007
                                                                             10.36             10.59            --     2006
                                                                             10.00             10.36            --     2005
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.45             11.06            --     2007
                                                                             10.20             10.45            --     2006
                                                                             10.00             10.20            --     2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.71             10.85           864     2007
                                                                             10.02             10.71         4,602     2006
                                                                             10.00             10.02            --     2005
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          9.85             10.58         4,586     2007
                                                                              9.94              9.85         4,269     2006
                                                                             10.00              9.94            --     2005
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.15             10.67        36,286     2007
                                                                              9.97             10.15         4,129     2006
                                                                             10.00              9.97            --     2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.11             10.77         6,141     2007
                                                                              9.94             10.11        21,563     2006
                                                                             10.00              9.94            --     2005
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      10.74             13.39         3,332     2007
                                                                             10.81             10.74            --     2006
                                                                             10.00             10.81            --     2005
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          12.42             11.72            --     2007
                                                                             11.17             12.42         7,237     2006
                                                                             10.00             11.17            --     2005
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             15.26             22.07           537     2007
                                                                             12.80             15.26            --     2006
                                                                             10.00             12.80            --     2005
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund (formerly, OTC Fund)                                    10.69             12.33            --     2007
                                                                             10.32             10.69            --     2006
                                                                             10.00             10.32            --     2005
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc
---------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             10.00              9.71            --     2007
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      11.68             11.17         7,872     2007
                                                                             10.28             11.68         4,472     2006
                                                                             10.00             10.28            --     2005
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.46             11.94            --     2007
                                                                             10.40             10.46            --     2006
                                                                             10.00             10.40            --     2005
---------------------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
---------------------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                                        10.00              9.83            --     2007
---------------------------------------------------------------------------------------------------------------------------

                         Lifetime Income Plus Elected


                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                $10.75            $11.35             --    2007
                                                                                10.00             10.75             --    2006
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 10.57             10.47             --    2007
                                                                                10.00             10.57             --    2006
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          9.83             10.76             --    2007
                                                                                10.00              9.83             --    2006
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        10.97             12.27         31,652    2007
                                                                                10.00             10.97         14,033    2006
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               10.00             10.16         33,404    2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                      10.20             11.94             --    2007
                                                                                10.00             10.20             --    2006
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      11.01             11.28             --    2007
                                                                                10.00             11.01             --    2006
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    11.15             11.50         78,524    2007
                                                                                10.00             11.15         32,202    2006
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        9.85             10.94             --    2007
                                                                                10.00              9.85             --    2006
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        9.40             10.44             --    2007
                                                                                10.00              9.40             --    2006
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      10.13             10.84             --    2007
                                                                                10.00             10.13             --    2006
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           11.10             11.01             --    2007
                                                                                10.00             11.10             --    2006
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     10.43             11.90        414,578    2007
                                                                                10.00             10.43         81,571    2006
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      10.05             10.61             --    2007
                                                                                10.00             10.05             --    2006
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    9.95              9.61             --    2007
                                                                                10.00              9.95             --    2006
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      10.17             11.68             --    2007
                                                                                10.00             10.17             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         10.55             12.33         31,458    2007
   Class B                                                                      10.00             10.55         17,208    2006
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  10.20             10.12         25,766    2007
                                                                                10.00             10.20             --    2006
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             10.11             10.48             --    2007
                                                                                10.00             10.11             --    2006
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             9.95             10.87             --    2007
                                                                                10.00              9.95             --    2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $10.55            $10.63             --    2007
                                                                                 10.00             10.55             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   10.31             12.15             --    2007
                                                                                 10.00             10.31             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      10.37             11.01        121,849    2007
                                                                                 10.00             10.37         35,224    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 10.23             11.72         27,700    2007
                                                                                 10.00             10.23          9,816    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  10.13             10.56             --    2007
                                                                                 10.00             10.13             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 10.97             10.85         23,715    2007
                                                                                 10.00             10.97             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               10.54             11.51             --    2007
                                                                                 10.00             10.54             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        10.06             12.45             --    2007
                                                                                 10.00             10.06             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                         10.00             10.05         26,051    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        9.78             11.02         11,799    2007
                                                                                 10.00              9.78             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              10.56             10.88             --    2007
                                                                                 10.00             10.56             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                              11.04             11.19        773,742    2007
                                                                                 10.00             11.04        214,133    2006
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund --
   Class 2 Shares                                                                10.00              9.89                   2007
-------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                10.86             10.97             --    2007
                                                                                 10.00             10.86          9,371    2006
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                             10.99             10.99             --    2007
                                                                                 10.00             10.99             --    2006
-------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares (formerly, Value Equity Fund)         10.90             11.72             --    2007
                                                                                 10.00             10.90             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                  10.33             10.58             --    2007
                                                                                 10.00             10.33         24,300    2006
-------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           9.90             10.89         11,893    2007
                                                                                 10.00              9.90             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                              10.17             10.42             --    2007
                                                                                 10.00             10.17          4,964    2006
-------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                   10.42             10.73             --    2007
                                                                                 10.00             10.42             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                  12.16             10.11             --    2007
                                                                                 10.00             12.16             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                          10.82             11.11         17,392    2007
                                                                                 10.00             10.82             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         9.91              9.91             --    2007
                                                                                 10.00              9.91             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 shares                                          $10.56            $11.51        809,376    2007
                                                                                10.00             10.56        293,231    2006
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                              10.79             11.39             --    2007
                                                                                10.00             10.79             --    2006
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          10.51             11.32         18,124    2007
                                                                                10.00             10.51          7,800    2006
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             10.41             13.90         23,594    2007
                                                                                10.00             10.41         11,987    2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          10.29             10.09             --    2007
                                                                                10.00             10.29             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.64              9.94          1,540    2007
                                                                                10.00             10.64          1,343    2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.71              9.45             --    2007
                                                                                10.00             10.71             --    2006
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.24             11.11             --    2007
                                                                                10.00             10.24             --    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.61             11.41             --    2007
                                                                                10.00             10.61             --    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.65             10.82         38,709    2007
                                                                                10.00             10.65          7,252    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               12.14             15.13             --    2007
                                                                                10.00             12.14             --    2006
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                10.75              9.92             --    2007
                                                                                10.00             10.75         11,634    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.15             10.87         55,315    2007
                                                                                10.00             10.15             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       10.56             11.29             --    2007
                                                                                10.00             10.56             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             10.67             10.95             --    2007
                                                                                10.00             10.67         21,330    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    9.92             10.86             --    2007
                                                                                10.00              9.92             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                   9.58              9.56         20,186    2007
                                                                                10.00              9.58             --    2006
------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   10.34             10.93             --    2007
                                                                                10.00             10.34             --    2006
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           10.48             10.59             --    2007
                                                                                10.00             10.48          9,646    2006
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            10.58             11.34         23,296    2007
                                                                                10.00             10.58          9,363    2006
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         10.19             10.69        146,876    2007
                                                                                10.00             10.19             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         10.31             10.95         24,000    2007
                                                                                10.00             10.31         48,550    2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares        $10.53            $11.33        22,677     2007
                                                            10.00             10.53        21,451     2006
----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                      9.99             10.89            --     2007
                                                            10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares             9.54             13.77         4,862     2007
                                                            10.00              9.54            --     2006
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund (formerly, OTC Fund)                   10.23             11.77            --     2007
                                                            10.00             10.23            --     2006
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            10.00              9.70         6,745     2007
----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     10.90             10.40        30,562     2007
                                                            10.00             10.90         4,667     2006
----------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares              9.55             10.88            --     2007
                                                            10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------
XTF Advisors Trust
----------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                       10.00              9.82            --     2007
----------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected


                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                $10.74            $11.32             --    2007
                                                                                10.00             10.74             --    2006
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 10.56             10.44             --    2007
                                                                                10.00             10.56             --    2006
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          9.82             10.73             --    2007
                                                                                10.00              9.82             --    2006
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        10.96             12.23         59,848    2007
                                                                                10.00             10.96          8,240    2006
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy                                    10.00             10.16         70,766    2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                      10.19             11.91             --    2007
                                                                                10.00             10.19             --    2006
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      11.00             11.25             --    2007
                                                                                10.00             11.00             --    2006
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    11.14             11.47        148,806    2007
                                                                                10.00             11.14         18,875    2006
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        9.84             10.91             --    2007
                                                                                10.00              9.84             --    2006
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        9.39             10.41             --    2007
                                                                                10.00              9.39             --    2006
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      10.12             10.81             --    2007
                                                                                10.00             10.12             --    2006
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           11.09             10.98             --    2007
                                                                                10.00             11.09             --    2006
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     10.42             11.87        578,443    2007
                                                                                10.00             10.42          5,330    2006
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      10.04             10.58             --    2007
                                                                                10.00             10.04             --    2006
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    9.94              9.58             --    2007
                                                                                10.00              9.94             --    2006
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      10.16             11.65             --    2007
                                                                                10.00             10.16             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         10.54             12.30         59,581    2007
   Class B                                                                      10.00             10.54         10,097    2006
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  10.19             10.10         48,169    2007
                                                                                10.00             10.19             --    2006
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             10.10             10.46             --    2007
                                                                                10.00             10.10             --    2006
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             9.94             10.84             --    2007
                                                                                10.00              9.94             --    2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $10.54            $10.61             --    2007
                                                                                 10.00             10.54             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   10.30             12.12             --    2007
                                                                                 10.00             10.30             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                             10.13             11.38             --    2007
                                                                                 10.00             10.13             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      10.36             10.99        134,774    2007
                                                                                 10.00             10.36         10,367    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 10.22             11.69         52,114    2007
                                                                                 10.00             10.22          5,803    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  10.12             10.54             --    2007
                                                                                 10.00             10.12             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 10.96             10.83         44,658    2007
                                                                                 10.00             10.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               10.53             11.49             --    2007
                                                                                 10.00             10.53             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        10.05             12.42             --    2007
                                                                                 10.00             10.05             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                         10.00             10.04         48,586    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        9.77             10.99         22,242    2007
                                                                                 10.00              9.77             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              10.55             10.85             --    2007
                                                                                 10.00             10.55             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                              11.03             11.17        819,598    2007
                                                                                 10.00             11.03         19,063    2006
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund --
   Class 2 Shares                                                                10.00              9.88        160,214    2007
-------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                10.85             10.95             --    2007
                                                                                 10.00             10.85          5,504    2006
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                             10.98             10.96             --    2007
                                                                                 10.00             10.98             --    2006
-------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares (formerly, Value Equity Fund)         10.89             11.69             --    2007
                                                                                 10.00             10.89             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                  10.32             10.55             --    2007
                                                                                 10.00             10.32         14,359    2006
-------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           9.89             10.86         22,356    2007
                                                                                 10.00              9.89             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                              10.16             10.39             --    2007
                                                                                 10.00             10.16          2,930    2006
-------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                   10.41             10.70             --    2007
                                                                                 10.00             10.41             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                  12.14             10.08             --    2007
                                                                                 10.00             12.14             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                          10.81             11.08         32,719    2007
                                                                                 10.00             10.81             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $ 9.90            $ 9.89              --   2007
                                                                                10.00              9.90              --   2006
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                           10.54             11.49              --   2007
                                                                                10.00             10.54              --   2006
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                           10.55             11.48       1,385,430   2007
                                                                                10.00             10.55          44,351   2006
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                            10.78             11.36              --   2007
                                                                                10.00             10.78              --   2006
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                              10.72             10.79              --   2007
                                                                                10.00             10.72              --   2006
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          10.49             11.29          43,108   2007
                                                                                10.00             10.49              --   2006
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             10.40             13.86          44,377   2007
                                                                                10.00             10.40           7,078   2006
------------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                              11.44             14.28              --   2007
                                                                                10.00             11.44              --   2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          10.28             10.07              --   2007
                                                                                10.00             10.28              --   2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.63              9.93              --   2007
                                                                                10.00             10.63              --   2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.70              9.44              --   2007
                                                                                10.00             10.70              --   2006
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.23             11.08              --   2007
                                                                                10.00             10.23              --   2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.60             11.38              --   2007
                                                                                10.00             10.60              --   2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           10.02              9.99              --   2007
                                                                                10.00             10.02              --   2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.64             10.79          69,026   2007
                                                                                10.00             10.64           4,067   2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                              12.13             15.09              --   2007
                                                                                10.00             12.13              --   2006
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                10.74              9.90              --   2007
                                                                                10.00             10.74              --   2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.14             10.84          54,762   2007
                                                                                10.00             10.14              --   2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       10.55             11.26              --   2007
                                                                                10.00             10.55              --   2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             10.66             10.92              --   2007
                                                                                10.00             10.66          12,556   2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    9.91             10.83              --   2007
                                                                                10.00              9.91              --   2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                              $ 9.57            $ 9.53         37,993    2007
                                                                             10.00              9.57             --    2006
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.33             10.90             --    2007
                                                                             10.00             10.33             --    2006
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.47             10.56             --    2007
                                                                             10.00             10.47          5,697    2006
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.57             11.31         43,430    2007
                                                                             10.00             10.57          5,550    2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.18             10.66        274,513    2007
                                                                             10.00             10.18             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.29             10.92         44,828    2007
                                                                             10.00             10.29         28,716    2006
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          10.52             11.30         42,685    2007
                                                                             10.00             10.52         12,649    2006
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                       9.98             10.86             --    2007
                                                                             10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                              9.54             13.74          9,186    2007
                                                                             10.00              9.54             --    2006
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund (formerly, OTC Fund)                                    10.22             11.74             --    2007
                                                                             10.00             10.22             --    2006
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             10.00              9.69         13,171    2007
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.89             10.37         57,562    2007
                                                                             10.00             10.89          2,742    2006
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                               9.54             10.85             --    2007
                                                                             10.00              9.54             --    2006
---------------------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
---------------------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio - Class II Shares                                         10.00              9.81         33,420    2007
---------------------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2007 (for Joint Annuitants) Elected

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $10.00            $ 9.48            --     2007
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   10.00             10.37            --     2007
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                           10.00              9.90            --     2007
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Service II shares                 10.00             10.34         6,291     2007
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.15            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                10.00             11.44            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                10.00              9.87            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              10.00              9.83        15,491     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 10.00             10.77            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 10.00             10.51            --     2007
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                10.00             10.52            --     2007
------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     10.00              9.42            --     2007
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               10.00             10.93        53,588     2007
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                10.00             10.00            --     2007
------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             10.00              9.26            --     2007
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                10.00             11.13            --     2007
------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunity Fund -- Class B              10.00             11.29         5,757     2007
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                            10.00              9.77         4,392     2007
------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                       10.00              9.62            --     2007
------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                      10.00             10.19            --     2007
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                    10.00              9.75            --     2007
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                            10.00             11.09            --     2007
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                               10.00             10.05        12,689     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                          10.00             10.97         4,887     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2           10.00              9.92            --     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                          10.00              9.38         4,549     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                        10.00             10.40            --     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                 10.00             11.77            --     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                  10.00             10.04         4,306     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                10.00             10.55         2,042     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                       10.00              9.21            --     2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                              $10.00            $ 9.63        147,795    2007
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.88         23,921    2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 10.00              9.57             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              10.00              9.58             --    2007
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares (formerly, Value Equity Fund)          10.00             10.20             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.00             10.10             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           10.00             10.21          2,090    2007
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.00             10.15             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    10.00              9.96             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   10.00              8.12             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           10.00              9.82          3,252    2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         10.00              9.44             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             10.00             10.42        157,029    2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              10.00             10.09             --    2007
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            10.00             10.30          7,869    2007
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfoliio -- Service Shares                                              10.00             12.56          4,285    2007
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II            10.00              9.55             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I             10.00              9.49             --    2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    10.00             10.39             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investor Trust Series -- Service Class Shares                            10.00             10.24             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              10.00              9.73         12,683    2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                10.00             10.95             --    2007
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  10.00              9.69         10,530    2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      10.00             10.58             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         10.00              9.83             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               10.00              9.74             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     10.00              9.00          3,532    2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                    10.00              9.98             --    2007
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                     10.00             10.26             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                             10.00              9.83             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares              10.00             10.58          4,137    2007
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                           10.00             10.39         24,885    2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                           10.00             10.51          4,125    2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares        $10.00            $10.24         4,160     2007
----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     10.00             10.58            --     2007
----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            10.00             12.90           855     2007
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund (formerly, OTC Fund)                   10.00             10.90            --     2007
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            10.00              9.68         2,924     2007
----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     10.00              9.12         5,803     2007
----------------------------------------------------------------------------------------------------------
XTF Advisors Trust
----------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                       10.00              9.80        12,579     2007
----------------------------------------------------------------------------------------------------------

                           Lifetime Income Plus 2008

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $10.00            $ 9.70            --     2007
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   10.00              9.72            --     2007
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                           10.00              9.69            --     2007
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Service II shares                 10.00             10.47           846     2007
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.22            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                10.00              9.82            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                10.00              9.72            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              10.00             10.21         2,033     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 10.00              9.78            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 10.00              9.75            --     2007
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                10.00             10.16            --     2007
------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     10.00              9.63            --     2007
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               10.00             10.64        98,639     2007
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                10.00              9.74            --     2007
------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             10.00              9.68            --     2007
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                10.00              9.71            --     2007
------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunity Fund -- Class B              10.00             11.28           783     2007
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                            10.00             10.07         1,117     2007
------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                       10.00              9.57            --     2007
------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                      10.00              9.69            --     2007
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                    10.00              9.99            --     2007
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                            10.00              9.85            --     2007
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                               10.00             10.16            --     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                          10.00             10.69           727     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2           10.00              9.36            --     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                          10.00              9.77           586     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                        10.00              9.73            --     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                 10.00              9.72            --     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                  10.00             10.08         1,121     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                10.00             10.35           292     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                       10.00              9.61            --     2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund --Class 2 Shares                               $10.00            $10.01        12,435     2007
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00             10.01        19,007     2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 10.00             10.10            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              10.00             10.19            --     2007
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares (formerly, Value Equity Fund)          10.00              9.82            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.00             10.11            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           10.00             10.41           288     2007
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.00             10.09            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    10.00              9.79            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   10.00              9.01            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           10.00             10.11           468     2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         10.00              9.62            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             10.00             10.44        43,123     2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              10.00              9.77            --     2007
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            10.00             10.34            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfoliio -- Service Shares                                              10.00             11.73           578     2007
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II            10.00              9.71            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I             10.00              9.68            --     2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    10.00              9.79            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investor Trust Series -- Service Class Shares                            10.00              9.74            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              10.00             10.07            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares.                                10.00              9.83            --     2007
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  10.00              9.98            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      10.00              9.70            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         10.00              9.69            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               10.00              9.68            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     10.00              9.83           442     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                    10.00              9.63            --     2007
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                     10.00              9.99            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                             10.00             10.03            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares              10.00             10.39         1,092     2007
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                           10.00             10.25         6,607     2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                           10.00             10.34         1,095     2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares        $10.00            $10.52          508      2007
----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     10.00              9.77           --      2007
----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            10.00             12.13          117      2007
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund (formerly, OTC Fund)                   10.00              9.74           --      2007
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            10.00             10.00           --      2007
----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     10.00              9.65          756      2007
----------------------------------------------------------------------------------------------------------
XTF Advisors Trust
----------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                       10.00             10.10           --      2007
----------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


                                                                                Page
The Company.................................................................... B-3

The Separate Account........................................................... B-3

The Contracts.................................................................. B-3
   Transfer of Annuity Units................................................... B-3
   Net Investment Factor....................................................... B-4

Termination of Participation Agreements........................................ B-4

Calculation of Performance Data................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-6

Tax Matters.................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York..................... B-7
   IRS Required Distributions.................................................. B-7

General Provisions............................................................. B-7
   Using the Contracts as Collateral........................................... B-7
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans.................. B-8

Regulation of Genworth Life Insurance Company of New York...................... B-8

Experts........................................................................ B-8

Financial Statements........................................................... B-9


                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 W. Broad Street
Richmond, VA 23230


Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1157 (RetireReady/SM/ Selections NY) to:


Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City               State                                      Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                  Form NY1157

                                  Issued by:
                  Genworth Life Insurance Company of New York
                Genworth Life of New York VA Separate Account 1
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                       Variable Annuity Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2008, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     (800) 313-5282

Or write: Genworth Life Insurance Company of New York
          Variable Annuity Service Center
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative


The date of this Statement of Additional Information is May 1, 2008.

TABLE OF CONTENTS


                                                                                Page
The Company.................................................................... B-3

The Separate Account........................................................... B-3

The Contracts.................................................................. B-3
   Transfer of Annuity Units................................................... B-3
   Net Investment Factor....................................................... B-4

Termination of Participation Agreements........................................ B-4

Calculation of Performance Data................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-6

Tax Matters.................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York..................... B-7
   IRS Required Distributions.................................................. B-7

General Provisions............................................................. B-7
   Using the Contracts as Collateral........................................... B-7
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans.................. B-8

Regulation of Genworth Life Insurance Company of New York...................... B-8

Experts........................................................................ B-8

Financial Statements........................................................... B-9

The Company


We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, investment and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers life insurance, including term, whole and universal life, and long-term care insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include: individual fixed and variable annuities; group variable annuities offered through retirement plans; and single premium immediate annuities. Institutional products include: guaranteed investment contracts ("GICs"), and funding agreements.

We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.



We are subject to regulation by the New York Superintendent of Insurance. We file an annual statement with the New York Superintendent of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.


The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with accounting principles generally accepted in the United States of America and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust. This agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon 180 days' advance written notice.

XTF Advisors Trust. This agreement may be terminated by the parties upon 90 days' advance written notice.

Calculation of Performance Data


From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.


The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any rider option.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield:   2.75% as of December 31, 2007
Effective Yield: 2.78% as of December 31, 2007


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (3) Standardized total return considers the charges for all available optional riders.

   (4) Standardized total return does not reflect the deduction of any premium taxes.

   (5) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

              TR  =   the average annual total return for the
                      period.
              ERV =   the ending redeemable value (reflecting
                      deductions as described above) of the
                      hypothetical investment at the end of the
                      period.
              P   =   a hypothetical single investment of $1,000.
              N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life Insurance Company of New York

Besides Federal securities laws, we are subject to the New York insurance laws.

Experts


The consolidated financial statements for Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2007 and 2006, and for each of the years in the three-year period ended December 31, 2007, and the financial statements of the Separate Account as of December 31, 2007 and for the periods indicated, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

Financial
Statements


This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year Ended December 31, 2007

     (With Independent Registered Public Accounting Firm's Report Thereon)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2007

                                                                            Page
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-26

Statements of Changes in Net Assets........................................ F-49

Notes to Financial Statements.............................................. F-97

            Report of Independent Registered Public Accounting Firm

The Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares; Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B; AllianceBernstein Small Cap Growth Portfolio -- Class B, American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Global Allocation V.I. Fund -- Class III, BlackRock Large Cap Growth V.I. Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset ManagerSM Portfolio -- Initial Class, VIP Asset ManagerSM Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1, JPMorgan Insurance Trust Core Bond Portfolio 1, JPMorgan Insurance Trust Diversified Equity Portfolio 1, JPMorgan

Insurance Trust Diversified Mid Cap Growth Portfolio 1, JPMorgan Insurance Trust Equity Index Portfolio 1, JPMorgan Insurance Trust Government Bond Portfolio 1, JPMorgan Insurance Trust Intrepid Growth Portfolio 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II, Legg Mason Partners Variable Capital and Income Portfolio -- Class I, Legg Mason Partners Variable Capital and Income Portfolio -- Class II, Legg Mason Partners Variable Fundamental Value Portfolio -- Class I, Legg Mason Partners Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II, Natural Resources Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares; XTF Advisors Trust -- ETF 60 Portfolio Class II Shares) as of December 31, 2007, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2007, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia

April 23, 2008

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                            As of December 31, 2007

                                                                              AIM Variable Insurance Funds
                                           ----------------------------------------------------------------------------------
                                                               AIM V.I.                                          AIM V.I.
                                               AIM V.I.         Capital        AIM V.I.         AIM V.I.      International
                                             Basic Value     Appreciation     Core Equity     Global Real         Growth
                              Consolidated     Fund --          Fund --         Fund --      Estate Fund --      Fund --
                                 Total     Series II shares Series I shares Series I shares Series II shares Series II shares
                              ------------ ---------------- --------------- --------------- ---------------- ----------------
Assets:
Investments at fair
  value (note 2b)............ $779,052,100    2,312,269         885,028         879,121         576,479         7,450,274
Dividend receivable..........      403,044           --              --              --              --                --
Receivable for units sold....    1,861,363        1,052             201             597             444            37,189
                              ------------    ---------         -------         -------         -------         ---------
       Total assets..........  781,316,507    2,313,321         885,229         879,718         576,923         7,487,463
                              ------------    ---------         -------         -------         -------         ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....      116,463          300             113             113              80             1,185
Payable for units
  withdrawn..................       34,010           --              --              --              --                --
                              ------------    ---------         -------         -------         -------         ---------
       Total liabilities.....      150,473          300             113             113              80             1,185
                              ------------    ---------         -------         -------         -------         ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  775,611,523    2,311,002         885,116         879,605         565,850         7,393,885
   Variable deferred
     annuity contract
     owners in the
     annuitization period....    5,554,511        2,019              --              --          10,993            92,393
                              ------------    ---------         -------         -------         -------         ---------
Net assets................... $781,166,034    2,313,021         885,116         879,605         576,843         7,486,278
                              ============    =========         =======         =======         =======         =========
Investments in
  securities at cost......... $748,168,063    2,127,311         734,156         762,917         689,840         6,852,084
                              ============    =========         =======         =======         =======         =========
Shares outstanding...........                   183,223          30,134          30,200          26,615           224,203
                                              =========         =======         =======         =======         =========

                              ----------------
                                 AIM V.I.
                                 Large Cap
                                  Growth
                                  Fund --
                              Series I shares
                              ---------------
Assets:
Investments at fair
  value (note 2b)............     260,661
Dividend receivable..........          --
Receivable for units sold....         273
                                  -------
       Total assets..........     260,934
                                  -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          34
Payable for units
  withdrawn..................          --
                                  -------
       Total liabilities.....          34
                                  -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     260,900
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
                                  -------
Net assets...................     260,900
                                  =======
Investments in
  securities at cost.........     214,055
                                  =======
Shares outstanding...........      16,446
                                  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                   Alger American Fund
                              ----------------------------- -----------------
                                  Alger          Alger      AllianceBernstein
                                 American    American Small     Balanced
                                  Growth     Capitalization  Wealth Strategy
                               Portfolio --   Portfolio --    Portfolio --
                              Class O Shares Class O Shares      Class B
                              -------------- -------------- -----------------
Assets:
Investments at fair
  value (note 2b)............    $471,979       549,029         2,626,144
Dividend receivable..........          --            --                --
Receivable for units sold....          --             1            60,702
                                 --------       -------         ---------
       Total assets..........     471,979       549,030         2,686,846
                                 --------       -------         ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          55            64               465
Payable for units
  withdrawn..................           8            --                --
                                 --------       -------         ---------
       Total liabilities.....          63            64               465
                                 --------       -------         ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     471,916       548,966         2,656,695
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --            29,686
                                 --------       -------         ---------
Net assets...................    $471,916       548,966         2,686,381
                                 ========       =======         =========
Investments in
  securities at cost.........    $458,052       393,746         2,640,023
                                 ========       =======         =========
Shares outstanding...........       9,579        16,477           202,478
                                 ========       =======         =========

                               AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                   Global            Growth         International       Large Cap
                                 Technology        and Income           Value            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- -----------------
Assets:
Investments at fair
  value (note 2b)............      642,788          9,228,791        17,160,800         2,366,515
Dividend receivable..........           --                 --                --                --
Receivable for units sold....           --              4,874            86,477                --
                                   -------          ---------        ----------         ---------
       Total assets..........      642,788          9,233,665        17,247,277         2,366,515
                                   -------          ---------        ----------         ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           80              1,211             2,735               305
Payable for units
  withdrawn..................          764                 --                --                69
                                   -------          ---------        ----------         ---------
       Total liabilities.....          844              1,211             2,735               374
                                   -------          ---------        ----------         ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      641,944          9,232,454        17,030,476         2,366,141
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --                 --           214,066                --
                                   -------          ---------        ----------         ---------
Net assets...................      641,944          9,232,454        17,244,542         2,366,141
                                   =======          =========        ==========         =========
Investments in
  securities at cost.........      508,798          7,869,221        16,991,677         1,856,943
                                   =======          =========        ==========         =========
Shares outstanding...........       31,649            347,600           689,743            78,989
                                   =======          =========        ==========         =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                               AllianceBernstein
                               Variable Products
                               Series Fund, Inc.
                                  (continued)                   American Century Variable Portfolios, Inc.
                              -------------------- --------------------------------------------------------------------
                               AllianceBernstein    VP Income &
                                Small Cap Growth   Growth Fund -- VP International VP Ultra(R) Fund -- VP Value Fund --
                              Portfolio -- Class B    Class I     Fund -- Class I        Class I           Class I
                              -------------------- -------------- ---------------- ------------------- ----------------
Assets:
Investments at fair
  value (note 2b)............       $164,799          884,872        2,771,003           855,943          1,810,626
Dividend receivable..........             --               --               --                --                 --
Receivable for units sold....             34              219              541                --                 77
                                    --------          -------        ---------           -------          ---------
       Total assets..........        164,833          885,091        2,771,544           855,943          1,810,703
                                    --------          -------        ---------           -------          ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             20              116              420               112                234
Payable for units
  withdrawn..................             --               --               --                59                 --
                                    --------          -------        ---------           -------          ---------
       Total liabilities.....             20              116              420               171                234
                                    --------          -------        ---------           -------          ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        164,813          884,975        2,563,508           855,772          1,799,419
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --               --          207,616                --             11,050
                                    --------          -------        ---------           -------          ---------
Net assets...................       $164,813          884,975        2,771,124           855,772          1,810,469
                                    ========          =======        =========           =======          =========
Investments in
  securities at cost.........       $129,136          851,182        2,477,308           689,325          1,837,491
                                    ========          =======        =========           =======          =========
Shares outstanding...........         10,849          104,595          233,643            70,448            242,386
                                    ========          =======        =========           =======          =========

                                   American
                               Century Variable
                              Portfolios II, Inc.
                              -------------------
                                 VP Inflation
                              Protection Fund --
                                   Class II
                              -------------------
Assets:
Investments at fair
  value (note 2b)............       991,877
Dividend receivable..........         3,174
Receivable for units sold....            --
                                    -------
       Total assets..........       995,051
                                    -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           132
Payable for units
  withdrawn..................           610
                                    -------
       Total liabilities.....           742
                                    -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       961,058
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        33,251
                                    -------
Net assets...................       994,309
                                    =======
Investments in
  securities at cost.........       963,382
                                    =======
Shares outstanding...........        94,017
                                    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007


                                                BlackRock Variable Series Funds, Inc.
                              -------------------------------------------------------------------------


                               BlackRock Basic   BlackRock Global   BlackRock Large   BlackRock Value
                              Value V.I. Fund --  Allocation V.I.   Cap Growth V.I.  Opportunities V.I.
                                  Class III      Fund -- Class III Fund -- Class III Fund -- Class III
                              ------------------ ----------------- ----------------- ------------------
Assets:
Investments at fair
  value (note 2b)............      $756,781         31,985,661          175,387           503,764
Dividend receivable..........            --                 --               --                --
Receivable for units sold....         2,908            486,277               --             2,344
                                   --------         ----------          -------           -------
       Total assets..........       759,689         32,471,938          175,387           506,108
                                   --------         ----------          -------           -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           112              6,204               23                77
Payable for units
  withdrawn..................            --                 --                1                --
                                   --------         ----------          -------           -------
       Total liabilities.....           112              6,204               24                77
                                   --------         ----------          -------           -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       759,577         32,253,183          175,363           506,031
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --            212,551               --                --
                                   --------         ----------          -------           -------
Net assets...................      $759,577         32,465,734          175,363           506,031
                                   ========         ==========          =======           =======
Investments in
  securities at cost.........      $851,823         32,641,174          156,843           969,560
                                   ========         ==========          =======           =======
Shares outstanding...........        54,839          2,201,353           13,832            31,624
                                   ========         ==========          =======           =======

                                     Columbia Funds Variable
                                        Insurance Trust I
                              --------------------------------------
                                                  Columbia Marsico
                               Columbia Marsico     International
                                 Growth Fund,    Opportunities Fund,
                              Variable Series -- Variable Series --
                                   Class A             Class B
                              ------------------ -------------------
Assets:
Investments at fair
  value (note 2b)............     4,486,814          11,955,073
Dividend receivable..........            --                  --
Receivable for units sold....            --              36,231
                                  ---------          ----------
       Total assets..........     4,486,814          11,991,304
                                  ---------          ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           575               1,754
Payable for units
  withdrawn..................         1,184                  --
                                  ---------          ----------
       Total liabilities.....         1,759               1,754
                                  ---------          ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     4,485,055          11,897,210
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --              92,340
                                  ---------          ----------
Net assets...................     4,485,055          11,989,550
                                  =========          ==========
Investments in
  securities at cost.........     3,409,835           9,775,442
                                  =========          ==========
Shares outstanding...........       201,383             473,844
                                  =========          ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                        Dreyfus
                              ------------------------------------------------------------
                               Dreyfus Investment   Dreyfus Variable  The Dreyfus Socially
                              Portfolios -- MidCap Investment Fund --     Responsible
                               Stock Portfolio --     Money Market    Growth Fund, Inc. --
                                 Initial Shares        Portfolio         Initial Shares
                              -------------------- ------------------ --------------------
Assets:
Investments at fair
  value (note 2b)............       $186,947           1,087,389            363,717
Dividend receivable..........             --               4,144                 --
Receivable for units sold....             37                  72                122
                                    --------           ---------            -------
       Total assets..........        186,984           1,091,605            363,839
                                    --------           ---------            -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             23                 144                 47
Payable for units
  withdrawn..................             --                  --                 --
                                    --------           ---------            -------
       Total liabilities.....             23                 144                 47
                                    --------           ---------            -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        186,961           1,091,461            363,792
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --                  --                 --
                                    --------           ---------            -------
Net assets...................       $186,961           1,091,461            363,792
                                    ========           =========            =======
Investments in
  securities at cost.........       $203,523           1,087,389            280,328
                                    ========           =========            =======
Shares outstanding...........         12,046           1,087,389             11,925
                                    ========           =========            =======

                                               DWS Variable Series II
                              --------------------------------------------------------

                                DWS Dreman High      DWS Dreman Small   DWS Technology
                              Return Equity VIP -- Mid Cap Value VIP -- VIP -- Class B
                                 Class B Shares       Class B Shares        Shares
                              -------------------- -------------------- --------------
Assets:
Investments at fair
  value (note 2b)............      1,056,615            1,312,671          198,872
Dividend receivable..........             --                   --               --
Receivable for units sold....             47                   --               35
                                   ---------            ---------          -------
       Total assets..........      1,056,662            1,312,671          198,907
                                   ---------            ---------          -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....            133                  172               26
Payable for units
  withdrawn..................             --                    2               --
                                   ---------            ---------          -------
       Total liabilities.....            133                  174               26
                                   ---------            ---------          -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      1,056,529            1,312,497          198,881
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --                   --               --
                                   ---------            ---------          -------
Net assets...................      1,056,529            1,312,497          198,881
                                   =========            =========          =======
Investments in
  securities at cost.........        963,975            1,309,057          162,914
                                   =========            =========          =======
Shares outstanding...........         73,325               65,372           18,886
                                   =========            =========          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                               Evergreen Variable
                                 Eaton Vance Variable Trust      Annuity Trust
                              -------------------------------- ------------------

                                                VT Worldwide      Evergreen VA
                              VT Floating-Rate Health Sciences   Omega Fund --
                                Income Fund         Fund            Class 2
                              ---------------- --------------- ------------------
Assets:
Investments at fair
  value (note 2b)............   $13,723,826       2,219,958          43,466
Dividend receivable..........        74,879              --              --
Receivable for units sold....         8,427             515              --
                                -----------       ---------          ------
       Total assets..........    13,807,132       2,220,473          43,466
                                -----------       ---------          ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         1,968             282               6
Payable for units
  withdrawn..................            --              --              --
                                -----------       ---------          ------
       Total liabilities.....         1,968             282               6
                                -----------       ---------          ------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    13,698,648       2,220,191          43,460
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       106,516              --              --
                                -----------       ---------          ------
Net assets...................   $13,805,164       2,220,191          43,460
                                ===========       =========          ======
Investments in
  securities at cost.........   $14,241,477       2,038,293          36,372
                                ===========       =========          ======
Shares outstanding...........     1,432,550         175,352           2,214
                                ===========       =========          ======

                                              Federated Insurance Series
                              -----------------------------------------------------------
                                  Federated
                               American Leaders                        Federated High
                              Fund II -- Primary Federated Capital Income Bond Fund II --
                                    Shares        Income Fund II       Primary Shares
                              ------------------ ----------------- ----------------------
Assets:
Investments at fair
  value (note 2b)............      245,688            218,910             264,012
Dividend receivable..........           --                 --                  --
Receivable for units sold....           --                 --                  --
                                   -------            -------             -------
       Total assets..........      245,688            218,910             264,012
                                   -------            -------             -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           29                 25                  31
Payable for units
  withdrawn..................           --                 --                 216
                                   -------            -------             -------
       Total liabilities.....           29                 25                 247
                                   -------            -------             -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      245,659            218,885             263,765
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --                 --                  --
                                   -------            -------             -------
Net assets...................      245,659            218,885             263,765
                                   =======            =======             =======
Investments in
  securities at cost.........      275,638            253,953             269,593
                                   =======            =======             =======
Shares outstanding...........       14,343             22,756              35,249
                                   =======            =======             =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                Federated Insurance Series (continued)
                              ------------------------------------------

                                  Federated High          Federated
                              Income Bond Fund II -- Kaufmann Fund II --
                                  Service Shares       Service Shares
                              ---------------------- -------------------
Assets:
Investments at fair
  value (note 2b)............       $8,283,130            4,218,431
Dividend receivable..........               --                   --
Receivable for units sold....            1,614                   --
                                    ----------            ---------
       Total assets..........        8,284,744            4,218,431
                                    ----------            ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....            1,025                  550
Payable for units
  withdrawn..................               --                6,524
                                    ----------            ---------
       Total liabilities.....            1,025                7,074
                                    ----------            ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        8,283,719            4,211,357
   Variable deferred
     annuity contract
     owners in the
     annuitization period....               --                   --
                                    ----------            ---------
Net assets...................       $8,283,719            4,211,357
                                    ==========            =========
Investments in
  securities at cost.........       $8,421,322            3,197,467
                                    ==========            =========
Shares outstanding...........        1,111,830              226,676
                                    ==========            =========

                                                  Fidelity(R) Variable Insurance Products Fund
                              -------------------------------------------------------------------------------------
                                    VIP Asset             VIP Asset
                                   Manager/SM            Manager/SM           VIP Balanced      VIP Contrafund(R)
                              /Portfolio -- Initial /Portfolio -- Service Portfolio -- Service Portfolio -- Initial
                                      Class                Class 2              Class 2               Class
                              --------------------- --------------------- -------------------- --------------------
Assets:
Investments at fair
  value (note 2b)............        347,119              1,092,738            8,075,025            2,425,278
Dividend receivable..........             --                     --                   --                   --
Receivable for units sold....             --                     --                   --                   --
                                     -------              ---------            ---------            ---------
       Total assets..........        347,119              1,092,738            8,075,025            2,425,278
                                     -------              ---------            ---------            ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             40                    158                1,402                  284
Payable for units
  withdrawn..................             --                    943                8,169                2,263
                                     -------              ---------            ---------            ---------
       Total liabilities.....             40                  1,101                9,571                2,547
                                     -------              ---------            ---------            ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        347,079              1,091,637            8,049,964            2,422,731
   Variable deferred
     annuity contract
     owners in the
     annuitization period....             --                     --               15,490                   --
                                     -------              ---------            ---------            ---------
Net assets...................        347,079              1,091,637            8,065,454            2,422,731
                                     =======              =========            =========            =========
Investments in
  securities at cost.........        318,916                991,657            8,052,970            2,316,109
                                     =======              =========            =========            =========
Shares outstanding...........         20,949                 66,916              515,976               86,928
                                     =======              =========            =========            =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------------------
                                                  VIP Dynamic
                                                    Capital      VIP Equity-    VIP Equity-    VIP Growth     VIP Growth
                              VIP Contrafund(R)  Appreciation      Income         Income        & Income       & Income
                                Portfolio --     Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                               Service Class 2  Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              ----------------- --------------- ------------- --------------- ------------- ---------------
Assets:
Investments at fair
  value (note 2b)............    $36,493,392        390,483       1,198,795     13,424,960       562,309       3,625,444
Dividend receivable..........             --             --              --             --            --              --
Receivable for units sold....         26,991             --              --         36,273             5             437
                                 -----------        -------       ---------     ----------       -------       ---------
       Total assets..........     36,520,383        390,483       1,198,795     13,461,233       562,314       3,625,881
                                 -----------        -------       ---------     ----------       -------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          4,790             51             142          1,907            66             464
Payable for units
  withdrawn..................             --             --              --             --            --              --
                                 -----------        -------       ---------     ----------       -------       ---------
       Total liabilities.....          4,790             51             142          1,907            66             464
                                 -----------        -------       ---------     ----------       -------       ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     36,360,184        390,432       1,198,653     13,354,034       562,248       3,625,417
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        155,409             --              --        105,292            --              --
                                 -----------        -------       ---------     ----------       -------       ---------
Net assets...................    $36,515,593        390,432       1,198,653     13,459,326       562,248       3,625,417
                                 ===========        =======       =========     ==========       =======       =========
Investments in
  securities at cost.........    $39,014,693        404,827       1,166,576     14,019,531       458,756       2,956,600
                                 ===========        =======       =========     ==========       =======       =========
Shares outstanding...........      1,328,965         43,484          50,138        569,578        33,058         216,315
                                 ===========        =======       =========     ==========       =======       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                      Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth                                 VIP Investment
                              Opportunities  VIP Growth     VIP Growth      Grade Bond      VIP Mid Cap   VIP Overseas
                              Portfolio --  Portfolio --   Portfolio --    Portfolio --    Portfolio --   Portfolio --
                              Initial Class Initial Class Service Class 2 Service Class 2 Service Class 2 Initial Class
                              ------------- ------------- --------------- --------------- --------------- -------------
Assets:
Investments at fair
  value (note 2b)............   $331,149       997,878       2,367,329       3,489,390      18,942,927       649,908
Dividend receivable..........         --            --              --              --              --            --
Receivable for units sold....         --            --              35           8,502           7,573            --
                                --------       -------       ---------       ---------      ----------       -------
       Total assets..........    331,149       997,878       2,367,364       3,497,892      18,950,500       649,908
                                --------       -------       ---------       ---------      ----------       -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         39           118             304             596           2,461            76
Payable for units
  withdrawn..................         --            13              --              --              --           258
                                --------       -------       ---------       ---------      ----------       -------
       Total liabilities.....         39           131             304             596           2,461           334
                                --------       -------       ---------       ---------      ----------       -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    331,110       997,747       2,367,060       3,436,548      18,916,921       649,574
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --            --              --          60,748          31,118            --
                                --------       -------       ---------       ---------      ----------       -------
Net assets...................   $331,110       997,747       2,367,060       3,497,296      18,948,039       649,574
                                ========       =======       =========       =========      ==========       =======
Investments in
  securities at cost.........   $270,166       905,599       1,655,736       3,415,093      16,344,787       474,649
                                ========       =======       =========       =========      ==========       =======
Shares outstanding...........     14,803        22,116          53,020         278,261         531,657        25,668
                                ========       =======       =========       =========      ==========       =======

                              ----------------
                                 VIP Value
                                Strategies
                               Portfolio --
                              Service Class 2
                              ---------------
Assets:
Investments at fair
  value (note 2b)............     454,496
Dividend receivable..........          --
Receivable for units sold....           3
                                  -------
       Total assets..........     454,499
                                  -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          58
Payable for units
  withdrawn..................          --
                                  -------
       Total liabilities.....          58
                                  -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     454,441
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
                                  -------
Net assets...................     454,441
                                  =======
Investments in
  securities at cost.........     473,620
                                  =======
Shares outstanding...........      36,014
                                  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                      Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------------------------------
                                                   Franklin Large   Franklin Templeton
                               Franklin Income       Cap Growth     VIP Founding Funds   Mutual Shares    Templeton Foreign
                              Securities Fund -- Securities Fund -- Allocation Fund -- Securities Fund -- Securities Fund --
                                Class 2 Shares     Class 2 Shares     Class 2 Shares     Class 2 Shares     Class 1 Shares
                              ------------------ ------------------ ------------------ ------------------ ------------------
Assets:
Investments at fair
  value (note 2b)............    $96,935,534          661,488           7,749,925          5,629,597            86,485
Dividend receivable..........             --               --                  --                 --                --
Receivable for units sold....        249,365              213             221,630              2,036                --
                                 -----------          -------           ---------          ---------            ------
       Total assets..........     97,184,899          661,701           7,971,555          5,631,633            86,485
                                 -----------          -------           ---------          ---------            ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         16,376               87               1,333                742                10
Payable for units
  withdrawn..................             --               --                  --                 --               103
                                 -----------          -------           ---------          ---------            ------
       Total liabilities.....         16,376               87               1,333                742               113
                                 -----------          -------           ---------          ---------            ------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     96,126,470          611,837           7,934,843          5,553,912            86,372
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      1,042,053           49,777              35,379             76,979                --
                                 -----------          -------           ---------          ---------            ------
Net assets...................    $97,168,523          661,614           7,970,222          5,630,891            86,372
                                 ===========          =======           =========          =========            ======
Investments in
  securities at cost.........    $97,972,252          595,407           7,841,208          5,620,088            68,375
                                 ===========          =======           =========          =========            ======
Shares outstanding...........      5,599,973           38,347             832,430            278,831             4,202
                                 ===========          =======           =========          =========            ======

                              --------------------------------------
                                                     Templeton
                              Templeton Foreign     Global Asset
                              Securities Fund -- Allocation Fund --
                                Class 2 Shares     Class 2 Shares
                              ------------------ ------------------
Assets:
Investments at fair
  value (note 2b)............     5,689,624           792,341
Dividend receivable..........            --                --
Receivable for units sold....            --               166
                                  ---------           -------
       Total assets..........     5,689,624           792,507
                                  ---------           -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           813               101
Payable for units
  withdrawn..................           499                --
                                  ---------           -------
       Total liabilities.....         1,312               101
                                  ---------           -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     5,453,021           792,406
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       235,291                --
                                  ---------           -------
Net assets...................     5,688,312           792,406
                                  =========           =======
Investments in
  securities at cost.........     4,947,543           948,535
                                  =========           =======
Shares outstanding...........       280,969            54,569
                                  =========           =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              Franklin Templeton Variable Insurance
                                   Products Trust (continued)                  GE Investments Funds, Inc.
                              ------------------------------------  -------------------------------------------------
                              Templeton Global
                              Income Securities   Templeton Growth
                               Fund -- Class 1   Securities Fund --             International   Mid-Cap      Money
                                   Shares          Class 2 Shares   Income Fund  Equity Fund  Equity Fund Market Fund
                              -----------------  ------------------ ----------- ------------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............      $86,805           2,065,239       3,774,184     220,143     6,956,006  11,236,502
Dividend receivable..........           --                  --              --          --            --      40,656
Receivable for units sold....           --               1,443              --          --            --      18,839
                                   -------           ---------       ---------     -------     ---------  ----------
       Total assets..........       86,805           2,066,682       3,774,184     220,143     6,956,006  11,295,997
                                   -------           ---------       ---------     -------     ---------  ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           10                 269             466          26           963       1,476
Payable for units
  withdrawn..................           --                  --              85          --         1,899          --
                                   -------           ---------       ---------     -------     ---------  ----------
       Total liabilities.....           10                 269             551          26         2,862       1,476
                                   -------           ---------       ---------     -------     ---------  ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       86,795           2,066,413       3,773,633     220,117     6,921,872  11,294,521
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --                  --              --          --        31,272          --
                                   -------           ---------       ---------     -------     ---------  ----------
Net assets...................      $86,795           2,066,413       3,773,633     220,117     6,953,144  11,294,521
                                   =======           =========       =========     =======     =========  ==========
Investments in
  securities at cost.........      $76,065           2,102,936       4,052,471     178,884     7,277,303  11,236,501
                                   =======           =========       =========     =======     =========  ==========
Shares outstanding...........        5,106             133,759         328,190      15,006       402,081  11,236,502
                                   =======           =========       =========     =======     =========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                 GE Investments Funds, Inc. (continued)
                              ----------------------------------------------------------------------------
                                                                                 Total          Total
                                 Premier    Real Estate S&P 500(R) Small-Cap     Return         Return
                              Growth Equity Securities    Index     Equity      Fund --        Fund --
                                  Fund         Fund        Fund      Fund    Class 1 Shares Class 3 Shares
                              ------------- ----------- ---------- --------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $1,818,361    3,737,715  42,020,566 5,974,810   34,268,224    101,604,757
Dividend receivable..........          --           --          --        --           --             --
Receivable for units sold....         732        1,968      48,073     6,616        3,587        174,022
                               ----------    ---------  ---------- ---------   ----------    -----------
       Total assets..........   1,819,093    3,739,683  42,068,639 5,981,426   34,271,811    101,778,779
                               ----------    ---------  ---------- ---------   ----------    -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         234          470       5,346       764        4,512         17,877
Payable for units
  withdrawn..................          --           --          --        --           --             --
                               ----------    ---------  ---------- ---------   ----------    -----------
       Total liabilities.....         234          470       5,346       764        4,512         17,877
                               ----------    ---------  ---------- ---------   ----------    -----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,818,859    3,739,213  42,017,002 5,980,662   34,267,299    100,804,668
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --      46,291        --           --        956,234
                               ----------    ---------  ---------- ---------   ----------    -----------
Net assets...................  $1,818,859    3,739,213  42,063,293 5,980,662   34,267,299    101,760,902
                               ==========    =========  ========== =========   ==========    ===========
Investments in
  securities at cost.........  $1,653,111    5,527,352  35,555,447 6,392,037   30,474,357    102,378,535
                               ==========    =========  ========== =========   ==========    ===========
Shares outstanding...........      23,032      344,173   1,584,486   490,946    1,841,388      5,465,560
                               ==========    =========  ========== =========   ==========    ===========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              GE Investments Funds, Inc. Goldman Sachs Variable
                                    (continued)             Insurance Trust     J.P. Morgan Series Trust II
                              -------------------------- ---------------------- ---------------------------
                                                           Goldman    Goldman
                                                            Sachs      Sachs                International
                                 U.S.          Value     Growth and   Mid Cap     Bond         Equity
                              Equity Fund   Equity Fund  Income Fund Value Fund Portfolio     Portfolio
                              -----------   -----------  ----------- ---------- ---------   -------------
Assets:
Investments at fair
  value (note 2b)............ $1,766,266     2,132,222     196,827   1,694,517  1,971,177      518,638
Dividend receivable..........         --            --          --          --         --           --
Receivable for units sold....      1,579           690          --          --        750          201
                              ----------     ---------     -------   ---------   ---------     -------
       Total assets..........  1,767,845     2,132,912     196,827   1,694,517  1,971,927      518,839
                              ----------     ---------     -------   ---------   ---------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        225           282          24         207        258           69
Payable for units
  withdrawn..................         --            --          --         286         --           --
                              ----------     ---------     -------   ---------   ---------     -------
       Total liabilities.....        225           282          24         493        258           69
                              ----------     ---------     -------   ---------   ---------     -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  1,767,620     2,132,630     196,803   1,694,024  1,971,669      518,770
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --            --          --          --         --           --
                              ----------     ---------     -------   ---------   ---------     -------
Net assets................... $1,767,620     2,132,630     196,803   1,694,024  1,971,669      518,770
                              ==========     =========     =======   =========   =========     =======
Investments in
  securities at cost......... $1,617,003     1,974,123     175,503   1,740,186  2,078,683      439,507
                              ==========     =========     =======   =========   =========     =======
Shares outstanding...........     48,510       209,864      15,708     120,864    176,313       32,517
                              ==========     =========     =======   =========   =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              J.P. Morgan Series Trust II (continued)            Janus Aspen Series
                              --------------------------------------- ----------------------------------------
                                                                        Balanced      Balanced   Flexible Bond
                               Mid Cap       Small    U.S. Large Cap  Portfolio --  Portfolio -- Portfolio --
                                Value       Company    Core Equity    Institutional   Service    Institutional
                              Portfolio    Portfolio    Portfolio        Shares        Shares       Shares
                               ----------  ---------  --------------  ------------- ------------ -------------
Assets:
Investments at fair
  value (note 2b)............ $3,483,191    402,167      190,417        2,518,683    9,233,675      224,013
Dividend receivable..........         --         --           --               --           --           --
Receivable for units sold....      2,354        202           49               44       43,584           --
                               ----------   -------      -------        ---------    ---------      -------
       Total assets..........  3,485,545    402,369      190,466        2,518,727    9,277,259      224,013
                               ----------   -------      -------        ---------    ---------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        457         53           26              293        1,374           26
Payable for units
  withdrawn..................         --         --           --               --           --           --
                               ----------   -------      -------        ---------    ---------      -------
       Total liabilities.....        457         53           26              293        1,374           26
                               ----------   -------      -------        ---------    ---------      -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  3,485,088    402,316      190,440        2,518,434    9,275,885      223,987
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --         --           --               --           --           --
                               ----------   -------      -------        ---------    ---------      -------
Net assets................... $3,485,088    402,316      190,440        2,518,434    9,275,885      223,987
                               ==========   =======      =======        =========    =========      =======
Investments in
  securities at cost......... $2,894,705    378,472      154,370        2,086,406    7,814,493      232,773
                               ==========   =======      =======        =========    =========      =======
Shares outstanding...........    113,570     25,042       12,059           83,816      297,094       19,547
                               ==========   =======      =======        =========    =========      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                 Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                                                   Global Life       Global        International
                                     Forty             Forty         Sciences      Technology          Growth
                                  Portfolio --      Portfolio --   Portfolio --   Portfolio --      Portfolio --
                              Institutional Shares Service Shares Service Shares Service Shares Institutional Shares
                              -------------------- -------------- -------------- -------------- --------------------
Assets:
Investments at fair
  value (note 2b)............      $2,910,060        5,833,405       126,217         52,986          1,629,708
Dividend receivable..........              --               --            --             --                 --
Receivable for units sold....              --           27,387            --             33                 41
                                   ----------        ---------       -------         ------          ---------
       Total assets..........       2,910,060        5,860,792       126,217         53,019          1,629,749
                                   ----------        ---------       -------         ------          ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....             338              941            17              7                188
Payable for units
  withdrawn..................           1,613               --            --             --                 --
                                   ----------        ---------       -------         ------          ---------
       Total liabilities.....           1,951              941            17              7                188
                                   ----------        ---------       -------         ------          ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       2,908,109        5,781,138       126,200         53,012          1,629,561
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --           78,713            --             --                 --
                                   ----------        ---------       -------         ------          ---------
Net assets...................      $2,908,109        5,859,851       126,200         53,012          1,629,561
                                   ==========        =========       =======         ======          =========
Investments in
  securities at cost.........      $1,977,628        4,782,161        71,079         32,503            924,574
                                   ==========        =========       =======         ======          =========
Shares outstanding...........          70,667          142,976        11,033         10,229             24,953
                                   ==========        =========       =======         ======          =========

                              ---------------
                              International
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets:
Investments at fair
  value (note 2b)............   1,411,692
Dividend receivable..........          --
Receivable for units sold....          --
                                ---------
       Total assets..........   1,411,692
                                ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         181
Payable for units
  withdrawn..................       1,964
                                ---------
       Total liabilities.....       2,145
                                ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,409,547
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
                                ---------
Net assets...................   1,409,547
                                =========
Investments in
  securities at cost.........     517,792
                                =========
Shares outstanding...........      21,883
                                =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                          Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                Large Cap                     Mid Cap                     Worldwide
                                 Growth       Large Cap       Growth        Mid Cap        Growth       Worldwide
                              Portfolio --      Growth     Portfolio --      Growth     Portfolio --      Growth
                              Institutional  Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --
                                 Shares     Service Shares    Shares     Service Shares    Shares     Service Shares
                              ------------- -------------- ------------- -------------- ------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $1,226,222      322,330       2,056,560      273,599       1,512,844      551,845
Dividend receivable..........          --           --              --           --              --           --
Receivable for units sold....          --            2              13           --              --           75
                               ----------      -------       ---------      -------       ---------      -------
       Total assets..........   1,226,222      322,332       2,056,573      273,599       1,512,844      551,920
                               ----------      -------       ---------      -------       ---------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         143           40             241           35             177           71
Payable for units
  withdrawn..................       1,046           --              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total liabilities.....       1,189           40             241           35             177           71
                               ----------      -------       ---------      -------       ---------      -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,225,033      322,292       2,056,332      273,564       1,512,667      551,849
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
Net assets...................  $1,225,033      322,292       2,056,332      273,564       1,512,667      551,849
                               ==========      =======       =========      =======       =========      =======
Investments in
  securities at cost.........  $1,282,084      233,472       2,233,890      136,465       1,639,226      392,942
                               ==========      =======       =========      =======       =========      =======
Shares outstanding...........      46,413       12,364          51,491        7,024          42,820       15,753
                               ==========      =======       =========      =======       =========      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                 JPMorgan Insurance Trust
                              -----------------------------------------------------------------------------------------------
                                                                   JPMorgan
                                                       JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                               JPMorgan    JPMorgan    Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                               Insurance   Insurance     Trust    Diversified    Trust       Trust       Trust       Trust
                                 Trust    Trust Core  Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                               Balanced      Bond       Equity      Growth       Index       Bond       Growth      Mid Cap
                              Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                              ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............   $47,384    1,552,659    762,090     41,432      539,197    1,373,712    866,734     805,492
Dividend receivable..........        --           --         --         --           --           --         --          --
Receivable for units sold....        --          134        297         --          132          183         --          --
                                -------    ---------    -------     ------      -------    ---------    -------     -------
       Total assets..........    47,384    1,552,793    762,387     41,432      539,329    1,373,895    866,734     805,492
                                -------    ---------    -------     ------      -------    ---------    -------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         6          216        119          6           85          192        138         124
Payable for units
  withdrawn..................        --           --         --          1           --           --        203          84
                                -------    ---------    -------     ------      -------    ---------    -------     -------
       Total liabilities.....         6          216        119          7           85          192        341         208
                                -------    ---------    -------     ------      -------    ---------    -------     -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    47,378    1,391,871    718,548     41,425      506,415    1,213,240    811,494     761,463
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --      160,706     43,720         --       32,829      160,463     54,899      43,821
                                -------    ---------    -------     ------      -------    ---------    -------     -------
Net assets...................   $47,378    1,552,577    762,268     41,425      539,244    1,373,703    866,393     805,284
                                =======    =========    =======     ======      =======    =========    =======     =======
Investments in
  securities at cost.........   $46,539    1,512,133    749,052     41,993      533,797    1,330,978    829,040     807,254
                                =======    =========    =======     ======      =======    =========    =======     =======
Shares outstanding...........     2,872      136,079     41,553      2,002       41,896      120,501     52,946      45,202
                                =======    =========    =======     ======      =======    =========    =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                                                  Legg Mason
                                                                                               Partners Variable
                                         Legg Mason Partners Variable Equity Trust               Income Trust
                              ---------------------------------------------------------------- -----------------
                               Legg Mason   Legg Mason   Legg Mason   Legg Mason
                                Partners     Partners     Partners     Partners    Legg Mason     Legg Mason
                                Variable     Variable     Variable     Variable     Partners       Partners
                               Aggressive  Capital and  Capital and  Fundamental    Variable       Variable
                                 Growth       Income       Income       Value      Investors    Strategic Bond
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                                Class II     Class I      Class II     Class I      Class I         Class I
                              ------------ ------------ ------------ ------------ ------------ -----------------
Assets:
Investments at fair
  value (note 2b)............  $1,220,686    106,728      825,268      605,254       74,079         80,532
Dividend receivable..........          --         --           --           --           --             --
Receivable for units sold....          --         --           --          869           --             --
                               ----------    -------      -------      -------       ------         ------
       Total assets..........   1,220,686    106,728      825,268      606,123       74,079         80,532
                               ----------    -------      -------      -------       ------         ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         163         12          134           79            9              9
Payable for units
  withdrawn..................          --         --          107           --           --             --
                               ----------    -------      -------      -------       ------         ------
       Total liabilities.....         163         12          241           79            9              9
                               ----------    -------      -------      -------       ------         ------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,220,523    106,716      825,027      606,044       74,070         80,523
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --         --           --           --           --             --
                               ----------    -------      -------      -------       ------         ------
Net assets...................  $1,220,523    106,716      825,027      606,044       74,070         80,523
                               ==========    =======      =======      =======       ======         ======
Investments in
  securities at cost.........  $1,104,682    123,584      959,487      660,123       58,995         87,236
                               ==========    =======      =======      =======       ======         ======
Shares outstanding...........      74,935      8,600       66,447       27,905        4,484          8,110
                               ==========    =======      =======      =======       ======         ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                     MFS(R) Variable Insurance Trust
                              -------------------------------------------------------------------------------------------
                                   MFS(R)
                                  Investors           MFS(R)             MFS(R)            MFS(R)            MFS(R)
                                Growth Stock     Investors Trust     New Discovery    Strategic Income    Total Return
                              Series -- Service Series --  Service Series --  Service Series -- Service Series -- Service
                                Class Shares       Class Shares       Class Shares      Class Shares      Class Shares
                              ----------------- ------------------ ------------------ ----------------- -----------------
Assets:
Investments at fair
  value (note 2b)............    $2,529,755         3,859,046          1,083,781           787,738         13,163,499
Dividend receivable..........            --                --                 --                --                 --
Receivable for units sold....         1,846               522              3,432                --             40,053
                                 ----------         ---------          ---------           -------         ----------
       Total assets..........     2,531,601         3,859,568          1,087,213           787,738         13,203,552
                                 ----------         ---------          ---------           -------         ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           327               496                143               100              2,075
Payable for units
  withdrawn..................            --                --                 --                17                 --
                                 ----------         ---------          ---------           -------         ----------
       Total liabilities.....           327               496                143               117              2,075
                                 ----------         ---------          ---------           -------         ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     2,531,274         3,859,072          1,087,070           787,621         13,165,128
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --                --                 --                --             36,349
                                 ----------         ---------          ---------           -------         ----------
Net assets...................    $2,531,274         3,859,072          1,087,070           787,621         13,201,477
                                 ==========         =========          =========           =======         ==========
Investments in
  securities at cost.........    $1,932,969         2,899,649            917,796           793,547         12,939,445
                                 ==========         =========          =========           =======         ==========
Shares outstanding...........       218,648           164,987             66,449            75,744            613,969
                                 ==========         =========          =========           =======         ==========

                              ------------------

                                   MFS(R)
                                  Utilities
                              Series -- Service
                                Class Shares
                              -----------------
Assets:
Investments at fair
  value (note 2b)............     5,439,206
Dividend receivable..........            --
Receivable for units sold....            --
                                  ---------
       Total assets..........     5,439,206
                                  ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           703
Payable for units
  withdrawn..................         2,778
                                  ---------
       Total liabilities.....         3,481
                                  ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     5,435,725
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --
                                  ---------
Net assets...................     5,435,725
                                  =========
Investments in
  securities at cost.........     3,916,233
                                  =========
Shares outstanding...........       159,461
                                  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                              Old Mutual Insurance Series Fund                 Oppenheimer Variable Account Funds
                              -------------------------------- ------------------------------------------------------------------
                                                                                                        Oppenheimer
                                               Old Mutual                   Oppenheimer   Oppenheimer     Capital
                              Old Mutual       Large Cap       Oppenheimer    Balanced      Capital     Appreciation  Oppenheimer
                              Growth II          Growth         Balanced     Fund/VA --   Appreciation   Fund/VA --    Core Bond
                              Portfolio        Portfolio         Fund/VA   Service Shares   Fund/VA    Service Shares   Fund/VA
                              ----------       ----------      ----------- -------------- ------------ -------------- -----------
Assets:
Investments at fair
  value (note 2b)............  $212,640         482,889          742,178     6,907,569      641,172      5,277,684     1,008,147
Dividend receivable..........        --              --               --            --           --             --            --
Receivable for units sold....        --               4               --        16,863           --          2,319            --
                               --------         -------          -------     ---------      -------      ---------     ---------
       Total assets..........   212,640         482,893          742,178     6,924,432      641,172      5,280,003     1,008,147
                               --------         -------          -------     ---------      -------      ---------     ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        25              56               86         1,063           76            685           116
Payable for units
  withdrawn..................        --              --                6            --           --             --            --
                               --------         -------          -------     ---------      -------      ---------     ---------
       Total liabilities.....        25              56               92         1,063           76            685           116
                               --------         -------          -------     ---------      -------      ---------     ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   212,615         482,837          742,086     6,923,369      641,096      5,251,479     1,008,031
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --              --               --            --           --         27,839            --
                               --------         -------          -------     ---------      -------      ---------     ---------
Net assets...................  $212,615         482,837          742,086     6,923,369      641,096      5,279,318     1,008,031
                               ========         =======          =======     =========      =======      =========     =========
Investments in
  securities at cost.........  $291,555         494,809          710,279     7,033,394      526,295      4,103,301     1,006,056
                               ========         =======          =======     =========      =======      =========     =========
Shares outstanding...........    13,790          20,610           45,227       424,298       13,590        112,819        91,153
                               ========         =======          =======     =========      =======      =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                             Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------
                              Oppenheimer                            Oppenheimer
                                Global                               Main Street              Oppenheimer
                              Securities               Oppenheimer    Small Cap                  MidCap
                              Fund/VA --  Oppenheimer  Main Street   Fund/VA --  Oppenheimer     Fund/
                                Service   High Income   Fund/VA --     Service     MidCap        VA --
                                Shares      Fund/VA   Service Shares   Shares      Fund/VA   Service Shares
                              ----------- ----------- -------------- ----------- ----------- --------------
Assets:
Investments at fair
  value (note 2b)............ $10,799,656   215,155     9,565,418     8,770,871    479,251      315,402
Dividend receivable..........          --        --            --            --         --           --
Receivable for units sold....       4,926        --        14,694        22,230         17          335
                              -----------   -------     ---------     ---------    -------      -------
       Total assets..........  10,804,582   215,155     9,580,112     8,793,101    479,268      315,737
                              -----------   -------     ---------     ---------    -------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....       1,377        25         1,245         1,261         55           34
Payable for units
  withdrawn..................          --        --            --            --         --           --
                              -----------   -------     ---------     ---------    -------      -------
       Total liabilities.....       1,377        25         1,245         1,261         55           34
                              -----------   -------     ---------     ---------    -------      -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  10,803,205   215,130     9,528,831     8,712,748    479,213      315,703
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --        --        50,036        79,092         --           --
                              -----------   -------     ---------     ---------    -------      -------
Net assets................... $10,803,205   215,130     9,578,867     8,791,840    479,213      315,703
                              ===========   =======     =========     =========    =======      =======
Investments in
  securities at cost......... $ 9,291,708   225,801     7,660,195     8,244,874    574,684      257,143
                              ===========   =======     =========     =========    =======      =======
Shares outstanding...........     297,757    27,064       376,888       486,460      8,864        5,926
                              ===========   =======     =========     =========    =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007



                                                           PIMCO Variable Insurance Trust
                              ----------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term
                               All Asset    (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                Advisor    Administrative Administrative Administrative  Administrative Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                              ------------ -------------- -------------- --------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............  $1,290,686     141,820       5,469,686      12,115,402      25,749,387     27,827,768
Dividend receivable..........          --         389          34,953          42,728          93,918        108,203
Receivable for units sold....          --          62           2,107          11,329          47,432          2,451
                               ----------     -------       ---------      ----------      ----------     ----------
       Total assets..........   1,290,686     142,271       5,506,746      12,169,459      25,890,737     27,938,422
                               ----------     -------       ---------      ----------      ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         158          20             695           1,700           4,339          3,672
Payable for units
  withdrawn..................          --          --              --              --              --             --
                               ----------     -------       ---------      ----------      ----------     ----------
       Total liabilities.....         158          20             695           1,700           4,339          3,672
                               ----------     -------       ---------      ----------      ----------     ----------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   1,290,528     142,251       5,483,871      12,104,467      25,267,117     27,871,755
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --          22,180          63,292         619,281         62,995
                               ----------     -------       ---------      ----------      ----------     ----------
Net assets...................  $1,290,528     142,251       5,506,051      12,167,759      25,886,398     27,934,750
                               ==========     =======       =========      ==========      ==========     ==========
Investments in
  securities at cost.........  $1,306,283     141,273       5,516,817      11,965,080      25,325,214     27,268,887
                               ==========     =======       =========      ==========      ==========     ==========
Shares outstanding...........     109,939      14,014         679,464       1,107,441       2,499,940      2,652,790
                               ==========     =======       =========      ==========      ==========     ==========

                                  The
                               Prudential
                              Series Fund
                              ------------


                                Jennison
                              20/20 Focus
                              Portfolio --
                                Class II
                              ------------
Assets:
Investments at fair
  value (note 2b)............  4,685,223
Dividend receivable..........         --
Receivable for units sold....     24,052
                               ---------
       Total assets..........  4,709,275
                               ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        747
Payable for units
  withdrawn..................         --
                               ---------
       Total liabilities.....        747
                               ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  4,647,119
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     61,409
                               ---------
Net assets...................  4,708,528
                               =========
Investments in
  securities at cost.........  4,903,262
                               =========
Shares outstanding...........    296,909
                               =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2007

                                                                         The Universal
                              The Prudential Series Fund     Rydex       Institutional          Van Kampen Life
                                     (continued)         Variable Trust   Funds, Inc.          Investment Trust
                              -------------------------  -------------- --------------- -------------------------------
                                              Natural                       Equity                         Strategic
                                Jennison     Resources                    and Income       Comstock         Growth
                              Portfolio --  Portfolio --                 Portfolio --    Portfolio --    Portfolio --
                                Class II      Class II      OTC Fund    Class II Shares Class II Shares Class II Shares
                              ------------  ------------ -------------- --------------- --------------- ---------------
Assets:
Investments at fair
  value (note 2b)............   $97,776      3,095,045     1,068,725        943,776        8,874,342        558,929
Dividend receivable..........        --             --            --             --               --             --
Receivable for units sold....        --          6,424           110             --           41,690             --
                                -------      ---------     ---------        -------        ---------        -------
       Total assets..........    97,776      3,101,469     1,068,835        943,776        8,916,032        558,929
                                -------      ---------     ---------        -------        ---------        -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        13            439           145            175            1,319             72
Payable for units
  withdrawn..................        --             --            --          1,126               --          1,110
                                -------      ---------     ---------        -------        ---------        -------
       Total liabilities.....        13            439           145          1,301            1,319          1,182
                                -------      ---------     ---------        -------        ---------        -------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    97,763      3,084,913     1,068,690        942,475        8,838,882        557,747
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --         16,117            --             --           75,831             --
                                -------      ---------     ---------        -------        ---------        -------
Net assets...................   $97,763      3,101,030     1,068,690        942,475        8,914,713        557,747
                                =======      =========     =========        =======        =========        =======
Investments in
  securities at cost.........   $80,871      2,939,666       771,486        956,279        8,927,299        477,599
                                =======      =========     =========        =======        =========        =======
Shares outstanding...........     4,220         55,348        58,980         64,028          643,068         16,790
                                =======      =========     =========        =======        =========        =======


                              XTF Advisors Trust
                              -------------------


                              ETF 60 Portfolio --
                                Class II Shares
                              -------------------
Assets:
Investments at fair
  value (note 2b)............      1,358,934
Dividend receivable..........             --
Receivable for units sold....             27
                                   ---------
       Total assets..........      1,358,961
                                   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....            245
Payable for units
  withdrawn..................             --
                                   ---------
       Total liabilities.....            245
                                   ---------
Net assets attributable
  to variable annuity
  contract owners
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      1,347,591
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         11,125
                                   ---------
Net assets...................      1,358,716
                                   =========
Investments in
  securities at cost.........      1,382,064
                                   =========
Shares outstanding...........        136,302
                                   =========

                 See accompanying note to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                                               AIM Variable Insurance Funds
                                            ----------------------------------------------------------------------------------
                                                                AIM V.I.                                          AIM V.I.
                                                                 Capital        AIM V.I.         AIM V.I.      International
                                             AIM V.I. Basic   Appreciation     Core Equity     Global Real         Growth
                            Consolidated     Value Fund --       Fund --         Fund --      Estate Fund --      Fund --
                                Total       Series II shares Series I shares Series I shares Series II shares Series II shares
                          ----------------- ---------------- --------------- --------------- ---------------- ----------------
                             Year ended
                          December 31, 2007                                    Year ended December 31, 2007
                          ----------------- ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 20,238,987           9,337              --         10,117            46,928          26,635
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     10,819,679          38,559          14,266         15,217             7,231          91,069
                            ------------        --------         -------         ------          --------         -------
Net investment income
  (expense)..............      9,419,308         (29,222)        (14,266)        (5,100)           39,697         (64,434)
                            ------------        --------         -------         ------          --------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     14,660,452          87,724          25,357         30,510            (7,880)        276,749
   Change in unrealized
     appreciation
     (depreciation)......    (11,661,873)       (185,047)         76,728         40,047          (152,226)        253,716
   Capital gain
     distribution........     25,528,989         132,746              --             --            79,848              --
                            ------------        --------         -------         ------          --------         -------
Net realized and
  unrealized gain (loss)
  on investments.........     28,527,568          35,423         102,085         70,557           (80,258)        530,465
                            ------------        --------         -------         ------          --------         -------
Increase (decrease) in
  net assets from
  operations.............   $ 37,946,876           6,201          87,819         65,457           (40,561)        466,031
                            ============        ========         =======         ======          ========         =======

                          ---------------
                             AIM V.I.
                             Large Cap
                              Growth
                              Fund --
                          Series I shares
                          ---------------


                          ---------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         80
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      3,488
                              ------
Net investment income
  (expense)..............     (3,408)
                              ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      5,947
   Change in unrealized
     appreciation
     (depreciation)......     24,697
   Capital gain
     distribution........         --
                              ------
Net realized and
  unrealized gain (loss)
  on investments.........     30,644
                              ------
Increase (decrease) in
  net assets from
  operations.............     27,236
                              ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Alger American Fund                        AllianceBernstein Variable Products Series Fund, Inc.
                           ----------------------------  -----------------------------------------------------------------------
                               Alger      Alger American AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                              American        Small       Balanced Wealth       Global          Growth and       International
                               Growth     Capitalization     Strategy         Technology          Income             Value
                            Portfolio --   Portfolio --    Portfolio --      Portfolio --      Portfolio --      Portfolio --
                           Class O Shares Class O Shares      Class B           Class B           Class B           Class B
                           -------------- -------------- ----------------- ----------------- ----------------- -----------------
                                                            Period from
                                                           August 27 to
                           Year ended December 31, 2007  December 31, 2007                      Year ended December 31, 2007
                           ----------------------------  ----------------- -----------------------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............    $  1,809            --               --               --            145,766           256,821
   Expenses -- Mortality
    and expense risk and
    administrative
    expenses (note 4a)....       7,271         9,413            6,821            7,919            152,554           204,925
                              --------       -------          -------           ------           --------          --------
Net investment income
 (expense)................      (5,462)       (9,413)          (6,821)          (7,919)            (6,788)           51,896
                              --------       -------          -------           ------           --------          --------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     (14,615)       92,728             (445)          12,286            262,541           385,567
   Change in unrealized
    appreciation
    (depreciation)........     106,611        18,903          (13,879)          77,674           (395,340)         (570,328)
   Capital gain
    distribution..........          --            --               --               --            444,535           223,128
                              --------       -------          -------           ------           --------          --------
Net realized and
 unrealized gain (loss)
 on investments...........      91,996       111,631          (14,324)          89,960            311,736            38,367
                              --------       -------          -------           ------           --------          --------
Increase (decrease) in
 net assets from
 operations...............    $ 86,534       102,218          (21,145)          82,041            304,948            90,263
                              ========       =======          =======           ======           ========          ========

                           -----------------
                           AllianceBernstein
                               Large Cap
                                Growth
                             Portfolio --
                                Class B
                           -----------------



                           -----------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............           --
   Expenses -- Mortality
    and expense risk and
    administrative
    expenses (note 4a)....       37,624
                                -------
Net investment income
 (expense)................      (37,624)
                                -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................       82,890
   Change in unrealized
    appreciation
    (depreciation)........      214,898
   Capital gain
    distribution..........           --
                                -------
Net realized and
 unrealized gain (loss)
 on investments...........      297,788
                                -------
Increase (decrease) in
 net assets from
 operations...............      260,164
                                =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          AllianceBernstein
                          Variable Products                                                  American Century
                          Series Fund, Inc.                                                      Variable
                             (continued)      American Century Variable Portfolios, Inc.    Portfolios II, Inc.
                          ----------------- ----------------------------------------------  -------------------
                          AllianceBernstein
                              Small Cap     VP Income &      VP                                VP Inflation
                               Growth         Growth    International VP Ultra(R) VP Value      Protection
                            Portfolio --      Fund --      Fund --      Fund --   Fund --         Fund --
                               Class B        Class I      Class I      Class I   Class I        Class II
                          ----------------- ----------- ------------- ----------- --------  -------------------
                                                      Year ended December 31, 2007
                          ------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $    --          8,511       11,519           --    138,654        53,255
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        2,103         10,458       38,562       13,115     32,769        18,976
                               -------        -------      -------      -------   --------        ------
Net investment income
  (expense)..............       (2,103)        (1,947)     (27,043)     (13,115)   105,885        34,279
                               -------        -------      -------      -------   --------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       11,680         18,204      162,772       15,988      1,817        (3,703)
   Change in unrealized
     appreciation
     (depreciation)......        4,325        (50,387)     163,255      143,362   (296,721)       39,836
   Capital gain
     distribution........           --             --           --           --     60,710            --
                               -------        -------      -------      -------   --------        ------
Net realized and
  unrealized gain (loss)
  on investments.........       16,005        (32,183)     326,027      159,350   (234,194)       36,133
                               -------        -------      -------      -------   --------        ------
Increase (decrease) in
  net assets from
  operations.............      $13,902        (34,130)     298,984      146,235   (128,309)       70,412
                               =======        =======      =======      =======   ========        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                           Columbia Funds Variable
                                      BlackRock Variable Series Funds, Inc.                   Insurance Trust I
                          ------------------------------------------------------------  -----------------------------
                                                                                                          Columbia
                                                           BlackRock                       Columbia       Marsico
                                              BlackRock    Large Cap     BlackRock         Marsico     International
                             BlackRock         Global       Growth         Value            Growth     Opportunities
                          Basic Value V.I. Allocation V.I.   V.I.    Opportunities V.I. Fund, Variable Fund, Variable
                              Fund --          Fund --      Fund --       Fund --         Series --      Series --
                             Class III        Class III    Class III     Class III         Class A        Class B
                          ---------------- --------------- --------- ------------------ -------------- --------------
                                          Year ended December 31, 2007                  Year ended December 31, 2007
                          ------------------------------------------------------------  -----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  16,997        1,026,402         99         27,841            3,380         173,443
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       10,368          314,684      1,923          8,325           66,489         155,282
                             ---------        ---------     ------        -------          -------       ---------
Net investment income
  (expense)..............        6,629          711,718     (1,824)        19,516          (63,109)         18,161
                             ---------        ---------     ------        -------          -------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        4,210          255,126        519        (83,476)         149,513         502,483
   Change in unrealized
     appreciation
     (depreciation)......     (106,879)        (555,721)     6,253        (23,665)         529,035         768,216
   Capital gain
     distribution........       92,003        1,442,217         --         74,370               --         201,799
                             ---------        ---------     ------        -------          -------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........      (10,666)       1,141,622      6,772        (32,771)         678,548       1,472,498
                             ---------        ---------     ------        -------          -------       ---------
Increase (decrease) in
  net assets from
  operations.............    $  (4,037)       1,853,340      4,948        (13,255)         615,439       1,490,659
                             =========        =========     ======        =======          =======       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Dreyfus                             DWS Variable Series II
                          ----------------------------------------  -------------------------------------------
                             Dreyfus
                           Investment
                          Portfolios --   Dreyfus     The Dreyfus
                             MidCap       Variable      Socially
                              Stock      Investment   Responsible     DWS Dreman     DWS Dreman        DWS
                          Portfolio --    Fund --     Growth Fund,   High Return   Small Mid Cap    Technology
                             Initial    Money Market    Inc. --     Equity VIP --   Value VIP --      VIP --
                             Shares      Portfolio   Initial Shares Class B Shares Class B Shares Class B Shares
                          ------------- ------------ -------------- -------------- -------------- --------------
                                Year ended December 31, 2007                Year ended December 31, 2007
                          ----------------------------------------  -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  4,862       48,735         1,943         11,410          47,847            --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      2,977       16,701         5,809         16,853          19,815         3,085
                            --------       ------        ------        -------        --------        ------
Net investment income
  (expense)..............      1,885       32,034        (3,866)        (5,443)         28,032        (3,085)
                            --------       ------        ------        -------        --------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      1,573           (4)        7,382         35,947           8,007         5,184
   Change in unrealized
     appreciation
     (depreciation)......    (23,072)          --        18,248        (80,268)       (155,018)       20,240
   Capital gain
     distribution........     18,840           --            --          9,045         121,926            --
                            --------       ------        ------        -------        --------        ------
Net realized and
  unrealized gain (loss)
  on investments.........     (2,659)          (4)       25,630        (35,276)        (25,085)       25,424
                            --------       ------        ------        -------        --------        ------
Increase (decrease) in
  net assets from
  operations.............   $   (774)      32,030        21,764        (40,719)          2,947        22,339
                            ========       ======        ======        =======        ========        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                         Evergreen
                                                     Variable Annuity
                          Eaton Vance Variable Trust       Trust          Federated Insurance Series
                          -------------------------  ----------------- -------------------------------
                                                                       Federated             Federated
                                             VT                         American            High Income
                               VT         Worldwide                     Leaders   Federated    Bond
                          Floating-Rate    Health      Evergreen VA    Fund II --  Capital  Fund II --
                             Income       Sciences     Omega Fund --    Primary    Income     Primary
                              Fund          Fund          Class 2        Shares    Fund II    Shares
                          -------------   ---------  ----------------- ---------- --------- -----------
                          Year ended December 31,       Year ended
                                   2007              December 31, 2007   Year ended December 31, 2007
                          -------------------------  ----------------- -------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 677,880           --           120         13,701     17,929     34,631
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     177,617       34,049           639          6,319      4,253      5,869
                            ---------      -------         -----        -------    -------    -------
Net investment income
  (expense)..............     500,263      (34,049)         (519)         7,382     13,676     28,762
                            ---------      -------         -----        -------    -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (32,394)      40,811           102         (5,112)   (26,846)    (2,577)
   Change in unrealized
     appreciation
     (depreciation)......    (478,153)      73,879         4,398        (87,778)    22,095    (17,391)
   Capital gain
     distribution........          --       17,816            --         50,173         --         --
                            ---------      -------         -----        -------    -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........    (510,547)     132,506         4,500        (42,717)    (4,751)   (19,968)
                            ---------      -------         -----        -------    -------    -------
Increase (decrease) in
  net assets from
  operations.............   $ (10,284)      98,457         3,981        (35,335)     8,925      8,794
                            =========      =======         =====        =======    =======    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Federated Insurance
                            Series (continued)       Fidelity(R) Variable Insurance Products Fund
                          ---------------------- ---------------------------------------------------
                           Federated
                          High Income Federated   VIP Asset    VIP Asset       VIP           VIP
                             Bond      Kaufmann  Manager/SM/  Manager/SM/    Balanced   Contrafund(R)
                          Fund II --  Fund II -- Portfolio -- Portfolio -- Portfolio -- Portfolio --
                            Service     Service    Initial      Service      Service       Initial
                            Shares      Shares      Class       Class 2      Class 2        Class
                          ----------- ---------- ------------ ------------ ------------ -------------
                                Year ended
                            December 31, 2007                Year ended December 31, 2007
                          ---------------------- ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 568,693    67,215      19,045       63,602      168,077       130,046
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    117,547    63,245       4,126       19,941       87,119        40,039
                           ---------   -------      ------      -------      -------      --------
Net investment income
  (expense)..............    451,146     3,970      14,919       43,661       80,958        90,007
                           ---------   -------      ------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        110   177,168       2,450       20,147       44,872       291,413
   Change in unrealized
     appreciation
     (depreciation)......   (339,224)  361,688      12,213       44,163      (29,350)     (455,154)
   Capital gain
     distribution........         --   135,417       7,974       33,070       18,797       494,352
                           ---------   -------      ------      -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments.........   (339,114)  674,273      22,637       97,380       34,319       330,611
                           ---------   -------      ------      -------      -------      --------
Increase (decrease) in
  net assets from
  operations.............  $ 112,032   678,243      37,556      141,041      115,277       420,618
                           =========   =======      ======      =======      =======      ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund (continued)
                          --------------------------------------------------------------------------------------
                                            VIP
                                          Dynamic        VIP          VIP          VIP
                               VIP        Capital      Equity-      Equity-       Growth            VIP
                          Contrafund(R) Appreciation    Income       Income      & Income          Growth
                          Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --       & Income
                             Service      Service      Initial      Service      Initial    Portfolio -- Service
                             Class 2      Class 2       Class       Class 2       Class           Class 2
                          ------------- ------------ ------------ ------------ ------------ --------------------
                                                       Year ended December 31, 2007
                          --------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 1,874,409     20,098        30,637       303,573     37,174          145,221
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      485,155      4,958        22,171       176,550     10,613           54,912
                           -----------    -------      --------    ----------    -------          -------
Net investment income
  (expense)..............    1,389,254     15,140         8,466       127,023     26,561           90,309
                           -----------    -------      --------    ----------    -------          -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      607,081        582       132,434       135,271     79,811          106,515
   Change in unrealized
     appreciation
     (depreciation)......   (4,700,359)   (31,719)     (200,131)   (1,503,396)   (35,691)          98,077
   Capital gain
     distribution........    7,155,115     22,592        94,474     1,047,873     11,590           46,764
                           -----------    -------      --------    ----------    -------          -------
Net realized and
  unrealized gain (loss)
  on investments.........    3,061,837     (8,545)       26,777      (320,252)    55,710          251,356
                           -----------    -------      --------    ----------    -------          -------
Increase (decrease) in
  net assets from
  operations.............  $ 4,451,091      6,595        35,243      (193,229)    82,271          341,665
                           ===========    =======      ========    ==========    =======          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance Products Fund (continued)
                          -----------------------------------------------------------------------------------------------
                                                                        VIP
                               VIP                                   Investment                                  VIP
                             Growth          VIP           VIP         Grade         VIP          VIP           Value
                          Opportunities     Growth        Growth        Bond       Mid Cap      Overseas      Strategies
                          Portfolio --   Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                             Initial       Initial       Service      Service      Service      Initial        Service
                              Class         Class        Class 2      Class 2      Class 2       Class         Class 2
                          -------------  ------------  ------------ ------------ ------------ ------------   ------------
                                                                    Period from
                                                        Year ended   May 1, to    Year ended
                                                       December 31, December 31, December 31,
                          Year ended December 31, 2007     2007         2007         2007     Year ended December 31, 2007
                          ---------------------------  ------------ ------------ ------------ ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $    --         9,827        10,200        1,906       106,429      23,996         25,960
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      5,725        14,832        34,745       22,625       269,422      10,405          5,939
                             -------       -------       -------      -------     ---------     -------        -------
Net investment income
  (expense)..............     (5,725)       (5,005)      (24,545)     (20,719)     (162,993)     13,591         20,021
                             -------       -------       -------      -------     ---------     -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     27,196        (1,175)       95,966        8,680       383,360      81,525            447
   Change in unrealized
     appreciation
     (depreciation)......     62,191       242,071       420,000       74,297       432,057     (41,649)       (28,076)
   Capital gain
     distribution........         --            --            --           --     1,506,767      54,485         10,261
                             -------       -------       -------      -------     ---------     -------        -------
Net realized and
  unrealized gain (loss)
  on investments.........     89,387       240,896       515,966       82,977     2,322,184      94,361        (17,368)
                             -------       -------       -------      -------     ---------     -------        -------
Increase (decrease) in
  net assets from
  operations.............    $83,662       235,891       491,421       62,258     2,159,191     107,952          2,653
                             =======       =======       =======      =======     =========     =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          Franklin Templeton Variable Insurance Products Trust
                          ------------------------------------------------------------------------------------
                                                      Franklin
                                                      Templeton
                                        Franklin         VIP                                         Templeton
                            Franklin   Large Cap      Founding        Mutual   Templeton  Templeton    Global
                             Income      Growth         Funds         Shares    Foreign    Foreign     Asset
                           Securities  Securities    Allocation     Securities Securities Securities Allocation
                            Fund --     Fund --        Fund --       Fund --    Fund --    Fund --    Fund --
                            Class 2     Class 2        Class 2       Class 2    Class 1    Class 2    Class 2
                             Shares      Shares        Shares         Shares     Shares     Shares     Shares
                          -----------  ---------- ----------------- ---------- ---------- ---------- ----------
                                                     Period from
                                Year ended          August 27 to
                             December 31, 2007    December 31, 2007        Year ended December 31, 2007
                          ----------------------  ----------------- ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 2,397,905    11,293             --        115,276     2,848     96,569     128,936
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..   1,383,265    20,226         24,857         83,719     1,680     77,570      11,166
                          -----------   -------       --------       --------    ------    -------    --------
Net investment income
  (expense)..............   1,014,640    (8,933)       (24,857)        31,557     1,168     18,999     117,770
                          -----------   -------       --------       --------    ------    -------    --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,525,594    72,376         (4,557)         9,398    12,374    163,048     (12,244)
   Change in unrealized
     appreciation
     (depreciation)......  (3,121,035)  (14,804)       (91,283)      (249,506)   (1,697)   202,866    (206,210)
   Capital gain
     distribution........     283,223    11,119             --        159,805     5,064    187,410     155,241
                          -----------   -------       --------       --------    ------    -------    --------
Net realized and
  unrealized gain (loss)
  on investments.........  (1,312,218)   68,691        (95,840)       (80,303)   15,741    553,324     (63,213)
                          -----------   -------       --------       --------    ------    -------    --------
Increase (decrease) in
  net assets from
  operations............. $  (297,578)   59,758       (120,697)       (48,746)   16,909    572,323      54,557
                          ===========   =======       ========       ========    ======    =======    ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Franklin Templeton
                           Variable Insurance
                             Products Trust
                               (continued)             GE Investments Funds, Inc.
                          --------------------  ----------------------------------------
                          Templeton
                            Global   Templeton
                            Income     Growth
                          Securities Securities
                           Fund --    Fund --            International  Mid-Cap   Money
                           Class 1    Class 2    Income     Equity      Equity    Market
                            Shares     Shares     Fund       Fund        Fund      Fund
                          ---------- ---------- -------  ------------- --------  -------
                               Year ended
                            December 31, 2007         Year ended December 31, 2007
                          --------------------  ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 5,050     19,778   263,648       3,925     142,254  518,739
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    1,989     20,618   106,395       3,201      96,846  172,735
                           -------    -------   -------     -------    --------  -------
Net investment income
  (expense)..............    3,061       (840)  157,253         724      45,408  346,004
                           -------    -------   -------     -------    --------  -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   12,990      7,413   (86,168)     48,320     171,153       --
   Change in unrealized
     appreciation
     (depreciation)......   (2,605)   (67,482)   63,167     (33,821)   (521,555)      (1)
   Capital gain
     distribution........       --     46,158        --      29,408     940,552       --
                           -------    -------   -------     -------    --------  -------
Net realized and
  unrealized gain (loss)
  on investments.........   10,385    (13,911)  (23,001)     43,907     590,150       (1)
                           -------    -------   -------     -------    --------  -------
Increase (decrease) in
  net assets from
  operations.............  $13,446    (14,751)  134,252      44,631     635,558  346,003
                           =======    =======   =======     =======    ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------------------
                             Premier    Real Estate S&P 500(R) Small-Cap  Total Return   Total Return
                          Growth Equity Securities    Index     Equity      Fund --        Fund --
                              Fund         Fund        Fund      Fund    Class 1 Shares Class 3 Shares
                          ------------- ----------- ---------- --------- -------------- --------------
                                                  Year ended December 31, 2007
                          ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   9,143      287,769    726,388   194,685      805,394       2,361,605
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      32,980       69,866    628,118    98,495      527,153       1,335,499
                            ---------   ----------  ---------  --------    ---------      ----------
Net investment income
  (expense)..............     (23,837)     217,903     98,270    96,190      278,241       1,026,106
                            ---------   ----------  ---------  --------    ---------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     128,554       70,706  1,315,249   106,985      659,288       1,748,043
   Change in unrealized
     appreciation
     (depreciation)......    (168,306)  (2,270,839)  (623,997) (991,025)     979,008      (1,372,203)
   Capital gain
     distribution........     151,411    1,244,824    612,462   853,728    1,178,135       3,458,966
                            ---------   ----------  ---------  --------    ---------      ----------
Net realized and
  unrealized gain (loss)
  on investments.........     111,659     (955,309) 1,303,714   (30,312)   2,816,431       3,834,806
                            ---------   ----------  ---------  --------    ---------      ----------
Increase (decrease) in
  net assets from
  operations.............   $  87,822     (737,406) 1,401,984    65,878    3,094,672       4,860,912
                            =========   ==========  =========  ========    =========      ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             GE Investments          Goldman
                              Funds, Inc.         Sachs Variable          J.P. Morgan
                              (continued)        Insurance Trust        Series Trust II
                          -------------------  -------------------  ----------------------
                                                Goldman    Goldman
                                                 Sachs      Sachs
                             U.S.     Value    Growth and  Mid Cap            International
                            Equity    Equity     Income     Value     Bond       Equity
                             Fund      Fund       Fund      Fund    Portfolio   Portfolio
                          ---------  --------  ---------- --------  --------- -------------
                               Year ended           Year ended            Year ended
                           December 31, 2007    December 31, 2007      December 31, 2007
                          -------------------  -------------------  ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  18,594    41,687     7,778     64,285   137,232      4,420
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    34,931    34,928     3,903     31,927    31,811      7,582
                          ---------  --------   -------   --------  --------     ------
Net investment income
  (expense)..............   (16,337)    6,759     3,875     32,358   105,421     (3,162)
                          ---------  --------   -------   --------  --------     ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   276,401    55,803    40,401    265,109    (6,291)    13,596
   Change in unrealized
     appreciation
     (depreciation)......  (324,894) (141,922)  (53,554)  (417,994) (105,235)    20,753
   Capital gain
     distribution........   223,089   253,093    14,596    201,715        --         --
                          ---------  --------   -------   --------  --------     ------
Net realized and
  unrealized gain (loss)
  on investments.........   174,596   166,974     1,443     48,830  (111,526)    34,349
                          ---------  --------   -------   --------  --------     ------
Increase (decrease) in
  net assets from
  operations............. $ 158,259   173,733     5,318     81,188    (6,105)    31,187
                          =========  ========   =======   ========  ========     ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            J.P. Morgan Series Trust II
                                    (continued)                      Janus Aspen Series
                          ------------------------------  ---------------------------------------
                                               U.S. Large   Balanced      Balanced   Flexible Bond
                           Mid Cap     Small    Cap Core  Portfolio --  Portfolio -- Portfolio --
                            Value     Company    Equity   Institutional   Service    Institutional
                          Portfolio  Portfolio Portfolio     Shares        Shares       Shares
                          ---------  --------- ---------- ------------- ------------ -------------
                           Year ended December 31, 2007         Year ended December 31, 2007
                          ------------------------------  ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  84,897     2,355     2,141       69,638      186,704       12,598
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    57,584     7,331     3,215       39,810      129,304        3,897
                          ---------   -------    ------      -------      -------       ------
Net investment income
  (expense)..............    27,313    (4,976)   (1,074)      29,828       57,400        8,701
                          ---------   -------    ------      -------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   132,280    13,314     2,767      145,956      177,915       (5,646)
   Change in unrealized
     appreciation
     (depreciation)......  (236,979)  (54,767)   (1,565)      69,909      335,621       10,465
   Capital gain
     distribution........   106,007    19,047        --           --           --           --
                          ---------   -------    ------      -------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........     1,308   (22,406)    1,202      215,865      513,536        4,819
                          ---------   -------    ------      -------      -------       ------
Increase (decrease) in
  net assets from
  operations............. $  28,621   (27,382)      128      245,693      570,936       13,520
                          =========   =======    ======      =======      =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   Janus Aspen Series (continued)
                          -------------------------------------------------------------------------------
                                                     Global Life     Global    International International
                              Forty        Forty       Sciences    Technology     Growth        Growth
                          Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                          Institutional   Service      Service      Service    Institutional    Service
                             Shares        Shares       Shares       Shares       Shares        Shares
                          ------------- ------------ ------------ ------------ ------------- -------------
                                                    Year ended December 31, 2007
                          -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  9,481         7,767          --          168         9,982         5,855
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     41,343        66,205       2,277          918        24,159        20,557
                            --------     ---------      ------       ------       -------       -------
Net investment income
  (expense)..............    (31,862)      (58,438)     (2,277)        (750)      (14,177)      (14,702)
                            --------     ---------      ------       ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    200,349       326,243      28,273        6,706       322,952        75,038
   Change in unrealized
     appreciation
     (depreciation)......    704,879       837,861       1,673        4,223        94,769       243,831
   Capital gain
     distribution........         --            --          --           --            --            --
                            --------     ---------      ------       ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    905,228     1,164,104      29,946       10,929       417,721       318,869
                            --------     ---------      ------       ------       -------       -------
Increase (decrease) in
  net assets from
  operations.............   $873,366     1,105,666      27,669       10,179       403,544       304,167
                            ========     =========      ======       ======       =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   Janus Aspen Series (continued)
                          -------------------------------------------------------------------------------
                            Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                             Growth        Growth       Growth        Growth       Growth        Growth
                          Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                          Institutional   Service    Institutional   Service    Institutional   Service
                             Shares        Shares       Shares        Shares       Shares        Shares
                          ------------- ------------ ------------- ------------ ------------- ------------
                                                    Year ended December 31, 2007
                          -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 10,192        1,652         4,501          187        12,548        3,275
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     21,547        4,927        32,645        4,936        24,403        9,678
                            --------       ------      --------       ------       -------       ------
Net investment income
  (expense)..............    (11,355)      (3,275)      (28,144)      (4,749)      (11,855)      (6,403)
                            --------       ------      --------       ------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (63,367)      40,474      (193,277)      71,147       (30,877)      48,248
   Change in unrealized
     appreciation
     (depreciation)......    278,860        5,709       647,720       (5,582)      193,363       10,039
   Capital gain
     distribution........         --           --        11,980        1,539            --           --
                            --------       ------      --------       ------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    215,493       46,183       466,423       67,104       162,486       58,287
                            --------       ------      --------       ------       -------       ------
Increase (decrease) in
  net assets from
  operations.............   $204,138       42,908       438,279       62,355       150,631       51,884
                            ========       ======      ========       ======       =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                             JPMorgan Insurance Trust
                          ----------------------------------------------------------------------------------------------
                                                               JPMorgan
                                       JPMorgan    JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                           JPMorgan    Insurance   Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                           Insurance     Trust       Trust    Diversified    Trust       Trust       Trust       Trust
                             Trust       Core     Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                           Balanced      Bond       Equity      Growth       Index       Bond       Growth      Mid Cap
                          Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                          ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
                                                           Year ended December 31, 2007
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $488        70,487        788         564         426       73,448          5       1,660
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     416        28,658      5,422         361       3,921       27,239      5,937       6,032
                             ----       -------     ------       -----      ------      -------     ------      ------
Net investment income
  (expense)..............      72        41,829     (4,634)        203      (3,495)      46,209     (5,932)     (4,372)
                             ----       -------     ------       -----      ------      -------     ------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      18       (14,217)     2,927        (873)        182      (12,013)     7,579      (3,522)
   Change in unrealized
     appreciation
     (depreciation)......     760        35,264     13,038        (702)      5,400       38,231     37,694      (5,780)
   Capital gain
     distribution........      93            --      1,347       3,370          --           --         --       5,710
                             ----       -------     ------       -----      ------      -------     ------      ------
Net realized and
  unrealized gain (loss)
  on investments.........     871        21,047     17,312       1,795       5,582       26,218     45,273      (3,592)
                             ----       -------     ------       -----      ------      -------     ------      ------
Increase (decrease) in
  net assets from
  operations.............    $943        62,876     12,678       1,998       2,087       72,427     39,341      (7,964)
                             ====       =======     ======       =====      ======      =======     ======      ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                              Legg Mason
                                                                                               Partners
                                                                                               Variable
                                     Legg Mason Partners Variable Equity Trust               Income Trust
                          ---------------------------------------------------------------  -----------------
                           Legg Mason   Legg Mason   Legg Mason   Legg Mason
                            Partners     Partners     Partners     Partners    Legg Mason     Legg Mason
                            Variable     Variable     Variable     Variable     Partners       Partners
                           Aggressive  Capital and  Capital and  Fundamental    Variable       Variable
                             Growth       Income       Income       Value      Investors    Strategic Bond
                          Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                            Class II     Class I      Class II     Class I      Class I         Class I
                          ------------ ------------ ------------ ------------ ------------ -----------------
                                                                                              Year ended
                                            Year ended December 31, 2007                   December 31, 2007
                          ---------------------------------------------------------------  -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --       6,063        39,993       11,652       1,071          3,946
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     19,988       1,674        14,074        9,904       2,557          1,954
                            --------     -------      --------     --------     -------         ------
Net investment income
  (expense)..............    (19,988)      4,389        25,919        1,748      (1,486)         1,992
                            --------     -------      --------     --------     -------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      8,253      17,703        25,268       74,845      40,073         (6,421)
   Change in unrealized
     appreciation
     (depreciation)......    (13,948)    (32,257)     (149,264)    (135,886)    (33,329)         4,907
   Capital gain
     distribution........     10,233      14,352       108,756       58,012       2,461             --
                            --------     -------      --------     --------     -------         ------
Net realized and
  unrealized gain (loss)
  on investments.........      4,538        (202)      (15,240)      (3,029)      9,205         (1,514)
                            --------     -------      --------     --------     -------         ------
Increase (decrease) in
  net assets from
  operations.............   $(15,450)      4,187        10,679       (1,281)      7,719            478
                            ========     =======      ========     ========     =======         ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                MFS(R) Variable Insurance Trust
                          -----------------------------------------------------------------------------------------
                               MFS(R)
                              Investors          MFS(R)            MFS(R)            MFS(R)            MFS(R)
                            Growth Stock     Investors Trust    New Discovery   Strategic Income    Total Return
                          Series -- Service Series -- Service Series -- Service Series -- Service Series -- Service
                            Class Shares      Class Shares      Class Shares      Class Shares      Class Shares
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                                                 Year ended December 31, 2007
                          -----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $  2,150            22,627            27,840           33,098            234,253
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       40,089            59,682            18,896           11,258            201,758
                              --------           -------           -------           ------           --------
Net investment income
  (expense)..............      (37,939)          (37,055)            8,944           21,840             32,495
                              --------           -------           -------           ------           --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       80,509           118,228            33,745           (1,602)            53,882
   Change in unrealized
     appreciation
     (depreciation)......      186,685           194,015           (88,937)          (7,448)          (211,880)
   Capital gain
     distribution........           --            32,847            59,420               --            201,403
                              --------           -------           -------           ------           --------
Net realized and
  unrealized gain (loss)
  on investments.........      267,194           345,090             4,228           (9,050)            43,405
                              --------           -------           -------           ------           --------
Increase (decrease) in
  net assets from
  operations.............     $229,255           308,035            13,172           12,790             75,900
                              ========           =======           =======           ======           ========

                          ------------------

                               MFS(R)
                              Utilities
                          Series -- Service
                            Class Shares
                          -----------------

                          ------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       162,617
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        75,645
                              ---------
Net investment income
  (expense)..............        86,972
                              ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       228,472
   Change in unrealized
     appreciation
     (depreciation)......       550,393
   Capital gain
     distribution........       196,581
                              ---------
Net realized and
  unrealized gain (loss)
  on investments.........       975,446
                              ---------
Increase (decrease) in
  net assets from
  operations.............     1,062,418
                              =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          Old Mutual Insurance
                               Series Fund                    Oppenheimer Variable Account Funds
                          --------------------  --------------------------------------------------------------
                                                            Oppenheimer               Oppenheimer
                                     Old Mutual              Balanced   Oppenheimer     Capital
                          Old Mutual Large Cap  Oppenheimer Fund/VA --    Capital     Appreciation  Oppenheimer
                          Growth II    Growth    Balanced     Service   Appreciation   Fund/VA --    Core Bond
                          Portfolio  Portfolio    Fund/VA     Shares      Fund/VA    Service Shares   Fund/VA
                          ---------- ---------- ----------- ----------- ------------ -------------- -----------
                               Year ended
                            December 31, 2007                    Year ended December 31, 2007
                          --------------------  --------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $    294       723      24,900      92,964       2,359           532        68,309
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     3,134     7,070      12,003      91,916      12,307        86,580        17,284
                           --------   -------     -------    --------     -------       -------       -------
Net investment income
  (expense)..............    (2,840)   (6,347)     12,897       1,048      (9,948)      (86,048)       51,025
                           --------   -------     -------    --------     -------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (38,402)  (14,910)     16,432       7,281      78,185       184,697        (7,188)
   Change in unrealized
     appreciation
     (depreciation)......    85,483   104,926     (78,433)   (291,926)     45,149       498,567        (9,576)
   Capital gain
     distribution........        --        --      68,878     280,463          --            --            --
                           --------   -------     -------    --------     -------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    47,081    90,016       6,877      (4,182)    123,334       683,264       (16,764)
                           --------   -------     -------    --------     -------       -------       -------
Increase (decrease) in
  net assets from
  operations.............  $ 44,241    83,669      19,774      (3,134)    113,386       597,216        34,261
                           ========   =======     =======    ========     =======       =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Oppenheimer Variable Account Funds (continued)
                          ----------------------------------------------------------------------------------
                           Oppenheimer                               Oppenheimer
                              Global                  Oppenheimer    Main Street                Oppenheimer
                            Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer  MidCap Fund/
                            Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap        VA --
                          Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                          -------------- ----------- -------------- -------------- ----------- --------------
                                                     Year ended December 31, 2007
                          ----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 148,157       33,773       112,693         19,472           --           --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     157,814        5,285       209,753        112,314        7,951        5,157
                            ---------      -------      --------       --------      -------       ------
Net investment income
  (expense)..............      (9,657)      28,488       (97,060)       (92,842)      (7,951)      (5,157)
                            ---------      -------      --------       --------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     255,036       (7,686)      750,995        201,944      (50,041)       7,575
   Change in unrealized
     appreciation
     (depreciation)......    (274,785)     (20,474)     (312,156)      (604,633)      88,914       11,034
   Capital gain
     distribution........     431,655           --            --        184,660           --           --
                            ---------      -------      --------       --------      -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........     411,906      (28,160)      438,839       (218,029)      38,873       18,609
                            ---------      -------      --------       --------      -------       ------
Increase (decrease) in
  net assets from
  operations.............   $ 402,249          328       341,779       (310,871)      30,922       13,452
                            =========      =======      ========       ========      =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                       PIMCO Variable Insurance Trust
                          ----------------------------------------------------------------------------------------
                                        Foreign Bond
                                       Portfolio (U.S.                   Long-Term
                           All Asset       Dollar        High Yield   U.S. Government  Low Duration   Total Return
                          Portfolio --   Hedged) --     Portfolio --   Portfolio --    Portfolio --   Portfolio --
                            Advisor    Administrative  Administrative Administrative  Administrative Administrative
                          Class Shares  Class Shares    Class Shares   Class Shares    Class Shares   Class Shares
                          ------------ --------------- -------------- --------------- -------------- --------------

                                                        Year ended December 31, 2007
                          ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $88,256         4,919          456,113        462,440        431,099       1,378,819
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    16,138         2,406          107,548        168,465        182,514         469,281
                            -------         -----         --------        -------        -------       ---------
Net investment income
  (expense)..............    72,118         2,513          348,565        293,975        248,585         909,538
                            -------         -----         --------        -------        -------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        40           (67)         (70,084)       (88,485)        59,298        (110,158)
   Change in unrealized
     appreciation
     (depreciation)......    (5,330)          352         (229,819)       674,799        427,143       1,058,116
   Capital gain
     distribution........        --            --               --             --             --              --
                            -------         -----         --------        -------        -------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........    (5,290)          285         (299,903)       586,314        486,441         947,958
                            -------         -----         --------        -------        -------       ---------
Increase (decrease) in
  net assets from
  operations.............   $66,828         2,798           48,662        880,289        735,026       1,857,496
                            =======         =====         ========        =======        =======       =========

                            The Prudential
                             Series Fund
                          ------------------



                            Jennison 20/20
                          Focus Portfolio --
                               Class II
                          ------------------
                              Year ended
                          December 31, 2007
                          ------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       424,610
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        78,366
                               --------
Net investment income
  (expense)..............       346,244
                               --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       147,204
   Change in unrealized
     appreciation
     (depreciation)......      (337,033)
   Capital gain
     distribution........            --
                               --------
Net realized and
  unrealized gain (loss)
  on investments.........      (189,829)
                               --------
Increase (decrease) in
  net assets from
  operations.............       156,415
                               ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                          The Universal
                          The Prudential Series Fund  Rydex Variable   Institutional Funds,   Van Kampen Life Investment
                                 (continued)               Trust               inc.                      Trust
                          -------------------------  ----------------- -------------------- ------------------------------
                                          Natural                                                              Strategic
                            Jennison     Resources                      Equity and Income      Comstock         Growth
                          Portfolio --  Portfolio --                       Portfolio --      Portfolio --    Portfolio --
                            Class II      Class II       OTC Fund        Class II Shares    Class II Shares Class II Shares
                          ------------  ------------ ----------------- -------------------- --------------- ---------------
                                 Year ended             Year ended      Period from May 1
                              December 31, 2007      December 31, 2007 to December 31, 2007  Year ended December 31, 2007
                          -------------------------  ----------------- -------------------- ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $    --       492,251             767                814             89,645             --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     1,505        28,951          17,042              6,124            111,882          7,060
                            -------       -------         -------            -------           --------         ------
Net investment income
  (expense)..............    (1,505)      463,300         (16,275)            (5,310)           (22,237)        (7,060)
                            -------       -------         -------            -------           --------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       633       150,732          21,487               (343)           109,477         12,025
   Change in unrealized
     appreciation
     (depreciation)......     9,678       119,769         148,905            (12,503)          (600,441)        56,169
   Capital gain
     distribution........        --            --              --                914            110,575             --
                            -------       -------         -------            -------           --------         ------
Net realized and
  unrealized gain (loss)
  on investments.........    10,311       270,501         170,392            (11,932)          (380,389)        68,194
                            -------       -------         -------            -------           --------         ------
Increase (decrease) in
  net assets from
  operations.............   $ 8,806       733,801         154,117            (17,242)          (402,626)        61,134
                            =======       =======         =======            =======           ========         ======


                           XTF Advisors Trust
                          --------------------


                          ETF 60 Portfolio --
                            Class II Shares
                          --------------------
                           Period from May 1
                          to December 31, 2007
                          --------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........            --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..         8,702
                                -------
Net investment income
  (expense)..............        (8,702)
                                -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          (715)
   Change in unrealized
     appreciation
     (depreciation)......       (23,130)
   Capital gain
     distribution........            --
                                -------
Net realized and
  unrealized gain (loss)
  on investments.........       (23,845)
                                -------
Increase (decrease) in
  net assets from
  operations.............       (32,547)
                                =======

                See accompanying notes to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                               AIM Variable Insurance Funds
                                                         ----------------------------------------
                                                            AIM V.I. Basic      AIM V.I. Capital
                                                             Value Fund --     Appreciation Fund --
                                  Consolidated Total       Series II shares      Series I shares
                              -------------------------  --------------------  ------------------
                                      Year ended              Year ended           Year ended
                                     December 31,            December 31,         December 31,
                              -------------------------  --------------------  ------------------
                                  2007          2006        2007       2006      2007       2006
                              ------------  -----------  ---------  ---------  --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  9,419,308    3,185,806    (29,222)   (27,755)  (14,266)   (13,090)
   Net realized gain
     (loss) on
     investments.............   14,660,452    6,544,540     87,724     49,563    25,357    156,772
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (11,661,873)  20,535,694   (185,047)   135,342    76,728   (100,901)
   Capital gain
     distribution............   25,528,989   10,783,548    132,746    101,363        --         --
                              ------------  -----------  ---------  ---------  --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   37,946,876   41,049,588      6,201    258,513    87,819     42,781
                              ------------  -----------  ---------  ---------  --------   --------
From capital
  transactions:
   Net premiums..............  301,810,458  130,274,139     35,541    193,826    40,626      5,035
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York:
     Death benefits..........   (6,811,225)  (3,332,293)    (7,690)        --        --     (1,703)
     Surrenders..............  (48,489,087) (27,847,636)  (180,083)  (100,303) (101,179)   (55,525)
     Administrative
       expenses (note 4a)....     (398,715)    (279,050)    (1,896)    (1,740)     (417)      (376)
     Transfers (to) from
       the Guarantee
       Account...............   17,347,893   15,224,110     54,375     24,974   (11,387)    19,672
     Transfers (to) from
       other subaccounts.....           --           --   (138,585)   (80,274)   (2,609)  (118,515)
                              ------------  -----------  ---------  ---------  --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  263,459,324  114,039,270   (238,338)    36,483   (74,966)  (151,412)
                              ------------  -----------  ---------  ---------  --------   --------
Increase (decrease) in
  net assets.................  301,406,200  155,088,858   (232,137)   294,996    12,853   (108,631)
Net assets at beginning
  of year....................  479,759,834  324,670,976  2,545,158  2,250,162   872,263    980,894
                              ------------  -----------  ---------  ---------  --------   --------
Net assets at end of year.... $781,166,034  479,759,834  2,313,021  2,545,158   885,116    872,263
                              ============  ===========  =========  =========  ========   ========
Change in units (note 5):
   Units purchased...........                               15,090     29,139     7,270     80,825
   Units redeemed............                              (28,588)   (26,066)  (14,212)   (97,702)
                                                         ---------  ---------  --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........                              (13,498)     3,073    (6,942)   (16,877)
                                                         =========  =========  ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        AIM Variable Insurance Funds (continued)
                              ------------------------------------------------------------
                                 AIM V.I. Core      AIM V.I. Global    AIM V.I. International
                                 Equity Fund --    Real Estate Fund --    Growth Fund --
                                Series I shares     Series II shares     Series II shares
                              -------------------  -----------------   --------------------
                                   Year ended          Year ended           Year ended
                                  December 31,        December 31,         December 31,
                              -------------------  -----------------   --------------------
                                 2007      2006      2007       2006      2007        2006
                              ---------  --------  --------   -------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (5,100)      808    39,697     1,445    (64,434)        978
   Net realized gain
     (loss) on
     investments.............    30,510   136,649    (7,880)    7,591    276,749      92,813
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    40,047   (21,539) (152,226)   38,418    253,716     265,782
   Capital gain
     distribution............        --        --    79,848     7,163         --          --
                              ---------  --------  --------   -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    65,457   115,918   (40,561)   54,617    466,031     359,573
                              ---------  --------  --------   -------  ---------   ---------
From capital
  transactions:
   Net premiums..............     9,069    25,490    70,306    43,179  4,459,737   1,739,252
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........   (13,962)       --        --        --         --          --
     Surrenders..............  (166,387) (120,300)   (2,095)       --   (172,578)    (24,441)
     Administrative
       expenses (note 4a)....      (235)     (251)     (137)      (67)    (2,631)       (885)
     Transfers (to) from
       the Guarantee
       Account...............     2,486     7,247   190,348   101,296    128,501     238,904
     Transfers (to) from
       other subaccounts.....    15,825      (794)   95,616    25,415   (175,896)   (156,305)
                              ---------  --------  --------   -------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (153,204)  (88,608)  354,038   169,823  4,237,133   1,796,525
                              ---------  --------  --------   -------  ---------   ---------
Increase (decrease) in
  net assets.................   (87,747)   27,310   313,477   224,440  4,703,164   2,156,098
Net assets at beginning
  of year....................   967,352   940,042   263,366    38,926  2,783,114     627,016
                              ---------  --------  --------   -------  ---------   ---------
Net assets at end of year.... $ 879,605   967,352   576,843   263,366  7,486,278   2,783,114
                              =========  ========  ========   =======  =========   =========
Change in units (note 5):
   Units purchased...........     4,384   101,879    43,190    18,251    615,486     218,797
   Units redeemed............   (17,441) (121,565)  (17,343)   (5,263)  (286,768)    (65,379)
                              ---------  --------  --------   -------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (13,057)  (19,686)   25,847    12,988    328,718     153,418
                              =========  ========  ========   =======  =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AIM Variable
                               Insurance Funds
                                 (continued)               Alger American Fund
                              -----------------  ----------------------------------------
                                                                       Alger American Small
                                AIM V.I. Large   Alger American Growth   Capitalization
                              Cap Growth Fund --    Portfolio --          Portfolio --
                               Series I shares     Class O Shares        Class O Shares
                              -----------------  --------------------  ------------------
                                  Year ended         Year ended            Year ended
                                 December 31,       December 31,          December 31,
                              -----------------  --------------------  ------------------
                                2007      2006     2007       2006       2007       2006
                              --------  -------  --------   --------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,408)  (2,706)   (5,462)    (8,236)    (9,413)   (11,404)
   Net realized gain
     (loss) on
     investments.............    5,947    8,187   (14,615)   (45,891)    92,728     40,386
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   24,697    2,986   106,611     71,746     18,903    108,933
   Capital gain
     distribution............       --       --        --         --         --         --
                              --------  -------  --------   --------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   27,236    8,467    86,534     17,619    102,218    137,915
                              --------  -------  --------   --------   --------   --------
From capital
  transactions:
   Net premiums..............    9,700    9,085        --         --      3,075        180
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --       --        --         --         --         --
     Surrenders..............  (34,208)  (2,237) (153,806)  (156,243)  (299,575)  (224,536)
     Administrative
       expenses (note 4a)....     (323)    (301)     (366)      (403)      (549)      (670)
     Transfers (to) from
       the Guarantee
       Account...............   41,486    2,374     1,689     14,386      1,042     15,843
     Transfers (to) from
       other subaccounts.....    4,466  (69,798)  (36,637)    (1,415)   (34,270)    39,479
                              --------  -------  --------   --------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   21,121  (60,877) (189,120)  (143,675)  (330,277)  (169,704)
                              --------  -------  --------   --------   --------   --------
Increase (decrease) in
  net assets.................   48,357  (52,410) (102,586)  (126,056)  (228,059)   (31,789)
Net assets at beginning
  of year....................  212,543  264,953   574,502    700,558    777,025    808,814
                              --------  -------  --------   --------   --------   --------
Net assets at end of year.... $260,900  212,543   471,916    574,502    548,966    777,025
                              ========  =======  ========   ========   ========   ========
Change in units (note 5):
   Units purchased...........    5,494   29,956       511      4,333      3,013     17,231
   Units redeemed............   (3,857) (30,228)  (16,188)   (17,902)   (28,896)   (32,665)
                              --------  -------  --------   --------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    1,637     (272)  (15,677)   (13,569)   (25,883)   (15,434)
                              ========  =======  ========   ========   ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           AllianceBernstein Variable Products Series Fund, Inc.
                              ----------------------------------------------------------------------------------
                              AllianceBernstein
                               Balanced Wealth  AllianceBernstein
                                  Strategy      Global Technology AllianceBernstein Growth   AllianceBernstein
                                Portfolio --      Portfolio --    and Income Portfolio --   International Value
                                   Class B           Class B             Class B            Portfolio -- Class B
                              ----------------- ----------------  -----------------------  ---------------------
                                 Period from
                                August 27 to       Year ended          Year ended                Year ended
                                December 31,      December 31,        December 31,              December 31,
                              ----------------- ----------------  -----------------------  ---------------------
                                    2007          2007     2006      2007         2006        2007        2006
                              ----------------- -------  -------   ---------   ---------   ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $   (6,821)     (7,919)  (6,729)    (6,788)     (39,486)      51,896    (13,467)
   Net realized gain
     (loss) on
     investments.............          (445)     12,286   11,562    262,541      186,067      385,567    137,727
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       (13,879)     77,674   23,085   (395,340)     663,073     (570,328)   658,210
   Capital gain
     distribution............            --          --       --    444,535      435,958      223,128     26,361
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........       (21,145)     82,041   27,918    304,948    1,245,612       90,263    808,831
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
From capital
  transactions:
   Net premiums..............     2,634,257      80,355   63,824    156,333      805,168   10,720,562  3,808,923
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........            --          --  (16,864)   (43,213)     (32,924)          --         --
     Surrenders..............        (6,401)    (21,346) (16,858)  (803,175)    (423,814)    (512,365)   (80,691)
     Administrative
       expenses (note 4a)....            --        (756)    (534)    (4,784)      (3,878)      (4,894)    (1,545)
     Transfers (to) from
       the Guarantee
       Account...............        79,502      11,725    7,837    271,203      139,062      482,103    351,350
     Transfers (to) from
       other subaccounts.....           168      20,114   81,760   (112,241)    (305,573)     314,941    300,248
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     2,707,526      90,092  119,165   (535,877)     178,041   11,000,347  4,378,285
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
Increase (decrease) in
  net assets.................     2,686,381     172,133  147,083   (230,929)   1,423,653   11,090,610  5,187,116
Net assets at beginning
  of year....................            --     469,811  322,728  9,463,383    8,039,730    6,153,932    966,816
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
Net assets at end of year....    $2,686,381     641,944  469,811  9,232,454    9,463,383   17,244,542  6,153,932
                                 ==========     =======  =======   =========   =========   ==========  =========
Change in units (note 5):
   Units purchased...........       277,103       8,461   23,010     65,142      131,900    1,498,980    477,585
   Units redeemed............       (12,703)     (3,377) (14,694)  (105,502)    (115,787)    (640,405)  (115,967)
                                 ----------     -------  -------   ---------   ---------   ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........       264,400       5,084    8,316    (40,360)      16,113      858,575    361,618
                                 ==========     =======  =======   =========   =========   ==========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                AllianceBernstein Variable Products       American Century
                                   Series Fund, Inc. (continued)          Variable Portfolios, Inc.
                              ------------------------------------------  ------------------------
                                AllianceBernstein    AllianceBernstein
                                 Large Cap Growth    Small Cap Growth     VP Income & Growth
                               Portfolio -- Class B  Portfolio -- Class B  Fund -- Class I
                              ---------------------  -------------------  ------------------------
                                    Year ended          Year ended           Year ended
                                   December 31,        December 31,         December 31,
                              ---------------------  -------------------  ------------------------
                                 2007        2006      2007       2006      2007         2006
                              ----------  ---------   -------   -------     -------      -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (37,624)   (37,777)  (2,103)    (1,859)   (1,947)         783
   Net realized gain
     (loss) on
     investments.............     82,890     67,631   11,680     11,768    18,204        5,036
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    214,898    (97,485)   4,325      1,389   (50,387)      53,222
   Capital gain
     distribution............         --         --       --         --        --           --
                              ----------  ---------   -------   -------     -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........    260,164    (67,631)  13,902     11,298   (34,130)      59,041
                              ----------  ---------   -------   -------     -------      -------
From capital
  transactions:
   Net premiums..............     91,923    159,694   24,635      5,833    25,908       91,050
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (53,340)   (12,328)      --         97   (36,201)          --
     Surrenders..............   (284,740)  (155,647) (17,157)   (21,222)  (19,270)     (14,745)
     Administrative
       expenses (note 4a)....     (1,689)    (1,321)     (48)       (25)     (420)        (341)
     Transfers (to) from
       the Guarantee
       Account...............     42,702    135,726   21,461     16,392   488,633       39,380
     Transfers (to) from
       other subaccounts.....    (52,646)   (81,498)   5,638    (13,058)   (4,729)     (13,109)
                              ----------  ---------   -------   -------     -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (257,790)    44,626   34,529    (11,983)  453,921      102,235
                              ----------  ---------   -------   -------     -------      -------
Increase (decrease) in
  net assets.................      2,374    (23,005)  48,431       (685)  419,791      161,276
Net assets at beginning
  of year....................  2,363,767  2,386,772  116,382    117,067   465,184      303,908
                              ----------  ---------   -------   -------     -------      -------
Net assets at end of year.... $2,366,141  2,363,767  164,813    116,382   884,975      465,184
                              ==========  =========   =======   =======     =======      =======
Change in units (note 5):
   Units purchased...........     21,136     70,541    5,932      2,087    33,491        9,664
   Units redeemed............    (45,993)   (70,647)  (3,299)    (2,857)   (7,157)      (2,396)
                              ----------  ---------   -------   -------     -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (24,857)      (106)   2,633       (770)   26,334        7,268
                              ==========  =========   =======   =======     =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  American Century Variable Portfolios, Inc. (continued)
                              -------------------------------------------------------------
                                 VP International       VP Ultra(R)          VP Value
                                 Fund --  Class I     Fund -- Class I     Fund -- Class I
                              ---------------------  ----------------  --------------------
                                    Year ended          Year ended          Year ended
                                   December 31,        December 31,        December 31,
                              ---------------------  ----------------  --------------------
                                 2007        2006      2007     2006      2007       2006
                              ----------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (27,043)    (2,395) (13,115) (11,872)   105,885     69,240
   Net realized gain
     (loss) on
     investments.............    162,772     20,491   15,988    1,755      1,817     17,560
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    163,255     95,607  143,362  (27,111)  (296,721)   117,016
   Capital gain
     distribution............         --         --       --       --     60,710     67,573
                              ----------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    298,984    113,703  146,235  (37,228)  (128,309)   271,389
                              ----------  ---------  -------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............  1,470,691    825,088   17,131   96,866    118,289    170,128
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --         --       --       --         --         --
     Surrenders..............    (90,167)    (9,242) (19,588) (40,697)   (23,822)   (53,221)
     Administrative
       expenses (note 4a)....       (793)      (426)  (1,115)    (859)      (641)      (552)
     Transfers (to) from
       the Guarantee
       Account...............    127,804     56,970      182    4,698     44,945     54,504
     Transfers (to) from
       other subaccounts.....   (234,504)     7,174  (58,083)  34,200   (185,992)   (49,566)
                              ----------  ---------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,273,031    879,564  (61,473)  94,208    (47,221)   121,293
                              ----------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets.................  1,572,015    993,267   84,762   56,980   (175,530)   392,682
Net assets at beginning
  of year....................  1,199,109    205,842  771,010  714,030  1,985,999  1,593,317
                              ----------  ---------  -------  -------  ---------  ---------
Net assets at end of year.... $2,771,124  1,199,109  855,772  771,010  1,810,469  1,985,999
                              ==========  =========  =======  =======  =========  =========
Change in units (note 5):
   Units purchased...........    429,062     93,066    3,978   14,738     46,054     34,951
   Units redeemed............   (325,079)   (20,063)  (8,280)  (7,018)   (50,997)   (24,933)
                              ----------  ---------  -------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    103,983     73,003   (4,302)   7,720     (4,943)    10,018
                              ==========  =========  =======  =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              American Century Variable
                              Portfolios II, Inc.         BlackRock Variable Series Funds, Inc.
                              ------------------------  -------------------------------------------
                                                        BlackRock Basic Value    BlackRock Global
                              VP Inflation Protection      V.I. Fund --       Allocation V.I. Fund --
                               Fund -- Class II             Class III                Class III
                              ------------------------  --------------------  ---------------------
                                  Year ended                Year ended              Year ended
                                 December 31,              December 31,            December 31,
                              ------------------------  --------------------  ---------------------
                                  2007         2006       2007        2006       2007         2006
                               ---------    -------      --------   -------   ----------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  34,279       9,127        6,629      8,028      711,718      97,963
   Net realized gain
     (loss) on
     investments.............    (3,703)     (1,741)       4,210      5,108      255,126      21,944
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    39,836      (6,451)    (106,879)    17,471     (555,721)   (103,749)
   Capital gain
     distribution............        --          --       92,003     46,843    1,442,217     184,325
                               ---------     -------     --------   -------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    70,412         935       (4,037)    77,450    1,853,340     200,483
                               ---------     -------     --------   -------   ----------   ---------
From capital
  transactions:
   Net premiums..............   379,271     512,935      148,718    147,185   25,789,400   3,525,406
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --          --           --         --           --          --
     Surrenders..............   (37,744)    (16,783)     (17,624)    (2,252)    (483,075)    (22,089)
     Administrative
       expenses (note 4a)....      (882)       (495)        (757)      (407)        (633)       (193)
     Transfers (to) from
       the Guarantee
       Account...............    33,852      99,053       34,581     50,059      253,946     638,071
     Transfers (to) from
       other subaccounts.....  (364,363)     38,088       59,032    (26,494)     499,912     101,427
                               ---------     -------     --------   -------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    10,134     632,798      223,950    168,091   26,059,550   4,242,622
                               ---------     -------     --------   -------   ----------   ---------
Increase (decrease) in
  net assets.................    80,546     633,733      219,913    245,541   27,912,890   4,443,105
Net assets at beginning
  of year....................   913,763     280,030      539,664    294,123    4,552,844     109,739
                               ---------     -------     --------   -------   ----------   ---------
Net assets at end of year.... $ 994,309     913,763      759,577    539,664   32,465,734   4,552,844
                               =========     =======     ========   =======   ==========   =========
Change in units (note 5):
   Units purchased...........   163,039      83,500       22,331     20,023    3,134,729     452,351
   Units redeemed............  (161,632)    (20,334)      (5,581)    (5,602)    (824,229)    (47,359)
                               ---------     -------     --------   -------   ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     1,407      63,166       16,750     14,421    2,310,500     404,992
                               =========     =======     ========   =======   ==========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              BlackRock Variable Series Funds, Inc.          Columbia Funds Variable
                                          (continued)                          Insurance Trust I
                              ---------------------------------------------  ----------------------
                              BlackRock Large Cap  BlackRock Value             Columbia Marsico
                              Growth V.I. Fund -- Opportunities V.I. Fund -- Growth Fund, Variable
                                  Class III           Class III                Series -- Class A
                              ------------------  -------------------------  ----------------------
                                 Year ended           Year ended                  Year ended
                                December 31,         December 31,                December 31,
                              ------------------  -------------------------  ----------------------
                                2007      2006      2007         2006           2007        2006
                              --------   ------     -------      --------    ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,824)  (1,086)   19,516       183,139        (63,109)    (58,428)
   Net realized gain
     (loss) on
     investments.............      519      235   (83,476)      (16,030)       149,513      77,685
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    6,253    5,204   (23,665)     (328,647)       529,035     146,952
   Capital gain
     distribution............       --       --    74,370       202,108             --          --
                              --------   ------     -------      --------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    4,948    4,353   (13,255)       40,570        615,439     166,209
                              --------   ------     -------      --------    ---------   ---------
From capital
  transactions:
   Net premiums..............   14,365    1,793    55,743        81,202        190,368     648,752
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --       --        --            --       (110,172)       (401)
     Surrenders..............     (887)    (216)  (39,474)      (20,597)      (234,858)    (87,960)
     Administrative
       expenses (note 4a)....      (72)     (46)     (866)         (739)        (3,268)     (2,194)
     Transfers (to) from
       the Guarantee
       Account...............    9,614   21,788       146        15,987         30,238      68,519
     Transfers (to) from
       other subaccounts.....   61,279    1,621    (6,631)       26,201        (22,179)   (114,621)
                              --------   ------     -------      --------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   84,299   24,940     8,918       102,054       (149,871)    512,095
                              --------   ------     -------      --------    ---------   ---------
Increase (decrease) in
  net assets.................   89,247   29,293    (4,337)      142,624        465,568     678,304
Net assets at beginning
  of year....................   86,116   56,823   510,368       367,744      4,019,487   3,341,183
                              --------   ------     -------      --------    ---------   ---------
Net assets at end of year.... $175,363   86,116   506,031       510,368      4,485,055   4,019,487
                              ========   ======     =======      ========    =========   =========
Change in units (note 5):
   Units purchased...........    6,455    2,271     9,369        12,543         38,982      89,822
   Units redeemed............     (108)    (153)   (8,661)       (4,800)       (49,284)    (51,173)
                              --------   ------     -------      --------    ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    6,347    2,118       708         7,743        (10,302)     38,649
                              ========   ======     =======      ========    =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Columbia Funds Variable
                              Insurance Trust I (continued)                Dreyfus
                              ----------------------------  ------------------------------------------
                                 Columbia Marsico
                                   International            Dreyfus Investment
                                Opportunities Fund,         Portfolios -- MidCap   Dreyfus Variable
                                     Variable               Stock Portfolio --    Investment Fund --
                                 Series -- Class B           Initial Shares      Money Market Portfolio
                              ----------------------------  -------------------  ---------------------
                                    Year ended                 Year ended             Year ended
                                   December 31,               December 31,           December 31,
                              ----------------------------  -------------------  ---------------------
                                  2007           2006         2007       2006       2007       2006
                               -----------     ---------     -------   -------   ---------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    18,161       (13,935)      1,885      4,133      32,034     22,625
   Net realized gain
     (loss) on
     investments.............     502,483       284,652       1,573        384          (4)        --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     768,216       622,413     (23,072)    (7,970)         --         --
   Capital gain
     distribution............     201,799       103,341      18,840     11,181          --         --
                               -----------     ---------     -------   -------   ---------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   1,490,659       996,471        (774)     7,728      32,030     22,625
                               -----------     ---------     -------   -------   ---------   --------
From capital
  transactions:
   Net premiums..............   4,980,921     2,262,124      35,454     47,554      82,070     46,934
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (22,574)           --          --         --    (820,936)        --
     Surrenders..............    (306,073)     (134,606)    (17,946)    (2,033)    (89,486)  (167,639)
     Administrative
       expenses (note 4a)....      (4,776)       (2,579)       (153)       (90)       (558)      (206)
     Transfers (to) from
       the Guarantee
       Account...............     267,066       131,851      16,282     14,886       1,457     12,346
     Transfers (to) from
       other subaccounts.....  (1,156,382)     (416,941)     (1,525)    (2,965)  1,074,831    232,071
                               -----------     ---------     -------   -------   ---------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   3,758,182     1,839,849      32,112     57,352     247,378    123,506
                               -----------     ---------     -------   -------   ---------   --------
Increase (decrease) in
  net assets.................   5,248,841     2,836,320      31,338     65,080     279,408    146,131
Net assets at beginning
  of year....................   6,740,709     3,904,389     155,623     90,543     812,053    665,922
                               -----------     ---------     -------   -------   ---------   --------
Net assets at end of year.... $11,989,550     6,740,709     186,961    155,623   1,091,461    812,053
                               ===========     =========     =======   =======   =========   ========
Change in units (note 5):
   Units purchased...........     671,288       240,394       5,506      4,136     321,972     54,805
   Units redeemed............    (390,284)      (89,722)     (3,588)      (482)   (297,718)   (42,412)
                               -----------     ---------     -------   -------   ---------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     281,004       150,672       1,918      3,654      24,254     12,393
                               ===========     =========     =======   =======   =========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Dreyfus (continued)               DWS Variable Series II
                              -----------------------  ----------------------------------------
                              The Dreyfus Socially       DWS Dreman High     DWS Dreman Small
                              Responsible Growth Fund,    Return Equity        Mid Cap Value
                               Inc. -- Initial           VIP -- Class B       VIP -- Class B
                                    Shares                   Shares               Shares
                              -----------------------  ------------------  --------------------
                                  Year ended               Year ended           Year ended
                                 December 31,             December 31,         December 31,
                              -----------------------  ------------------  --------------------
                                2007         2006         2007      2006      2007       2006
                               --------     -------    ---------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,866)     (4,889)       (5,443)  (2,291)    28,032    (10,146)
   Net realized gain
     (loss) on
     investments.............    7,382       1,844        35,947   15,739      8,007     10,208
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   18,248      28,971       (80,268)  71,139   (155,018)   110,032
   Capital gain
     distribution............       --          --         9,045   35,226    121,926     48,357
                               --------     -------    ---------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   21,764      25,926       (40,719) 119,813      2,947    158,451
                               --------     -------    ---------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............    2,660      25,251       224,230   99,534     34,246    301,145
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       83          --       (50,493)      --    (10,258)        --
     Surrenders..............  (23,479)     (2,159)       (5,556)  (2,060)   (38,916)   (20,085)
     Administrative
       expenses (note 4a)....     (509)       (492)         (631)    (335)      (785)      (639)
     Transfers (to) from
       the Guarantee
       Account...............      900       1,420        79,685  107,956    181,221    121,706
     Transfers (to) from
       other subaccounts.....   (2,939)      5,841       (88,231)  13,925     30,745     13,194
                               --------     -------    ---------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (23,284)     29,861       159,004  219,020    196,253    415,321
                               --------     -------    ---------  -------  ---------  ---------
Increase (decrease) in
  net assets.................   (1,520)     55,787       118,285  338,833    199,200    573,772
Net assets at beginning
  of year....................  365,312     309,525       938,244  599,411  1,113,297    539,525
                               --------     -------    ---------  -------  ---------  ---------
Net assets at end of year.... $363,792     365,312     1,056,529  938,244  1,312,497  1,113,297
                               ========     =======    =========  =======  =========  =========
Change in units (note 5):
   Units purchased...........      639       4,533        19,928   20,005     13,962     24,209
   Units redeemed............   (3,077)       (852)      (10,734)  (5,976)    (5,510)    (3,645)
                               --------     -------    ---------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (2,438)      3,681         9,194   14,029      8,452     20,564
                               ========     =======    =========  =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              DWS Variable Series II
                                 (continued)                  Eaton Vance Variable Trust
                              ---------------------  -------------------------------------------
                                DWS Technology
                                VIP -- Class B          VT Floating-Rate     VT Worldwide Health
                                    Shares                Income Fund           Sciences Fund
                              ---------------------  ---------------------  --------------------
                                  Year ended               Year ended            Year ended
                                 December 31,             December 31,          December 31,
                              ---------------------  ---------------------  --------------------
                                2007        2006        2007        2006       2007       2006
                               --------    -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,085)    (3,022)      500,263    351,355    (34,049)   (27,909)
   Net realized gain
     (loss) on
     investments.............    5,184        822       (32,394)    (7,717)    40,811     25,804
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   20,240      1,831      (478,153)   (24,971)    73,879    (13,958)
   Capital gain
     distribution............       --         --            --         --     17,816         --
                               --------    -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   22,339       (369)      (10,284)   318,667     98,457    (16,063)
                               --------    -------   ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    3,529     27,508     3,440,277    597,114    140,961    799,958
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........  (14,513)        --       (52,908)   (84,083)    (6,969)        --
     Surrenders..............   (7,588)      (408)     (591,401)  (524,586)  (126,063)   (49,166)
     Administrative
       expenses (note 4a)....     (283)      (221)       (5,319)    (4,386)    (3,087)    (1,237)
     Transfers (to) from
       the Guarantee
       Account...............      (59)     4,564       195,450    552,551     40,679     44,101
     Transfers (to) from
       other subaccounts.....   (7,122)    (5,394)    1,976,241    405,049    (48,150)   227,786
                               --------    -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (26,036)    26,049     4,962,340    941,659     (2,629) 1,021,442
                               --------    -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   (3,697)    25,680     4,952,056  1,260,326     95,828  1,005,379
Net assets at beginning
  of year....................  202,578    176,898     8,853,108  7,592,782  2,124,363  1,118,984
                               --------    -------   ----------  ---------  ---------  ---------
Net assets at end of year.... $198,881    202,578    13,805,164  8,853,108  2,220,191  2,124,363
                               ========    =======   ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........      985      3,814       723,946    253,955     30,159    108,402
   Units redeemed............   (2,653)    (1,975)     (245,545)  (165,185)   (30,610)   (36,109)
                               --------    -------   ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,668)     1,839       478,401     88,770       (451)    72,293
                               ========    =======   ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Evergreen Variable
                               Annuity Trust           Federated Insurance Series
                              -----------------  --------------------------------------------
                              Evergreen VA Omega Federated American Leaders Federated Capital
                              Fund -- Class 2    Fund II -- Primary Shares    Income Fund II
                              -----------------  -------------------------  -----------------
                                 Year ended                                     Year ended
                                December 31,     Year ended December 31,       December 31,
                              -----------------  -------------------------  -----------------
                                 2007     2006       2007          2006       2007      2006
                              -------   ------   --------      --------     --------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (519)    (400)     7,382         6,011       13,676   16,577
   Net realized gain
     (loss) on
     investments.............     102       12     (5,112)         (440)     (26,846) (19,290)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   4,398    2,118    (87,778)       (4,082)      22,095   49,635
   Capital gain
     distribution............      --       --     50,173        76,642           --       --
                              -------   ------     --------     --------    --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   3,981    1,730    (35,335)       78,131        8,925   46,922
                              -------   ------     --------     --------    --------  -------
From capital
  transactions:
   Net premiums..............      --   21,673        361           349          218      882
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      --       --         --            --           --       --
     Surrenders..............      --       --   (224,584)     (119,153)    (149,227) (68,603)
     Administrative
       expenses (note 4a)....     (82)     (41)      (333)         (381)        (257)    (339)
     Transfers (to) from
       the Guarantee
       Account...............      (7)       2    (13,998)      (32,792)         295     (105)
     Transfers (to) from
       other subaccounts.....      94       (7)   (36,200)      (24,193)         394    2,459
                              -------   ------     --------     --------    --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........       5   21,627   (274,754)     (176,170)    (148,577) (65,706)
                              -------   ------     --------     --------    --------  -------
Increase (decrease) in
  net assets.................   3,986   23,357   (310,089)      (98,039)    (139,652) (18,784)
Net assets at beginning
  of year....................  39,474   16,117    555,748       653,787      358,537  377,321
                              -------   ------     --------     --------    --------  -------
Net assets at end of year.... $43,460   39,474    245,659       555,748      218,885  358,537
                              =======   ======     ========     ========    ========  =======
Change in units (note 5):
   Units purchased...........       8    2,016        199           149          597      528
   Units redeemed............      (7)      (5)   (21,066)      (14,855)     (15,605)  (7,944)
                              -------   ------     --------     --------    --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........       1    2,011    (20,867)      (14,706)     (15,008)  (7,416)
                              =======   ======     ========     ========    ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Federated Insurance Series (continued)
                              ------------------------------------------------------------------------------
                              Federated High Income Bond Federated High Income Bond  Federated Kaufmann
                              Fund II -- Primary Shares  Fund II --  Service Shares Fund II -- Service Shares
                              -------------------------  -------------------------  ------------------------
                              Year ended December 31,    Year ended December 31,    Year ended December 31,
                              -------------------------  -------------------------  ------------------------
                                   2007         2006          2007          2006       2007         2006
                               ---------    --------      ---------     ---------    ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  28,762       30,731       451,146       379,444        3,970      (31,482)
   Net realized gain
     (loss) on
     investments.............    (2,577)      (5,015)          110        (7,445)     177,168      119,587
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (17,391)      16,168      (339,224)      158,991      361,688      261,525
   Capital gain
     distribution............        --           --            --            --      135,417       22,631
                               ---------     --------     ---------     ---------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........     8,794       41,884       112,032       530,990      678,243      372,261
                               ---------     --------     ---------     ---------    ---------    ---------
From capital
  transactions:
   Net premiums..............       109        8,904       943,318     1,346,650      262,274      358,359
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --           --       (17,616)       (7,907)          --           --
     Surrenders..............  (250,534)    (121,519)     (497,408)     (219,536)    (261,854)     (92,964)
     Administrative
       expenses (note 4a)....      (342)        (244)       (9,360)       (6,176)      (2,672)      (1,670)
     Transfers (to) from
       the Guarantee
       Account...............        18       29,045       539,332        48,156      222,222      271,462
     Transfers (to) from
       other subaccounts.....        72      112,819       117,952       744,491     (152,891)    (104,644)
                               ---------     --------     ---------     ---------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (250,677)      29,005     1,076,218     1,905,678       67,079      430,543
                               ---------     --------     ---------     ---------    ---------    ---------
Increase (decrease) in
  net assets.................  (241,883)      70,889     1,188,250     2,436,668      745,322      802,804
Net assets at beginning
  of year....................   505,648      434,759     7,095,469     4,658,801    3,466,035    2,663,231
                               ---------     --------     ---------     ---------    ---------    ---------
Net assets at end of year.... $ 263,765      505,648     8,283,719     7,095,469    4,211,357    3,466,035
                               =========     ========     =========     =========    =========    =========
Change in units (note 5):
   Units purchased...........        27       14,322       153,908       205,582       44,239       71,734
   Units redeemed............   (19,477)     (11,910)      (77,102)      (57,651)     (41,006)     (45,121)
                               ---------     --------     ---------     ---------    ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (19,450)       2,412        76,806       147,931        3,233       26,613
                               =========     ========     =========     =========    =========    =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund
                              ----------------------------------------------------------------
                              VIP Asset Manager/SM/ VIP Asset Manager/SM/     VIP Balanced
                                 Portfolio --           Portfolio --          Portfolio --
                                Initial Class          Service Class 2       Service Class 2
                              --------------------  --------------------  --------------------
                                  Year ended             Year ended            Year ended
                                 December 31,           December 31,          December 31,
                              --------------------  --------------------  --------------------
                                2007        2006       2007       2006       2007       2006
                               --------   -------   ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 14,919      4,113      43,661      5,907     80,958     (7,292)
   Net realized gain
     (loss) on
     investments.............    2,450       (198)     20,147      3,617     44,872      8,328
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   12,213     11,285      44,163     41,811    (29,350)    51,406
   Capital gain
     distribution............    7,974         --      33,070         --     18,797         --
                               --------   -------   ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   37,556     15,200     141,041     51,335    115,277     52,442
                               --------   -------   ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............       --         --      30,805    365,416  6,616,138  1,198,177
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --         --     (16,030)    (3,793)        --         --
     Surrenders..............  (25,450)   (43,964)    (16,506)    (1,830)  (149,088)    (2,634)
     Administrative
       expenses (note 4a)....     (167)      (175)     (1,760)    (1,227)      (705)        --
     Transfers (to) from
       the Guarantee
       Account...............   56,166         31       5,833     42,202     76,618      3,003
     Transfers (to) from
       other subaccounts.....        7        379    (197,459)    (4,462)   285,605   (129,379)
                               --------   -------   ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   30,556    (43,729)   (195,117)   396,306  6,828,568  1,069,167
                               --------   -------   ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   68,112    (28,529)    (54,076)   447,641  6,943,845  1,121,609
Net assets at beginning
  of year....................  278,967    307,496   1,145,713    698,072  1,121,609         --
                               --------   -------   ---------  ---------  ---------  ---------
Net assets at end of year.... $347,079    278,967   1,091,637  1,145,713  8,065,454  1,121,609
                               ========   =======   =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........    5,387         76       5,957     51,984    870,587    140,189
   Units redeemed............   (3,247)    (3,926)    (22,482)   (13,731)  (243,996)   (32,159)
                               --------   -------   ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    2,140     (3,850)    (16,525)    38,253    626,591    108,030
                               ========   =======   =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Fidelity(R) Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------------
                                                                              VIP Dynamic Capital
                                 VIP Contrafund(R)       VIP Contrafund(R)      Appreciation
                                   Portfolio --            Portfolio --         Portfolio --
                                   Initial Class          Service Class 2      Service Class 2
                              ----------------------  ----------------------  ------------------
                                    Year ended              Year ended           Year ended
                                   December 31,            December 31,         December 31,
                              ----------------------  ----------------------  ------------------
                                  2007        2006       2007        2006       2007      2006
                              -----------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    90,007     (4,414)  1,389,254    (100,183)  15,140    (2,343)
   Net realized gain
     (loss) on
     investments.............     291,413    209,117     607,081     605,737      582     3,005
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (455,154)  (144,613) (4,700,359)   (475,025) (31,719)   15,226
   Capital gain
     distribution............     494,352    259,413   7,155,115   1,968,732   22,592     5,748
                              -----------  ---------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     420,618    319,503   4,451,091   1,999,261    6,595    21,636
                              -----------  ---------  ----------  ----------  -------   -------
From capital
  transactions:
   Net premiums..............          --     11,439   7,247,959   5,207,842   78,844    16,900
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (18,709)   (52,920)   (191,776)     (6,006)      --        --
     Surrenders..............  (1,130,744)  (751,644) (1,485,255)   (716,173)  (2,648)   (4,407)
     Administrative
       expenses (note 4a)....      (2,530)    (2,808)    (33,218)    (21,048)    (344)     (287)
     Transfers (to) from
       the Guarantee
       Account...............         943     49,752   1,203,016     863,662   14,990    18,582
     Transfers (to) from
       other subaccounts.....     (55,135)   237,795      35,218     768,595   77,445     6,523
                              -----------  ---------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,206,175)  (508,386)  6,775,944   6,096,872  168,287    37,311
                              -----------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................    (785,557)  (188,883) 11,227,035   8,096,133  174,882    58,947
Net assets at beginning
  of year....................   3,208,288  3,397,171  25,288,558  17,192,425  215,550   156,603
                              -----------  ---------  ----------  ----------  -------   -------
Net assets at end of year.... $ 2,422,731  3,208,288  36,515,593  25,288,558  390,432   215,550
                              ===========  =========  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........       4,954     26,568   1,012,202     716,312   10,204     5,806
   Units redeemed............     (69,725)   (57,488)   (503,142)   (270,114)    (251)   (3,192)
                              -----------  ---------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (64,771)   (30,920)    509,060     446,198    9,953     2,614
                              ===========  =========  ==========  ==========  =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------
                                VIP Equity-Income      VIP Equity-Income    VIP Growth & Income
                                   Portfolio --           Portfolio --          Portfolio --
                                  Initial Class         Service Class 2        Initial Class
                              ---------------------  ---------------------  -------------------
                                    Year ended             Year ended            Year ended
                                   December 31,           December 31,          December 31,
                              ---------------------  ---------------------  -------------------
                                 2007        2006       2007        2006      2007       2006
                              ----------  ---------  ----------  ---------  --------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    8,466     64,729     127,023    213,073    26,561     (4,621)
   Net realized gain
     (loss) on
     investments.............    132,434    101,153     135,271    183,833    79,811     30,828
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (200,131)   (32,522) (1,503,396)    70,953   (35,691)    56,393
   Capital gain
     distribution............     94,474    212,156   1,047,873    886,923    11,590     27,233
                              ----------  ---------  ----------  ---------  --------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     35,243    345,516    (193,229) 1,354,782    82,271    109,833
                              ----------  ---------  ----------  ---------  --------  ---------
From capital
  transactions:
   Net premiums..............        361      1,232   2,545,650    434,431       150        360
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (66,229)        --     (39,436)   (17,126)  (15,563)        --
     Surrenders..............   (670,417)  (546,603)   (609,621)  (444,175) (402,304)  (258,981)
     Administrative
       expenses (note 4a)....       (873)    (1,139)     (6,998)    (5,857)     (721)      (991)
     Transfers (to) from
       the Guarantee
       Account...............     (7,372)    (5,875)    450,498    433,247       141      1,586
     Transfers (to) from
       other subaccounts.....     19,565   (112,352)  2,394,917   (177,205)  (25,784)     4,076
                              ----------  ---------  ----------  ---------  --------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (724,965)  (664,737)  4,735,010    223,315  (444,081)  (253,950)
                              ----------  ---------  ----------  ---------  --------  ---------
Increase (decrease) in
  net assets.................   (689,722)  (319,221)  4,541,781  1,578,097  (361,810)  (144,117)
Net assets at beginning
  of year....................  1,888,375  2,207,596   8,917,545  7,339,448   924,058  1,068,175
                              ----------  ---------  ----------  ---------  --------  ---------
Net assets at end of year.... $1,198,653  1,888,375  13,459,326  8,917,545   562,248    924,058
                              ==========  =========  ==========  =========  ========  =========
Change in units (note 5):
   Units purchased...........      4,144      6,724     573,179    140,144     1,089      3,414
   Units redeemed............    (49,623)   (54,644)   (172,077)  (121,899)  (34,588)   (25,025)
                              ----------  ---------  ----------  ---------  --------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (45,479)   (47,920)    401,102     18,245   (33,499)   (21,611)
                              ==========  =========  ==========  =========  ========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Fidelity(R) Variable Insurance Products Fund (continued)
                              --------------------------------------------------------------------
                               VIP Growth & Income   VIP Growth Opportunities      VIP Growth
                                   Portfolio --         Portfolio --              Portfolio --
                                 Service Class 2        Initial Class             Initial Class
                              ---------------------  -----------------------  --------------------
                                    Year ended           Year ended                Year ended
                                   December 31,         December 31,              December 31,
                              ---------------------  -----------------------  --------------------
                                 2007        2006      2007         2006         2007       2006
                              ----------  ---------   --------     --------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   90,309    (28,662)   (5,725)      (3,164)      (5,005)   (12,033)
   Net realized gain
     (loss) on
     investments.............    106,515     99,672    27,196       (8,231)      (1,175)   (67,804)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     98,077    198,420    62,191       26,097      242,071    140,329
   Capital gain
     distribution............     46,764     85,045        --           --           --         --
                              ----------  ---------   --------     --------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    341,665    354,475    83,662       14,702      235,891     60,492
                              ----------  ---------   --------     --------   ---------  ---------
From capital
  transactions:
   Net premiums..............     53,422     95,395    10,488        9,142           --      1,038
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         82    (51,577)       --           --       (2,788)   (12,887)
     Surrenders..............   (224,086)  (107,073) (178,600)    (100,433)    (307,051)  (280,716)
     Administrative
       expenses (note 4a)....     (1,763)    (1,572)     (387)        (488)        (854)    (1,028)
     Transfers (to) from
       the Guarantee
       Account...............     63,836     (2,931)     (739)        (192)     (18,464)    10,106
     Transfers (to) from
       other subaccounts.....   (112,620)   (23,520)     (946)     (31,079)     (14,150)    (3,845)
                              ----------  ---------   --------     --------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (221,129)   (91,278) (170,184)    (123,050)    (343,307)  (287,332)
                              ----------  ---------   --------     --------   ---------  ---------
Increase (decrease) in
  net assets.................    120,536    263,197   (86,522)    (108,348)    (107,416)  (226,840)
Net assets at beginning
  of year....................  3,504,881  3,241,684   417,632      525,980    1,105,163  1,332,003
                              ----------  ---------   --------     --------   ---------  ---------
Net assets at end of year.... $3,625,417  3,504,881   331,110      417,632      997,747  1,105,163
                              ==========  =========   ========     ========   =========  =========
Change in units (note 5):
   Units purchased...........     26,148     68,473     1,074        1,279        4,423      4,621
   Units redeemed............    (44,011)   (77,011)  (17,082)     (15,554)     (32,685)   (31,977)
                              ----------  ---------   --------     --------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (17,863)    (8,538)  (16,008)     (14,275)     (28,262)   (27,356)
                              ==========  =========   ========     ========   =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------
                                                     VIP Investment
                                    VIP Growth         Grade Bond          VIP Mid Cap          VIP Overseas
                                   Portfolio --       Portfolio --        Portfolio --          Portfolio --
                                 Service Class 2     Service Class 2     Service Class 2        Initial Class
                              ---------------------  --------------- ----------------------  ------------------
                                                       Period from
                                    Year ended          May 1 to           Year ended            Year ended
                                   December 31,       December 31,        December 31,          December 31,
                              ---------------------  --------------- ----------------------  ------------------
                                 2007        2006         2007          2007        2006       2007      2006
                              ----------  ---------  --------------- ----------  ----------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (24,545)   (28,122)      (20,719)     (162,993)    (54,376)   13,591     1,478
   Net realized gain
     (loss) on
     investments.............     95,966     58,164         8,680       383,360     381,296    81,525    54,751
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    420,000     68,996        74,297       432,057    (398,407)  (41,649)   61,368
   Capital gain
     distribution............         --         --            --     1,506,767   1,499,668    54,485        --
                              ----------  ---------     ---------    ----------  ----------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations..........    491,421     99,038        62,258     2,159,191   1,428,181   107,952   117,597
                              ----------  ---------     ---------    ----------  ----------  --------  --------
From capital
  transactions:
   Net premiums..............     22,659    123,352     1,918,152     1,709,732   2,010,603        --     8,904
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --    (19,891)           --      (193,592)    (76,097)  (17,929)       --
     Surrenders..............   (145,917)   (71,056)      (41,732)   (1,260,731)   (678,964) (249,768) (142,701)
     Administrative
       expenses (note 4a)....     (1,571)    (1,194)         (273)      (20,032)    (14,591)     (413)     (381)
     Transfers (to) from
       the Guarantee
       Account...............     11,201     33,175        42,192       393,375     580,676     2,343    12,393
     Transfers (to) from
       other subaccounts.....    (82,006)  (129,685)    1,516,699       275,250      32,008    (4,789)   21,984
                              ----------  ---------     ---------    ----------  ----------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (195,634)   (65,299)    3,435,038       904,002   1,853,635  (270,556)  (99,801)
                              ----------  ---------     ---------    ----------  ----------  --------  --------
Increase (decrease) in
  net assets.................    295,787     33,739     3,497,296     3,063,193   3,281,816  (162,604)   17,796
Net assets at beginning
  of year....................  2,071,273  2,037,534            --    15,884,846  12,603,030   812,178   794,382
                              ----------  ---------     ---------    ----------  ----------  --------  --------
Net assets at end of year.... $2,367,060  2,071,273     3,497,296    18,948,039  15,884,846   649,574   812,178
                              ==========  =========     =========    ==========  ==========  ========  ========
Change in units (note 5):
   Units purchased...........     15,609     43,711       426,020       262,972     256,246     1,972    14,021
   Units redeemed............    (33,991)   (51,977)      (78,726)     (158,711)   (155,938)  (19,634)  (21,968)
                              ----------  ---------     ---------    ----------  ----------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (18,382)    (8,266)      347,294       104,261     100,308   (17,662)   (7,947)
                              ==========  =========     =========    ==========  ==========  ========  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Fidelity(R) Variable Insurance
                              Products Fund (continued)
                              -----------------------------

                              VIP Value Strategies
                                 Portfolio --
                               Service Class 2
                              -----------------------------

                                  Year ended
                                 December 31,
                              -----------------------------
                                  2007            2006
                              --------        --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 20,021          1,033
   Net realized gain
     (loss) on
     investments.............      447         16,055
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (28,076)       (13,557)
   Capital gain
     distribution............   10,261         31,361
                                 --------     -------
       Increase
         (decrease) in
         net assets from
         operations..........    2,653         34,892
                                 --------     -------
From capital
  transactions:
   Net premiums..............  137,853         31,200
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --             --
     Surrenders..............  (23,078)        (2,911)
     Administrative
       expenses (note 4a)....     (315)          (214)
     Transfers (to) from
       the Guarantee
       Account...............   28,826          3,488
     Transfers (to) from
       other subaccounts.....   10,218        (38,844)
                                 --------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  153,504         (7,281)
                                 --------     -------
Increase (decrease) in
  net assets.................  156,157         27,611
Net assets at beginning
  of year....................  298,284        270,673
                                 --------     -------
Net assets at end of year.... $454,441        298,284
                                 ========     =======
Change in units (note 5):
   Units purchased...........   12,575         12,316
   Units redeemed............   (1,815)       (13,148)
                                 --------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   10,760           (832)
                                 ========     =======

                                    Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------
                                                                                   Franklin Templeton
                              Franklin Income Securities  Franklin Large Cap       VIP Founding Funds
                                      Fund --            Growth Securities Fund -- Allocation Fund --
                                  Class 2 Shares            Class 2 Shares           Class 2 Shares
                              -------------------------  ------------------------  ------------------
                                                                                      Period from
                                    Year ended                Year ended              August 27 to
                                   December 31,              December 31,             December 31,
                              -------------------------  ------------------------  ------------------
                                 2007          2006         2007         2006             2007
                               ----------   ----------    ---------    ---------   ------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  1,014,640        96,752      (8,933)      (4,889)         (24,857)
   Net realized gain
     (loss) on
     investments.............  1,525,594       156,593      72,376        7,155           (4,557)
   Change in unrealized
     appreciation
     (depreciation) on
     investments............. (3,121,035)    2,084,975     (14,804)      58,592          (91,283)
   Capital gain
     distribution............    283,223        28,147      11,119           --               --
                               ----------   ----------    ---------    ---------       ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (297,578)    2,366,467      59,758       60,858         (120,697)
                               ----------   ----------    ---------    ---------       ---------
From capital
  transactions:
   Net premiums.............. 63,258,281    26,508,913     472,208      605,174        7,811,972
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --        (7,441)    (21,380)          --               --
     Surrenders.............. (2,436,148)     (237,667)    (66,232)     (15,030)         (47,912)
     Administrative
       expenses (note 4a)....    (23,848)       (7,203)       (500)        (405)              --
     Transfers (to) from
       the Guarantee
       Account...............  1,904,755     1,794,742      69,798       47,927           66,414
     Transfers (to) from
       other subaccounts.....    645,027      (112,295)   (889,015)     (18,656)         260,445
                               ----------   ----------    ---------    ---------       ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........ 63,348,067    27,939,049    (435,121)     619,010        8,090,919
                               ----------   ----------    ---------    ---------       ---------
Increase (decrease) in
  net assets................. 63,050,489    30,305,516    (375,363)     679,868        7,970,222
Net assets at beginning
  of year.................... 34,118,034     3,812,518   1,036,977      357,109               --
                               ----------   ----------    ---------    ---------       ---------
Net assets at end of year.... 97,168,523    34,118,034     661,614    1,036,977        7,970,222
                               ==========   ==========    =========    =========       =========
Change in units (note 5):
   Units purchased...........  9,359,022     3,128,207     182,143       68,271          872,291
   Units redeemed............ (3,801,927)     (509,256)   (218,219)     (13,552)         (66,329)
                               ----------   ----------    ---------    ---------       ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........  5,557,095     2,618,951     (36,076)      54,719          805,962
                               ==========   ==========    =========    =========       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              --------------------------------------------------------------
                              Mutual Shares Securities Templeton Foreign    Templeton Foreign
                                      Fund --          Securities Fund --  Securities Fund --
                                  Class 2 Shares         Class 1 Shares      Class 2 Shares
                              ----------------------   ----------------   --------------------
                                    Year ended            Year ended           Year ended
                                   December 31,          December 31,         December 31,
                              ----------------------   ----------------   --------------------
                                  2007         2006      2007      2006      2007       2006
                              -----------   ---------  -------   -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    31,557      (5,394)   1,168        44     18,999     (8,712)
   Net realized gain
     (loss) on
     investments.............       9,398      35,641   12,374       488    163,048     91,803
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (249,506)    187,686   (1,697)   16,207    202,866    295,401
   Capital gain
     distribution............     159,805      17,023    5,064        --    187,410         --
                              -----------   ---------  -------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (48,746)    234,956   16,909    16,739    572,323    378,492
                              -----------   ---------  -------   -------  ---------  ---------
From capital
  transactions:
   Net premiums..............   3,321,108   2,106,949       --     3,717  1,804,527  1,285,840
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........          --          --   (7,717)       --    (10,390)        --
     Surrenders..............    (143,453)    (50,097) (47,987)   (2,154)  (127,175)   (35,641)
     Administrative
       expenses (note 4a)....      (1,921)       (320)    (146)      (52)    (1,612)      (899)
     Transfers (to) from
       the Guarantee
       Account...............     393,425     194,055      (24)   32,271    342,883    139,100
     Transfers (to) from
       other subaccounts.....  (1,044,303)    183,972   (2,156)   35,932    (15,896)   (68,090)
                              -----------   ---------  -------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   2,524,856   2,434,559  (58,030)   69,714  1,992,337  1,320,310
                              -----------   ---------  -------   -------  ---------  ---------
Increase (decrease) in
  net assets.................   2,476,110   2,669,515  (41,121)   86,453  2,564,660  1,698,802
Net assets at beginning
  of year....................   3,154,781     485,266  127,493    41,040  3,123,652  1,424,850
                              -----------   ---------  -------   -------  ---------  ---------
Net assets at end of year.... $ 5,630,891   3,154,781   86,372   127,493  5,688,312  3,123,652
                              ===========   =========  =======   =======  =========  =========
Change in units (note 5):
   Units purchased...........     517,882     224,000        7     6,153    514,501    133,642
   Units redeemed............    (369,641)    (34,065)  (3,884)     (299)  (363,520)   (33,439)
                              -----------   ---------  -------   -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     148,241     189,935   (3,877)    5,854    150,981    100,203
                              ===========   =========  =======   =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ---------------------------------------------------------------
                               Templeton Global      Templeton Global     Templeton Growth
                               Asset Allocation     Income Securities        Securities
                                    Fund --              Fund --               Fund --
                                Class 2 Shares        Class 1 Shares       Class 2 Shares
                              --------------------  -------------------  --------------------
                                  Year ended            Year ended           Year ended
                                 December 31,          December 31,         December 31,
                              --------------------  -------------------  --------------------
                                 2007       2006      2007       2006       2007       2006
                              ---------   -------   --------   -------   ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 117,770    22,579      3,061     3,522        (840)   (1,192)
   Net realized gain
     (loss) on
     investments.............   (12,244)    3,957     12,990     2,376       7,413     2,616
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (206,210)   28,442     (2,605)   15,716     (67,482)   29,785
   Capital gain
     distribution............   155,241    26,239         --        --      46,158     1,612
                              ---------   -------   --------   -------   ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    54,557    81,217     13,446    21,614     (14,751)   32,821
                              ---------   -------   --------   -------   ---------   -------
From capital
  transactions:
   Net premiums..............    87,101    72,163         --        --   1,245,690   343,884
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --        --     (6,326)       --          --    (5,643)
     Surrenders..............   (19,260)  (12,173)   (96,560)  (60,670)    (24,940)   (2,792)
     Administrative
       expenses (note 4a)....      (532)     (371)      (133)     (161)       (403)       --
     Transfers (to) from
       the Guarantee
       Account...............    62,953    33,932         44       (56)    180,923    29,205
     Transfers (to) from
       other subaccounts.....    54,718     8,221        467     1,363     238,127    44,292
                              ---------   -------   --------   -------   ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   184,980   101,772   (102,508)  (59,524)  1,639,397   408,946
                              ---------   -------   --------   -------   ---------   -------
Increase (decrease) in
  net assets.................   239,537   182,989    (89,062)  (37,910)  1,624,646   441,767
Net assets at beginning
  of year....................   552,869   369,880    175,857   213,767     441,767        --
                              ---------   -------   --------   -------   ---------   -------
Net assets at end of year.... $ 792,406   552,869     86,795   175,857   2,066,413   441,767
                              =========   =======   ========   =======   =========   =======
Change in units (note 5):
   Units purchased...........    14,562    13,251      1,095       805     166,304    44,259
   Units redeemed............    (4,734)   (7,107)   (10,038)   (6,595)    (20,609)   (4,251)
                              ---------   -------   --------   -------   ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     9,828     6,144     (8,943)   (5,790)    145,695    40,008
                              =========   =======   ========   =======   =========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 GE Investments Funds, Inc.
                              ----------------------------------------------------------------------
                                    Income Fund       International Equity Fund  Mid-Cap Equity Fund
                              ----------------------  ------------------------  --------------------
                                    Year ended            Year ended                 Year ended
                                   December 31,          December 31,               December 31,
                              ----------------------  ------------------------  --------------------
                                  2007        2006        2007         2006        2007       2006
                              -----------  ---------    --------    -------     ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   157,253    206,642       724         (622)       45,408       (379)
   Net realized gain
     (loss) on
     investments.............     (86,168)   (43,569)   48,320       19,656       171,153    169,698
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      63,167    (41,847)  (33,821)      20,225      (521,555)  (424,109)
   Capital gain
     distribution............          --         --    29,408           --       940,552    619,769
                              -----------  ---------    --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     134,252    121,226    44,631       39,259       635,558    364,979
                              -----------  ---------    --------     -------    ---------  ---------
From capital
  transactions:
   Net premiums..............   1,854,331  2,548,318        --           --     1,036,881    176,651
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      (9,088)    (1,561)       --           --       (97,807)   (17,332)
     Surrenders..............    (657,257)  (458,037) (100,677)     (25,444)     (866,374)  (477,630)
     Administrative
       expenses (note 4a)....      (2,749)    (2,382)     (216)        (233)       (3,667)    (3,326)
     Transfers (to) from
       the Guarantee
       Account...............      75,824    198,920       238       (1,396)       24,431     92,315
     Transfers (to) from
       other subaccounts.....  (4,044,435)    30,650    79,199        7,065       709,298   (274,596)
                              -----------  ---------    --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (2,783,374) 2,315,908   (21,456)     (20,008)      802,762   (503,918)
                              -----------  ---------    --------     -------    ---------  ---------
Increase (decrease) in
  net assets.................  (2,649,122) 2,437,134    23,175       19,251     1,438,320   (138,939)
Net assets at beginning
  of year....................   6,422,755  3,985,621   196,942      177,691     5,514,824  5,653,763
                              -----------  ---------    --------     -------    ---------  ---------
Net assets at end of year.... $ 3,773,633  6,422,755   220,117      196,942     6,953,144  5,514,824
                              ===========  =========    ========     =======    =========  =========
Change in units (note 5):
   Units purchased...........     489,227    331,789     7,907        3,127       215,992     46,050
   Units redeemed............    (743,965)  (106,899)   (9,029)      (4,697)     (116,872)   (76,392)
                              -----------  ---------    --------     -------    ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (254,738)   224,890    (1,122)      (1,570)       99,120    (30,342)
                              ===========  =========    ========     =======    =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                                  Money Market Fund     Premier Growth Equity Fund Real Estate Securities Fund
                              ------------------------  -------------------------  --------------------------
                                     Year ended              Year ended                  Year ended
                                    December 31,            December 31,                December 31,
                              ------------------------  -------------------------  --------------------------
                                  2007         2006          2007          2006       2007           2006
                              ------------  ----------   ---------     ---------    ----------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    346,004     231,600    (23,837)      (27,721)      217,903        58,363
   Net realized gain
     (loss) on
     investments.............           --          --    128,554        51,252        70,706       114,938
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............           (1)         --   (168,306)      163,077    (2,270,839)      332,834
   Capital gain
     distribution............           --          --    151,411            --     1,244,824       635,340
                              ------------  ----------   ---------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........      346,003     231,600     87,822       186,608      (737,406)    1,141,475
                              ------------  ----------   ---------     ---------    ----------     ---------
From capital
  transactions:
   Net premiums..............    4,348,869   3,030,847     21,443        16,707       217,808       252,683
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........   (3,681,425) (1,901,449)       104            --        (9,518)       (3,940)
     Surrenders..............   (2,906,533) (2,262,035)  (814,208)     (154,203)     (322,922)     (157,753)
     Administrative
       expenses (note 4a)....       (8,110)     (5,309)    (1,887)       (2,050)       (2,590)       (2,134)
     Transfers (to) from
       the Guarantee
       Account...............      526,907     559,314      5,873       (72,681)       53,740       174,024
     Transfers (to) from
       other subaccounts.....    3,370,431   2,750,101      7,743      (292,305)     (261,538)     (171,765)
                              ------------  ----------   ---------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    1,650,139   2,171,469   (780,932)     (504,532)     (325,020)       91,115
                              ------------  ----------   ---------     ---------    ----------     ---------
Increase (decrease) in
  net assets.................    1,996,142   2,403,069   (693,110)     (317,924)   (1,062,426)    1,232,590
Net assets at beginning
  of year....................    9,298,379   6,895,310  2,511,969     2,829,893     4,801,639     3,569,049
                              ------------  ----------   ---------     ---------    ----------     ---------
Net assets at end of year.... $ 11,294,521   9,298,379  1,818,859     2,511,969     3,739,213     4,801,639
                              ============  ==========   =========     =========    ==========     =========
Change in units (note 5):
   Units purchased...........   12,202,030  10,827,887      6,383         9,686        27,343        38,829
   Units redeemed............  (10,725,168) (9,307,729)   (83,342)      (62,835)      (39,969)      (32,386)
                              ------------  ----------   ---------     ---------    ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    1,476,862   1,520,158    (76,959)      (53,149)      (12,626)        6,443
                              ============  ==========   =========     =========    ==========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------
                                                                                  Total Return
                               S&P 500(R) Index Fund   Small-Cap Equity Fund Fund -- Class 1 Shares
                              -----------------------  --------------------  ----------------------
                                     Year ended             Year ended             Year ended
                                    December 31,           December 31,           December 31,
                              -----------------------  --------------------  ----------------------
                                  2007        2006        2007       2006       2007        2006
                              -----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    98,270      67,614     96,190    (46,780)    278,241     102,360
   Net realized gain
     (loss) on
     investments.............   1,315,249     787,441    106,985    182,849     659,288     305,025
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (623,997)  4,122,267   (991,025)  (216,773)    979,008   2,308,983
   Capital gain
     distribution............     612,462          --    853,728    719,002   1,178,135     395,958
                              -----------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,401,984   4,977,322     65,878    638,298   3,094,672   3,112,326
                              -----------  ----------  ---------  ---------  ----------  ----------
From capital
  transactions:
   Net premiums..............   3,754,379   2,536,749     60,037    523,391   1,478,960   6,069,467
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (201,832)   (297,284)   (43,263)   (35,639)    (43,786)    (80,151)
     Surrenders..............  (4,336,034) (3,013,763)  (401,436)  (335,320) (2,018,535) (1,060,688)
     Administrative
       expenses (note 4a)....     (46,560)    (40,380)    (3,791)    (3,013)    (41,873)    (30,088)
     Transfers (to) from
       the Guarantee
       Account...............     521,761     427,569     42,704    152,482   1,478,467   1,203,819
     Transfers (to) from
       other subaccounts.....     463,034  (1,166,850)   (76,369)  (121,896)   (503,299)   (242,094)
                              -----------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     154,748  (1,553,959)  (422,118)   180,005     349,934   5,860,265
                              -----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets.................   1,556,732   3,423,363   (356,240)   818,303   3,444,606   8,972,591
Net assets at beginning
  of year....................  40,506,561  37,083,198  6,336,902  5,518,599  30,822,693  21,850,102
                              -----------  ----------  ---------  ---------  ----------  ----------
Net assets at end of year.... $42,063,293  40,506,561  5,980,662  6,336,902  34,267,299  30,822,693
                              ===========  ==========  =========  =========  ==========  ==========
Change in units (note 5):
   Units purchased...........     624,077     462,562     17,574     79,839     305,177     944,763
   Units redeemed............    (591,460)   (597,670)   (44,482)   (65,117)   (276,487)   (418,754)
                              -----------  ----------  ---------  ---------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      32,617    (135,108)   (26,908)    14,722      28,690     526,009
                              ===========  ==========  =========  =========  ==========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------
                                    Total Return
                                       Fund --
                                   Class 3 Shares          U.S. Equity Fund      Value Equity Fund
                              ------------------------  ---------------------  --------------------
                                     Year ended               Year ended            Year ended
                                    December 31,             December 31,          December 31,
                              ------------------------  ---------------------  --------------------
                                  2007         2006        2007        2006       2007       2006
                              ------------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,026,106     324,892     (16,337)    (3,540)     6,759      4,990
   Net realized gain
     (loss) on
     investments.............    1,748,043      92,896     276,401     50,717     55,803     55,157
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,372,203)    598,426    (324,894)   334,997   (141,922)    70,276
   Capital gain
     distribution............    3,458,966     337,227     223,089         --    253,093    165,857
                              ------------  ----------  ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    4,860,912   1,353,441     158,259    382,174    173,733    296,280
                              ------------  ----------  ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............   73,109,300  25,866,660      13,409     56,875      7,486     74,928
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........           --          --         115    (21,336)        --        155
     Surrenders..............   (1,918,248)   (144,939) (1,262,276)  (208,340)  (172,178)   (71,554)
     Administrative
       expenses (note 4a)....       (9,920)         --      (1,756)    (1,863)    (1,176)      (937)
     Transfers (to) from
       the Guarantee
       Account...............      421,188     100,642       2,516    (51,484)     9,947      7,542
     Transfers (to) from
       other subaccounts.....   (1,549,932)   (328,202)     (2,571)  (326,381)   (51,802)    (2,950)
                              ------------  ----------  ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   70,052,388  25,494,161  (1,250,563)  (552,529)  (207,723)     7,184
                              ------------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   74,913,300  26,847,602  (1,092,304)  (170,355)   (33,990)   303,464
Net assets at beginning
  of year....................   26,847,602          --   2,859,924  3,030,279  2,166,620  1,863,156
                              ------------  ----------  ----------  ---------  ---------  ---------
Net assets at end of year.... $101,760,902  26,847,602   1,767,620  2,859,924  2,132,630  2,166,620
                              ============  ==========  ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........   10,284,437   2,851,864      11,072      9,062      4,514     26,866
   Units redeemed............   (3,914,342)   (312,578)   (105,181)   (55,376)   (21,038)   (26,153)
                              ------------  ----------  ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    6,370,095   2,539,286     (94,109)   (46,314)   (16,524)       713
                              ============  ==========  ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Goldman Sachs Variable Insurance Trust
                              -----------------------------------------
                              Goldman Sachs Growth Goldman Sachs Mid Cap
                                and Income Fund         Value Fund
                              -------------------  --------------------
                                   Year ended           Year ended
                                  December 31,         December 31,
                              -------------------  --------------------
                                 2007      2006       2007       2006
                              ---------  --------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   3,875         4     32,358     34,270
   Net realized gain
     (loss) on
     investments.............    40,401    58,179    265,109    128,147
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (53,554)   (3,749)  (417,994)   (36,682)
   Capital gain
     distribution............    14,596    12,473    201,715    201,938
                              ---------  --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     5,318    66,907     81,188    327,673
                              ---------  --------  ---------  ---------
From capital
  transactions:
   Net premiums..............        --        --     10,790    186,308
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --        --     (9,843)        --
     Surrenders..............  (150,249) (162,002)  (833,961)  (298,383)
     Administrative
       expenses (note 4a)....      (247)     (192)    (1,031)      (909)
     Transfers (to) from
       the Guarantee
       Account...............       486    28,729     19,425    126,084
     Transfers (to) from
       other subaccounts.....     5,133  (116,255)   (60,216)  (164,933)
                              ---------  --------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (144,877) (249,720)  (874,836)  (151,833)
                              ---------  --------  ---------  ---------
Increase (decrease) in
  net assets.................  (139,559) (182,813)  (793,648)   175,840
Net assets at beginning
  of year....................   336,362   519,175  2,487,672  2,311,832
                              ---------  --------  ---------  ---------
Net assets at end of year.... $ 196,803   336,362  1,694,024  2,487,672
                              =========  ========  =========  =========
Change in units (note 5):
   Units purchased...........     1,399     3,758     13,721     40,483
   Units redeemed............   (12,177)  (26,244)   (43,766)   (37,447)
                              ---------  --------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (10,778)  (22,486)   (30,045)     3,036
                              =========  ========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    J.P. Morgan Series Trust II
                              ------------------------------------------
                                                     International Equity
                                  Bond Portfolio         Portfolio
                              ---------------------  -------------------
                                    Year ended          Year ended
                                   December 31,        December 31,
                              ---------------------  -------------------
                                 2007        2006      2007       2006
                              ----------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  105,421     48,377   (3,162)    (2,247)
   Net realized gain
     (loss) on
     investments.............     (6,291)    (9,123)  13,596     13,190
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (105,235)     8,527   20,753     35,699
   Capital gain
     distribution............         --         --       --         --
                              ----------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     (6,105)    47,781   31,187     46,642
                              ----------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............     45,556     84,912       --     11,579
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (19,279)        --       --         --
     Surrenders..............    (66,893)   (93,247)    (573)   (17,503)
     Administrative
       expenses (note 4a)....     (1,973)    (1,869)     (58)       (77)
     Transfers (to) from
       the Guarantee
       Account...............     24,264     29,895   72,984    122,008
     Transfers (to) from
       other subaccounts.....     25,974     21,694   49,916     31,839
                              ----------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........      7,649     41,385  122,269    147,846
                              ----------  ---------   -------   -------
Increase (decrease) in
  net assets.................      1,544     89,166  153,456    194,488
Net assets at beginning
  of year....................  1,970,125  1,880,959  365,314    170,826
                              ----------  ---------   -------   -------
Net assets at end of year.... $1,971,669  1,970,125  518,770    365,314
                              ==========  =========   =======   =======
Change in units (note 5):
   Units purchased...........     24,437     45,195   10,096     13,712
   Units redeemed............    (23,803)   (41,258)  (4,129)    (5,517)
                              ----------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        634      3,937    5,967      8,195
                              ==========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       J.P. Morgan Series Trust II (continued)
                              ---------------------------------------------------------
                                                                        U.S. Large Cap
                                  Mid Cap Value        Small Company      Core Equity
                                    Portfolio            Portfolio         Portfolio
                              ---------------------  ----------------  ----------------
                                    Year ended          Year ended        Year ended
                                   December 31,        December 31,      December 31,
                              ---------------------  ----------------  ----------------
                                 2007        2006      2007     2006     2007     2006
                              ----------  ---------  -------  -------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   27,313      4,938   (4,976)  (3,852)  (1,074)  (1,135)
   Net realized gain
     (loss) on
     investments.............    132,280     93,394   13,314    5,603    2,767    3,055
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (236,979)   323,727  (54,767)  46,585   (1,565)  24,294
   Capital gain
     distribution............    106,007     39,806   19,047    9,651       --       --
                              ----------  ---------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     28,621    461,865  (27,382)  57,987      128   26,214
                              ----------  ---------  -------  -------  -------  -------
From capital
  transactions:
   Net premiums..............     39,301    113,365       --    7,393       --    8,087
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (49,234)        --  (10,106)      --       --       --
     Surrenders..............   (191,513)  (128,709) (27,002) (28,215)  (2,192)  (2,737)
     Administrative
       expenses (note 4a)....     (2,537)    (2,341)    (345)    (351)    (107)     (94)
     Transfers (to) from
       the Guarantee
       Account...............    141,481    176,234   (1,461)    (214)  (1,070)  (1,011)
     Transfers (to) from
       other subaccounts.....    (81,187)  (110,518) (13,275)  (1,348)  (3,754) (15,583)
                              ----------  ---------  -------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (143,689)    48,031  (52,189) (22,735)  (7,123) (11,338)
                              ----------  ---------  -------  -------  -------  -------
Increase (decrease) in
  net assets.................   (115,068)   509,896  (79,571)  35,252   (6,995)  14,876
Net assets at beginning
  of year....................  3,600,156  3,090,260  481,887  446,635  197,435  182,559
                              ----------  ---------  -------  -------  -------  -------
Net assets at end of year.... $3,485,088  3,600,156  402,316  481,887  190,440  197,435
                              ==========  =========  =======  =======  =======  =======
Change in units (note 5):
   Units purchased...........     21,288     30,455    1,250    1,121      251      839
   Units redeemed............    (28,792)   (27,451)  (3,855)  (2,401)    (713)  (1,628)
                              ----------  ---------  -------  -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (7,504)     3,004   (2,605)  (1,280)    (462)    (789)
                              ==========  =========  =======  =======  =======  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series
                              -----------------------------------------------------------------
                                     Balanced               Balanced          Flexible Bond
                                   Portfolio --           Portfolio --        Portfolio --
                               Institutional Shares      Service Shares     Institutional Shares
                              ----------------------  --------------------  -------------------
                                    Year ended             Year ended          Year ended
                                   December 31,           December 31,        December 31,
                              ----------------------  --------------------  -------------------
                                 2007        2006        2007       2006      2007       2006
                              ----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   29,828      22,117     57,400     21,336    8,701     10,586
   Net realized gain
     (loss) on
     investments.............    145,956     127,022    177,915    181,058   (5,646)    (4,150)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     69,909     174,915    335,621    304,582   10,465      1,295
   Capital gain
     distribution............         --          --         --         --       --        659
                              ----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    245,693     324,054    570,936    506,976   13,520      8,390
                              ----------  ----------  ---------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............     10,563       8,793  2,554,852    641,766       --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (2,955)    (11,185)        85   (118,344)      --       (331)
     Surrenders..............   (840,557) (1,320,789)  (464,583)  (342,320) (95,366)   (67,440)
     Administrative
       expenses (note 4a)....     (2,140)     (2,771)    (3,382)    (2,619)    (114)      (121)
     Transfers (to) from
       the Guarantee
       Account...............    (22,716)     34,712     97,959    203,616      (48)         9
     Transfers (to) from
       other subaccounts.....    (37,133)    (60,502)   (82,075)  (140,694)   1,162        887
                              ----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (894,938) (1,351,742) 2,102,856    241,405  (94,366)   (66,996)
                              ----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................   (649,245) (1,027,688) 2,673,792    748,381  (80,846)   (58,606)
Net assets at beginning
  of year....................  3,167,679   4,195,367  6,602,093  5,853,712  304,833    363,439
                              ----------  ----------  ---------  ---------   -------   -------
Net assets at end of year.... $2,518,434   3,167,679  9,275,885  6,602,093  223,987    304,833
                              ==========  ==========  =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........      2,697       7,856    298,521    120,356      228        277
   Units redeemed............    (55,128)    (94,298)  (103,050)   (98,388)  (6,932)    (5,248)
                              ----------  ----------  ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (52,431)    (86,442)   195,471     21,968   (6,704)    (4,971)
                              ==========  ==========  =========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               Janus Aspen Series (continued)
                              ------------------------------------------------------------------
                                       Forty                   Forty         Global Life Sciences
                                    Portfolio --           Portfolio --        Portfolio --
                                Institutional Shares      Service Shares      Service Shares
                              -----------------------  --------------------  -------------------
                                     Year ended             Year ended          Year ended
                                    December 31,           December 31,        December 31,
                              -----------------------  --------------------  -------------------
                                  2007        2006        2007       2006      2007       2006
                              -----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (31,862)    (37,553)   (58,438)   (12,712)  (2,277)    (2,842)
   Net realized gain
     (loss) on
     investments.............     200,349      25,184    326,243     32,245   28,273      7,263
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     704,879     258,296    837,861     92,256    1,673      3,746
   Capital gain
     distribution............          --          --         --         --       --         --
                              -----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     873,366     245,927  1,105,666    111,789   27,669      8,167
                              -----------  ----------  ---------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............         859       1,444  3,718,556  1,080,555       --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      (3,600)    (13,884)        --     (4,515)      --     (5,022)
     Surrenders..............    (968,242)   (956,239)  (141,238)   (47,115) (65,619)    (3,652)
     Administrative
       expenses (note 4a)....      (1,697)     (2,157)    (1,161)      (603)     (23)       (25)
     Transfers (to) from
       the Guarantee
       Account...............      (2,044)     (9,547)    64,998     78,509     (243)    (1,446)
     Transfers (to) from
       other subaccounts.....     (37,144)    (47,241)  (730,921)    (1,499)  (1,165)    (3,265)
                              -----------  ----------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,011,868) (1,027,624) 2,910,234  1,105,332  (67,050)   (13,410)
                              -----------  ----------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................    (138,502)   (781,697) 4,015,900  1,217,121  (39,381)    (5,243)
Net assets at beginning
  of year....................   3,046,611   3,828,308  1,843,951    626,830  165,581    170,824
                              -----------  ----------  ---------  ---------   -------   -------
Net assets at end of year.... $ 2,908,109   3,046,611  5,859,851  1,843,951  126,200    165,581
                              ===========  ==========  =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........       1,744       3,653    497,654    137,619      206        422
   Units redeemed............     (56,690)    (70,133)  (265,508)   (32,059)  (5,478)    (1,586)
                              -----------  ----------  ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (54,946)    (66,480)   232,146    105,560   (5,272)    (1,164)
                              ===========  ==========  =========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              Janus Aspen Series (continued)
                              -------------------------------------------------------------
                              Global Technology  International Growth  International Growth
                                 Portfolio --        Portfolio --          Portfolio --
                                Service Shares   Institutional Shares     Service Shares
                              -----------------  --------------------  --------------------
                                  Year ended          Year ended            Year ended
                                 December 31,        December 31,          December 31,
                              -----------------  --------------------  --------------------
                                2007      2006      2007       2006       2007       2006
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (750)  (1,088)   (14,177)     8,243    (14,702)     3,048
   Net realized gain
     (loss) on
     investments.............    6,706    3,999    322,952    195,501     75,038     94,602
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,223    1,174     94,769    459,863    243,831    295,428
   Capital gain
     distribution............       --       --         --         --         --         --
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   10,179    4,085    403,544    663,607    304,167    393,078
                              --------  -------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............       --       26      4,000      1,400         --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --       --         --         --    (13,692)    (5,556)
     Surrenders..............   (9,988) (10,381)  (699,044)  (545,129)   (31,991)   (75,402)
     Administrative
       expenses (note 4a)....      (31)     (29)    (1,143)    (1,403)      (489)      (394)
     Transfers (to) from
       the Guarantee
       Account...............       (2)   2,012       (427)   (40,713)      (205)      (403)
     Transfers (to) from
       other subaccounts.....  (14,622)     356     99,248    (27,530)   (61,982)   (72,448)
                              --------  -------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (24,643)  (8,016)  (597,366)  (613,375)  (108,359)  (154,203)
                              --------  -------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  (14,464)  (3,931)  (193,822)    50,232    195,808    238,875
Net assets at beginning
  of year....................   67,476   71,407  1,823,383  1,773,151  1,213,739    974,864
                              --------  -------  ---------  ---------  ---------  ---------
Net assets at end of year.... $ 53,012   67,476  1,629,561  1,823,383  1,409,547  1,213,739
                              ========  =======  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........        6      879      7,327     15,125         30      1,600
   Units redeemed............   (2,557)  (1,941)   (30,910)   (48,041)    (4,821)   (11,311)
                              --------  -------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (2,551)  (1,062)   (23,583)   (32,916)    (4,791)    (9,711)
                              ========  =======  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               Janus Aspen Series (continued)
                              ---------------------------------------------------------------
                                 Large Cap Growth     Large Cap Growth      Mid Cap Growth
                                   Portfolio --         Portfolio --         Portfolio --
                               Institutional Shares    Service Shares    Institutional Shares
                              ---------------------  -----------------  ---------------------
                                    Year ended           Year ended           Year ended
                                   December 31,         December 31,         December 31,
                              ---------------------  -----------------  ---------------------
                                 2007        2006      2007      2006      2007       2006
                              ----------  ---------  --------  -------  ---------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (11,355)   (17,677)   (3,275)  (4,067)   (28,144)    (40,165)
   Net realized gain
     (loss) on
     investments.............    (63,367)  (133,071)   40,474   12,258   (193,277)   (512,710)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    278,860    325,872     5,709   21,139    647,720     872,968
   Capital gain
     distribution............         --         --        --       --     11,980          --
                              ----------  ---------  --------  -------  ---------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    204,138    175,124    42,908   29,330    438,279     320,093
                              ----------  ---------  --------  -------  ---------  ----------
From capital
  transactions:
   Net premiums..............        361        349     4,632       26     10,697      17,267
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (2,130)   (10,891)       --      216    (31,397)    (26,326)
     Surrenders..............   (672,421)  (395,175) (112,837) (19,155)  (845,741)   (898,462)
     Administrative
       expenses (note 4a)....       (911)    (1,180)      (24)     (33)    (2,102)     (2,530)
     Transfers (to) from
       the Guarantee
       Account...............       (267)    (1,811)       (6) (19,530)   (28,672)      1,443
     Transfers (to) from
       other subaccounts.....    (10,065)   (58,856)   62,591   (1,213)   (59,589)    (98,932)
                              ----------  ---------  --------  -------  ---------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (685,433)  (467,564)  (45,644) (39,689)  (956,804) (1,007,540)
                              ----------  ---------  --------  -------  ---------  ----------
Increase (decrease) in
  net assets.................   (481,295)  (292,440)   (2,736) (10,359)  (518,525)   (687,447)
Net assets at beginning
  of year....................  1,706,328  1,998,768   325,028  335,387  2,574,857   3,262,304
                              ----------  ---------  --------  -------  ---------  ----------
Net assets at end of year.... $1,225,033  1,706,328   322,292  325,028  2,056,332   2,574,857
                              ==========  =========  ========  =======  =========  ==========
Change in units (note 5):
   Units purchased...........      1,068      2,278     6,517      254      2,229       8,725
   Units redeemed............    (58,812)   (47,314)  (12,339)  (4,443)   (62,411)    (83,776)
                              ----------  ---------  --------  -------  ---------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (57,744)   (45,036)   (5,822)  (4,189)   (60,182)    (75,051)
                              ==========  =========  ========  =======  =========  ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             Janus Aspen Series (continued)
                              ------------------------------------------------------------
                                Mid Cap Growth      Worldwide Growth     Worldwide Growth
                                 Portfolio --         Portfolio --         Portfolio --
                                Service Shares    Institutional Shares    Service Shares
                              ------------------  --------------------  ------------------
                                  Year ended           Year ended           Year ended
                                 December 31,         December 31,         December 31,
                              ------------------  --------------------  ------------------
                                 2007      2006      2007       2006      2007      2006
                              ---------  -------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (4,749)  (5,207)   (11,855)     5,271    (6,403)       89
   Net realized gain
     (loss) on
     investments.............    71,147   17,799    (30,877)  (163,581)   48,248    38,059
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (5,582)  25,383    193,363    424,782    10,039    56,481
   Capital gain
     distribution............     1,539       --         --         --        --        --
                              ---------  -------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations..........    62,355   37,975    150,631    266,472    51,884    94,629
                              ---------  -------  ---------  ---------  --------  --------
From capital
  transactions:
   Net premiums..............     1,026    1,104        470      2,241       168    15,821
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --   (6,423)    (9,944)   (18,287)       --   (10,408)
     Surrenders..............  (112,828) (10,931)  (398,712)  (356,045) (120,784)  (56,492)
     Administrative
       expenses (note 4a)....       (37)     (47)    (1,097)    (1,268)      (95)     (100)
     Transfers (to) from
       the Guarantee
       Account...............   (23,977)   4,053       (591)    (8,480)   10,445     6,878
     Transfers (to) from
       other subaccounts.....    (8,039)  (4,789)    (4,146)   (45,346)  (23,289) (138,689)
                              ---------  -------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (143,855) (17,033)  (414,020)  (427,185) (133,555) (182,990)
                              ---------  -------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets.................   (81,500)  20,942   (263,389)  (160,713)  (81,671)  (88,361)
Net assets at beginning
  of year....................   355,064  334,122  1,776,056  1,936,769   633,520   721,881
                              ---------  -------  ---------  ---------  --------  --------
Net assets at end of year.... $ 273,564  355,064  1,512,667  1,776,056   551,849   633,520
                              =========  =======  =========  =========  ========  ========
Change in units (note 5):
   Units purchased...........        76    2,377        764      3,816     1,174     7,867
   Units redeemed............   (11,226)  (3,758)   (33,389)   (45,521)  (13,298)  (26,919)
                              ---------  -------  ---------  ---------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (11,150)  (1,381)   (32,625)   (41,705)  (12,124)  (19,052)
                              =========  =======  =========  =========  ========  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 JPMorgan Insurance Trust
                              --------------------------------------------------------------
                                                                                  JPMorgan
                                                                    JPMorgan     Insurance
                                 JPMorgan          JPMorgan        Insurance       Trust
                                 Insurance         Insurance         Trust      Diversified
                                   Trust             Trust        Diversified     Mid Cap
                                 Balanced          Core Bond         Equity        Growth
                                Portfolio 1       Portfolio 1     Portfolio 1   Portfolio 1
                              --------------  ------------------  ------------ -------------
                                Year ended        Year ended       Year ended    Year ended
                               December 31,      December 31,     December 31,  December 31,
                              --------------  ------------------  ------------ -------------
                                2007    2006     2007      2006       2007      2007    2006
                              -------  -----  ---------  -------  ------------ ------  -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    72    (10)    41,829   (2,787)    (4,634)      203    (20)
   Net realized gain
     (loss) on
     investments.............      18     --    (14,217)     832      2,927      (873)    --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     760     85     35,264    5,261     13,038      (702)   140
   Capital gain
     distribution............      93     --         --       --      1,347     3,370     --
                              -------  -----  ---------  -------    -------    ------  -----
       Increase
         (decrease) in
         net assets from
         operations..........     943     75     62,876    3,306     12,678     1,998    120
                              -------  -----  ---------  -------    -------    ------  -----
From capital
  transactions:
   Net premiums..............      --     --  1,262,932  816,878    291,171    24,794  2,224
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      --     --         --       --         --        --     --
     Surrenders..............      --     --    (54,865)  (2,645)   (11,146)       --     --
     Administrative
       expenses (note 4a)....      --     --       (159)      --        (55)       (8)    --
     Transfers (to) from
       the Guarantee
       Account...............  38,528  7,242    128,200   25,109     10,368    12,334    (53)
     Transfers (to) from
       other subaccounts.....      53    537   (729,577)  40,522    459,252        16     --
                              -------  -----  ---------  -------    -------    ------  -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  38,581  7,779    606,531  879,864    749,590    37,136  2,171
                              -------  -----  ---------  -------    -------    ------  -----
Increase (decrease) in
  net assets.................  39,524  7,854    669,407  883,170    762,268    39,134  2,291
Net assets at beginning
  of year....................   7,854     --    883,170       --         --     2,291     --
                              -------  -----  ---------  -------    -------    ------  -----
Net assets at end of year.... $47,378  7,854  1,552,577  883,170    762,268    41,425  2,291
                              =======  =====  =========  =======    =======    ======  =====
Change in units (note 5):
   Units purchased...........   4,920    733    448,168   98,282    102,597     5,191    229
   Units redeemed............  (1,421)    --   (388,394) (13,374)   (36,904)   (1,832)    --
                              -------  -----  ---------  -------    -------    ------  -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   3,499    733     59,774   84,908     65,693     3,359    229
                              =======  =====  =========  =======    =======    ======  =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              JPMorgan Insurance Trust (continued)
                              -------------------------------------------------------------------
                                 JPMorgan          JPMorgan          JPMorgan         JPMorgan
                              Insurance Trust   Insurance Trust   Insurance Trust Insurance Trust
                               Equity Index     Government Bond   Intrepid Growth Intrepid Mid Cap
                                Portfolio 1       Portfolio 1       Portfolio 1     Portfolio 1
                              --------------- ------------------  --------------- ---------------
                                Year ended        Year ended        Year ended       Year ended
                               December 31,      December 31,      December 31,     December 31,
                              --------------- ------------------  --------------- ---------------
                                   2007          2007      2006        2007         2007    2006
                              --------------- ---------  -------  --------------- -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $ (3,495)       46,209   (2,855)      (5,932)     (4,372)   (309)
   Net realized gain
     (loss) on
     investments.............         182       (12,013)   1,385        7,579      (3,522)    105
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       5,400        38,231    4,503       37,694      (5,780)  4,018
   Capital gain
     distribution............          --            --       --           --       5,710      --
                                 --------     ---------  -------      -------     -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........       2,087        72,427    3,033       39,341      (7,964)  3,814
                                 --------     ---------  -------      -------     -------  ------
From capital
  transactions:
   Net premiums..............     195,290     1,244,578  802,640      342,675     259,166  63,624
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........          --            --       --           --          --      --
     Surrenders..............      (7,067)      (54,853)  (2,646)     (11,746)     (9,224)     --
     Administrative
       expenses (note 4a)....         (74)         (141)      --          (72)       (101)     --
     Transfers (to) from
       the Guarantee
       Account...............      36,253        (3,519)  26,319       13,134      76,264     871
     Transfers (to) from
       other subaccounts.....     312,755      (745,931)  31,796      483,061     419,087    (253)
                                 --------     ---------  -------      -------     -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     537,157       440,134  858,109      827,052     745,192  64,242
                                 --------     ---------  -------      -------     -------  ------
Increase (decrease) in
  net assets.................     539,244       512,561  861,142      866,393     737,228  68,056
Net assets at beginning
  of year....................          --       861,142       --           --      68,056      --
                                 --------     ---------  -------      -------     -------  ------
Net assets at end of year....    $539,244     1,373,703  861,142      866,393     805,284  68,056
                                 ========     =========  =======      =======     =======  ======
Change in units (note 5):
   Units purchased...........      78,062       433,255  102,032      126,853     110,735  14,571
   Units redeemed............     (28,702)     (389,123) (19,265)     (48,762)    (39,087) (7,950)
                                 --------     ---------  -------      -------     -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      49,360        44,132   82,767       78,091      71,648   6,621
                                 ========     =========  =======      =======     =======  ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Legg Mason Partners Variable Equity Trust
                              ----------------------------------------------------------------
                               Legg Mason Partners   Legg Mason Partners  Legg Mason Partners
                               Variable Aggressive   Variable Capital and Variable Capital and
                                      Growth              Income                Income
                              Portfolio -- Class II  Portfolio -- Class I Portfolio -- Class II
                              ---------------------  -------------------  --------------------
                                    Year ended          Year ended            Year ended
                                   December 31,        December 31,          December 31,
                              ---------------------  -------------------  --------------------
                                 2007        2006      2007       2006      2007        2006
                              ----------  ---------   -------   -------    --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (19,988)   (16,659)   4,389        580     25,919      3,507
   Net realized gain
     (loss) on
     investments.............      8,253      9,079   17,703      6,508     25,268        322
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (13,948)    81,777  (32,257)     4,225   (149,264)    14,274
   Capital gain
     distribution............     10,233         --   14,352      2,190    108,756      8,007
                              ----------  ---------   -------   -------    --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    (15,450)    74,197    4,187     13,503     10,679     26,110
                              ----------  ---------   -------   -------    --------   -------
From capital
  transactions:
   Net premiums..............     56,418    720,982       --         --    317,393    401,798
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --         --       --         --         --     (1,887)
     Surrenders..............    (25,957)   (17,918) (20,793)   (65,281)    (7,640)      (295)
     Administrative
       expenses (note 4a)....     (1,605)      (471)     (61)       (72)      (568)      (179)
     Transfers (to) from
       the Guarantee
       Account...............      1,029     26,537       10          7        818        410
     Transfers (to) from
       other subaccounts.....      5,627      1,465       81     24,667      2,700     11,515
                              ----------  ---------   -------   -------    --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     35,512    730,595  (20,763)   (40,679)   312,703    411,362
                              ----------  ---------   -------   -------    --------   -------
Increase (decrease) in
  net assets.................     20,062    804,792  (16,576)   (27,176)   323,382    437,472
Net assets at beginning
  of year....................  1,200,461    395,669  123,292    150,468    501,645     64,173
                              ----------  ---------   -------   -------    --------   -------
Net assets at end of year.... $1,220,523  1,200,461  106,716    123,292    825,027    501,645
                              ==========  =========   =======   =======    ========   =======
Change in units (note 5):
   Units purchased...........      6,534     61,351   24,941      2,003    126,997     40,682
   Units redeemed............     (4,232)    (7,766) (23,428)    (5,244)   (89,431)    (1,786)
                              ----------  ---------   -------   -------    --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      2,302     53,585    1,513     (3,241)    37,566     38,896
                              ==========  =========   =======   =======    ========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Legg Mason Partners                    Legg Mason Partners
                                Variable Equity Trust (continued)             Variable Income Trust
                              ----------------------------------------------  --------------------
                              Legg Mason Partners        Legg Mason Partners  Legg Mason Partners
                              Variable Fundamental Value Variable Investors   Variable Strategic Bond
                              Portfolio -- Class I       Portfolio -- Class I Portfolio -- Class I
                              -------------------------  -------------------  --------------------
                                                             Year ended           Year ended
                              Year ended December 31,       December 31,         December 31,
                              -------------------------  -------------------  --------------------
                                   2007          2006      2007       2006      2007         2006
                                ---------    --------    --------   -------   --------     --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   1,748       (1,195)      (1,486)      386      1,992        7,789
   Net realized gain
     (loss) on
     investments.............    74,845       13,984       40,073     4,882     (6,421)      (7,119)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (135,886)      48,764      (33,329)   23,032      4,907        6,383
   Capital gain
     distribution............    58,012       19,364        2,461     4,988         --          203
                                ---------    -------     --------   -------   --------     --------
       Increase
         (decrease) in
         net assets from
         operations..........    (1,281)      80,917        7,719    33,288        478        7,256
                                ---------    -------     --------   -------   --------     --------
From capital
  transactions:
   Net premiums..............    28,544       91,981           --        --         --           --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........        --           --      (42,864)       --     (5,651)          --
     Surrenders..............   (12,079)      (6,063)    (116,685)  (25,526)  (121,950)     (74,300)
     Administrative
       expenses (note 4a)....      (668)        (449)         (91)     (131)      (108)        (142)
     Transfers (to) from
       the Guarantee
       Account...............    19,767       24,043          489         9       (110)          48
     Transfers (to) from
       other subaccounts.....   (24,664)     (70,521)         851        69      2,319      (47,403)
                                ---------    -------     --------   -------   --------     --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    10,900       38,991     (158,300)  (25,579)  (125,500)    (121,797)
                                ---------    -------     --------   -------   --------     --------
Increase (decrease) in
  net assets.................     9,619      119,908     (150,581)    7,709   (125,022)    (114,541)
Net assets at beginning
  of year....................   596,425      476,517      224,651   216,942    205,545      320,086
                                ---------    -------     --------   -------   --------     --------
Net assets at end of year.... $ 606,044      596,425       74,070   224,651     80,523      205,545
                                =========    =======     ========   =======   ========     ========
Change in units (note 5):
   Units purchased...........   135,677       11,092           54        23        365        1,142
   Units redeemed............  (110,789)      (8,790)     (10,328)   (1,933)    (8,900)      (9,708)
                                ---------    -------     --------   -------   --------     --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    24,888        2,302      (10,274)   (1,910)    (8,535)      (8,566)
                                =========    =======     ========   =======   ========     ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               MFS(R) Variable Insurance Trust
                              ------------------------------------------------------------------------
                              MFS(R) Investors Growth Stock MFS(R) Investors Trust MFS(R) New Discovery
                                Series -- Service             Series -- Service      Series -- Service
                                   Class Shares                 Class Shares           Class Shares
                              ----------------------------  --------------------   --------------------
                                    Year ended                   Year ended             Year ended
                                   December 31,                 December 31,           December 31,
                              ----------------------------  --------------------   --------------------
                                   2007            2006        2007        2006       2007       2006
                                ----------     ---------    ---------   ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (37,939)       (38,058)      (37,055)    (48,875)     8,944    (17,322)
   Net realized gain
     (loss) on
     investments.............     80,509         46,544       118,228     160,345     33,745     30,702
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    186,685        123,071       194,015     275,983    (88,937)    84,790
   Capital gain
     distribution............         --             --        32,847          --     59,420     19,942
                                ----------     ---------    ---------   ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    229,255        131,557       308,035     387,453     13,172    118,112
                                ----------     ---------    ---------   ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............     97,425        150,422       103,282      93,098      7,899     43,192
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (14,658)        (1,534)           --     (16,472)        --     (4,621)
     Surrenders..............   (184,582)      (150,855)     (236,543)   (288,054)   (80,621)   (61,778)
     Administrative
       expenses (note 4a)....     (1,586)        (1,394)       (3,968)     (3,534)      (515)      (528)
     Transfers (to) from
       the Guarantee
       Account...............     22,301         66,873        55,570      62,727      8,610     57,832
     Transfers (to) from
       other subaccounts.....   (123,000)       (82,431)     (102,172)   (329,800)   (45,032)     8,381
                                ----------     ---------    ---------   ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (204,100)       (18,919)     (183,831)   (482,035)  (109,659)    42,478
                                ----------     ---------    ---------   ---------  ---------  ---------
Increase (decrease) in
  net assets.................     25,155        112,638       124,204     (94,582)   (96,487)   160,590
Net assets at beginning
  of year....................  2,506,119      2,393,481     3,734,868   3,829,450  1,183,557  1,022,967
                                ----------     ---------    ---------   ---------  ---------  ---------
Net assets at end of year.... $2,531,274      2,506,119     3,859,072   3,734,868  1,087,070  1,183,557
                                ==========     =========    =========   =========  =========  =========
Change in units (note 5):
   Units purchased...........     15,279         37,466        23,749      50,624      2,782     20,576
   Units redeemed............    (35,990)       (38,127)      (38,792)    (94,934)   (12,167)   (15,845)
                                ----------     ---------    ---------   ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (20,711)          (661)      (15,043)    (44,310)    (9,385)     4,731
                                ==========     =========    =========   =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        MFS(R) Variable Insurance Trust (continued)
                              -------------------------------------------------------------------
                              MFS(R) Strategic Income  MFS(R) Total Return     MFS(R) Utilities
                              Series -- Service         Series -- Service      Series -- Service
                                 Class Shares              Class Shares          Class Shares
                              ----------------------  ---------------------  --------------------
                                  Year ended                Year ended            Year ended
                                 December 31,              December 31,          December 31,
                              ----------------------  ---------------------  --------------------
                                2007         2006        2007        2006       2007       2006
                               --------     -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 21,840      23,800        32,495     45,855     86,972      5,348
   Net realized gain
     (loss) on
     investments.............   (1,602)     (3,108)       53,882      4,581    228,472    165,407
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (7,448)      5,998      (211,880)   391,927    550,393    511,553
   Capital gain
     distribution............       --       3,305       201,403    149,174    196,581    102,928
                               --------     -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   12,790      29,995        75,900    591,537  1,062,418    785,236
                               --------     -------   ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    9,676      32,535     5,535,876  3,312,022    372,499    457,732
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........  (29,651)         --       (11,168)    (1,876)        --     (5,854)
     Surrenders..............  (20,649)    (20,757)     (239,399)   (91,094)  (270,011)  (142,311)
     Administrative
       expenses (note 4a)....     (668)       (615)       (9,506)    (6,046)    (3,262)    (1,724)
     Transfers (to) from
       the Guarantee
       Account...............  108,797      75,169        96,435    178,987    388,960    391,748
     Transfers (to) from
       other subaccounts.....      490      26,922       (36,894)  (154,119)  (125,963)   516,682
                               --------     -------   ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   67,995     113,254     5,335,344  3,237,874    362,223  1,216,273
                               --------     -------   ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   80,785     143,249     5,411,244  3,829,411  1,424,641  2,001,509
Net assets at beginning
  of year....................  706,836     563,587     7,790,233  3,960,822  4,011,084  2,009,575
                               --------     -------   ----------  ---------  ---------  ---------
Net assets at end of year.... $787,621     706,836    13,201,477  7,790,233  5,435,725  4,011,084
                               ========     =======   ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........   14,075      16,852       837,384    429,885     63,251    134,456
   Units redeemed............   (8,701)     (7,416)     (354,019)  (130,208)   (43,705)   (54,496)
                               --------     -------   ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    5,374       9,436       483,365    299,677     19,546     79,960
                               ========     =======   ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                        Oppenheimer Variable
                                Old Mutual Insurance Series Fund           Account Funds
                              ----------------------------------------  ------------------
                              Old Mutual Growth II Old Mutual Large Cap Oppenheimer Balanced
                                  Portfolio         Growth Portfolio          Fund/VA
                              -------------------  -------------------  ------------------
                                  Year ended           Year ended           Year ended
                                 December 31,         December 31,         December 31,
                              -------------------  -------------------  ------------------
                                2007       2006      2007       2006      2007       2006
                              --------   -------   --------   -------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,840)   (3,656)    (6,347)   (7,714)    12,897     11,760
   Net realized gain
     (loss) on
     investments.............  (38,402)  (49,271)   (14,910)  (26,817)    16,432      7,589
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   85,483    68,339    104,926    55,375    (78,433)    28,117
   Capital gain
     distribution............       --        --         --        --     68,878     35,978
                              --------   -------   --------   -------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........   44,241    15,412     83,669    20,844     19,774     83,444
                              --------   -------   --------   -------   --------   --------
From capital
  transactions:
   Net premiums..............       --        --         --        --        361      1,232
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --        --         --        --         --         --
     Surrenders..............  (59,578)  (43,535)  (121,313)  (51,986)  (173,445)  (116,042)
     Administrative
       expenses (note 4a)....     (307)     (364)      (459)     (498)      (440)      (514)
     Transfers (to) from
       the Guarantee
       Account...............        9    (3,794)      (397)      (31)   (21,100)     8,310
     Transfers (to) from
       other subaccounts.....       11   (11,694)      (432)  (20,096)   (19,008)    64,911
                              --------   -------   --------   -------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (59,865)  (59,387)  (122,601)  (72,611)  (213,632)   (42,103)
                              --------   -------   --------   -------   --------   --------
Increase (decrease) in
  net assets.................  (15,624)  (43,975)   (38,932)  (51,767)  (193,858)    41,341
Net assets at beginning
  of year....................  228,239   272,214    521,769   573,536    935,944    894,603
                              --------   -------   --------   -------   --------   --------
Net assets at end of year.... $212,615   228,239    482,837   521,769    742,086    935,944
                              ========   =======   ========   =======   ========   ========
Change in units (note 5):
   Units purchased...........      937       339         36     1,165      3,372      6,438
   Units redeemed............   (6,318)   (6,319)    (9,111)   (7,233)   (17,086)    (9,334)
                              --------   -------   --------   -------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (5,381)   (5,980)    (9,075)   (6,068)   (13,714)    (2,896)
                              ========   =======   ========   =======   ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------
                                                                            Oppenheimer Capital
                               Oppenheimer Balanced   Oppenheimer Capital      Appreciation
                                    Fund/VA --           Appreciation           Fund/VA --
                                  Service Shares            Fund/VA           Service Shares
                              ---------------------  --------------------  --------------------
                                    Year ended            Year ended            Year ended
                                   December 31,          December 31,          December 31,
                              ---------------------  --------------------  --------------------
                                 2007        2006       2007       2006       2007       2006
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    1,048      4,071     (9,948)   (11,489)   (86,048)   (68,589)
   Net realized gain
     (loss) on
     investments.............      7,281     11,157     78,185      9,163    184,697    146,624
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (291,926)   147,174     45,149     68,882    498,567    232,008
   Capital gain
     distribution............    280,463     61,060         --         --         --         --
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     (3,134)   223,462    113,386     66,556    597,216    310,043
                              ----------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............  3,610,246  1,867,465        361      1,411    344,468    615,393
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (13,488)    (3,761)   (59,470)        --         --    (15,678)
     Surrenders..............   (170,502)   (31,059)  (363,585)  (230,061)  (237,942)  (219,110)
     Administrative
       expenses (note 4a)....     (2,675)    (1,078)    (1,000)    (1,221)    (3,720)    (3,670)
     Transfers (to) from
       the Guarantee
       Account...............     37,671     10,390     (1,059)   (55,350)   149,388    192,715
     Transfers (to) from
       other subaccounts.....    103,019     20,696    (72,867)    44,263   (821,129)  (560,626)
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  3,564,271  1,862,653   (497,620)  (240,958)  (568,935)     9,024
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  3,561,137  2,086,115   (384,234)  (174,402)    28,281    319,067
Net assets at beginning
  of year....................  3,362,232  1,276,117  1,025,330  1,199,732  5,251,037  4,931,970
                              ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $6,923,369  3,362,232    641,096  1,025,330  5,279,318  5,251,037
                              ==========  =========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........    478,410    221,056      1,310     11,958    124,766     95,552
   Units redeemed............   (159,918)   (48,154)   (35,249)   (30,704)  (167,490)   (87,576)
                              ----------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    318,492    172,902    (33,939)   (18,746)   (42,724)     7,976
                              ==========  =========  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------------------
                                                          Oppenheimer
                                   Oppenheimer         Global Securities       Oppenheimer
                                    Core Bond              Fund/VA --          High Income
                                     Fund/VA             Service Shares          Fund/VA
                              ---------------------  ---------------------  -----------------
                                    Year ended             Year ended           Year ended
                                   December 31,           December 31,         December 31,
                              ---------------------  ---------------------  -----------------
                                 2007        2006         2007        2006      2007      2006
                              ----------  ---------  ----------  ---------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   51,025     62,427      (9,657)   (58,296)   28,488   30,782
   Net realized gain
     (loss) on
     investments.............     (7,188)   (11,343)    255,036    228,945    (7,686)  (2,210)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (9,576)      (295)   (274,785)   553,075   (20,474)   9,332
   Capital gain
     distribution............         --         --     431,655    338,897        --       --
                              ----------  ---------  ----------  ---------  --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     34,261     50,789     402,249  1,062,621       328   37,904
                              ----------  ---------  ----------  ---------  --------  -------
From capital
  transactions:
   Net premiums..............         --         --   1,470,129  1,349,736     2,750      562
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (28,232)      (342)         --     (6,606)       --  (17,546)
     Surrenders..............   (443,453)  (253,453)   (605,255)  (313,259) (278,460) (95,504)
     Administrative
       expenses (note 4a)....       (872)    (1,051)     (8,725)    (4,653)     (236)    (329)
     Transfers (to) from
       the Guarantee
       Account...............    (13,862)       306     679,584    476,681       490      (71)
     Transfers (to) from
       other subaccounts.....     69,417    (38,532)     21,431    724,703     5,319   36,606
                              ----------  ---------  ----------  ---------  --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (417,002)  (293,072)  1,557,164  2,226,602  (270,137) (76,282)
                              ----------  ---------  ----------  ---------  --------  -------
Increase (decrease) in
  net assets.................   (382,741)  (242,283)  1,959,413  3,289,223  (269,809) (38,378)
Net assets at beginning
  of year....................  1,390,772  1,633,055   8,843,792  5,554,569   484,939  523,317
                              ----------  ---------  ----------  ---------  --------  -------
Net assets at end of year.... $1,008,031  1,390,772  10,803,205  8,843,792   215,130  484,939
                              ==========  =========  ==========  =========  ========  =======
Change in units (note 5):
   Units purchased...........      6,065      4,687     176,978    250,856     1,467    3,999
   Units redeemed............    (36,279)   (27,053)    (80,152)   (95,256)  (22,393) (10,258)
                              ----------  ---------  ----------  ---------  --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (30,214)   (22,366)     96,826    155,600   (20,926)  (6,259)
                              ==========  =========  ==========  =========  ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------
                                                            Oppenheimer
                                    Oppenheimer             Main Street
                                    Main Street              Small Cap           Oppenheimer
                                     Fund/VA --             Fund/VA --             MidCap
                                   Service Shares         Service Shares           Fund/VA
                              -----------------------  --------------------  ------------------
                                     Year ended             Year ended           Year ended
                                    December 31,           December 31,         December 31,
                              -----------------------  --------------------  ------------------
                                  2007        2006        2007       2006      2007      2006
                              -----------  ----------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (97,060)    (67,257)   (92,842)   (73,750)   (7,951)  (10,607)
   Net realized gain
     (loss) on
     investments.............     750,995     329,929    201,944    184,484   (50,041)  (80,848)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (312,156)    939,668   (604,633)   369,279    88,914   101,055
   Capital gain
     distribution............          --          --    184,660    142,125        --        --
                              -----------  ----------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         operations..........     341,779   1,202,340   (310,871)   622,138    30,922     9,600
                              -----------  ----------  ---------  ---------  --------  --------
From capital
  transactions:
   Net premiums..............   2,651,174   3,290,780  2,130,046    493,666    10,877     9,355
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........     (11,242)    (21,927)  (164,572)        --   (14,377)       --
     Surrenders..............    (940,711)   (676,044)  (408,953)  (142,919) (150,843) (220,333)
     Administrative
       expenses (note 4a)....      (7,147)     (5,190)    (4,342)    (3,138)     (613)     (842)
     Transfers (to) from
       the Guarantee
       Account...............     310,103     321,156    200,196    222,721      (182)     (124)
     Transfers (to) from
       other subaccounts.....  (5,039,047)   (172,061) 1,621,679    (81,843)   (3,807)   (9,045)
                              -----------  ----------  ---------  ---------  --------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (3,036,870)  2,736,714  3,374,054    488,487  (158,945) (220,989)
                              -----------  ----------  ---------  ---------  --------  --------
Increase (decrease) in
  net assets.................  (2,695,091)  3,939,054  3,063,183  1,110,625  (128,023) (211,389)
Net assets at beginning
  of year....................  12,273,958   8,334,904  5,728,657  4,618,032   607,236   818,625
                              -----------  ----------  ---------  ---------  --------  --------
Net assets at end of year.... $ 9,578,867  12,273,958  8,791,840  5,728,657   479,213   607,236
                              ===========  ==========  =========  =========  ========  ========
Change in units (note 5):
   Units purchased...........     654,002     450,160    444,498     87,787     4,831     1,286
   Units redeemed............    (914,948)   (191,742)  (143,347)   (55,800)  (16,956)  (19,362)
                              -----------  ----------  ---------  ---------  --------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (260,946)    258,418    301,151     31,987   (12,125)  (18,076)
                              ===========  ==========  =========  =========  ========  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Oppenheimer Variable
                                Account Funds
                                 (continued)          PIMCO Variable Insurance Trust
                              -------------------  --------------------------------------------------
                                 Oppenheimer
                                    MidCap                                Foreign Bond Portfolio
                                 Fund/ VA --       All Asset Portfolio -- (U.S. Dollar Hedged) --
                                Service Shares     Advisor Class Shares    Administrative Class Shares
                              -------------------  ---------------------  ---------------------------
                                  Year ended           Year ended            Year ended
                                 December 31,         December 31,          December 31,
                              -------------------  ---------------------  ---------------------------
                                2007       2006       2007        2006      2007           2006
                              --------   -------    ---------   -------      -------       -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (5,157)   (4,770)     72,118     32,633     2,513          3,365
   Net realized gain
     (loss) on
     investments.............    7,575     6,477          40        616       (67)         1,305
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   11,034       136      (5,330)    (7,137)      352         (4,281)
   Capital gain
     distribution............       --        --          --      1,697        --            282
                              --------   -------    ---------   -------      -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........   13,452     1,843      66,828     27,809     2,798            671
                              --------   -------    ---------   -------      -------       -------
From capital
  transactions:
   Net premiums..............    3,186    57,263      88,191    212,218        --            798
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........       --        --          --         --        --             --
     Surrenders..............  (27,486)   (2,358)     (7,919)    (6,471)   (6,693)       (11,656)
     Administrative
       expenses (note 4a)....     (272)     (167)       (285)       (87)      (21)           (25)
     Transfers (to) from
       the Guarantee
       Account...............    7,093     6,515     328,914      2,798       418            379
     Transfers (to) from
       other subaccounts.....    4,088   (20,319)    (31,229)   (72,245)    5,846         (4,520)
                              --------   -------    ---------   -------      -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (13,391)   40,934     377,672    136,213      (450)       (15,024)
                              --------   -------    ---------   -------      -------       -------
Increase (decrease) in
  net assets.................       61    42,777     444,500    164,022     2,348        (14,353)
Net assets at beginning
  of year....................  315,642   272,865     846,028    682,006   139,903        154,256
                              --------   -------    ---------   -------      -------       -------
Net assets at end of year.... $315,703   315,642   1,290,528    846,028   142,251        139,903
                              ========   =======    =========   =======      =======       =======
Change in units (note 5):
   Units purchased...........    2,537     4,445      39,394     43,112     1,485          3,638
   Units redeemed............   (3,368)   (1,914)     (5,379)   (29,734)   (1,502)        (4,956)
                              --------   -------    ---------   -------      -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (831)    2,531      34,015     13,378       (17)        (1,318)
                              ========   =======    =========   =======      =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------------------
                                                          Long-Term U.S. Government
                              High Yield Portfolio --     Portfolio -- Administrative Low Duration Portfolio --
                              Administrative Class Shares      Class Shares           Administrative Class Shares
                              --------------------------  --------------------------  --------------------------
                                    Year ended                  Year ended                  Year ended
                                   December 31,                December 31,                December 31,
                              --------------------------  --------------------------  --------------------------
                                  2007          2006         2007           2006         2007           2006
                               -----------    ---------    ----------     ---------    ----------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   348,565      282,993       293,975       330,342       248,585        28,906
   Net realized gain
     (loss) on
     investments.............     (70,084)      16,384       (88,485)      (79,026)       59,298        (2,089)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (229,819)     102,436       674,799      (373,677)      427,143           852
   Capital gain
     distribution............          --           --            --        85,725            --            --
                               -----------    ---------    ----------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........      48,662      401,813       880,289       (36,636)      735,026        27,669
                               -----------    ---------    ----------     ---------    ----------     ---------
From capital
  transactions:
   Net premiums..............   1,068,134    1,359,893     3,145,773     1,035,653    12,898,075       483,901
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........      (1,799)     (25,342)      (59,986)      (90,015)           --            --
     Surrenders..............    (431,871)    (390,808)     (955,289)     (654,526)     (327,506)      (46,402)
     Administrative
       expenses (note 4a)....      (2,975)      (2,710)       (5,276)       (4,624)       (3,697)         (880)
     Transfers (to) from
       the Guarantee
       Account...............     186,934      523,197       353,600        74,523       342,711        67,470
     Transfers (to) from
       other subaccounts.....  (2,102,342)     123,502      (143,370)       21,421    10,928,895        74,289
                               -----------    ---------    ----------     ---------    ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,283,919)   1,587,732     2,335,452       382,432    23,838,478       578,378
                               -----------    ---------    ----------     ---------    ----------     ---------
Increase (decrease) in
  net assets.................  (1,235,257)   1,989,545     3,215,741       345,796    24,573,504       606,047
Net assets at beginning
  of year....................   6,741,308    4,751,763     8,952,018     8,606,222     1,312,894       706,847
                               -----------    ---------    ----------     ---------    ----------     ---------
Net assets at end of year.... $ 5,506,051    6,741,308    12,167,759     8,952,018    25,886,398     1,312,894
                               ===========    =========    ==========     =========    ==========     =========
Change in units (note 5):
   Units purchased...........     303,063      222,471       548,171       174,122     3,010,368        87,626
   Units redeemed............    (418,751)     (83,252)     (331,244)     (131,148)     (719,605)      (29,785)
                               -----------    ---------    ----------     ---------    ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (115,688)     139,219       216,927        42,974     2,290,763        57,841
                               ===========    =========    ==========     =========    ==========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              PIMCO Variable Insurance
                                 Trust (continued)              The Prudential Series Fund
                              --------------------------  -------------------------------------------
                              Total Return Portfolio --    Jennison 20/20 Focus      Jennison
                              Administrative Class Shares Portfolio -- Class II  Portfolio -- Class II
                              --------------------------  ---------------------  --------------------
                                     Year ended                 Year ended          Year ended
                                    December 31,               December 31,        December 31,
                              --------------------------  ---------------------  --------------------
                                  2007          2006         2007        2006     2007        2006
                               -----------   ----------   ----------  ---------   ------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   909,538       795,049      346,244    (11,709) (1,505)     (1,024)
   Net realized gain
     (loss) on
     investments.............    (110,158)      (81,064)     147,204     24,037     633       4,887
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,058,116      (197,353)    (337,033)   109,276   9,678         134
   Capital gain
     distribution............          --            --           --      8,770      --          --
                               -----------   ----------   ----------  ---------   ------     -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,857,496       516,632      156,415    130,374   8,806       3,997
                               -----------   ----------   ----------  ---------   ------     -------
From capital
  transactions:
   Net premiums..............   6,331,326     5,870,207    4,088,364  2,194,261     300      64,706
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (172,692)     (119,845)          --         --      --          --
     Surrenders..............  (1,914,383)   (1,253,813)    (133,594)   (16,547) (1,104)     (1,375)
     Administrative
       expenses (note 4a)....     (20,591)      (17,211)      (1,341)       (88)   (165)        (21)
     Transfers (to) from
       the Guarantee
       Account...............     452,609       659,645       92,003    209,835     (17)        151
     Transfers (to) from
       other subaccounts.....  (5,677,484)     (186,321)  (2,152,246)    63,305    (329)    (37,797)
                               -----------   ----------   ----------  ---------   ------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (1,001,215)    4,952,662    1,893,186  2,450,766  (1,315)     25,664
                               -----------   ----------   ----------  ---------   ------     -------
Increase (decrease) in
  net assets.................     856,281     5,469,294    2,049,601  2,581,140   7,491      29,661
Net assets at beginning
  of year....................  27,078,469    21,609,175    2,658,927     77,787  90,272      60,611
                               -----------   ----------   ----------  ---------   ------     -------
Net assets at end of year.... $27,934,750    27,078,469    4,708,528  2,658,927  97,763      90,272
                               ===========   ==========   ==========  =========   ======     =======
Change in units (note 5):
   Units purchased...........   1,407,496       828,011      623,759    248,255      65       7,729
   Units redeemed............  (1,498,292)     (366,888)    (484,736)   (49,559)   (151)     (5,687)
                               -----------   ----------   ----------  ---------   ------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (90,796)      461,123      139,023    198,696     (86)      2,042
                               ===========   ==========   ==========  =========   ======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                The Universal
                              The Prudential Series Fund                        Institutional
                                   (continued)           Rydex Variable Trust    Funds, Inc.
                              -------------------------  ------------------   -----------------
                                                                              Equity and Income
                                Natural Resources                               Portfolio --
                              Portfolio -- Class II           OTC Fund         Class II Shares
                              -------------------------  ------------------   -----------------
                                                                                 Period from
                                    Year ended               Year ended             May 1
                                   December 31,             December 31,       to December 31,
                              -------------------------  ------------------   -----------------
                                    2007         2006       2007       2006         2007
                               ----------    ---------   ---------   -------  -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  463,300        5,702      (16,275)  (15,203)       (5,310)
   Net realized gain
     (loss) on
     investments.............    150,732       21,652       21,487     6,841          (343)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    119,769       10,051      148,905    44,808       (12,503)
   Capital gain
     distribution............         --       67,902           --        --           914
                               ----------    ---------   ---------   -------       -------
       Increase
         (decrease) in
         net assets from
         operations..........    733,801      105,307      154,117    36,446       (17,242)
                               ----------    ---------   ---------   -------       -------
From capital
  transactions:
   Net premiums..............    937,939      547,722       20,193     1,100       899,224
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........         --           --           --        --            --
     Surrenders..............    (50,464)      (4,730)     (12,041)  (40,601)       (1,393)
     Administrative
       expenses (note 4a)....     (1,491)        (174)        (112)     (123)           --
     Transfers (to) from
       the Guarantee
       Account...............     52,917       77,894        5,219     9,628          (371)
     Transfers (to) from
       other subaccounts.....    379,938       10,997      (49,703)   (2,046)       62,257
                               ----------    ---------   ---------   -------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,318,839      631,709      (36,444)  (32,042)      959,717
                               ----------    ---------   ---------   -------       -------
Increase (decrease) in
  net assets.................  2,052,640      737,016      117,673     4,404       942,475
Net assets at beginning
  of year....................  1,048,390      311,374      951,017   946,613            --
                               ----------    ---------   ---------   -------       -------
Net assets at end of year.... $3,101,030    1,048,390    1,068,690   951,017       942,475
                               ==========    =========   =========   =======       =======
Change in units (note 5):
   Units purchased...........    148,324       60,072        3,537     3,268       119,083
   Units redeemed............    (63,032)     (22,113)      (6,213)   (6,734)      (21,984)
                               ----------    ---------   ---------   -------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     85,292       37,959       (2,676)   (3,466)       97,099
                               ==========    =========   =========   =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Van Kampen Life Investment Trust     XTF Advisors Trust
                              ---------------------------------------  -------------------
                                                     Strategic Growth
                              Comstock Portfolio --    Portfolio --    ETF 60 Portfolio --
                                 Class II Shares      Class II Shares    Class II Shares
                              ---------------------  ----------------  -------------------
                                                                           Period from
                                    Year ended          Year ended          May 1 to
                                   December 31,        December 31,       December 31,
                              ---------------------  ----------------  -------------------
                                 2007        2006        2007     2006        2007
                              ----------  ---------  -------- -------- -------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (22,237)    29,723   (7,060)  (4,067)         (8,702)
   Net realized gain
     (loss) on
     investments.............    109,477     43,688   12,025    7,033            (715)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (600,441)   321,583   56,169      777         (23,130)
   Capital gain
     distribution............    110,575    174,959       --       --              --
                              ----------  ---------  -------  -------       ---------
       Increase
         (decrease) in
         net assets from
         operations..........   (402,626)   569,953   61,134    3,743         (32,547)
                              ----------  ---------  -------  -------       ---------
From capital
  transactions:
   Net premiums..............  3,188,239  1,094,814    1,205   51,259       1,395,814
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York
     Death benefits..........    (74,235)        --       --       --              --
     Surrenders..............   (271,926)  (109,270) (29,212) (16,397)         (4,962)
     Administrative
       expenses (note 4a)....     (4,121)    (2,460)    (239)    (124)             --
     Transfers (to) from
       the Guarantee
       Account...............    256,045    157,407  186,675   50,466          (2,139)
     Transfers (to) from
       other subaccounts.....  1,242,236    (91,122)  34,103   15,821           2,550
                              ----------  ---------  -------  -------       ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  4,336,238  1,049,369  192,532  101,025       1,391,263
                              ----------  ---------  -------  -------       ---------
Increase (decrease) in
  net assets.................  3,933,612  1,619,322  253,666  104,768       1,358,716
Net assets at beginning
  of year....................  4,981,101  3,361,779  304,081  199,313              --
                              ----------  ---------  -------  -------       ---------
Net assets at end of year.... $8,914,713  4,981,101  557,747  304,081       1,358,716
                              ==========  =========  =======  =======       =========
Change in units (note 5):
   Units purchased...........    572,155    149,229   39,191   25,015         150,319
   Units redeemed............   (197,125)   (60,523) (20,506) (14,784)        (11,903)
                              ----------  ---------  -------  -------       ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    375,030     88,706   18,685   10,231         138,416
                              ==========  =========  =======  =======       =========

                See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2007

(1)Description of Entity

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple Subaccounts of the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   On April 28, 2007, the Legg Mason Partners Variable Portfolios I,
Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended
December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class I shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth
Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued or on after May 1, 2007:

   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II

   Van Kampen Life Investment Trust -- Strategic Growth Portfolio -- Class II Shares

   AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balance Wealth Strategy Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares were added to the Separate Account effective August 27, 2007.

   Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares and XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares were added to the Separate Account effective
May 1, 2007.

   Effective May 1, 2006, the following portfolios were added to the Separate Account.

AIM Variable Insurance Funds                                 JPMorgan Insurance Trust
  AIM V.I. Large Cap Growth -- Series I shares                 JPMorgan Insurance Trust Balanced Portfolio 1
Fidelity(R) Variable Insurance Products Fund                   JPMorgan Insurance Trust Core Bond Portfolio 1
  VIP Balanced Portfolio -- Service Class 2                    JPMorgan Insurance Trust Diversified Equity Portfolio 1
Franklin Templeton Variable Insurance Products Trust           JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
  Templeton Growth Securities Fund -- Class 2 Shares           JPMorgan Insurance Trust Equity Index Portfolio 1
                                                               JPMorgan Insurance Trust Government Bond Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Growth Portfolio 1

On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares and the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares were both merged into the AIM Variable Insurance Funds -- AIM V.I. Capital Appreciation Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes for the years ended December 31, 2007 and 2006 are reflective of the combined values of all three funds. AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series I shares effective May 1, 2006, and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Large Cap Growth -- Series I shares effective June 9, 2006 and the AIM V.I Large Cap Growth -- Series I shares values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds.

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity Variable(R) Insurance Products Fund                 MFS(R) Variable Insurance Trust
  The VIP Asset Manager/SM/ Portfolio -- Service Class 2       MFS(R) New Discovery Series -- Service Class Shares
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Mid Cap Value Fund
J.P. Morgan Series Trust II
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

   Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new premium or transfers.

   The following portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus                                                      PIMCO Variable Insurance Trust
  The Dreyfus Socially Responsible Growth                      The Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Fund, Inc. -- Initial Shares                                  Administrative Class Shares
Janus Aspen Series
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

   As of December 31, 2006, the following portfolios were available but not shown on the statements due to not having had any activity since inception.

JPMorgan Insurance Trust
  JPMorgan Insurance Trust Diversified Equity Portfolio 1
  JPMorgan Insurance Trust Equity Index Portfolio 1
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


  (c) Unit Classes

   There are nine unit classes of Subaccounts based on the annuity contracts through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below. Form number NY1066 is no longer available for sale, although additional premium payments may still be accepted under the terms of the contract.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser periods ended December 31, 2007 were:

                                                                                Cost of     Proceeds
                                                                                 Shares       from
Fund/Portfolio                                                                  Acquired   Shares Sold
--------------                                                                 ----------- -----------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares................................ $   372,412 $  508,089
 AIM V.I. Capital Appreciation Fund -- Series I shares........................      86,667    176,025
 AIM V.I. Core Equity Fund -- Series I shares.................................      57,737    216,569
 AIM V.I. Global Real Estate Fund -- Series II shares.........................     692,402    219,198
 AIM V.I. International Growth Fund -- Series II shares.......................   7,800,959  3,654,936
 AIM V.I. Large Cap Growth Fund -- Series I shares............................      61,598     44,151
Alger American Fund
 Alger American Growth Portfolio -- Class O Shares............................       7,990    202,540
 Alger American Small Capitalization Portfolio -- Class O Shares..............      38,501    378,381
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B..............   2,776,631    136,162
 AllianceBernstein Global Technology Portfolio -- Class B.....................     149,126     62,067
 AllianceBernstein Growth and Income Portfolio -- Class B.....................   1,442,775  1,548,491
 AllianceBernstein International Value Portfolio -- Class B...................  19,223,006  7,996,300
 AllianceBernstein Large Cap Growth Portfolio -- Class B......................     203,063    499,941
 AllianceBernstein Small Cap Growth Portfolio -- Class B......................      82,417     45,760
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I...........................................     579,564    127,858
 VP International Fund -- Class I.............................................   5,089,598  3,814,861
 VP Ultra(R) Fund -- Class I..................................................      50,948    125,291
 VP Value Fund -- Class I.....................................................     757,977    634,106
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.....................................   1,730,405  1,675,142
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III.................................     457,580     79,337
 BlackRock Global Allocation V.I. Fund -- Class III...........................  36,896,748  8,817,968
 BlackRock Large Cap Growth V.I. Fund -- Class III............................      85,855      3,313
 BlackRock Value Opportunities V.I. Fund -- Class III.........................     561,499    122,938
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................     593,097    805,194
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B   9,159,237  5,202,898

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                             ------------ -----------
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares $    116,460 $    63,646
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............    3,380,500   3,101,846
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....        7,780      35,039
DWS Variable Series II
 DWS Dreman High Return Equity VIP -- Class B Shares......................      399,753     201,873
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares.....................      490,032     143,746
 DWS Technology VIP -- Class B Shares.....................................       15,319      44,459
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.............................................    8,200,543   2,769,121
 VT Worldwide Health Sciences Fund........................................      470,490     487,058
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2.......................................          214         724
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.....................       66,612     283,605
 Federated Capital Income Fund II.........................................       23,914     158,805
 Federated High Income Bond Fund II -- Primary Shares.....................       34,984     256,911
 Federated High Income Bond Fund II -- Service Shares.....................    2,716,109   1,192,248
 Federated Kaufmann Fund II -- Service Shares.............................    1,071,585     860,777
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.........................       98,802      45,323
 VIP Asset Manager/SM/ Portfolio -- Service Class 2.......................      165,528     282,203
 VIP Balanced Portfolio -- Service Class 2................................    9,654,001   2,709,885
 VIP Contrafund(R) Portfolio -- Initial Class.............................      714,266   1,333,903
 VIP Contrafund(R) Portfolio -- Service Class 2...........................   22,513,781   7,187,873
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2............      215,058       8,998
 VIP Equity-Income Portfolio -- Initial Class.............................      189,971     811,731
 VIP Equity-Income Portfolio -- Service Class 2...........................    8,111,416   2,244,865
 VIP Growth & Income Portfolio -- Initial Class...........................       63,357     469,417
 VIP Growth & Income Portfolio -- Service Class 2.........................      518,597     603,962
 VIP Growth Opportunities Portfolio -- Initial Class......................       10,720     186,407
 VIP Growth Portfolio -- Initial Class....................................       69,752     417,989
 VIP Growth Portfolio -- Service Class 2..................................      179,260     402,659
 VIP Investment Grade Bond Portfolio -- Service Class 2...................    4,204,696     798,282
 VIP Mid Cap Portfolio -- Service Class 2.................................    5,471,215   3,224,893
 VIP Overseas Portfolio -- Initial Class..................................      111,299     314,084
 VIP Value Strategies Portfolio -- Service Class 2........................      215,541      31,713
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares........................  109,685,277  44,806,384
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..............    2,088,696   2,501,878
 Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares..    8,482,490     636,726
 Mutual Shares Securities Fund -- Class 2 Shares..........................    7,166,733   4,429,130
 Templeton Foreign Securities Fund -- Class 1 Shares......................        8,007      59,799
 Templeton Foreign Securities Fund -- Class 2 Shares......................    6,532,369   4,301,738
 Templeton Global Asset Allocation Fund -- Class 2 Shares.................      559,580     101,678
 Templeton Global Income Securities Fund -- Class 1 Shares................       18,062     117,505
 Templeton Growth Securities Fund -- Class 2 Shares.......................    1,938,987     255,465

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                   Cost of     Proceeds
                                                                    Shares       from
Fund/Portfolio                                                     Acquired   Shares Sold
--------------                                                   ------------ -----------
GE Investments Funds, Inc.
 Income Fund.................................................... $  5,484,952 $ 8,094,896
 International Equity Fund......................................      152,525     143,831
 Mid-Cap Equity Fund............................................    3,590,490   1,799,195
 Money Market Fund..............................................   20,691,095  18,720,495
 Premier Growth Equity Fund.....................................      229,831     884,277
 Real Estate Securities Fund....................................    2,156,225   1,021,784
 S&P 500(R) Index Fund..........................................    8,615,083   7,807,150
 Small-Cap Equity Fund..........................................    1,306,194     784,661
 Total Return Fund -- Class 1 Shares............................    6,310,435   4,502,487
 Total Return Fund -- Class 3 Shares............................  118,769,032  44,055,773
 U.S. Equity Fund...............................................      383,642   1,429,886
 Value Equity Fund..............................................      353,371     301,929
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund...........................       40,628     167,024
 Goldman Sachs Mid Cap Value Fund...............................      487,845   1,131,736
J.P. Morgan Series Trust II
 Bond Portfolio.................................................      407,930     295,313
 International Equity Portfolio.................................      212,682      93,726
 Mid Cap Value Portfolio........................................      605,788     618,299
 Small Company Portfolio........................................       43,684      81,971
 U.S. Large Cap Core Equity Portfolio...........................        5,815      14,084
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares.....................      115,361     980,354
 Balanced Portfolio -- Service Shares...........................    3,495,159   1,378,197
 Flexible Bond Portfolio -- Institutional Shares................       15,755     101,405
 Forty Portfolio -- Institutional Shares........................       39,252   1,081,262
 Forty Portfolio -- Service Shares..............................    6,127,676   3,294,123
 Global Life Sciences Portfolio -- Service Shares...............        2,524      71,841
 Global Technology Portfolio -- Service Shares..................          204      25,627
 International Growth Portfolio -- Institutional Shares.........      203,447     814,915
 International Growth Portfolio -- Service Shares...............        6,553     127,522
 Large Cap Growth Portfolio -- Institutional Shares.............       23,121     718,586
 Large Cap Growth Portfolio -- Service Shares...................       74,365     123,261
 Mid Cap Growth Portfolio -- Institutional Shares...............       51,307   1,024,292
 Mid Cap Growth Portfolio -- Service Shares.....................        2,910     149,956
 Worldwide Growth Portfolio -- Institutional Shares.............       22,251     447,818
 Worldwide Growth Portfolio -- Service Shares...................       16,999     156,986
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Balanced Portfolio 1..................       57,334      15,990
 JPMorgan Insurance Trust Core Bond Portfolio 1.................    4,727,204   4,045,530
 JPMorgan Insurance Trust Diversified Equity Portfolio 1........    1,158,916     412,794
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1       59,435      18,722
 JPMorgan Insurance Trust Equity Index Portfolio 1..............      840,475     306,862
 JPMorgan Insurance Trust Government Bond Portfolio 1...........    4,582,332   4,062,784
 JPMorgan Insurance Trust Intrepid Growth Portfolio 1...........    1,360,317     538,855
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1..........    1,160,222     413,486

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                              ----------- -----------
Legg Mason Partners Variable Equity Trust
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II...... $   104,912 $    79,046
 Legg Mason Partners Variable Capital and Income Portfolio -- Class I......     269,367     271,383
 Legg Mason Partners Variable Capital and Income Portfolio -- Class II.....   1,439,856     992,267
 Legg Mason Partners Variable Fundamental Value Portfolio -- Class I.......   1,430,518   1,364,223
 Legg Mason Partners Variable Investors Portfolio -- Class I...............       4,383     161,707
Legg Mason Partners Variable Income Trust
 Legg Mason Partners Variable Strategic Bond Portfolio -- Class I..........       9,351     132,861
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............     144,242     388,052
 MFS(R) Investors Trust Series -- Service Class Shares.....................     323,455     512,145
 MFS(R) New Discovery Series -- Service Class Shares.......................     114,490     159,151
 MFS(R) Strategic Income Series -- Service Class Shares....................     214,102     119,876
 MFS(R) Total Return Series -- Service Class Shares........................   9,656,919   4,123,382
 MFS(R) Utilities Series -- Service Class Shares...........................   1,623,999     972,880
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio............................................       9,671      72,360
 Old Mutual Large Cap Growth Portfolio.....................................         914     129,831
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA..............................................     148,089     279,697
 Oppenheimer Balanced Fund/VA -- Service Shares............................   5,745,950   1,916,178
 Oppenheimer Capital Appreciation Fund/VA..................................      21,212     528,637
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................   1,486,821   2,132,935
 Oppenheimer Core Bond Fund/VA.............................................     151,615     517,545
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   3,452,710   1,479,376
 Oppenheimer High Income Fund/VA...........................................      52,577     294,220
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   7,487,525  10,605,404
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   5,459,559   2,019,595
 Oppenheimer MidCap Fund/VA................................................      59,975     227,055
 Oppenheimer MidCap Fund/VA -- Service Shares..............................      41,048      59,907
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................     524,678      74,764
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares      21,941      19,950
 High Yield Portfolio -- Administrative Class Shares.......................   3,922,960   4,838,758
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   6,636,950   4,022,152
 Low Duration Portfolio -- Administrative Class Shares.....................  31,581,846   7,625,822
 Total Return Portfolio -- Administrative Class Shares.....................  16,686,611  16,749,247
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II................................   8,013,743   5,782,904
 Jennison Portfolio -- Class II............................................         839       3,650
 Natural Resources Portfolio -- Class II...................................   2,892,972   1,116,863
Rydex Variable Trust
 OTC Fund..................................................................      33,133      85,859
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II Shares............................   1,179,719     223,097
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.....................................   6,872,741   2,482,031
 Strategic Growth Portfolio -- Class II Shares.............................     404,470     217,830
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares.......................................   1,509,425     126,646

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


(4)Related Party Transactions

  (a) Genworth Life Insurance Company of New York

   Net premium payments transferred from Guarantee Account to the Separate Account represent gross premium payments recorded by GLICNY on its flexible variable deferred and immediate annuity contracts, less deductions for any applicable premium taxes.

   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time for each amount allocated (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GLICNY assumes, as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net amount asset value. Footnote 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (c) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly NASD, Inc. CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

  (d) Bonus Credit

   For Type IV and V unit contracts, transfers from the General Account for payments by GLICNY in the form of bonus credits include approximately $1.7 million and $.3 million for the periods ended December 31, 2007 and 2006.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2007 and 2006 are reflected in the Statements of Changes in Net Assets.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007


(6)Financial Highlights

   GLICNY offers several variable annuity products with Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2007, 2006, 2005, 2004 and 2003 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2007 and were available to contract owners during 2007.

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income          Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                        ------- -------------- ----- -------------- ---------- -------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II
   shares
   2007................................ 147,454 16.29 to  9.96 2,313 1.45% to 1.95%    0.38%   (0.11)% to  (0.37)%
   2006................................ 160,952 16.31 to 11.40 2,545 1.45% to 2.10%    0.41%    11.31% to   10.58%
   2005................................ 157,878 14.65 to 10.32 2,250 1.45% to 1.85%    0.52%     3.90% to    3.23%
   2004................................ 129,238 14.10 to 11.83 1,795 1.45% to 1.80%    0.00%     9.23% to    8.84%
   2003................................  28,340 12.91 to 12.88   366 1.45% to 1.80%    0.00%    29.08% to   28.77%
 AIM V.I. Capital Appreciation Fund --
   Series I shares
   2007................................  75,762 11.07 to 12.07   885 1.45% to 1.80%    0.00%    10.38% to    9.99%
   2006................................  82,704 10.03 to 11.15   872 1.45% to 2.10%    0.07%     4.76% to    4.07%
   2005................................  44,586 11.84 to  9.48   446 1.45% to 1.80%    0.07%     7.26% to    6.88%
   2004................................  45,342  9.89 to  8.86   423 1.45% to 1.80%    0.00%     5.08% to    4.71%
   2003................................  32,160  9.43 to  8.45   288 1.45% to 1.80%    0.00%    27.64% to   27.19%
 AIM V.I. Core Equity Fund -- Series I
   shares
   2007................................  76,482 11.52 to 11.44   880 1.45% to 1.85%    1.02%     6.54% to    6.11%
   2006................................  89,539 10.81 to 10.74   967 1.45% to 2.45%    0.56%     8.10% to    7.36%
   2005................................ 109,225  9.33 to  8.25   940 1.45% to 1.80%    0.79%     4.13% to    3.76%
   2004................................ 125,234  8.98 to  7.94 1,037 1.45% to 1.80%    0.45%     4.24% to    3.87%
   2003................................ 138,016  8.63 to  7.64 1,092 1.45% to 1.80%    0.34%    23.27% to   22.83%
 AIM V.I. Global Real Estate Fund --
   Series II shares
   2007................................  42,225 14.96 to 11.71   577 1.45% to 2.20%    9.23%   (7.14)% to  (7.85)%
   2006................................  16,378 16.11 to 14.46   263 1.45% to 1.85%    2.58%    40.18% to   39.61%
   2005................................   3,389 11.49 to 11.48    39 1.45% to 1.60%    2.77%    14.89% to   14.78%
 AIM V.I. International Growth Fund --
   Series II shares
   2007................................ 533,253  9.65 to 10.34 7,486 1.15% to 2.55%    0.53%     (60.83)% to 5.07%
   2006................................ 204,571 15.54 to 14.22 2,783 1.45% to 2.10%    1.76%    26.03% to   25.20%
   2005................................  51,153 12.33 to 11.37   627 1.45% to 1.85%    0.94%    16.00% to   13.71%
   2004................................   9,724 10.63 to 10.63   103 1.45% to 1.45%    0.00%     6.29% to    6.29%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets       Expenses as a  Investment
                                                 --------------------- % of Average     Income          Total
                                         Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                       --------- -------------- ------ -------------- ---------- --------------------
 AIM V.I. Large Cap Growth Fund --
   Series I shares
   2007...............................    22,488 11.63 to 11.60    261 1.45% to 1.60%    0.04%     13.96% to   13.78%
   2006...............................    20,850 10.20 to 10.15    213 1.45% to 2.20%    0.17%      2.03% to    1.51%
   2005...............................    21,122 12.58 to 12.52    265 1.45% to 1.60%    0.67%      2.00% to    1.85%
   2004...............................    16,122 12.34 to 12.29    198 1.45% to 1.60%    0.17%      3.16% to    3.00%
   2003...............................     4,943 11.96 to 11.94     59 1.45% to 1.60%    0.00%     23.33% to   23.14%
Alger American Fund
 Alger American Growth Portfolio --
   Class O Shares
   2007...............................    35,657 13.23 to 13.23    472 1.40% to 1.40%    0.35%     18.26% to   18.26%
   2006...............................    51,334 11.19 to 11.19    575 1.40% to 1.40%    0.13%      3.68% to    3.68%
   2005...............................    64,903 10.79 to 10.79    701 1.40% to 1.40%    0.23%     10.47% to   10.47%
   2004...............................    72,967  9.77 to  9.77    713 1.40% to 1.40%    0.00%      4.02% to    4.02%
   2003...............................    91,917  9.39 to  9.39    863 1.40% to 1.40%    0.00%     33.27% to   33.27%
 Alger American Small Capitalization
   Portfolio -- Class O Shares
   2007...............................    40,688 13.49 to 13.49    549 1.40% to 1.40%    0.00%     15.59% to   15.59%
   2006...............................    66,572 11.67 to 11.67    777 1.40% to 1.40%    0.00%     18.34% to   18.34%
   2005...............................    82,007  9.86 to  9.86    809 1.40% to 1.40%    0.00%     15.25% to   15.25%
   2004...............................    93,792  8.56 to  8.56    803 1.40% to 1.40%    0.00%     14.94% to   14.94%
   2003...............................   102,876  7.45 to  7.45    766 1.40% to 1.40%    0.00%     40.36% to   40.36%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced Wealth
   Strategy Portfolio -- Class B
   2007...............................   264,400 10.19 to 10.16  2,686 1.45% to 2.45%    0.00%      5.98% to    4.59%
 AllianceBernstein Global Technology
   Portfolio -- Class B
   2007...............................    36,791 17.60 to 17.31    642 1.45% to 1.80%    0.00%     18.15% to   17.73%
   2006...............................    31,707 14.90 to 11.13    470 1.45% to 2.10%    0.00%      6.81% to    6.11%
   2005...............................    23,391 13.95 to 11.04    322 1.45% to 1.80%    0.00%      2.15% to    1.79%
   2004...............................    23,665 13.65 to 10.84    322 1.45% to 1.80%    0.00%      3.56% to    3.20%
   2003...............................    14,495 13.18 to 13.15    191 1.45% to 1.80%    0.00%     31.83% to   31.51%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2007...............................   715,181 16.60 to 12.01  9,232 1.40% to 2.10%    1.52%      3.39% to    2.65%
   2006...............................   755,540 16.05 to 11.71  9,463 1.40% to 2.10%    1.14%     15.35% to   14.53%
   2005...............................   739,428 13.92 to 10.23  8,040 1.40% to 1.85%    1.24%      3.14% to    2.31%
   2004...............................   656,846 13.49 to 10.09  6,931 1.40% to 1.80%    0.74%      9.66% to    9.22%
   2003...............................   475,881 12.30 to  9.22  4,562 1.40% to 1.80%    0.78%     30.27% to   23.04%
 AllianceBernstein International Value
   Portfolio -- Class B
   2007............................... 1,300,461  9.52 to  9.83 17,245 1.15% to 2.55%    2.26%   (83.43)% to  (2.59)%
   2006...............................   441,968 16.12 to 15.05  6,154 1.45% to 2.10%    1.18%     33.17% to   32.29%
   2005...............................    80,349 12.10 to 11.39    966 1.45% to 1.85%    1.01%     14.84% to   13.91%
   2004...............................     3,222 10.54 to 10.54     34 1.60% to 1.60%    0.00%      5.38% to    5.38%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets      Expenses as a  Investment
                                                 -------------------- % of Average     Income          Total
                                          Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                         ------- -------------- ----- -------------- ---------- --------------------
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2007................................. 224,757  9.71 to 11.99 2,366 1.45% to 1.85%    0.00%     11.96% to   11.50%
   2006................................. 249,614  8.68 to 10.72 2,364 1.45% to 2.10%    0.00%    (2.08)% to  (2.72)%
   2005................................. 249,721 12.65 to  8.78 2,387 1.45% to 1.85%    0.00%     13.18% to   10.30%
   2004................................. 188,211 11.21 to  7.77 1,624 1.45% to 1.80%    0.00%      6.77% to    6.40%
   2003................................. 144,699  8.66 to  7.29 1,169 1.45% to 1.80%    0.00%     21.58% to   21.15%
 AllianceBernstein Small Cap Growth
   Portfolio -- Class B
   2007.................................  12,340 13.09 to 13.85   165 1.45% to 1.80%    0.00%     12.04% to   11.64%
   2006.................................   9,706 11.68 to 12.40   116 1.45% to 1.80%    0.00%      8.91% to    8.52%
   2005.................................  10,475 11.52 to 10.63   117 1.45% to 1.65%    0.00%      3.34% to    3.13%
   2004.................................  10,472 11.16 to 10.30   114 1.45% to 1.65%    0.00%     12.73% to   12.50%
   2003.................................  13,236  9.92 to  9.16   128 1.45% to 1.65%    0.00%     46.52% to   46.22%
American Century Variable Portfolios,
  Inc.
 VP Income & Growth Fund -- Class I
   2007.................................  54,786 16.37 to 11.36   885 1.45% to 1.85%    1.28%   (1.52)% to   (1.93)%
   2006.................................  28,453 16.62 to 11.58   465 1.45% to 1.85%    1.77%     15.39% to   14.93%
   2005.................................  21,185 14.41 to 14.33   304 1.45% to 1.60%    1.86%      3.12% to    2.96%
   2004.................................  11,847 13.92 to 13.92   165 1.60% to 1.60%    1.37%     11.19% to   11.19%
   2003.................................   8,523 12.52 to 12.52   107 1.60% to 1.60%    0.00%     27.28% to   27.28%
 VP International Fund -- Class I
   2007................................. 190,697 21.64 to 12.42 2,771 1.45% to 2.20%    0.54%     16.34% to   15.45%
   2006.................................  86,714 18.60 to 13.83 1,199 1.45% to 1.85%    1.15%     23.22% to   22.72%
   2005.................................  13,711 15.10 to 14.92   206 1.45% to 1.80%    1.02%     11.62% to   11.22%
   2004.................................   9,080 13.53 to 13.48   122 1.45% to 1.60%    0.21%     13.09% to    0.00%
   2003.................................   2,047 11.92 to 11.92    24 1.60% to 1.60%    0.00%     22.52% to   22.52%
 VP Ultra(R) Fund -- Class I
   2007.................................  58,491 14.80 to 11.58   856 1.45% to 1.85%    0.00%     19.25% to   18.77%
   2006.................................  62,792 12.41 to  9.75   771 1.45% to 1.85%    0.00%    (4.67)% to  (5.06)%
   2005.................................  55,072 13.02 to 12.87   714 1.45% to 1.80%    0.00%      0.69% to    0.33%
   2004.................................  31,229 12.93 to 12.83   403 1.45% to 1.80%    0.00%      8.91% to    0.00%
   2003.................................   1,564 11.83 to 11.80    19 1.60% to 1.80%    0.00%     22.90% to   22.65%
 VP Value Fund -- Class I
   2007................................. 113,695 16.11 to  9.28 1,810 1.45% to 1.95%    6.70%    (6.52)% to  (7.19)%
   2006................................. 118,643 17.23 to 11.79 1,986 1.45% to 1.85%    5.66%     16.94% to   16.46%
   2005................................. 108,625 14.73 to 14.56 1,593 1.45% to 1.80%    6.17%      3.52% to    3.15%
   2004.................................  89,951 14.23 to 14.18 1,276 1.45% to 1.60%    0.92%     12.68% to   12.50%
   2003.................................  64,086 12.63 to 12.61   808 1.45% to 1.60%    0.84%     27.09% to   26.90%
American Century Variable Portfolios II,
  Inc.
 VP Inflation Protection Fund -- Class
   II
   2007.................................  92,682 10.76 to 10.74   994 1.45% to 2.10%    4.61%      7.92% to    7.20%
   2006.................................  91,275  9.97 to 10.02   914 1.45% to 2.10%    3.30%      0.11% to  (0.55)%
   2005.................................  28,111 10.09 to  9.94   280 1.45% to 1.85%    2.81%      0.87% to  (0.57)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income           Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)        Return(3)
                                      --------- -------------- ------ -------------- ---------- ---------------------
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund
   -- Class III
   2007..............................    57,948 13.19 to 12.21    760 1.45% to 1.85%    2.55%      0.05% to   (0.36)%
   2006..............................    41,198 13.18 to 12.21    540 1.45% to 2.10%    3.60%      19.84% to   19.05%
   2005..............................    26,777 11.00 to 10.96    294 1.45% to 1.70%    0.29%       1.14% to    0.88%
   2004..............................     7,940 10.88 to 10.86     87 1.45% to 1.70%    1.91%       8.78% to    8.60%
 BlackRock Global Allocation V.I.
   Fund -- Class III
   2007.............................. 2,725,305 14.61 to 10.93 32,466 1.45% to 2.55%    6.21%   (15.41)% to    14.10%
   2006..............................   414,919 12.69 to 12.23  4,553 1.45% to 2.10%   10.37%      14.72% to   13.97%
   2005..............................     9,926 11.07 to 11.05    110 1.45% to 1.70%    0.00%      10.65% to   10.46%
 BlackRock Large Cap Growth V.I.
   Fund -- Class III
   2007..............................    13,280 13.27 to 13.10    175 1.45% to 1.80%    0.08%       6.49% to    6.11%
   2006..............................     6,933 12.46 to 10.92     86 1.45% to 2.10%    0.06%       5.33% to    4.64%
   2005..............................     4,815 11.83 to 11.80     57 1.45% to 1.60%    0.00%       8.87% to    8.71%
   2004..............................     2,808 10.85 to 10.85     30 1.60% to 1.60%    0.20%       8.53% to    8.53%
 BlackRock Value Opportunities V.I.
   Fund -- Class III
   2007..............................    38,767 13.12 to 11.45    506 1.45% to 1.85%    5.09%     (2.59)% to  (2.98)%
   2006..............................    38,058 13.47 to 11.76    510 1.45% to 2.10%   40.95%      10.65% to    9.93%
   2005..............................    30,315 12.17 to 10.71    367 1.45% to 1.85%    1.01%       8.52% to    7.06%
   2004..............................     6,600 11.22 to 11.21     74 1.45% to 1.60%   18.24%       12.17% to  12.05%
Columbia Funds Variable Insurance
  Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2007..............................   264,582 17.65 to 12.39  4,485 1.45% to 2.10%    0.08%      15.76% to   15.00%
   2006..............................   274,884 15.25 to 10.78  4,019 1.45% to 2.10%    0.00%       4.56% to    3.87%
   2005..............................   236,234 14.58 to 10.39  3,342 1.45% to 1.85%    0.00%       5.89% to    3.86%
   2004..............................   135,142 13.77 to 11.58  1,823 1.45% to 1.80%    0.00%      11.40% to    0.00%
   2003..............................    48,973 12.36 to 12.35    605 1.45% to 1.65%    0.00%      23.62% to   23.45%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2007..............................   651,295  9.64 to 11.29 11,990 1.15% to 2.55%    1.88%    (62.57)% to   19.81%
   2006..............................   370,335 22.01 to 14.62  6,741 1.45% to 2.10%    1.27%      21.44% to   20.64%
   2005..............................   219,663 18.12 to 12.13  3,904 1.45% to 1.85%    1.07%      21.30% to   17.38%
   2004..............................   147,137 15.39 to 12.48  2,231 1.45% to 1.80%    0.52%      14.90% to   14.50%
   2003..............................    54,373 13.39 to 13.36    728 1.45% to 1.80%    0.01%      33.90% to   33.59%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- -------------------
Dreyfus
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2007...............................  11,484 16.32 to 16.01   187 1.45% to 1.80%    2.46%     0.02% to  (0.34)%
   2006...............................   9,566 16.32 to 10.89   156 1.45% to 1.85%    4.97%     6.19% to    5.76%
   2005...............................   5,912 15.36 to 15.29    91 1.45% to 1.60%    0.03%     7.59% to    7.43%
   2004...............................   5,051 14.28 to 14.23    72 1.45% to 1.60%    0.53%    12.82% to   12.64%
   2003...............................   2,461 12.66 to 12.63    31 1.45% to 1.60%    0.43%    29.82% to   29.62%
 Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2007............................... 104,014 10.57 to 10.63 1,091 1.45% to 1.85%    4.69%     3.31% to    2.88%
   2006...............................  79,760 10.23 to 10.33   812 1.45% to 1.85%    4.52%     3.08% to    2.67%
   2005...............................  67,367  9.93 to  9.81   665 1.45% to 1.80%    2.67%     1.18% to    0.82%
   2004...............................  77,640  9.81 to  9.73   759 1.45% to 1.80%    0.63%     0.00% to  (1.05)%
   2003...............................   1,024  9.90 to  9.88    10 1.45% to 1.60%    0.35%   (0.93)% to  (1.08)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2007...............................  36,226  9.16 to  9.04   364 1.45% to 1.65%    0.52%     6.21% to    6.00%
   2006...............................  38,664  8.63 to 10.83   365 1.45% to 1.85%    0.10%     7.62% to    7.19%
   2005...............................  34,983  9.35 to  7.94   310 1.45% to 1.65%    0.00%     2.12% to    1.91%
   2004...............................  31,059  9.17 to  7.79   268 1.45% to 1.65%    0.60%     4.67% to    4.46%
   2003...............................  15,074  8.77 to  7.46   116 1.45% to 1.65%    0.15%    24.18% to   23.93%
DWS Variable Series II
 DWS Dreman High Return Equity VIP
   -- Class B Shares
   2007...............................  63,919 16.60 to 16.29 1,057 1.45% to 1.80%    1.05%   (3.61)% to  (3.96)%
   2006...............................  54,725 17.22 to 11.91   938 1.45% to 1.85%    1.26%    16.50% to   16.03%
   2005...............................  40,696 14.78 to 14.71   599 1.45% to 1.60%    1.31%     5.96% to    5.80%
   2004...............................  33,493 13.95 to 13.90   466 1.45% to 1.60%    1.10%    11.98% to   11.81%
   2003...............................  22,204 12.46 to 12.44   276 1.45% to 1.60%    1.48%    29.58% to   29.38%
 DWS Dreman Small Mid Cap Value VIP
   -- Class B Shares
   2007...............................  59,173 22.32 to 21.91 1,312 1.45% to 1.80%    3.81%     1.17% to    0.81%
   2006...............................  50,721 22.07 to 12.67 1,113 1.45% to 1.85%    0.41%    22.79% to   22.29%
   2005...............................  30,157 17.97 to 17.76   540 1.45% to 1.80%    0.31%     8.19% to    7.81%
   2004...............................  20,944 16.61 to 16.47   347 1.45% to 1.80%    0.28%    23.70% to   23.27%
   2003...............................   3,817 13.43 to 13.36    52 1.45% to 1.80%    0.00%    39.60% to   39.10%
 DWS Technology VIP -- Class B
   Shares
   2007...............................  11,822 16.94 to 16.63   199 1.45% to 1.80%    0.00%    12.18% to   11.78%
   2006...............................  13,491 15.10 to 10.25   203 1.45% to 1.85%    0.00%   (1.02)% to  (1.42)%
   2005...............................  11,652 15.26 to 15.08   178 1.45% to 1.80%    0.10%     1.77% to    1.41%
   2004...............................   7,514 14.99 to 14.87   112 1.45% to 1.80%    0.00%     0.01% to  (0.35)%
   2003...............................   3,691 14.99 to 14.92    55 1.45% to 1.80%    0.00%    44.07% to   43.56%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                   Net Assets       Expenses as a  Investment
                                              --------------------- % of Average     Income          Total
                                      Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                    --------- -------------- ------ -------------- ---------- --------------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2007............................ 1,294,362 10.02 to  9.77 13,805 1.15% to 2.55%    5.89%      3.46% to  (3.46)%
   2006............................   815,961 10.91 to 10.43  8,850 1.45% to 2.10%    5.81%      3.98% to    3.29%
   2005............................   727,191 10.50 to 10.33  7,593 1.45% to 1.80%    4.06%      2.36% to    2.00%
   2004............................   548,039 10.25 to 10.12  5,599 1.45% to 1.80%    2.76%      1.34% to    0.98%
   2003............................   116,521 10.12 to 10.07  1,178 1.45% to 1.80%    1.64%      1.47% to    1.11%
 VT Worldwide Health Sciences
   Fund
   2007............................   149,174 15.18 to 14.89  2,220 1.45% to 1.80%    0.00%      4.62% to    4.25%
   2006............................   149,625 14.50 to 10.44  2,124 1.45% to 2.10%    0.00%    (1.45)% to  (2.10)%
   2005............................    77,332 14.72 to 11.78  1,118 1.45% to 1.80%    0.00%      5.48% to    5.11%
   2004............................    58,737 13.95 to 11.20    803 1.45% to 1.80%    0.00%      4.70% to    4.33%
   2003............................    20,729 13.33 to 13.27    276 1.45% to 1.80%    0.00%     28.09% to   27.64%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund --
   Class 2
   2007............................     3,499 12.44 to 12.33     43 1.45% to 1.70%    0.28%     10.11% to    9.83%
   2006............................     3,497 11.30 to 10.72     39 1.45% to 2.10%    0.00%      4.17% to    3.49%
   2005............................     1,486 10.85 to 10.80     17 1.45% to 1.70%    0.00%      2.07% to    1.81%
Federated Insurance Series
 Federated American Leaders Fund II
   -- Primary Shares
   2007............................    20,560 11.95 to 11.95    246 1.40% to 1.40%    3.06%   (10.93)% to (10.93)%
   2006............................    41,427 13.42 to 13.42    556 1.40% to 1.40%    2.44%     15.18% to   15.18%
   2005............................    56,133 11.65 to 11.65    654 1.40% to 1.40%    1.54%      3.56% to    3.56%
   2004............................    63,965 11.25 to 11.25    719 1.40% to 1.40%    1.41%      8.24% to    8.24%
   2003............................    64,306 10.39 to 10.39    668 1.40% to 1.40%    1.56%     25.91% to   25.91%
 Federated Capital Income Fund II
   2007............................    22,066  9.92 to  9.92    219 1.40% to 1.40%    5.95%      2.57% to    2.57%
   2006............................    37,074  9.67 to  9.67    359 1.40% to 1.40%    6.00%     14.03% to   14.03%
   2005............................    44,491  8.48 to  8.48    377 1.40% to 1.40%    5.50%      4.80% to    4.80%
   2004............................    58,257  8.09 to  8.09    471 1.40% to 1.40%    4.40%      8.38% to    8.38%
   2003............................    59,546  7.47 to  7.47    445 1.40% to 1.40%    6.45%     18.99% to   18.99%
 Federated High Income Bond
   Fund II -- Primary Shares
   2007............................    20,369 12.95 to 12.95    264 1.40% to 1.40%    8.33%      1.97% to    1.97%
   2006............................    39,819 12.70 to 12.70    506 1.40% to 1.40%    7.91%      9.26% to    9.26%
   2005............................    37,407 11.62 to 11.62    435 1.40% to 1.40%    8.36%      1.23% to    1.23%
   2004............................    34,885 11.48 to 11.48    401 1.40% to 1.40%    7.21%      8.91% to    8.91%
   2003............................    42,992 10.54 to 10.54    453 1.40% to 1.40%    7.69%     20.51% to   20.51%
 Federated High Income Bond
   Fund II -- Service Shares
   2007............................   594,397 13.94 to 10.97  8,284 1.45% to 2.10%    7.26%      1.68% to    1.01%
   2006............................   517,591 13.71 to 10.86  7,095 1.45% to 2.10%    7.69%      8.97% to    8.25%
   2005............................   369,658 12.81 to 10.05  4,658 1.45% to 1.85%    6.59%      0.79% to    0.44%
   2004............................   178,884 12.73 to 11.06  2,243 1.45% to 1.80%    6.04%      8.56% to    8.18%
   2003............................   115,982 11.75 to 11.44  1,344 1.45% to 1.80%    6.55%     20.03% to   19.60%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Net Assets       Expenses as a  Investment
                                                  --------------------- % of Average     Income          Total
                                          Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                        --------- -------------- ------ -------------- ---------- --------------------
 Federated Kaufmann Fund II --
   Service Shares
   2007................................   199,236 22.03 to 21.67  4,211 1.45% to 1.80%    1.68%     18.87% to   18.45%
   2006................................   196,003 18.54 to 12.00  3,466 1.45% to 2.10%    0.58%     12.94% to   12.20%
   2005................................   169,389 16.41 to 12.63  2,662 1.45% to 1.80%    0.00%      9.27% to    8.89%
   2004................................   117,009 15.02 to 11.59  1,715 1.45% to 1.80%    0.00%     12.82% to   12.42%
   2003................................    30,395 13.31 to 13.28    404 1.45% to 1.80%    0.00%     33.13% to   32.81%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2007................................    25,274 13.73 to 13.73    347 1.40% to 1.40%    6.49%     13.88% to   13.88%
   2006................................    23,134 12.06 to 12.06    279 1.40% to 1.40%    2.81%      5.82% to    5.82%
   2005................................    26,984 11.40 to 11.40    307 1.40% to 1.40%    2.79%      2.59% to    2.59%
   2004................................    28,918 11.11 to 11.11    321 1.40% to 1.40%    2.59%      3.99% to    3.99%
   2003................................    29,599 10.68 to 10.68    316 1.40% to 1.40%    3.81%     16.33% to   16.33%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2007................................    88,970 12.70 to 12.12  1,092 1.45% to 1.85%    5.68%     13.50% to   13.03%
   2006................................   105,495 11.19 to 10.68  1,146 1.45% to 2.10%    2.33%      5.59% to    4.89%
   2005................................    67,242 10.60 to 10.19    698 1.45% to 2.10%    0.33%      2.28% to    1.87%
   2004................................     1,649 10.36 to 10.35     17 1.45% to 1.60%    0.00%      3.63% to    3.52%
 VIP Balanced Portfolio -- Service
   Class 2
   2007................................   734,604 11.17 to 10.05  8,065 1.45% to 2.55%    3.79%     10.61% to    0.71%
   2006................................   108,030 10.43 to 10.36  1,122 1.45% to 2.45%    0.00%      4.30% to    3.60%
 VIP Contrafund(R) Portfolio -- Initial
   Class
   2007................................   120,994 20.02 to 20.02  2,423 1.40% to 1.40%    4.58%     15.94% to   15.94%
   2006................................   185,766 17.27 to 17.27  3,208 1.40% to 1.40%    1.28%     10.16% to   10.16%
   2005................................   216,686 15.68 to 15.68  3,397 1.40% to 1.40%    0.30%     15.31% to   15.31%
   2004................................   211,508 13.60 to 13.60  2,876 1.40% to 1.40%    0.34%     13.86% to   13.86%
   2003................................   230,813 11.94 to 11.94  2,756 1.40% to 1.40%    0.49%     26.67% to   26.67%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2007................................ 2,178,605  9.80 to 10.97 36,516 1.15% to 2.55%    6.02%   (34.76)% to   14.76%
   2006................................ 1,669,583 15.22 to 11.89 25,289 1.45% to 2.10%    1.07%      9.82% to    9.10%
   2005................................ 1,223,385 14.41 to 13.72 17,192 1.45% to 1.80%    0.10%     14.96% to   14.55%
   2004................................   518,404 12.55 to 11.96  6,394 1.45% to 1.80%    0.15%     13.49% to   13.09%
   2003................................   229,971 11.08 to 10.57  2,509 1.45% to 1.80%    0.22%     26.34% to   25.89%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2007................................    23,726 16.59 to 16.31    390 1.45% to 1.80%    6.24%      5.17% to    4.80%
   2006................................    13,774 15.77 to 12.36    216 1.45% to 2.10%    0.26%     12.17% to   11.43%
   2005................................    11,160 14.06 to 12.65    157 1.45% to 1.70%    0.00%     18.93% to   18.63%
   2004................................       624 11.82 to 10.67      8 1.45% to 1.70%    0.00%      0.00% to  (0.44)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets       Expenses as a  Investment
                                                 --------------------- % of Average     Income          Total
                                         Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                       --------- -------------- ------ -------------- ---------- -------------------
 VIP Equity-Income Portfolio --
   Initial Class
   2007...............................    78,815 15.21 to 15.21  1,199 1.40% to 1.40%    1.95%       0.10% to  0.10%
   2006...............................   124,294 15.19 to 15.19  1,888 1.40% to 1.40%    4.53%      18.52% to 18.52%
   2005...............................   172,214 12.82 to 12.82  2,208 1.40% to 1.40%    2.06%       4.39% to  4.39%
   2004...............................   187,385 12.28 to 12.28  2,301 1.40% to 1.40%    1.56%       9.97% to  9.97%
   2003...............................   197,885 11.17 to 11.17  2,210 1.40% to 1.40%    1.82%      28.51% to 28.51%
 VIP Equity-Income Portfolio --
   Service Class 2
   2007............................... 1,070,884  9.64 to  9.38 13,459 1.15% to 2.55%    2.64%   (45.31)% to (9.14)%
   2006...............................   669,782 13.03 to 12.16  8,918 1.45% to 2.10%    4.24%      18.20% to 17.42%
   2005...............................   651,537 12.49 to 10.36  7,340 1.45% to 1.85%    1.75%       4.04% to  3.65%
   2004...............................   569,801 12.04 to 10.52  6,164 1.45% to 1.80%    1.15%       9.62% to  9.23%
   2003...............................   338,487 10.05 to  9.62  3,328 1.45% to 1.80%    0.98%      28.14% to  7.69%
 VIP Growth & Income Portfolio --
   Initial Class
   2007...............................    41,008 13.71 to 13.71    562 1.40% to 1.40%    4.94%     10.55% to  10.55%
   2006...............................    74,507 12.40 to 12.40    924 1.40% to 1.40%    0.96%     11.60% to  11.60%
   2005...............................    96,118 11.11 to 11.11  1,068 1.40% to 1.40%    1.52%      6.13% to   6.13%
   2004...............................   108,648 10.47 to 10.47  1,138 1.40% to 1.40%    0.90%      4.31% to   4.31%
   2003...............................   116,496 10.04 to 10.04  1,169 1.40% to 1.40%    1.18%     22.05% to  22.05%
 VIP Growth & Income Portfolio --
   Service Class 2
   2007...............................   278,837 12.76 to 13.12  3,625 1.45% to 1.80%    4.09%     10.23% to   9.83%
   2006...............................   296,700 11.58 to 11.93  3,505 1.45% to 2.10%    0.70%     11.22% to  10.49%
   2005...............................   305,237 11.57 to 10.31  3,242 1.45% to 1.80%    1.22%      5.85% to   5.47%
   2004...............................   260,302 10.96 to  9.76  2,615 1.45% to 1.80%    0.56%      3.99% to   3.62%
   2003...............................   127,353  9.89 to  9.41  1,224 1.45% to 1.80%    0.85%     21.66% to  21.22%
 VIP Growth Opportunities Portfolio
   -- Initial Class
   2007...............................    30,097 11.00 to 11.00    331 1.40% to 1.40%    0.00%     21.45% to  21.45%
   2006...............................    46,104  9.06 to  9.06    418 1.40% to 1.40%    0.74%      3.98% to   3.98%
   2005...............................    60,379  8.71 to  8.71    526 1.40% to 1.40%    0.93%      7.37% to   7.37%
   2004...............................    69,551  8.11 to  8.11    564 1.40% to 1.40%    0.56%      5.69% to   5.69%
   2003...............................    91,860  7.68 to  7.68    705 1.40% to 1.40%    0.78%     28.06% to  28.06%
 VIP Growth Portfolio -- Initial Class
   2007...............................    73,108 13.65 to 13.65    998 1.40% to 1.40%    0.93%     25.18% to  25.18%
   2006...............................   101,370 10.90 to 10.90  1,105 1.40% to 1.40%    0.41%      5.36% to   5.36%
   2005...............................   128,725 10.35 to 10.35  1,332 1.40% to 1.40%    0.51%      4.32% to   4.32%
   2004...............................   150,434  9.92 to  9.92  1,492 1.40% to 1.40%    0.27%      1.93% to   1.93%
   2003...............................   167,788  9.73 to  9.73  1,633 1.40% to 1.40%    0.28%     30.99% to  30.99%
 VIP Growth Portfolio -- Service
   Class 2
   2007...............................   203,223 11.05 to 13.41  2,367 1.45% to 2.10%    0.46%     24.81% to  23.99%
   2006...............................   221,605  8.85 to 10.82  2,071 1.45% to 2.10%    0.16%      5.03% to   4.34%
   2005...............................   229,870 11.12 to  8.35  2,037 1.45% to 1.85%    0.25%      3.98% to   3.61%
   2004...............................   223,397 10.72 to  8.05  1,914 1.45% to 1.80%    0.11%      1.63% to   1.27%
   2003...............................   134,614  8.88 to  7.93  1,133 1.45% to 1.80%    0.09%     30.62% to  30.16%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets       Expenses as a  Investment
                                               --------------------- % of Average     Income          Total
                                       Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                     --------- -------------- ------ -------------- ---------- --------------------
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2007.............................   347,294 10.09 to 10.04  3,497 1.15% to 2.55%    0.10%      16.01% to   0.55%
 VIP Mid Cap Portfolio -- Service
   Class 2
   2007.............................   932,561  9.78 to 10.55 18,948 1.15% to 2.55%    0.60%   (38.24)% to    8.25%
   2006.............................   828,300 22.09 to 12.19 15,885 1.40% to 2.10%    1.17%     10.84% to   10.05%
   2005.............................   727,992 19.93 to 11.09 12,602 1.40% to 1.85%    0.00%     16.37% to   10.86%
   2004.............................   389,465 17.13 to 13.15  5,774 1.40% to 1.80%    0.00%     22.91% to   22.41%
   2003.............................   243,437 13.94 to 11.89  2,946 1.40% to 1.80%    0.21%     39.35% to   35.77%
 VIP Overseas Portfolio -- Initial
   Class
   2007.............................    39,584 16.41 to 16.41    650 1.40% to 1.40%    3.25%     15.66% to   15.66%
   2006.............................    57,246 14.19 to 14.19    812 1.40% to 1.40%    1.60%     16.43% to   16.43%
   2005.............................    65,193 12.19 to 12.19    794 1.40% to 1.40%    1.18%     17.39% to   17.39%
   2004.............................    73,980 10.38 to 10.38    768 1.40% to 1.40%    1.20%     12.04% to   12.04%
   2003.............................    80,335  9.26 to  9.26    744 1.40% to 1.40%    0.82%     41.37% to   41.37%
 VIP Value Strategies Portfolio --
   Service Class 2
   2007.............................    33,726 13.52 to 13.34    454 1.45% to 1.80%    6.67%      3.90% to    3.53%
   2006.............................    22,966 13.01 to 11.65    298 1.45% to 2.10%    1.92%     14.33% to   13.58%
   2005.............................    23,798 11.38 to 11.33    271 1.45% to 1.70%    0.09%      0.95% to    0.69%
   2004.............................    11,647 11.27 to 11.25    131 1.45% to 1.70%    0.00%     12.74% to   12.55%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities Fund --
   Class 2 Shares
   2007............................. 8,556,750 12.40 to  9.63 97,169 1.45% to 2.55%    3.41%     3.33% to   (5.51)%
   2006............................. 2,999,655 12.13 to 11.29 34,118 1.45% to 2.10%    2.54%     16.53% to   15.76%
   2005.............................   380,704 10.41 to  9.75  3,812 1.45% to 2.10%    0.04%      4.07% to  (2.48)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2 Shares
   2007.............................    46,099 14.93 to 10.42    662 1.45% to 1.95%    0.82%      4.68% to    4.18%
   2006.............................    82,175 14.27 to 10.90  1,037 1.45% to 1.85%    0.70%      9.29% to    8.85%
   2005.............................    27,455 13.05 to 12.99    358 1.45% to 1.60%    0.57%    (0.40)% to  (0.55)%
   2004.............................    19,546 13.11 to 13.06    255 1.45% to 1.60%    0.43%      6.37% to    6.21%
   2003.............................     7,110 12.32 to 12.30     87 1.45% to 1.60%    0.30%     25.11% to   24.92%
 Franklin Templeton VIP Founding
   Funds Allocation Fund -- Class 2
   Shares
   2007.............................   805,962  9.92 to  9.88  7,970 1.45% to 2.55%    0.00%     (2.52)% to (3.43)%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2007.............................   371,527 17.38 to 10.99  5,631 1.45% to 2.20%    2.25%      1.97% to    1.19%
   2006.............................   223,286 17.04 to 12.40  3,155 1.45% to 1.85%    1.19%     16.67% to   16.20%
   2005.............................    33,351 14.61 to 14.44    485 1.45% to 1.80%    0.94%      8.96% to    8.57%
   2004.............................    27,794 13.41 to 13.30    371 1.45% to 1.80%    0.78%     11.00% to   10.61%
   2003.............................    11,623 12.08 to 12.02    141 1.45% to 1.80%    0.50%     23.33% to   22.90%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                   Net Assets      Expenses as a  Investment
                                              -------------------- % of Average     Income          Total
                                       Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                      ------- -------------- ----- -------------- ---------- --------------------
 Templeton Foreign Securities Fund --
   Class 1 Shares
   2007..............................   5,660 15.26 to 15.26    86 1.40% to 1.40%    2.39%     14.16% to   14.16%
   2006..............................   9,537 13.37 to 13.37   127 1.40% to 1.40%    1.46%     20.00% to   20.00%
   2005..............................   3,684 11.14 to 11.14    41 1.40% to 1.40%    1.40%      8.94% to    8.94%
 Templeton Foreign Securities Fund --
   Class 2 Shares
   2007.............................. 341,692 21.54 to 12.18 5,688 1.45% to 2.20%    2.13%     13.77% to   12.90%
   2006.............................. 190,711 18.93 to 12.96 3,124 1.45% to 1.85%    1.19%     19.69% to   19.20%
   2005..............................  90,508 15.82 to 15.63 1,424 1.45% to 1.80%    1.14%      8.58% to    8.19%
   2004..............................  78,991 14.57 to 14.45 1,147 1.45% to 1.80%    1.06%     16.81% to   16.40%
   2003..............................  44,437 12.47 to 12.41   553 1.45% to 1.80%    0.05%     30.30% to   29.84%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2007..............................  40,256 19.77 to 19.40   792 1.45% to 1.80%   17.82%      8.41% to    8.02%
   2006..............................  30,427 18.24 to 12.29   553 1.45% to 1.85%    6.66%     19.36% to   18.88%
   2005..............................  24,283 15.28 to 15.10   370 1.45% to 1.80%    2.78%      2.06% to    1.70%
   2004..............................   8,402 14.97 to 14.85   125 1.45% to 1.80%    2.89%     14.04% to   13.64%
   2003..............................   2,370 13.13 to 13.07    32 1.45% to 1.80%    1.27%     30.04% to   29.58%
 Templeton Global Income Securities
   Fund -- Class 1 Shares
   2007..............................   7,313 11.87 to 11.87    87 1.40% to 1.40%    3.59%      9.71% to    9.71%
   2006..............................  16,256 10.82 to 10.82   176 1.40% to 1.40%    3.20%     11.56% to   11.56%
   2005..............................  22,046  9.70 to  9.70   214 1.40% to 1.40%    2.36%    (4.27)% to  (4.27)%
   2004..............................     395 10.13 to 10.13     4 1.40% to 1.40%    0.00%      1.28% to    1.28%
 Templeton Growth Securities Fund --
   Class 2 Shares
   2007.............................. 185,703 11.15 to 11.08 2,066 1.45% to 1.80%    1.50%      0.86% to    0.49%
   2006..............................  40,008 11.05 to 10.98   442 1.45% to 2.45%    0.33%     10.55% to    9.80%
GE Investments Funds, Inc.
 Income Fund
   2007.............................. 317,169 13.99 to 11.60 3,774 1.40% to 1.80%    5.76%      3.35% to    2.93%
   2006.............................. 571,907 13.54 to 10.19 6,423 1.40% to 2.10%    6.48%      2.92% to    2.18%
   2005.............................. 347,018 13.15 to 10.21 3,986 1.40% to 1.80%    4.97%      0.61% to    0.21%
   2004.............................. 361,702 13.07 to 10.18 4,152 1.40% to 1.80%    5.88%      1.97% to    1.56%
   2003.............................. 230,598 12.82 to 10.81 2,692 1.40% to 1.80%    6.61%      2.15% to    1.73%
 International Equity Fund
   2007..............................  13,233 16.63 to 16.63   220 1.40% to 1.40%    1.73%     21.25% to   21.25%
   2006..............................  14,355 13.72 to 13.72   197 1.40% to 1.40%    1.10%     22.95% to   22.95%
   2005..............................  15,925 11.16 to 11.16   178 1.40% to 1.40%    1.03%     16.55% to   16.55%
   2004..............................  22,411  9.57 to  9.57   215 1.40% to 1.40%    1.06%     14.23% to   14.23%
   2003..............................  26,855  8.38 to  8.38   225 1.40% to 1.40%    0.86%     35.98% to   35.98%
 Mid-Cap Equity Fund
   2007.............................. 475,563  9.75 to 10.21 6,953 1.15% to 2.55%    2.22%   (43.45)% to    3.13%
   2006.............................. 376,443 17.79 to 11.12 5,515 1.40% to 2.10%    1.52%      6.89% to    6.13%
   2005.............................. 406,786 16.64 to 10.49 5,654 1.40% to 1.85%    2.60%     10.18% to    4.91%
   2004.............................. 386,807 15.11 to 11.91 4,924 1.40% to 1.80%    1.12%     14.40% to   13.94%
   2003.............................. 348,239 13.21 to 10.45 3,932 1.40% to 1.80%    1.57%     31.08% to   30.55%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                             Net Assets       Expenses as a  Investment
                                       ---------------------- % of Average     Income          Total
                               Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                             --------- -------------- ------- -------------- ---------- --------------------
 Money Market Fund
   2007..................... 7,478,410 12.09 to 10.44  11,295 1.40% to 2.20%    4.78%      3.45% to    2.60%
   2006..................... 6,001,548 11.69 to 10.30   9,298 1.40% to 2.10%    4.54%      3.17% to    2.43%
   2005..................... 4,481,391 11.33 to  0.99   6,895 1.40% to 1.85%    2.76%      1.37% to    0.69%
   2004..................... 3,989,644 11.18 to  0.98   6,254 1.40% to 1.80%    1.00%    (0.46)% to  (0.86)%
   2003..................... 2,334,195 11.23 to  0.99   4,517 1.40% to 1.80%    0.79%    (0.63)% to  (1.03)%
 Premier Growth Equity Fund
   2007.....................   163,769 10.21 to 11.13   1,819 1.40% to 1.80%    0.42%      3.86% to    3.43%
   2006.....................   240,727  9.83 to 10.72   2,512 1.40% to 2.10%    0.41%      7.55% to    6.78%
   2005.....................   293,875 11.13 to  9.14   2,829 1.40% to 1.80%    0.37%   (0.12)% to   (0.53)%
   2004.....................   308,207 11.17 to  9.15   2,920 1.40% to 1.80%    0.65%      5.53% to    5.11%
   2003.....................   298,708  9.64 to  8.67   2,661 1.40% to 1.80%    0.19%     27.11% to   26.60%
 Real Estate Securities Fund
   2007.....................   184,849 26.60 to 19.42   3,739 1.40% to 1.80%    6.36%   (16.06)% to (16.40)%
   2006.....................   197,475 31.69 to 13.26   4,802 1.40% to 2.10%    2.92%     31.17% to   30.24%
   2005.....................   191,031 24.16 to 14.85   3,569 1.40% to 1.80%    6.63%     10.22% to    9.78%
   2004.....................   137,678 21.92 to 13.51   2,430 1.40% to 1.80%    6.94%     30.51% to   29.99%
   2003.....................    74,748 16.79 to 12.46   1,082 1.40% to 1.80%    9.97%     35.46% to   24.62%
 S&P 500(R) Index Fund
   2007..................... 3,517,982  9.69 to  9.82  42,063 1.15% to 2.55%    1.73%   (53.88)% to  (2.71)%
   2006..................... 3,485,365 12.17 to 11.52  40,507 1.40% to 2.10%    1.68%     13.82% to   13.01%
   2005..................... 3,620,472 11.98 to  9.85  37,084 1.40% to 1.80%    1.73%      3.05% to    2.63%
   2004..................... 3,112,538 11.66 to  9.58  31,124 1.40% to 1.80%    2.03%      8.91% to    8.47%
   2003..................... 2,052,888  9.53 to  8.82  18,994 1.40% to 1.80%    1.60%     26.48% to   25.97%
 Small-Cap Equity Fund
   2007.....................   400,457 17.74 to 11.34   5,981 1.40% to 1.85%    3.04%      0.95% to    0.48%
   2006.....................   427,366 17.58 to 11.25   6,337 1.40% to 2.10%    0.78%     11.69% to   10.89%
   2005.....................   412,644 15.74 to 12.45   5,519 1.40% to 1.80%    1.09%      8.00% to    7.57%
   2004.....................   380,119 14.57 to 11.57   4,710 1.40% to 1.80%    5.83%     13.53% to   13.08%
   2003.....................   351,784 12.83 to 10.23   3,857 1.40% to 1.80%    0.08%     28.33% to   21.88%
 Total Return Fund -- Class 1 Shares
   2007..................... 2,365,482 16.40 to 12.50  34,267 1.40% to 2.10%    2.44%     10.11% to    9.32%
   2006..................... 2,336,793 14.89 to 11.44  30,823 1.40% to 2.10%    1.96%     12.16% to   11.37%
   2005..................... 1,810,784 13.28 to 10.27  21,850 1.40% to 2.10%    2.28%      2.80% to    1.81%
   2004.....................   728,066 12.99 to 11.21   8,902 1.40% to 1.80%    2.48%     10.33% to    6.24%
   2003.....................   130,149 12.18 to 11.41   1,538 1.40% to 1.80%    1.76%     18.63% to   14.09%
 Total Return Fund -- Class 3 Shares
   2007..................... 8,909,381 11.67 to 10.42 101,761 1.40% to 2.55%    3.58%      9.89% to    6.37%
   2006..................... 2,539,286 10.62 to 10.55  26,848 1.40% to 2.45%    4.45%      6.24% to    5.49%
 U.S. Equity Fund
   2007.....................   143,327 14.11 to 12.17   1,768 1.40% to 1.80%    0.81%      6.49% to    6.06%
   2006.....................   237,436 13.25 to 11.47   2,860 1.40% to 2.10%    1.37%     14.50% to   13.69%
   2005.....................   283,750 11.57 to  9.53   3,031 1.40% to 1.80%    1.08%      1.08% to    0.67%
   2004.....................   340,993 11.45 to  9.46   3,690 1.40% to 1.80%    1.35%      6.65% to    6.22%
   2003.....................   347,925 10.74 to  8.89   3,554 1.40% to 1.80%    0.93%     21.55% to   21.06%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- -------------------
 Value Equity Fund
   2007............................... 163,427 12.70 to 13.19 2,133 1.45% to 1.80%    1.91%     8.49% to    8.11%
   2006............................... 179,951 11.71 to 11.74 2,167 1.45% to 2.10%    1.85%    16.15% to   15.38%
   2005............................... 179,238 11.83 to  9.99 1,863 1.45% to 1.80%    1.29%     2.56% to    2.19%
   2004............................... 162,869 11.56 to  9.76 1,657 1.45% to 1.80%    1.31%     7.98% to    7.60%
   2003............................... 135,429  9.62 to  9.06 1,275 1.45% to 1.80%    1.85%    22.26% to   21.82%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income
   Fund
   2007...............................  15,174 12.97 to 12.97   197 1.40% to 1.40%    2.81%     0.07% to    0.07%
   2006...............................  25,952 12.96 to 12.96   336 1.40% to 1.40%    1.42%    20.92% to   20.92%
   2005...............................  48,438 10.72 to 10.72   519 1.40% to 1.40%    1.67%     2.48% to    2.48%
   2004...............................  47,728 10.46 to 10.46   499 1.40% to 1.40%    1.57%    17.13% to   17.13%
   2003...............................  50,734  8.93 to  8.93   453 1.40% to 1.40%    1.45%    22.62% to   22.62%
 Goldman Sachs Mid Cap Value Fund
   2007...............................  91,608 25.69 to 11.78 1,694 1.40% to 2.10%    2.96%     1.75% to    1.02%
   2006............................... 121,653 25.25 to 11.66 2,488 1.40% to 2.10%    2.89%    14.54% to   13.73%
   2005............................... 118,616 22.04 to 10.27 2,311 1.40% to 1.85%    3.15%    13.89% to    2.67%
   2004...............................  95,801 19.81 to 19.81 1,898 1.40% to 1.40%    4.39%    24.12% to   24.12%
   2003............................... 106,801 15.96 to 15.96 1,705 1.40% to 1.40%    0.91%    26.60% to   26.60%
J.P. Morgan Series Trust II
 Bond Portfolio
   2007............................... 178,732 11.12 to 10.17 1,972 1.45% to 1.85%    6.89%   (0.15)% to  (0.56)%
   2006............................... 178,097 11.13 to 10.23 1,970 1.45% to 1.85%    4.13%     2.63% to    2.22%
   2005............................... 174,160 10.85 to 10.72 1,880 1.45% to 1.80%    4.36%     1.32% to    0.97%
   2004............................... 119,093 10.71 to 10.62 1,271 1.45% to 1.80%    3.39%     2.78% to    2.41%
   2003...............................  31,821 10.42 to 10.37   331 1.45% to 1.80%    0.63%     2.21% to    1.85%
 International Equity Portfolio
   2007...............................  24,636 21.25 to 14.27   519 1.45% to 1.85%    0.94%     7.74% to    7.30%
   2006...............................  18,670 19.73 to 13.29   365 1.45% to 1.85%    0.75%    20.27% to   19.79%
   2005...............................  10,475 16.40 to 16.21   171 1.45% to 1.80%    0.72%     9.09% to    8.71%
   2004...............................   6,873 14.98 to 14.91   102 1.60% to 1.80%    0.48%    16.48% to   16.24%
   2003...............................   1,923 12.86 to 12.83    24 1.60% to 1.80%    0.00%    30.33% to   30.06%
 Mid Cap Value Portfolio
   2007............................... 181,666 19.38 to 11.62 3,485 1.45% to 1.85%    2.35%     0.96% to    0.55%
   2006............................... 189,170 19.20 to 11.55 3,600 1.45% to 1.85%    1.75%    15.15% to   14.68%
   2005............................... 186,166 16.67 to 16.48 3,090 1.45% to 1.80%    0.96%     7.63% to    7.25%
   2004............................... 141,948 15.49 to 15.36 2,191 1.45% to 1.80%    0.56%    19.30% to   18.88%
   2003...............................  64,936 12.98 to 12.92   842 1.45% to 1.80%    0.31%    27.75% to   27.30%
 Small Company Portfolio
   2007...............................  23,380 17.34 to 17.01   402 1.45% to 1.80%    0.51%   (7.04)% to  (7.38)%
   2006...............................  25,985 18.65 to 11.24   482 1.45% to 1.85%    0.78%    13.34% to   12.88%
   2005...............................  27,264 16.45 to 16.26   446 1.45% to 1.80%    0.00%     1.92% to    1.56%
   2004...............................  22,184 16.14 to 16.01   358 1.45% to 1.80%    0.00%    25.33% to   24.88%
   2003...............................   7,495 12.88 to 12.82    96 1.45% to 1.80%    0.00%    34.01% to   33.53%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                          ------- -------------- ----- -------------- ---------- --------------------
 U.S. Large Cap Core Equity Portfolio
   2007..................................  12,487 15.38 to 15.09   190 1.45% to 1.80%    1.08%      0.18% to  (0.18)%
   2006..................................  12,949 15.35 to 11.50   197 1.45% to 1.85%    1.01%     14.89% to   14.42%
   2005..................................  13,739 13.36 to 13.21   182 1.45% to 1.80%    1.17%    (0.12)% to  (0.47)%
   2004..................................  12,717 13.38 to 13.27   169 1.45% to 1.80%    0.83%      7.90% to    0.00%
   2003..................................   4,374 12.40 to 12.37    54 1.45% to 1.60%    0.00%     26.28% to   26.09%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2007.................................. 141,408 17.81 to 17.81 2,518 1.40% to 1.40%    2.47%      8.98% to    8.98%
   2006.................................. 193,839 16.34 to 16.34 3,168 1.40% to 1.40%    1.99%      9.17% to    9.17%
   2005.................................. 280,281 14.97 to 14.97 4,195 1.40% to 1.40%    2.20%      6.45% to    6.45%
   2004.................................. 349,565 14.06 to 14.06 4,916 1.40% to 1.40%    2.20%      7.01% to    7.01%
   2003.................................. 390,966 13.14 to 13.14 5,138 1.40% to 1.40%    2.19%     12.46% to   12.46%
 Balanced Portfolio -- Service Shares
   2007.................................. 731,461 13.41 to 10.30 9,276 1.45% to 2.55%    2.34%      8.68% to    4.51%
   2006.................................. 535,990 12.34 to 11.22 6,602 1.45% to 2.10%    1.97%      8.82% to    8.10%
   2005.................................. 514,022 11.66 to 10.38 5,855 1.45% to 2.10%    2.07%      6.10% to    3.81%
   2004.................................. 526,294 11.02 to 10.61 5,668 1.45% to 1.80%    2.34%      6.72% to    6.34%
   2003.................................. 472,214 10.17 to  9.96 4,769 1.45% to 1.80%    1.98%     12.07% to   11.68%
 Flexible Bond Portfolio -- Institutional
   Shares
   2007..................................  15,368 14.57 to 14.57   224 1.40% to 1.40%    4.56%      5.53% to    5.53%
   2006..................................  22,072 13.81 to 13.81   305 1.40% to 1.40%    4.71%      2.76% to    2.76%
   2005..................................  27,043 13.44 to 13.44   363 1.40% to 1.40%    5.40%      0.58% to    0.58%
   2004..................................  29,300 13.36 to 13.36   391 1.40% to 1.40%    5.70%      2.51% to    2.51%
   2003..................................  32,282 13.03 to 13.03   421 1.40% to 1.40%    4.80%      4.91% to    4.91%
 Forty Portfolio -- Institutional Shares
   2007.................................. 132,400 21.96 to 21.96 2,908 1.40% to 1.40%    0.32%     35.07% to   35.07%
   2006.................................. 187,346 16.26 to 16.26 3,047 1.40% to 1.40%    0.33%      7.82% to    7.82%
   2005.................................. 253,827 15.08 to 15.08 3,828 1.40% to 1.40%    0.21%     11.27% to   11.27%
   2004.................................. 283,037 13.55 to 13.55 3,836 1.40% to 1.40%    0.25%     16.57% to   16.57%
   2003.................................. 298,587 11.63 to 11.63 3,472 1.40% to 1.40%    0.48%     18.85% to   18.85%
 Forty Portfolio -- Service Shares
   2007.................................. 394,414  9.93 to 12.56 5,860 1.15% to 2.55%    0.21%   (12.17)% to   40.38%
   2006.................................. 162,268 11.68 to 11.15 1,844 1.45% to 2.10%    0.20%      7.54% to    6.83%
   2005..................................  56,708 12.82 to 10.76   627 1.45% to 1.80%    0.01%     10.93% to   10.54%
   2004..................................  50,273 11.58 to  9.72   504 1.45% to 1.80%    0.03%     16.26% to   15.85%
   2003..................................  26,887  9.97 to  8.38   235 1.45% to 1.80%    0.28%     18.49% to   18.07%
 Global Life Sciences Portfolio --
   Service Shares
   2007..................................   8,927 13.78 to 14.50   126 1.45% to 1.80%    0.00%     19.93% to   19.50%
   2006..................................  14,199 11.49 to 12.13   166 1.45% to 1.80%    0.00%      4.80% to    4.42%
   2005..................................  15,363 11.71 to 10.86   171 1.45% to 1.80%    0.00%     10.70% to   10.31%
   2004..................................  15,691 10.59 to  9.83   158 1.45% to 1.80%    0.00%     12.57% to   12.17%
   2003..................................  19,251  9.42 to  8.75   171 1.45% to 1.80%    0.00%     24.36% to   23.92%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income          Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                        ------- -------------- ----- -------------- ---------- -------------------
 Global Technology Portfolio -- Service
   Shares
   2007................................   4,628  9.26 to 11.72    53 1.45% to 1.80%    0.29%    19.92% to   19.50%
   2006................................   7,179  7.72 to  9.81    67 1.45% to 1.80%    0.00%     6.27% to    5.89%
   2005................................   8,241  9.33 to  7.20    72 1.45% to 1.80%    0.00%     9.94% to    9.55%
   2004................................  10,494  8.50 to  6.56    83 1.45% to 1.80%    0.00%   (0.89)% to  (1.24)%
   2003................................  10,145  8.59 to  6.63    78 1.45% to 1.80%    0.00%    44.35% to   43.84%
 International Growth Portfolio --
   Institutional Shares
   2007................................  56,741 28.72 to 28.72 1,630 1.40% to 1.40%    0.58%    26.51% to   26.51%
   2006................................  80,323 22.70 to 22.70 1,823 1.40% to 1.40%    1.86%    44.97% to   44.97%
   2005................................ 113,239 15.66 to 15.66 1,773 1.40% to 1.40%    1.20%    30.45% to   30.45%
   2004................................ 124,062 12.00 to 12.00 1,489 1.40% to 1.40%    0.91%    17.28% to   17.28%
   2003................................ 130,958 10.23 to 10.23 1,340 1.40% to 1.40%    1.23%    33.03% to   33.03%
 International Growth Portfolio --
   Service Shares
   2007................................  56,739 23.01 to 26.44 1,410 1.45% to 1.80%    0.45%    26.15% to   25.70%
   2006................................  61,529 18.24 to 17.84 1,214 1.45% to 2.10%    1.85%    44.51% to   43.56%
   2005................................  71,241 16.64 to 12.50   975 1.45% to 1.80%    1.08%    30.03% to   29.57%
   2004................................  78,224 12.83 to  9.64   825 1.45% to 1.80%    0.93%    16.97% to   16.55%
   2003................................  58,962  9.71 to  8.25   541 1.45% to 1.80%    1.00%    32.58% to   32.11%
 Large Cap Growth Portfolio --
   Institutional Shares
   2007................................  99,462 12.32 to 12.32 1,225 1.40% to 1.40%    0.67%    13.47% to   13.47%
   2006................................ 157,207 10.85 to 10.85 1,706 1.40% to 1.40%    0.46%     9.82% to    9.82%
   2005................................ 202,244  9.88 to  9.88 1,999 1.40% to 1.40%    0.34%     2.83% to    2.83%
   2004................................ 221,060  9.61 to  9.61 2,125 1.40% to 1.40%    0.14%     3.05% to    3.05%
   2003................................ 239,349  9.33 to  9.33 2,232 1.40% to 1.40%    0.09%    29.89% to   29.89%
 Large Cap Growth Portfolio -- Service
   Shares
   2007................................  30,330  9.90 to 11.73   322 1.45% to 1.80%    0.52%    13.12% to   12.72%
   2006................................  36,152  8.75 to 10.41   325 1.45% to 1.80%    0.27%     9.53% to    9.14%
   2005................................  40,342  9.61 to  7.92   335 1.45% to 1.80%    0.13%     2.51% to    2.15%
   2004................................  44,074  9.39 to  7.74   361 1.45% to 1.80%    0.00%     2.69% to    2.33%
   2003................................  46,103  9.16 to  7.55   370 1.45% to 1.80%    0.00%    29.59% to   29.13%
 Mid Cap Growth Portfolio --
   Institutional Shares
   2007................................ 118,780 17.31 to 17.31 2,056 1.40% to 1.40%    0.19%    20.33% to   20.33%
   2006................................ 178,962 14.39 to 14.39 2,575 1.40% to 1.40%    0.00%    12.03% to   12.03%
   2005................................ 254,013 12.84 to 12.84 3,262 1.40% to 1.40%    0.00%    10.74% to   10.74%
   2004................................ 283,191 11.60 to 11.60 3,284 1.40% to 1.40%    0.00%    19.06% to   19.06%
   2003................................ 312,231  9.74 to  9.74 3,041 1.40% to 1.40%    0.00%    33.22% to   33.22%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income         Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)      Return(3)
                                       ------- -------------- ----- -------------- ---------- ------------------
 Mid Cap Growth Portfolio -- Service
   Shares
   2007...............................  18,858 13.00 to 17.71   274 1.45% to 1.80%    0.06%   19.97% to   19.54%
   2006...............................  30,009 10.84 to 14.82   355 1.45% to 1.80%    0.00%   11.67% to   11.27%
   2005...............................  31,390 13.42 to  9.62   335 1.45% to 1.80%    0.00%   10.41% to   10.02%
   2004...............................  41,831 12.17 to  8.73   394 1.45% to 1.80%    0.00%   18.73% to   18.31%
   2003...............................  33,173 10.27 to  7.37   266 1.45% to 1.80%    0.00%   32.81% to   32.34%
 Worldwide Growth Portfolio --
   Institutional Shares
   2007............................... 121,252 12.48 to 12.48 1,513 1.40% to 1.40%    0.72%    8.09% to    8.09%
   2006............................... 153,878 11.54 to 11.54 1,776 1.40% to 1.40%    1.71%   16.56% to   16.56%
   2005............................... 195,583  9.90 to  9.90 1,937 1.40% to 1.40%    1.37%    4.39% to    4.39%
   2004............................... 214,028  9.49 to  9.49 2,030 1.40% to 1.40%    1.02%    3.31% to    3.31%
   2003............................... 224,455  9.18 to  9.18 2,061 1.40% to 1.40%    1.09%   22.26% to   22.26%
 Worldwide Growth Portfolio -- Service
   Shares
   2007...............................  50,040 10.23 to 11.78   552 1.45% to 1.80%    0.53%    7.77% to    7.38%
   2006...............................  62,163  9.49 to 10.97   634 1.45% to 1.80%    1.59%   16.23% to   15.82%
   2005...............................  81,215  9.54 to  8.09   722 1.45% to 1.80%    1.26%    4.04% to    3.67%
   2004...............................  79,183  9.19 to  7.79   675 1.45% to 1.80%    0.89%    3.01% to    2.65%
   2003...............................  89,207  8.93 to  7.58   741 1.45% to 1.80%    0.91%   21.89% to   21.46%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Balanced
   Portfolio 1
   2007...............................   4,232 11.21 to 11.18    47 1.45% to 1.60%    1.27%    4.59% to    4.43%
   2006...............................     733 10.71 to 10.66     8 1.45% to 2.20%    0.00%    7.14% to    6.59%
 JPMorgan Insurance Trust Core Bond
   Portfolio 1
   2007............................... 144,682 10.94 to 10.80 1,553 1.45% to 2.20%    4.62%    3.96% to    4.76%
   2006...............................  84,908 10.44 to 10.39   883 1.45% to 2.20%    0.00%    4.40% to    3.87%
 JPMorgan Insurance Trust Diversified
   Equity Portfolio 1
   2007...............................  65,693 11.98 to 11.83   762 1.45% to 2.20%    0.13%    8.84% to    8.01%
 JPMorgan Insurance Trust Diversified
   Mid Cap Growth Portfolio 1
   2007...............................   3,588 11.56 to 11.49    41 1.45% to 1.80%    1.80%   15.53% to   15.12%
   2006...............................     229 10.00 to  9.95     2 1.45% to 2.20%    0.00%    0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity Index
   Portfolio 1
   2007...............................  49,360 11.26 to 11.12   539 1.45% to 2.20%    0.10%    3.56% to    2.77%
 JPMorgan Insurance Trust Government
   Bond Portfolio 1
   2007............................... 126,899 11.06 to 10.92 1,374 1.45% to 2.20%    5.15%    5.92% to    5.11%
   2006...............................  82,767 10.44 to 10.39   861 1.45% to 2.20%    0.00%    4.44% to    3.92%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                           ------ -------------- ----- -------------- ---------- -------------------
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio 1
   2007................................... 78,091 11.24 to 11.10   866 1.45% to 2.20%    0.00%     9.92% to    9.08%
 JPMorgan Insurance Trust Intrepid Mid Cap
   Portfolio 1
   2007................................... 78,269 10.42 to 10.29   805 1.45% to 2.20%    0.28%     1.37% to    0.59%
   2006...................................  6,621 10.28 to 10.23    68 1.45% to 2.20%    0.00%     2.79% to    2.27%
Legg Mason Partners Variable Equity Trust
 Legg Mason Partners Variable Aggressive
   Growth Portfolio -- Class II
   2007................................... 83,475 15.72 to 11.44 1,221 1.45% to 2.10%    0.00%   (1.10)% to  (1.75)%
   2006................................... 81,172 15.90 to 11.65 1,200 1.45% to 2.10%    0.00%     9.14% to    8.43%
   2005................................... 27,586 14.57 to 12.46   396 1.45% to 1.80%    0.00%     8.06% to    7.68%
   2004................................... 15,176 13.48 to 11.56   203 1.45% to 1.80%    0.00%     7.21% to    6.83%
   2003...................................  2,529 12.56 to 12.54    32 1.60% to 1.80%    0.00%    25.61% to   25.44%
 Legg Mason Partners Variable Capital
   and Income Portfolio -- Class I
   2007................................... 10,652 10.02 to 10.02   107 1.40% to 1.40%    4.18%     0.27% to    0.27%
   2006...................................  9,139 13.49 to 13.49   123 1.40% to 1.40%    1.84%    10.99% to   10.99%
   2005................................... 12,380 12.15 to 12.15   150 1.40% to 1.40%    2.19%     1.88% to    1.88%
   2004................................... 11,632 11.93 to 11.93   139 1.40% to 1.40%    2.20%     7.21% to    7.21%
   2003................................... 10,899 11.13 to 11.13   121 1.40% to 1.40%    1.64%    14.30% to   14.30%
 Legg Mason Partners Variable Capital
   and Income Portfolio -- Class II
   2007................................... 82,775 10.00 to  9.94   825 1.45% to 2.30%    4.38%     0.02% to  (0.84)%
   2006................................... 45,209 11.69 to 11.16   502 1.45% to 2.10%    3.43%    10.63% to    9.91%
   2005...................................  6,313 10.17 to 10.15    64 1.85% to 2.10%    2.96%     1.65% to    1.54%
 Legg Mason Partners Variable
   Fundamental Value Portfolio -- Class I
   2007................................... 63,837  9.50 to  9.48   606 1.45% to 1.85%    1.66%   (7.21)% to  (7.59)%
   2006................................... 38,949 16.36 to 11.86   596 1.45% to 2.10%    1.39%    16.17% to   15.41%
   2005................................... 36,647 14.08 to 10.28   476 1.45% to 1.85%    0.77%     2.85% to    1.96%
   2004................................... 22,865 13.77 to 11.41   299 1.45% to 1.70%    0.31%     6.51% to    6.24%
   2003...................................  2,967 12.93 to 12.92    38 1.45% to 1.60%    0.00%    29.33% to   29.20%
 Legg Mason Partners Variable Investors
   Portfolio -- Class I
   2007...................................  4,876 15.19 to 15.19    74 1.40% to 1.40%    0.59%     2.44% to    2.44%
   2006................................... 15,149 14.83 to 14.83   225 1.40% to 1.40%    1.59%    16.61% to   16.61%
   2005................................... 17,059 12.72 to 12.72   217 1.40% to 1.40%    1.20%     5.04% to    5.04%
   2004................................... 17,775 12.11 to 12.11   215 1.40% to 1.40%    1.43%     8.83% to    8.83%
   2003................................... 18,400 11.12 to 11.12   205 1.40% to 1.40%    1.45%    30.48% to   30.48%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets       Expenses as a  Investment
                                                 --------------------- % of Average     Income         Total
                                         Units     Unit Value    000s  Net Assets(1)   Ratio(2)      Return(3)
                                       --------- -------------- ------ -------------- ---------- ------------------
Legg Mason Partners Variable Income
  Trust
 Legg Mason Partners Variable
   Strategic Bond Portfolio -- Class I
   2007...............................     5,447 14.78 to 14.78     81 1.40% to 1.40%    2.86%    0.56% to    0.56%
   2006...............................    13,982 14.70 to 14.70    206 1.40% to 1.40%    4.86%    3.56% to    3.56%
   2005...............................    22,548 14.20 to 14.20    320 1.40% to 1.40%    6.17%    1.04% to    1.04%
   2004...............................    21,371 14.05 to 14.05    300 1.40% to 1.40%    4.63%    5.15% to    5.15%
   2003...............................    27,243 13.36 to 13.36    364 1.40% to 1.40%    7.70%   11.65% to   11.65%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
   -- Service Class Shares
   2007...............................   246,821  9.54 to 11.75  2,531 1.45% to 1.85%    0.08%    9.41% to    8.96%
   2006...............................   267,531  8.72 to 10.75  2,506 1.45% to 2.10%    0.00%    5.75% to    5.06%
   2005...............................   268,191 11.54 to  8.17  2,395 1.45% to 1.85%    0.14%    2.72% to    2.36%
   2004...............................   237,223 11.26 to  7.97  2,076 1.45% to 1.80%    0.00%    7.40% to    7.02%
   2003...............................   168,246  8.73 to  7.44  1,370 1.45% to 1.80%    0.00%   20.83% to   20.40%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2007...............................   316,313 11.68 to 12.61  3,859 1.45% to 1.80%    0.59%    8.43% to    8.04%
   2006...............................   331,356 10.77 to 11.48  3,735 1.45% to 2.10%    0.27%   11.06% to   10.33%
   2005...............................   375,666 12.27 to  9.61  3,829 1.45% to 1.80%    0.29%    5.48% to    5.10%
   2004...............................   272,593 11.66 to  9.13  2,679 1.45% to 1.80%    0.37%    9.51% to    9.13%
   2003...............................   136,000  9.23 to  8.35  1,224 1.45% to 1.80%    0.47%   20.07% to   19.64%
 MFS(R) New Discovery Series --
   Service Class Shares
   2007...............................   101,786 15.51 to 11.67  1,087 1.40% to 1.85%    2.33%    0.81% to    0.35%
   2006...............................   111,171 15.39 to 11.59  1,184 1.40% to 2.10%    0.00%   11.36% to   10.56%
   2005...............................   106,441 13.82 to  9.21  1,023 1.40% to 1.80%    0.00%    3.57% to    3.15%
   2004...............................   107,420 13.34 to  8.91  1,000 1.40% to 1.80%    0.00%    4.72% to    4.30%
   2003...............................    79,120 12.74 to  8.53    718 1.40% to 1.80%    0.00%   31.50% to   27.40%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2007...............................    62,597 12.65 to 12.42    788 1.45% to 1.80%    4.61%    1.91% to    1.55%
   2006...............................    57,222 12.42 to 10.41    707 1.45% to 1.85%    5.32%    4.85% to    4.43%
   2005...............................    47,786 11.84 to 11.70    564 1.45% to 1.80%    5.25%    0.15% to  (0.20)%
   2004...............................    20,000 11.82 to 11.73    236 1.45% to 1.80%    4.11%    5.98% to    5.61%
   2003...............................     8,082 11.16 to 11.10     91 1.45% to 1.80%    0.00%    8.50% to    8.12%
   MFS(R) Total Return Series --
     Service Class Shares
   2007............................... 1,147,271 14.29 to  9.73 13,201 1.45% to 2.55%    2.17%   2.42% to   (4.04)%
   2006...............................   663,906 13.95 to 10.95  7,790 1.45% to 2.10%    2.57%   10.01% to    9.29%
   2005...............................   364,230 12.68 to 10.02  3,960 1.45% to 2.10%    1.60%    3.13% to    0.22%
   2004...............................    53,407 12.54 to 12.44    668 1.45% to 1.80%    0.99%    9.42% to    9.03%
   2003...............................    17,846 11.46 to 11.41    204 1.45% to 1.80%    0.36%   14.32% to   13.92%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income         Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)      Return(3)
                                        ------- -------------- ----- -------------- ---------- -----------------
 MFS(R) Utilities Series --
   Service Class Shares
   2007................................ 248,119 19.15 to 24.96 5,436 1.45% to 1.80%    3.36%   25.70% to  25.25%
   2006................................ 228,573 15.24 to 13.56 4,011 1.45% to 2.10%    1.75%   29.07% to  28.22%
   2005................................ 148,613 15.97 to 11.69 2,009 1.45% to 1.80%    0.46%   14.89% to  14.48%
   2004................................ 108,178 13.93 to 10.20 1,254 1.45% to 1.80%    1.14%   27.96% to  27.51%
   2003................................  71,445 10.65 to  7.99   603 1.45% to 1.80%    2.09%   33.61% to  33.13%
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio
   2007................................  17,561 12.11 to 12.11   213 1.40% to 1.40%    0.13%   21.70% to  21.70%
   2006................................  22,942  9.95 to  9.95   228 1.40% to 1.40%    0.00%    5.70% to   5.70%
   2005................................  28,923  9.41 to  9.41   272 1.40% to 1.40%    0.00%    9.80% to   9.80%
   2004................................  34,223  8.57 to  8.57   293 1.40% to 1.40%    0.00%    5.12% to   5.12%
   2003................................  41,548  8.15 to  8.15   339 1.40% to 1.40%    0.00%   23.95% to  23.95%
 Old Mutual Large Cap Growth Portfolio
   2007................................  33,086 14.59 to 14.59   483 1.40% to 1.40%    0.14%   17.92% to  17.92%
   2006................................  42,161 12.38 to 12.38   522 1.40% to 1.40%    0.00%    4.07% to   4.07%
   2005................................  48,229 11.89 to 11.89   574 1.40% to 1.40%    0.00%    3.10% to   3.10%
   2004................................  60,955 11.53 to 11.53   703 1.40% to 1.40%    0.00%    7.42% to   7.42%
   2003................................  66,435 10.74 to 10.74   713 1.40% to 1.40%    0.00%   29.36% to  29.36%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA
   2007................................  47,193 15.72 to 15.72   742 1.40% to 1.40%    2.92%    2.33% to   2.33%
   2006................................  60,908 15.37 to 15.37   936 1.40% to 1.40%    2.69%    9.60% to   9.60%
   2005................................  63,804 14.02 to 14.02   895 1.40% to 1.40%    1.75%    2.44% to   2.44%
   2004................................  65,972 13.69 to 13.69   903 1.40% to 1.40%    1.04%    8.56% to   8.56%
   2003................................  68,551 12.61 to 12.61   864 1.40% to 1.40%    3.08%   23.21% to  23.21%
 Oppenheimer Balanced Fund/VA --
   Service Shares
   2007................................ 608,007 12.46 to  9.69 6,923 1.45% to 2.55%    1.80%   2.94% to  (4.56)%
   2006................................ 289,515 12.22 to 10.88 3,362 1.45% to 2.10%    1.92%    9.25% to   8.54%
   2005................................ 116,613 11.19 to 10.02 1,277 1.45% to 2.10%    1.12%    2.17% to   0.23%
   2004................................  21,182 10.95 to 10.92   231 1.45% to 1.80%    0.00%    9.49% to   9.23%
 Oppenheimer Capital Appreciation Fund/
   VA
   2007................................  42,425 15.11 to 15.11   641 1.40% to 1.40%    0.27%   12.54% to  12.54%
   2006................................  76,363 13.43 to 13.43 1,025 1.40% to 1.40%    0.40%    6.44% to   6.44%
   2005................................  95,109 12.61 to 12.61 1,200 1.40% to 1.40%    0.92%    3.63% to   3.63%
   2004................................ 103,013 12.17 to 12.17 1,254 1.40% to 1.40%    0.34%    5.44% to   5.44%
   2003................................ 126,014 11.54 to 11.54 1,455 1.40% to 1.40%    0.36%   29.11% to  29.11%
 Oppenheimer Capital Appreciation Fund/
   VA -- Service Shares
   2007................................ 326,014 16.51 to 11.16 5,279 1.45% to 1.95%    0.01%   12.20% to  11.63%
   2006................................ 368,738 14.71 to 10.93 5,251 1.45% to 2.10%    0.19%    6.12% to   5.43%
   2005................................ 360,762 13.86 to 11.56 4,932 1.45% to 1.80%    0.68%    3.35% to   2.98%
   2004................................ 293,809 13.41 to 11.21 3,891 1.45% to 1.80%    0.15%    5.07% to   0.00%
   2003................................  76,270 12.77 to 12.71   972 1.45% to 1.80%    0.03%   28.80% to  28.34%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                Net Assets       Expenses as a  Investment
                                           --------------------- % of Average     Income          Total
                                   Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                 --------- -------------- ------ -------------- ---------- --------------------
 Oppenheimer Core Bond Fund/VA
   2007.........................    71,932 14.01 to 14.01  1,008 1.40% to 1.40%    5.57%      2.92% to    2.92%
   2006.........................   102,146 13.62 to 13.62  1,391 1.40% to 1.40%    5.64%      3.81% to    3.81%
   2005.........................   124,512 13.12 to 13.12  1,633 1.40% to 1.40%    5.23%      1.16% to    1.16%
   2004.........................   148,287 12.97 to 12.97  1,923 1.40% to 1.40%    4.71%      4.01% to    4.01%
   2003.........................   166,154 12.47 to 12.47  2,071 1.40% to 1.40%    6.06%      5.29% to    5.29%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2007.........................   660,568 16.13 to 16.47 10,803 1.45% to 1.80%    1.45%      4.53% to    4.16%
   2006.........................   563,742 15.43 to 12.69  8,844 1.45% to 2.10%    0.75%     15.67% to   14.91%
   2005.........................   408,142 14.28 to 13.22  5,554 1.45% to 1.80%    0.77%     12.41% to   12.01%
   2004.........................   278,346 12.74 to 11.78  3,373 1.45% to 1.80%    1.04%     17.16% to   16.74%
   2003.........................   184,153 10.53 to 10.08  1,916 1.45% to 1.80%    0.49%     40.79% to   40.29%
 Oppenheimer High Income
   Fund/VA
   2007.........................    17,149 12.54 to 12.54    215 1.40% to 1.40%    9.03%    (1.51)% to  (1.51)%
   2006.........................    38,076 12.74 to 12.74    485 1.40% to 1.40%    7.53%      7.90% to    7.90%
   2005.........................    44,334 11.80 to 11.80    523 1.40% to 1.40%    6.61%      0.89% to    0.89%
   2004.........................    51,734 11.70 to 11.70    605 1.40% to 1.40%    6.62%      7.44% to    7.44%
   2003.........................    61,389 10.89 to 10.89    669 1.40% to 1.40%    7.32%     22.23% to   22.23%
 Oppenheimer Main Street Fund/VA
   -- Service Shares
   2007.........................   780,090 11.92 to 10.23  9,579 1.45% to 1.95%    0.84%      2.63% to    2.30%
   2006......................... 1,041,036 11.61 to 11.56 12,274 1.45% to 2.10%    0.90%     13.10% to   12.35%
   2005.........................   782,619 11.86 to 10.17  8,335 1.45% to 1.80%    1.18%      4.21% to    3.84%
   2004.........................   745,279 11.41 to  9.78  7,647 1.45% to 1.80%    0.67%      7.56% to    7.18%
   2003.........................   611,944  9.74 to  9.11  5,837 1.45% to 1.80%    0.79%     24.61% to   24.16%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service Shares
   2007.........................   609,742  9.64 to  9.00  8,792 1.15% to 2.55%    0.26%   (62.57)% to (14.53)%
   2006.........................   308,592 19.24 to 11.80  5,729 1.45% to 2.10%    0.17%     13.00% to   12.26%
   2005.........................   276,605 17.02 to 10.53  4,618 1.45% to 1.85%    0.00%      8.13% to    5.27%
   2004.........................   190,222 15.74 to 12.38  2,960 1.45% to 1.80%    0.00%     17.45% to   17.04%
   2003.........................    92,290 13.40 to 13.34  1,235 1.45% to 1.80%    0.00%     42.15% to   41.65%
 Oppenheimer MidCap Fund/VA
   2007.........................    36,914 12.98 to 12.98    479 1.40% to 1.40%    0.00%      4.84% to    4.84%
   2006.........................    49,038 12.38 to 12.38    607 1.40% to 1.40%    0.00%      1.52% to    1.52%
   2005.........................    67,114 12.20 to 12.20    819 1.40% to 1.40%    0.00%     10.76% to   10.76%
   2004.........................    87,791 11.01 to 11.01    967 1.40% to 1.40%    0.00%     18.10% to   18.10%
   2003.........................    95,143  9.32 to  9.32    887 1.40% to 1.40%    0.00%     23.84% to   23.84%
 Oppenheimer MidCap Fund/VA --
   Service Shares
   2007.........................    19,494 16.49 to 16.22    316 1.45% to 1.80%    0.00%      4.49% to    4.12%
   2006.........................    20,325 15.78 to 10.59    316 1.45% to 2.10%    0.00%      1.22% to    0.55%
   2005.........................    17,793 15.59 to 13.25    274 1.45% to 1.80%    0.00%     10.37% to    9.98%
   2004.........................    13,851 14.13 to 12.03    191 1.45% to 1.80%    0.00%     17.70% to   17.28%
   2003.........................     7,604 12.00 to 11.97     91 1.45% to 1.80%    0.00%     20.02% to   19.73%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income          Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                      --------- -------------- ------ -------------- ---------- -------------------
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class
   Shares
   2007..............................   112,900 11.44 to 11.36  1,291 1.45% to 1.70%    8.14%     6.61% to    6.34%
   2006..............................    78,885 10.73 to 10.45    846 1.45% to 2.10%    5.45%     3.05% to    2.37%
   2005..............................    65,505 10.41 to 10.40    682 1.45% to 1.70%    7.90%     4.14% to    3.96%
 Foreign Bond Portfolio (U.S. Dollar
   Hedged) -- Administrative Class
   Shares
   2007..............................    11,954 12.33 to 11.67    142 1.45% to 1.80%    3.36%     2.11% to    1.75%
   2006..............................    11,972 12.07 to 11.47    140 1.45% to 1.80%    4.23%     0.71% to    0.35%
   2005..............................    13,291 11.99 to 11.43    154 1.45% to 1.80%    3.21%     3.63% to    3.26%
   2004..............................    12,249 11.57 to 11.07    138 1.45% to 1.80%    2.94%     4.03% to    3.66%
   2003..............................    16,462 11.12 to 10.68    178 1.45% to 1.80%    2.64%     0.78% to    0.42%
 High Yield Portfolio --
   Administrative Class Shares
   2007..............................   391,542 14.37 to 10.85  5,506 1.45% to 2.10%    6.97%     1.98% to    1.31%
   2006..............................   507,230 14.09 to 10.71  6,741 1.45% to 2.10%    6.87%     7.50% to    6.79%
   2005..............................   368,012 13.11 to 10.04  4,751 1.45% to 1.85%    6.60%     2.61% to    0.42%
   2004..............................   307,070 12.78 to 11.03  3,876 1.45% to 1.80%    6.78%     7.95% to    7.57%
   2003..............................   197,646 11.84 to 11.70  2,328 1.45% to 1.80%    7.38%    21.07% to   20.64%
 Long-Term U.S. Government
   Portfolio -- Administrative Class
   Shares
   2007..............................   906,567 10.23 to 10.58 12,168 1.15% to 2.55%    4.53%    39.98% to    8.82%
   2006..............................   689,640 13.81 to  9.85  8,952 1.45% to 2.10%    5.57%   (0.31)% to  (0.97)%
   2005..............................   646,666 13.86 to  9.96  8,606 1.45% to 1.85%    4.43%     3.23% to  (0.43)%
   2004..............................   536,992 13.42 to 10.55  6,959 1.45% to 1.80%    4.35%     6.01% to    5.63%
   2003..............................   429,916 12.66 to 11.91  5,272 1.45% to 1.80%    4.02%     2.39% to    2.03%
 Low Duration Portfolio --
   Administrative Class Shares
   2007.............................. 2,419,403 10.07 to 10.39 25,886 1.15% to 2.55%    3.29%    12.33% to    5.82%
   2006..............................   128,640 10.24 to 10.15  1,313 1.45% to 2.10%    4.23%     2.47% to    1.79%
   2005..............................    70,800  9.99 to  9.97    706 1.45% to 1.85%    2.26%   (0.10)% to  (0.27)%
 Total Return Portfolio --
   Administrative Class Shares
   2007.............................. 2,192,913 10.13 to 10.51 27,935 1.15% to 2.55%    4.78%    23.46% to    7.72%
   2006.............................. 2,283,709 10.81 to 10.11 27,078 1.40% to 2.10%    5.05%     2.39% to    1.66%
   2005.............................. 1,822,587 12.27 to  9.96 21,610 1.40% to 1.85%    4.34%     1.02% to  (0.40)%
   2004.............................. 1,546,617 12.15 to 10.34 18,207 1.40% to 1.80%    2.65%     3.42% to    3.00%
   2003.............................. 1,022,714 11.76 to 10.10 11,611 1.40% to 1.80%    3.31%     3.52% to    1.01%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                      Net Assets      Expenses as a  Investment
                                                 -------------------- % of Average     Income          Total
                                          Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                         ------- -------------- ----- -------------- ---------- --------------------
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II
   2007................................. 342,398  9.65 to 10.24 4,709 1.15% to 2.55%   10.05%   (60.83)% to    3.60%
   2006................................. 203,375 18.77 to 12.42 2,659 1.45% to 2.10%    0.28%     11.97% to   11.23%
   2005.................................   4,679 16.76 to 14.72    78 1.45% to 1.80%    0.00%     19.51% to   19.08%
   2004.................................   1,137 13.99 to 12.35    16 1.60% to 1.70%    0.00%     13.42% to    0.00%
 Jennison Portfolio -- Class II
   2007.................................   6,212 16.11 to 11.80    98 1.45% to 1.85%    0.00%      9.93% to    9.48%
   2006.................................   6,298 14.66 to 10.74    90 1.45% to 2.10%    0.00%    (0.10)% to  (0.76)%
   2005.................................   4,257 14.61 to 12.75    60 1.60% to 1.80%    0.00%     12.21% to   11.98%
   2004.................................   6,109 13.02 to 12.98    79 1.60% to 1.80%    0.04%      7.47% to    7.25%
   2003.................................   5,290 12.12 to 12.10    64 1.60% to 1.80%    0.00%     21.16% to   21.00%
 Natural Resources Portfolio -- Class II
   2007................................. 144,211 10.13 to 12.90 3,101 1.15% to 2.55%   25.50%     46.22% to   24.48%
   2006.................................  58,919 17.83 to 15.26 1,048 1.45% to 2.10%    2.33%     19.96% to   19.17%
   2005.................................  20,961 14.86 to 14.83   311 1.45% to 1.80%    0.00%     48.61% to   48.25%
Rydex Variable Trust
 OTC Fund
   2007.................................  99,244  9.64 to 11.20 1,069 1.45% to 1.80%    0.07%     16.11% to   15.69%
   2006................................. 101,920  8.30 to 10.69   951 1.45% to 2.10%    0.00%      4.24% to    3.56%
   2005................................. 105,385 11.38 to  7.89   946 1.45% to 1.80%    0.00%    (0.35)% to  (0.70)%
   2004................................. 106,355 11.45 to  7.94   958 1.45% to 1.80%    0.00%      7.76% to    7.38%
   2003.................................  51,956  8.77 to  7.38   423 1.45% to 1.80%    0.00%     43.31% to   42.80%
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II
   Shares
   2007.................................  97,099  9.76 to  9.68   942 1.45% to 2.55%    0.15%    (3.59)% to  (4.67)%
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares
   2007................................. 736,728  9.50 to  9.12 8,915 1.15% to 2.55%    1.33%   (86.90)% to (12.88)%
   2006................................. 361,698 14.08 to 11.68 4,981 1.45% to 2.10%    2.30%     14.37% to   13.61%
   2005................................. 272,991 12.78 to 10.29 3,362 1.45% to 1.85%    0.75%      2.93% to    2.24%
   2004................................. 136,052 12.49 to 11.89 1,631 1.45% to 1.80%    0.52%     15.73% to   15.31%
   2003.................................  48,072 10.37 to 10.31   498 1.45% to 1.80%    0.13%     28.87% to   28.42%
 Strategic Growth Portfolio -- Class II
   Shares
   2007.................................  49,554 11.10 to 10.88   558 1.45% to 1.80%    0.00%     14.94% to   14.53%
   2006.................................  30,869  9.66 to 10.46   304 1.45% to 2.10%    0.00%      1.14% to    0.48%
   2005.................................  20,639 11.54 to  9.43   199 1.45% to 1.80%    0.01%      6.08% to    5.71%
   2004.................................  17,247 10.90 to  8.92   159 1.45% to 1.80%    0.00%      5.23% to    4.86%
   2003.................................   9,651  8.56 to  8.51    83 1.45% to 1.80%    0.00%     19.01% to   18.59%
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares
   2007................................. 138,416  9.68 to  9.87 1,359 1.45% to 2.55%    0.00%   (22.60)% to  (2.98)%

--------
(a)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class I is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class I

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2007

(b)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class II is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class II
(c)Activity from Legg Mason Partners Variable All Cap Portfolio -- Class II is combined with Legg Mason Partners Variable Fundamental Value Portfolio -- Class I
/1/ Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
/2/ The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
/3/ The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Financial Statements

                 Years Ended December 31, 2007, 2006 and 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                               Table of Contents

                               December 31, 2007

                                                                            Page
                                                                            ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm................. F-1

   Consolidated Statements of Income for the years ended December 31,
     2007, 2006 and 2005................................................... F-2

   Consolidated Balance Sheets as of December 31, 2007 and 2006............ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the
     years ended December 31, 2007, 2006 and 2005.......................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31,
     2007, 2006 and 2005................................................... F-5

   Notes to Consolidated Financial Statements.............................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP

Richmond, Virginia
April 11, 2008

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)


                                                   Years ended December 31,
                                                   ----------------------
                                                    2007     2006    2005
                                                   ------   ------  ------
Revenues:
   Net investment income.......................... $301.4   $293.9  $289.7
   Premiums.......................................  214.7    220.8   222.6
   Net investment gains (losses)..................  (22.8)   (25.1)   (5.9)
   Policy fees and other income...................   18.0     12.9    12.4
                                                   ------   ------  ------
       Total revenues.............................  511.3    502.5   518.8
                                                   ------   ------  ------
Benefits and expenses:
   Benefits and other changes in policy reserves..  220.7    224.0   210.0
   Interest credited..............................  124.6    125.5   139.4
   Acquisition and operating expenses, net of
     deferrals....................................   39.5     42.1    44.8
   Amortization of deferred acquisition costs and
     intangibles..................................   42.4     38.0    33.1
                                                   ------   ------  ------
       Total benefits and expenses................  427.2    429.6   427.3
                                                   ------   ------  ------
Income before income taxes........................   84.1     72.9    91.5
Provision for income taxes........................   29.7     22.7    30.1
                                                   ------   ------  ------
Net income........................................ $ 54.4   $ 50.2  $ 61.4
                                                   ======   ======  ======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                    December 31,
                                                                                 ------------------
                                                                                   2007      2006
                                                                                 --------  --------
Assets
Investments:
 Fixed maturity securities available-for-sale, at fair value.................... $4,181.2  $4,032.8
 Equity securities available-for-sale, at fair value............................     82.4      43.0
 Commercial mortgage loans......................................................    982.0     964.5
 Policy loans...................................................................     30.8      32.2
 Other invested assets..........................................................    105.8      66.5
                                                                                 --------  --------
   Total investments............................................................  5,382.2   5,139.0
                                                                                 --------  --------
Cash and cash equivalents.......................................................    227.6     129.9
Accrued investment income.......................................................     46.3      47.7
Deferred acquisition costs......................................................    457.2     404.1
Goodwill........................................................................     74.4      74.4
Intangible assets...............................................................     48.0      40.5
Reinsurance recoverable.........................................................  1,719.6   1,641.3
Other assets....................................................................     19.5      21.0
Separate account assets.........................................................    781.9     480.3
                                                                                 --------  --------
   Total assets................................................................. $8,756.7  $7,978.2
                                                                                 ========  ========
Liabilities and stockholders' equity
Liabilities:
 Future policy benefits......................................................... $2,063.0  $1,881.7
 Policyholder account balances..................................................  4,209.6   3,995.1
 Liability for policy and contract claims.......................................    255.8     224.7
 Unearned premiums..............................................................     57.1      54.7
 Other liabilities..............................................................    297.3     286.4
 Deferred income tax liability..................................................     87.5      84.9
 Separate account liabilities...................................................    781.9     480.3
                                                                                 --------  --------
   Total liabilities............................................................  7,752.2   7,007.8
                                                                                 --------  --------
Commitments and contingencies
Stockholders' equity:
 Common stock ($1,000 par value, 3,056 shares authorized, issued and
   outstanding).................................................................      3.1       3.1
 Additional paid-in capital.....................................................    634.8     629.5
                                                                                 --------  --------
 Accumulated other comprehensive income (loss):
   Net unrealized investment gains (losses).....................................    (30.2)      9.0
   Derivatives qualifying as hedges.............................................     13.6        --
                                                                                 --------  --------
 Total accumulated other comprehensive income (loss)............................    (16.6)      9.0
 Retained earnings..............................................................    383.2     328.8
                                                                                 --------  --------
   Total stockholders' equity...................................................  1,004.5     970.4
                                                                                 --------  --------
   Total liabilities and stockholders' equity................................... $8,756.7  $7,978.2
                                                                                 ========  ========


         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                                      Accumulated
                                                          Additional     other                  Total
                                                   Common  paid-in   comprehensive Retained stockholders'
                                                   stock   capital   income (loss) earnings    equity
                                                   ------ ---------- ------------- -------- -------------
Balances as of January 1, 2005....................  $3.1    $628.4      $ 66.1      $228.4    $  926.0
                                                                                              --------
Comprehensive income:
   Net income.....................................    --        --          --        61.4        61.4
   Net unrealized gains (losses) on investment
     securities...................................    --        --       (33.2)         --       (33.2)
                                                                                              --------
       Total comprehensive income.................                                                28.2
Other transactions with stockholders..............    --       1.1          --          --         1.1
Dividends to stockholders.........................    --        --          --        (9.5)       (9.5)
                                                    ----    ------      ------      ------    --------
Balances as of December 31, 2005..................   3.1     629.5        32.9       280.3       945.8
                                                                                              --------
Comprehensive income:
   Net income.....................................    --        --          --        50.2        50.2
   Net unrealized gains (losses) on investment
     securities...................................    --        --       (23.9)         --       (23.9)
                                                                                              --------
       Total comprehensive income.................                                                26.3
Other transactions with stockholders..............    --        --          --        (1.7)       (1.7)
                                                    ----    ------      ------      ------    --------
Balances as of December 31, 2006..................   3.1     629.5         9.0       328.8       970.4
                                                                                              --------
Comprehensive income:
   Net income.....................................    --        --          --        54.4        54.4
   Net unrealized gains (losses) on investment
     securities...................................    --        --       (39.2)         --       (39.2)
   Derivatives qualifying as hedges...............    --        --        13.6          --        13.6
                                                                                              --------
       Total comprehensive income.................    --                                          28.8
Other transactions with stockholders..............    --       5.3          --          --         5.3
                                                    ----    ------      ------      ------    --------
Balances as of December 31, 2007..................  $3.1    $634.8      $(16.6)     $383.2    $1,004.5
                                                    ====    ======      ======      ======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                        Years ended December 31,
                                                     -----------------------------
                                                        2007       2006      2005
                                                     ---------  ---------  -------
Cash flows from operating activities:
 Net income......................................... $    54.4  $    50.2  $  61.4
 Adjustments to reconcile net income to net cash
   from operating activities:
   Net investment (gains) losses....................      22.8       25.1      5.9
   Charges assessed to policyholders................     (10.6)      (6.7)    (7.7)
   Purchases of trading securities..................     (11.6)     (10.3)      --
   Amortization of fixed maturity discounts and
    premiums........................................       2.3        7.5      5.9
   Acquisition costs deferred.......................     (76.3)     (52.7)   (51.0)
   Amortization of deferred acquisition costs and
    intangibles.....................................      42.4       38.0     33.1
   Deferred income taxes............................      13.3       10.6     29.3
   Changes in certain assets and liabilities:
    Accrued investment income and other assets......     (19.4)      (6.6)    11.5
    Insurance reserves..............................     229.4      256.4    268.5
    Other liabilities and other policy-related
     balances.......................................      44.4       76.7     46.9
                                                     ---------  ---------  -------
     Net cash from operating activities.............     291.1      388.2    403.8
                                                     ---------  ---------  -------
Cash flows from investing activities:
 Proceeds from sales of investments in securities...     636.4      919.1    202.8
 Proceeds from maturities of investments in
   securities.......................................     345.9      420.9    473.6
 Principal collected on commercial mortgage loans...      84.5       72.7     86.7
 Purchases of investment securities.................  (1,226.0)  (1,060.8)  (761.1)
 Commercial mortgage loan originations..............    (102.6)    (279.0)  (238.7)
 Other invested assets, net.........................       0.3         --       --
 Policy loans, net..................................       1.4       (0.6)    (0.8)
                                                     ---------  ---------  -------
     Net cash from investing activities.............    (260.1)      72.3   (237.5)
                                                     ---------  ---------  -------
Cash flows from financing activities:
 Proceeds from issuance of investment contracts.....   1,087.8      473.7    425.3
 Redemption and benefit payments on investment
   contracts........................................  (1,004.5)    (871.2)  (507.4)
 Proceeds from short-term borrowings and other,
   net..............................................        --      147.9    123.6
 Payments on short-term borrowings..................     (16.6)    (134.0)  (165.8)
 Proceeds from transfers with affiliates............        --         --      1.1
 Dividends paid to stockholders.....................        --         --     (9.5)
                                                     ---------  ---------  -------
     Net cash from financing activities.............      66.7     (383.6)  (132.7)
                                                     ---------  ---------  -------
     Net change in cash and cash equivalents........      97.7       76.9     33.6
Cash and cash equivalents at beginning of year......     129.9       53.0     19.4
                                                     ---------  ---------  -------
Cash and cash equivalents at end of year............ $   227.6  $   129.9  $  53.0
                                                     =========  =========  =======

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2007, 2006 and 2005

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of the Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries: GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   The accompanying consolidated financial statements have been represented as if the merger had been effective for all periods and was accounted for in a manner similar to a pooling of interests for entities under common control as the Company and AML were both wholly-owned subsidiaries of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. In 2007, we elected to report separately our liabilities for future policy benefits and policyholder account balances in our consolidated balance sheets. Therefore, the respective prior year amounts have been reclassified to conform to the current year presentation.

  (c) Nature of Business

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed) and institutional products. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our institutional products include funding agreements backing notes ("FABNs").

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life, universal life, whole life and long-term care insurance.

   We also have Corporate and Other activities which include income and expenses not allocated to the segments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We distribute our products in the State of New York through financial institutions and various agencies. During 2007, 2006 and 2005, 54.9%, 63.1% and 75.7%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 33.5%, 39.7%, and 61.3%, respectively, of total product sales.

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (f) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities traded in markets where estimates of fair values are readily obtained from independent pricing sources. For our less liquid securities, such as privately placed securities, we employ alternative valuation methods commonly used in the financial services industry to estimate fair value. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), sales inducements and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income. Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


  (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses are maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (i) Other Invested Assets

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and; therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The fair value of collateral held and included in other invested assets was $49.4 million and $53.8 million as of December 31, 2007 and 2006, respectively. We had no non-cash collateral as of December 31, 2007 and 2006.

   Other invested assets include investments in limited partnerships, which are generally accounted for under the equity method of accounting. Trading securities are also included in other invested assets. Other long-term investments are stated generally at amortized cost.

  (j) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (k) Deferred Acquisition Costs

   Acquisition costs represents costs that vary with and are primarily related to the acquisition of insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the policy or contract is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, there were no significant charges to income recorded as a result of our DAC recoverability testing.

  (l) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (m) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows and other valuation techniques to establish fair values. For the years ended December 31, 2007, 2006 and 2005, no charges were recorded as a result of our goodwill impairment testing.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


  (n) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (o) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

  (q) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   We filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

  (t) Accounting Changes

   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, there were no unrecognized tax benefits.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this standard had no impact on our consolidated results of operations and financial position.

   Accounting for Certain Hybrid Financial Instruments

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers of Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

  (u) Accounting Pronouncements Not Yet Adopted

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 will not have a material impact on our consolidated financial statements. During December 2007, the FASB issued FASB Staff Position ("FSP") FAS 157-2, which amends SFAS No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. We expect to elect the partial adoption of SFAS No. 157 under the provisions of the FSP for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The FASB also issued proposed FSP FAS 157-c in January 2008 that would amend SFAS No. 157 to clarify the principles on fair value measurement of liabilities. Management is monitoring the status of this proposed FSP for any impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items will be reported in earnings in the current period. SFAS No. 159 is effective on January 1, 2008. The adoption of SFAS
No. 159 will not impact our consolidated financial statements, as no items will be elected for measurement at fair value upon initial adoption. Subsequent to initial adoption, we will evaluate eligible financial assets and liabilities on their election dates. Any future elections made under this standard would be disclosed in accordance with the provisions outlined in the statement.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(2)Investments

  (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                               2007    2006    2005
---------------------                              ------  ------  ------
Fixed maturities and equity securities............ $238.8  $238.3  $247.4
Commercial mortgage loans.........................   58.2    52.2    44.7
Other invested assets.............................   10.0     7.9     2.0
Policy loans......................................    1.8     2.0     1.9
                                                   ------  ------  ------
  Gross investment income.........................  308.8   300.4   296.0
Investment expenses...............................   (7.4)   (6.5)   (6.3)
                                                   ------  ------  ------
  Net investment income........................... $301.4  $293.9  $289.7
                                                   ======  ======  ======

  (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

(Amounts in millions)                               2007    2006    2005
---------------------                              ------  ------  -----
Available-for-sale securities:
  Realized gains on sale.......................... $  0.8  $  2.0  $ 2.5
  Realized losses on sale.........................  (13.0)  (27.5)  (4.2)
Impairments.......................................   (9.2)   (0.5)  (4.2)
Net unrealized gains (losses) on trading
  securities......................................   (1.3)    0.4     --
Commercial mortgage loans.........................   (0.5)     --     --
Derivative instruments and other..................    0.4     0.5     --
                                                   ------  ------  -----
  Net investment gains (losses)................... $(22.8) $(25.1) $(5.9)
                                                   ======  ======  =====

  (c) Unrealized Gains (Losses)

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are impacted by deferred income taxes and adjustments to PVFP, DAC and sales inducements that would have resulted had such gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                               2007    2006   2005
---------------------                              ------  -----  ------
Net unrealized gains (losses) on investment
  securities:
  Fixed maturity securities....................... $(74.3) $ 6.7  $ 36.6
  Equity securities...............................    2.5    1.7     6.0
                                                   ------  -----  ------
   Subtotal.......................................  (71.8)   8.4    42.6
Adjustments to the present value of future
  profits, deferred acquisition costs and sales
  inducements.....................................   25.1    5.3     8.0
Deferred income taxes, net........................   16.5   (4.7)  (17.7)
                                                   ------  -----  ------
  Net unrealized investment gains (losses)........ $(30.2) $ 9.0  $ 32.9
                                                   ======  =====  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                2007    2006     2005
---------------------                              -------  ------  -------
Net unrealized investment gains (losses) as of
  January 1....................................... $   9.0  $ 32.9  $  66.1
                                                   -------  ------  -------
Unrealized gains (losses) arising during the
  period:
  Unrealized gains (losses) on investment
   securities.....................................  (101.5)  (59.8)  (109.4)
  Adjustment to deferred acquisition costs........    15.0    (4.5)    48.0
  Adjustment to present value of future profits...     2.8     1.4      6.3
  Adjustment to sales inducements.................     2.0     0.4      0.1
  Provision for deferred income taxes.............    28.7    22.0     17.9
                                                   -------  ------  -------
   Change in unrealized gains (losses) on
     investment securities........................   (53.0)  (40.5)   (37.1)
Reclassification adjustments to net investment
  (gains) losses, net of deferred taxes of
  $(7.5), $(9.0) and $(2.0).......................    13.8    16.6      3.9
                                                   -------  ------  -------
Net unrealized investment gains (losses) as of
  December 31..................................... $ (30.2) $  9.0  $  32.9
                                                   =======  ======  =======

  (d) Fixed Maturity and Equity Securities

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturity securities:
 U.S. government and agencies..........   $   69.5     $ 8.4     $  (0.3)  $   77.6
 Government -- non U.S.................       75.3       4.8        (0.5)      79.6
 U.S. corporate........................    1,828.9      37.7       (60.8)   1,805.8
 Corporate -- non U.S..................      672.6       5.5       (19.1)     659.0
 Mortgage and asset-backed.............    1,609.2      11.2       (61.2)   1,559.2
                                          --------     -----     -------   --------
   Total fixed maturity securities.....    4,255.5      67.6      (141.9)   4,181.2
Equity securities......................       79.9       2.7        (0.2)      82.4
                                          --------     -----     -------   --------
   Total available-for-sale securities.   $4,335.4     $70.3     $(142.1)  $4,263.6
                                          ========     =====     =======   ========

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturity securities:
 U.S. government and agencies..........   $  247.4     $ 5.5      $ (2.6)  $  250.3
 Government -- non U.S.................       64.6       5.3          --       69.9
 U.S. corporate........................    2,005.6      41.1       (35.4)   2,011.3
 Corporate -- non U.S..................      517.2       8.7        (9.4)     516.5
 Mortgage and asset-backed.............    1,191.3       6.6       (13.1)   1,184.8
                                          --------     -----      ------   --------
   Total fixed maturity securities.....    4,026.1      67.2       (60.5)   4,032.8
Equity securities......................       41.3       1.7          --       43.0
                                          --------     -----      ------   --------
   Total available-for-sale securities.   $4,067.4     $68.9      $(60.5)  $4,075.8
                                          ========     =====      ======   ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. We measure impairment charges based upon the difference between the book value of a security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2007 was $513.3 million, which was approximately 97.3% of book value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                                          Less than 12 Months              12 Months or More
                                                    ------------------------------- -------------------------------
                                                    Estimated   Gross               Estimated   Gross
                                                      Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                          Value     Losses   Securities   Value     Losses   Securities
----------------------------                        --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturity securities:
 U.S. government, agencies and government sponsored
   entities........................................ $     --    $   --       --     $    8.7    $ (0.3)       2
 Government -- non U.S.............................     21.0      (0.5)      12           --        --       --
 U.S. corporate....................................    535.6     (23.9)     111        453.0     (36.9)     112
 Corporate -- non U.S..............................    234.6      (5.1)      65        187.5     (14.0)      50
 Asset-backed......................................    252.2     (32.1)      13         29.3      (0.3)       6
 Mortgage-backed...................................    282.0     (17.3)      65        370.0     (11.5)      68
                                                    --------    ------      ---     --------    ------      ---
 Subtotal, fixed maturity securities...............  1,325.4     (78.9)     266      1,048.5     (63.0)     238
Equity securities..................................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
Total temporarily impaired securities.............. $1,325.4    $(78.9)     266     $1,049.8    $(63.2)     239
                                                    ========    ======      ===     ========    ======      ===
% Below cost -- fixed maturities:
 (less than)20% Below cost......................... $1,230.9    $(52.8)     261     $1,018.7    $(50.8)     227
 20-50% Below cost.................................     94.5     (26.1)       5         29.8     (12.2)      11
 (greater than)50% Below cost......................       --        --       --           --        --       --
                                                    --------    ------      ---     --------    ------      ---
 Total fixed maturity securities...................  1,325.4     (78.9)     266      1,048.5     (63.0)     238
                                                    --------    ------      ---     --------    ------      ---
% Below cost -- equity securities:
 (less than)20% Below cost.........................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
 Total equity securities...........................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
Total temporarily impaired securities.............. $1,325.4    $(78.9)     266     $1,049.8    $(63.2)     239
                                                    ========    ======      ===     ========    ======      ===
Investment grade................................... $1,222.9    $(76.3)     224     $  987.0    $(51.5)     217
Below investment grade.............................    102.5      (2.6)      42         61.5     (11.5)      21
Not Rated -- Equities..............................       --        --       --          1.3      (0.2)       1
                                                    --------    ------      ---     --------    ------      ---
Total temporarily impaired securities.............. $1,325.4    $(78.9)     266     $1,049.8    $(63.2)     239
                                                    ========    ======      ===     ========    ======      ===

   The investment securities in an unrealized loss position as of December 31, 2007 consisted of 505 securities accounting for unrealized losses of $142.1 million. Of the unrealized losses, 89.9% were investment grade (rated AAA through BBB-) and 73.0% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to a generally high interest rate environment including the widening of credit spreads as investors sought higher compensation for the assumption of market risk during 2007.

   There were four securities 20% or more below cost and below investment grade (rated BB+ and below) for twelve months or more as of December 31, 2007. These securities accounted for unrealized losses of $6.4 million.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investments until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2007.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                                 Less than 12 Months              12 Months or More
                                           ------------------------------- -------------------------------
                                           Estimated   Gross               Estimated   Gross
                                             Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                 Value     Losses   Securities   Value     Losses   Securities
----------------------------               --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturity securities:
 U.S. government, agencies and government
   sponsored entities.....................  $170.9     $ (2.2)       2     $   17.0    $ (0.4)       5
 Government -- non U.S....................     4.7         --        9          2.3        --        4
 U.S. Corporate...........................   330.7       (7.6)      94        632.7     (27.8)     177
 Corporate -- non U.S.....................   122.7       (1.6)      39        197.5      (7.8)      56
 Asset-backed.............................     1.7         --        3          8.8      (0.2)       7
 Mortgage-backed..........................    96.1       (0.7)      23        420.1     (12.2)      89
                                            ------     ------      ---     --------    ------      ---
Total temporarily impaired securities.....  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ======     ======      ===     ========    ======      ===
% Below cost -- fixed maturity securities:
 (less than)20% Below cost................  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ------     ------      ---     --------    ------      ---
Total temporarily impaired securities.....  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ======     ======      ===     ========    ======      ===
Investment grade..........................  $684.4     $(10.4)     149     $1,224.5    $(44.1)     321
Below investment grade....................    42.4       (1.7)      21         53.9      (4.3)      17
                                            ------     ------      ---     --------    ------      ---
Total temporarily impaired securities.....  $726.8     $(12.1)     170     $1,278.4    $(48.4)     338
                                            ======     ======      ===     ========    ======      ===

   The scheduled maturity distribution of fixed maturity securities as of December 31, 2007 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized   Estimated
(Amounts in millions)                              Cost or Cost Fair Value
---------------------                              ------------ ----------
Due in one year or less...........................   $  116.9    $  117.2
Due after one year through five years.............      669.2       664.9
Due after five years through ten years............      808.1       794.8
Due after ten years...............................    1,052.1     1,045.1
                                                     --------    --------
  Subtotal........................................    2,646.3     2,622.0
Mortgage and asset-backed.........................    1,609.2     1,559.2
                                                     --------    --------
  Total...........................................   $4,255.5    $4,181.2
                                                     ========    ========

   As of December 31, 2007, $301.4 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2007, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 26.4%, 26.3% and 13.6% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   As of December 31, 2007, we did not hold any fixed maturity securities that exceeded 10% of stockholders' equity.

   As of December 31, 2007 and 2006, there were no fixed maturity securities in default (issuer has missed a coupon payment or entered bankruptcy).

   As of December 31, 2007 and 2006, $0.8 million and $1.4 million of securities were on deposit with state government insurance departments in order to comply with relevant insurance regulations, respectively.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                            December 31,
                                                   ------------------------------
                                                        2007            2006
                                                   --------------  --------------
                                                   Carrying % of   Carrying % of
(Amounts in millions)                               Value   Total   Value   Total
---------------------                              -------- -----  -------- -----
Property Type
Retail............................................  $314.7   32.0%  $295.2   30.6%
Industrial........................................   311.9   31.7    311.1   32.2
Office............................................   216.7   22.0    219.7   22.8
Apartments........................................    94.8    9.7    101.7   10.5
Mixed use/other...................................    45.3    4.6     37.7    3.9
                                                    ------  -----   ------  -----
  Total principal balance.........................   983.4  100.0%   965.4  100.0%
                                                            =====           =====
  Unamortized balance of loan origination fees
   and costs......................................     0.9             0.9
  Allowance for losses............................    (2.3)           (1.8)
                                                    ------          ------
  Total...........................................  $982.0          $964.5
                                                    ======          ======

                                    December 31,
                           ------------------------------
                                2007            2006
                           --------------  --------------
                           Carrying % of   Carrying % of
(Amounts in millions)       Value   Total   Value   Total
---------------------      -------- -----  -------- -----
Geographic Region
Pacific...................  $320.9   32.6%  $302.8   31.4%
South Atlantic............   224.4   22.8    219.9   22.8
Middle Atlantic...........   133.1   13.6    128.6   13.3
East North Central........    94.4    9.6     89.7    9.3
Mountain..................    64.3    6.5     69.6    7.2
New England...............    44.1    4.5     44.7    4.6
West North Central........    40.3    4.1     43.0    4.5
West South Central........    37.4    3.8     41.7    4.3
East South Central........    24.5    2.5     25.4    2.6
                            ------  -----   ------  -----
  Total principal balance.   983.4  100.0%   965.4  100.0%
                                    =====           =====
  Unamortized balance of
   loan origination fees
   and costs..............     0.9             0.9
  Allowance for losses....    (2.3)           (1.8)
                            ------          ------
  Total...................  $982.0          $964.5
                            ======          ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   For the year ended December 31, 2007, we originated $23.9 million of mortgages secured by real estate in California, which represented 23.3% of our total U.S. originations for 2007. For the year ended December 31, 2006, we originated $35.3 million of mortgages secured by real estate in Washington, which represent 12.6%, of our total U.S. originations for 2006.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2007 and 2006) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2007 and 2006). There were no non-income producing mortgage loans as of December 31, 2007 and 2006.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Amounts in millions)                              2007  2006   2005
---------------------                              ---- -----  -----
Balance as of January 1........................... $1.8 $ 3.1  $ 5.2
Provision.........................................  0.5   0.1    0.8
Release...........................................   --  (1.4)  (2.9)
                                                   ---- -----  -----
Balance as of December 31......................... $2.3 $ 1.8  $ 3.1
                                                   ==== =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $2.9 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                                   -----------------------------
                                                        2007           2006
                                                   -------------  --------------
                                                   Carrying % of  Carrying % of
(Amounts in millions)                               Value   Total  Value   Total
---------------------                              -------- ----- -------- -----
Securities lending collateral.....................  $ 49.4  46.7%  $53.8    80.9%
Derivatives.......................................    34.3  32.4      --      --
Trading securities................................    20.3  19.2    10.3    15.5
Limited partnerships..............................     1.8   1.7     2.4     3.6
                                                    ------  ----   -----   -----
  Total other invested assets.....................  $105.8   100%  $66.5   100.0%
                                                    ======  ====   =====   =====

(3)Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income. The

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                              2007  2006 2005
---------------------                              ----- ---- ----
Derivatives qualifying as effective accounting
  hedges as of January 1.......................... $  -- $--  $--
Current period increases in fair value, net of
  deferred taxes of $7.4..........................  13.6  --   --
                                                   ----- ---  ---
Derivatives qualifying as effective accounting
  hedges as of December 31........................ $13.6 $--  $--
                                                   ===== ===  ===

   The $13.6 million, net of taxes, recorded in stockholders' equity as of December 31, 2007 is expected to be reclassified to future income, concurrently with, and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts are expected to be reclassified to income in the year ending December 31, 2008. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being held are expected to occur by 2036. No amounts were reclassified to income during the years ended December 31, 2007, 2006 or 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in Derivative Instruments

   The fair value of derivative instruments is based upon either market quotations or pricing valuation models, which utilize independent third-party data as input. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                               December 31,
                          -------------------------------------------------------
                                     2007                        2006
                          --------------------------- ---------------------------
                          Notional                    Notional
(Amounts in millions)      Value   Assets Liabilities  Value   Assets Liabilities
---------------------     -------- ------ ----------- -------- ------ -----------
Interest rate swaps...... $1,105.6 $24.3     $1.6       $--     $--       $--
Equity index options.....     67.1  10.0       --        --      --        --
Financial futures........     12.5    --       --        --      --        --
                          -------- -----     ----       ---     ---       ---
  Total derivatives...... $1,185.2 $34.3     $1.6       $--     $--       $--
                          ======== =====     ====       ===     ===       ===

   The fair value of derivatives in a gain position was recorded in other invested assets and the fair value of derivatives in a loss position was recorded in other liabilities. As of December 31, 2007 and 2006, the fair value of derivatives includes $12.1 million and $0.0 million, respectively, recorded in other invested assets and $1.3 million and $0.0 million, respectively, recorded in other liabilities related to derivatives that do not qualify for hedge accounting.

   Income Effects of Derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2007, 2006 and 2005 was not material. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2007, 2006 and 2005 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in income. For the year ended December 31, 2007, the effect on pre-tax income was a gain of $3.4 million recorded in net investment gains (losses). There was no effect in 2006 and 2005.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Derivative Counterparty Credit Risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements contain mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either party's unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2007, we could have been required to disburse up to $0.8 million and claim up to $33.5 million from counterparties. This represents the net fair value of losses and gains by counterparty. As of December 31, 2007, net fair value gains for each counterparty was $33.5 million and the net fair value losses for each counterparty was $0.8 million.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances.

(4)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31 was as follows:

(Amounts in millions)                               2007    2006    2005
---------------------                              ------  ------  ------
Unamortized balance as of January 1............... $397.7  $360.2  $337.1
  Costs deferred..................................   76.3    52.7    51.0
  Amortization, net of interest accretion.........  (38.2)  (35.7)  (27.9)
  Adjustment......................................     --    20.5      --
                                                   ------  ------  ------
Unamortized balance as of December 31.............  435.8   397.7   360.2
  Accumulated effect of net unrealized investment
   (gains) losses.................................   21.4     6.4    10.9
                                                   ------  ------  ------
Balance as of December 31......................... $457.2  $404.1  $371.1
                                                   ======  ======  ======

   The adjustment was the result of a reclassification from future policy benefits.

(5)Intangible Assets and Goodwill

   As of December 31, 2007 and 2006, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                              2007                        2006
                                                   --------------------------  --------------------------
                                                   Gross Carrying Accumulated  Gross Carrying Accumulated
(Amounts in millions)                                  Amount     Amortization     Amount     Amortization
---------------------                              -------------- ------------ -------------- ------------
Present value of future profits...................     $123.3        $(95.4)       $120.5        $(91.2)
Deferred sales inducements to contractholders.....       24.4          (4.3)         13.4          (2.2)
                                                       ------        ------        ------        ------
Total.............................................     $147.7        $(99.7)       $133.9        $(93.4)
                                                       ======        ======        ======        ======

   Amortization expense, net of interest accretion, related to PVFP for the years ended December 31, 2007, 2006, and 2005 was $4.2 million, $2.3 million and $5.2 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $2.1 million, $1.3 million and $0.8 million was included in benefits and other changes in policy reserves for the years ended December 31, 2007, 2006 and 2005, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                               2007   2006   2005
---------------------                              -----  -----  -----
Unamortized balance as of January 1............... $30.9  $33.2  $38.4
  Interest accreted at 4.9%, 5.0% and 5.0%,
   respectively...................................   1.4    1.6    1.8
  Amortization....................................  (5.6)  (3.9)  (7.0)
                                                   -----  -----  -----
Unamortized balance as of December 31.............  26.7   30.9   33.2
  Accumulated effect of net unrealized investment
   (gains) losses.................................   1.2   (1.6)  (3.0)
                                                   -----  -----  -----
Balance as of December 31......................... $27.9  $29.3  $30.2
                                                   =====  =====  =====

   The estimated percentage of the December 31, 2007 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2008.............................................. 10.7%
            2009..............................................  9.6%
            2010..............................................  8.7%
            2011..............................................  7.8%
            2012..............................................  7.0%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance, net of accumulated amortization, was $74.4 million as of December 31, 2007 and 2006. Our Protection segment accounted for $49.1 million of the total goodwill balance for both years, while our Retirement Income and Investments segment comprised the remaining $25.3 million.

   We test goodwill for impairment annually using estimates that require management to make assumptions concerning how the reporting unit will perform in the future. These assumptions are based on our historical experience and our expectations of future performance. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions.
Any adverse changes in these assumptions for our Retirement Income and Investments segment considered to be reasonably possible may result in an impairment of this segment's goodwill in the near term. No impairment charge was recognized in 2007, 2006, or 2005.

(6)Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2007, the maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut, formerly known as The Travelers Insurance Company. Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $213.1 million and $237.0 million as of December 31, 2007 and 2006, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force structured settlements reinsured had aggregate policyholder reserves of $706.2 million and $706.3 million as of December 31, 2007 and 2006, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $666.1 million and $607.4 million as of December 31, 2007 and 2006, respectively. As of December 31, 2007 and 2006, we had $174.5 million and $184.9 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.6 million and $2.3 million for the years ended December 31, 2007 and 2006, respectively.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also have a reinsurance agreement with UFLIC whereby we assume liabilities and future premiums related to certain of UFLIC's New York business. Certain fixed maturities with a fair value of $28.6 million as of December 31, 2006 were held in trust for the benefit of UFLIC. This trust agreement was terminated effective February 1, 2007 as the trust was no longer required for the UFLIC reinsurance credit.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Net life insurance in-force as of December 31 was as follows:

(Amounts in millions)                                 2007        2006        2005
---------------------                              ----------  ----------  ----------
Direct life insurance in-force.................... $ 27,784.6  $ 25,967.4  $ 22,196.3
Amounts assumed from other companies..............       63.5        68.6        74.9
Amounts ceded to other companies..................  (21,028.8)  (19,311.9)  (15,669.0)
                                                   ----------  ----------  ----------
Net life insurance in-force....................... $  6,819.3  $  6,724.1  $  6,602.2
                                                   ----------  ----------  ----------
Percentage of amount assumed to net...............        0.9%        1.0%        1.1%
                                                   ==========  ==========  ==========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                   Written                    Earned
                          -------------------------  ------------------------
(Amounts in millions)       2007     2006     2005     2007     2006    2005
---------------------     -------  -------  -------  -------  -------  ------
Direct................... $ 248.3  $ 246.5  $ 246.2  $ 245.5  $ 243.8  $242.6
Assumed..................    81.5     86.6     78.6     82.0     87.2    77.0
Ceded....................  (112.8)  (110.4)  (100.0)  (112.8)  (110.2)  (97.0)
                          -------  -------  -------  -------  -------  ------
Net premiums............. $ 217.0  $ 222.7  $ 224.8  $ 214.7  $ 220.8  $222.6
                          =======  =======  =======  =======  =======  ======
Percentage of amount
  assumed to net.........                               38.2%    39.5%   34.6%
                                                     =======  =======  ======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $175.8 million, $160.6 million and $147.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(7)Insurance Reserves

   Future Policy Benefits

   The following table sets forth the major assumptions underlying our recorded liabilities for future policy benefits as of December 31:

                                                   Mortality/
                                                   Morbidity  Interest Rate
(Amounts in millions)                              Assumption  Assumption     2007     2006
---------------------                              ---------- ------------- -------- --------
Structured settlements with life contingencies....     (a)     4.0% - 8.5%  $  571.2 $  549.4
Annuity contracts with life contingencies.........     (a)     4.0% - 8.5%     273.1    252.0
Supplementary contracts with life contingencies...     (a)     4.0% - 8.5%      46.3     43.7
Traditional life insurance contracts..............     (b)     4.0% - 8.5%      55.4     50.7
Accident and health insurance contracts...........     (c)     4.0% - 8.5%       0.3      0.4
Long-term care insurance contracts................     (d)     4.0% - 8.5%   1,116.7    985.5
                                                                            -------- --------
  Total future policy benefits....................                          $2,063.0 $1,881.7
                                                                            ======== ========

--------
(a)Assumptions for limited-payment contracts come from either the United States Population Table, 1971 Individual Annuitant Mortality Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table, 2001 CSO table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and the 1983 Individual Annuity Mortality Table.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Assumptions as to persistency are based on the Company's experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(Amounts in millions)                                                         2007     2006
---------------------                                                       -------- --------
Annuity contracts.......................................................... $3,228.8 $3,419.9
GICs, funding agreements and FABNs.........................................    401.0       --
Structured settlements without life contingencies..........................    263.6    266.9
Supplementary contracts without life contingencies.........................     72.9     61.6
Other......................................................................       --      0.1
                                                                            -------- --------
  Total investment contracts...............................................  3,966.3  3,748.5
Universal life insurance contracts.........................................    243.3    246.6
                                                                            -------- --------
  Total policyholder account balances...................................... $4,209.6 $3,995.1
                                                                            ======== ========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 6) of our variable annuities with death benefits, including both separate account and fixed account assets, is approximately $620.3 million and $305.1 million as of December 31, 2007 and 2006, respectively, with related guaranteed death benefit exposure (or net amount at risk) of $2.1 million as of December 31, 2007. The exposure for 2006 was not significant. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $0.3 million as of December 31, 2007 and 2006.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

(8)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $90.5 million, $76.3 million and $70.6 million for the years ended December 31, 2007, 2006 and 2005, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $32.2 million, $28.9 million and $28.8 million for the years ended December 31, 2007, 2006 and 2005, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a revolving credit line with GNA. No interest expense was incurred under this agreement in 2007 and $0.1 million for each of the years ended December 31, 2006 and 2005. We paid interest at the cost of funds of GNA, which was 4.4%, 5.2% and 4.3% for the years ended December 31, 2007, 2006 and 2005, respectively. The amount outstanding and included in other liabilities in the consolidated balance sheets was $12.9 million as of December 31, 2006, which was repaid in January 2007.

   See note 9 for information regarding our tax assumption agreement with our indirect parent company, GNA.

(9)Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

(Amounts in millions)                              2007   2006   2005
---------------------                              ----- -----  -----
Current federal income taxes...................... $14.6 $12.2  $ 1.4
Deferred federal income taxes.....................  12.9  10.5   27.9
                                                   ----- -----  -----
  Total federal income taxes......................  27.5  22.7   29.3
                                                   ----- -----  -----
Current state income taxes........................   1.8  (0.1)  (0.6)
Deferred state income taxes.......................   0.4   0.1    1.4
                                                   ----- -----  -----
   Total state income taxes.......................   2.2    --    0.8
                                                   ----- -----  -----
   Total provision for income taxes............... $29.7 $22.7  $30.1
                                                   ===== =====  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                                                                            2007  2006  2005
                                                                            ----  ----  ----
Statutory U.S. federal income tax rate..................................... 35.0% 35.0% 35.0%
State income tax, net of federal income tax effect.........................  1.7    --   0.5
Tax contingencies.......................................................... (0.2) (4.3)   --
Dividends received deductions.............................................. (1.3)   --    --
Other, net.................................................................  0.1   0.4  (2.6)
                                                                            ----  ----  ----
Effective rate............................................................. 35.3% 31.1% 32.9%
                                                                            ====  ====  ====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The components of the net deferred income tax liability as of December 31 were as follows:

(Amounts in millions)                               2007   2006
---------------------                              ------ ------
Assets:
  Net unrealized losses on investment securities.. $ 16.5 $   --
  Investments.....................................    2.6     --
  Accrued commissions and general expenses........    1.7    6.8
  Insurance reserves..............................   20.5   28.4
  Other, net......................................    4.6    2.3
                                                   ------ ------
   Total deferred income tax assets...............   45.9   37.5
                                                   ------ ------
Liabilities:
  Net unrealized gains on derivatives.............    7.4     --
  Net unrealized gains on investment securities...     --    4.7
  Investments.....................................     --    1.2
  Present value of future profits.................   12.9   13.5
  Deferred acquisition costs......................  113.0   96.3
  Other, net......................................    0.1    6.7
                                                   ------ ------
   Total deferred income tax liabilities..........  133.4  122.4
                                                   ------ ------
  Net deferred income tax liability............... $ 87.5 $ 84.9
                                                   ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $13.4 million and $23.2 million for the years ended December 31, 2007 and 2006, respectively, and received refunds of federal and state taxes of $19.3 million for the year ended December 31, 2005.

   As of December 31, 2007 and 2006, our current income tax receivable (payable) was $(0.8) million and $1.9 million, respectively. In 2006, we recorded $2.5 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The redemption was offset by a decrease in tax expense resulting in no net impact to total stockholders' equity.

   As of January 1, 2007 and December 31, 2007, the Company had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits. The consolidated balance sheets as of December 31, 2007 and 2006 include no amounts for interest or penalties related to unrecognized tax benefits. Interest expense (income) of $0.4 million and $(0.6) million were recognized as a component of income tax expense in 2007 and 2006, respectively.

   The Company files U.S. federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, the company is no longer subject to U.S. federal tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The U.S. federal field examination regarding 2003 and 2004 tax years was concluded in September 2007, and a Revenue Agent Report was issued. Certain issues are currently under review by the Joint Committee of Taxation for 2000 through 2002 tax years and in the Internal Revenue Service administrative appeals process for 2003 and 2004 tax years. The Internal Revenue Service is currently reviewing the U.S. income tax returns for the 2005 and 2006 tax years.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(10)Commitments and Contingencies

  (a) Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $15.0 million and $27.7 million as of December 31, 2007 and 2006, respectively, in commercial mortgage loans, which will be held for investment purposes.

  (b) Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

(11)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts and other invested assets, including securities lending collateral. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument.

   Borrowings. Based on quoted market prices or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                               2007                         2006
                                                   ---------------------------- ----------------------------
                                                   Notional Carrying Estimated  Notional Carrying Estimated
(Amounts in millions)                               Amount   Amount  Fair Value  Amount   Amount  Fair Value
---------------------                              -------- -------- ---------- -------- -------- ----------
Assets:
  Commercial mortgage loans.......................  $  (a)  $  982.0  $1,015.9   $  (a)  $  964.5  $  952.1
  Other financial instruments.....................     (a)       1.9       2.2      (a)        --        --
Liabilities:
  Borrowings......................................     (a)        --        --      (a)      12.9      12.9
  Investment contracts............................     (a)   3,966.3   3,884.3      (a)   3,748.5   3,638.7
Other firm commitments:
  Ordinary course of business lending commitments.   15.0         --        --    27.7         --        --
  Commitments to fund limited partnerships........     --         --        --     1.8         --        --

--------
(a)These financial instruments do not have notional amounts.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2007, we are able to distribute $40.9 million in dividends in 2008 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2007 and 2006.

(13)Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

   (Amounts in millions)                               2007    2006    2005
   ---------------------                              ------ -------  ------
   Statutory net income (loss)....................... $110.7 $(133.6) $ 94.7
   Statutory capital and surplus.....................  408.8   307.3   452.3

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk,
(2) insurance risk, (3) interest rate risk and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2007 and 2006, we exceeded the minimum required RBC levels.

(14)Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life,

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

whole life and long-term care insurance. We also have Corporate and Other, which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortizations are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2007:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income.............................  $  211.1    $   78.1     $ 12.2     $  301.4
Premiums..........................................      55.4       159.3         --        214.7
Net investment gains (losses).....................     (20.3)       (1.6)      (0.9)       (22.8)
Policy fees and other income......................      14.8         3.2         --         18.0
                                                    --------    --------     ------     --------
  Total revenues..................................     261.0       239.0       11.3        511.3
                                                    --------    --------     ------     --------
Benefits and other changes in policy reserves.....      72.8       147.9         --        220.7
Interest credited.................................     112.9        11.7         --        124.6
Acquisition and operating expenses, net of
  deferrals.......................................      18.3        17.5        3.7         39.5
Amortization of deferred acquisition costs and
  intangibles.....................................      34.7         7.7         --         42.4
                                                    --------    --------     ------     --------
  Total benefits and expenses.....................     238.7       184.8        3.7        427.2
                                                    --------    --------     ------     --------
Income before income taxes........................      22.3        54.2        7.6         84.1
Provision for income taxes........................       6.9        19.2        3.6         29.7
                                                    --------    --------     ------     --------
Net income........................................  $   15.4    $   35.0     $  4.0     $   54.4
                                                    ========    ========     ======     ========
Total assets......................................  $5,918.5    $2,528.2     $310.0     $8,756.7
                                                    ========    ========     ======     ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income.............................  $  212.8    $   73.9     $  7.2     $  293.9
Premiums..........................................      71.3       149.5         --        220.8
Net investment gains (losses).....................     (24.2)       (1.0)       0.1        (25.1)
Policy fees and other income......................      10.0         2.9         --         12.9
                                                    --------    --------     ------     --------
  Total revenues..................................     269.9       225.3        7.3        502.5
                                                    --------    --------     ------     --------
Benefits and other changes in policy reserves.....      88.0       136.0         --        224.0
Interest credited.................................     114.1        11.4         --        125.5
Acquisition and operating expenses, net of
  deferrals.......................................      18.1        20.0        4.0         42.1
Amortization of deferred acquisition costs and
  intangibles.....................................      34.1         3.9         --         38.0
                                                    --------    --------     ------     --------
  Total benefits and expenses.....................     254.3       171.3        4.0        429.6
                                                    --------    --------     ------     --------
Income before income taxes........................      15.6        54.0        3.3         72.9
Provision (benefit) for income taxes..............       5.5        19.1       (1.9)        22.7
                                                    --------    --------     ------     --------
Net income........................................  $   10.1    $   34.9     $  5.2     $   50.2
                                                    ========    ========     ======     ========
Total assets......................................  $5,404.4    $2,290.9     $282.9     $7,978.2
                                                    ========    ========     ======     ========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2005:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other      Total
---------------------                              ----------- ---------- ------------- ------
Net investment income.............................   $221.0      $ 62.6       $ 6.1     $289.7
Premiums..........................................     78.7       143.9          --      222.6
Net investment gains (losses).....................       --          --        (5.9)      (5.9)
Policy fees and other income......................      6.2         6.2          --       12.4
                                                     ------      ------       -----     ------
  Total revenues..................................    305.9       212.7         0.2      518.8
                                                     ------      ------       -----     ------
Benefits and other changes in policy reserves.....     87.8       122.2          --      210.0
Interest credited.................................    128.3        11.1          --      139.4
Acquisition and operating expenses, net of
  deferrals.......................................     20.2        21.9         2.7       44.8
Amortization of deferred acquisition costs and
  intangibles.....................................     24.2         8.9          --       33.1
                                                     ------      ------       -----     ------
  Total benefits and expenses.....................    260.5       164.1         2.7      427.3
                                                     ------      ------       -----     ------
Income (loss) before income taxes.................     45.4        48.6        (2.5)      91.5
Provision (benefit) for income taxes..............     16.0        17.2        (3.1)      30.1
                                                     ------      ------       -----     ------
Net income........................................   $ 29.4      $ 31.4       $ 0.6     $ 61.4
                                                     ======      ======       =====     ======

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits


(1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
            Previously filed on September 10, 1997 with initial filing to Form
            N-4 for GE Capital Life Separate Account II, Registration No.
            333-39955.

(1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
            Company of New York authorizing the change in name of GE Capital Life
            Assurance Company of New York to Genworth Life Insurance Company of
            New York. Previously filed on January 3, 2006 with Post-Effective
            Amendment No. 10 to Form N-4 for Genworth Life of New York VA
            Separate Account 1, Registration No. 333-97085.

(1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
            Company of New York authorizing the change in name GE Capital Life
            Separate Account II to Genworth Life of New York VA Separate Account
            1. Previously filed on January 3, 2006 with Post-Effective Amendment
            No. 10 to Form N-4 for Genworth Life of New York VA Separate Account
            1, Registration No. 333-97085.

(2)         Not Applicable.

(3)         Underwriting Agreement between GE Capital Life and Capital Brokerage
            Corporation. Previously filed on May 13, 1998 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
            Registration No. 333-39955.

   (i)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-39955.

(4)         Form of Contract. Previously filed on December 19, 2002 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-97085.

(4)(a)      Payment Protection Rider. Previously filed on May 17, 2005 with
            Post-Effective Amendment No. 8 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-97085.

(4)(b)(i)   Guaranteed Minimum Withdrawal Benefit for Life Rider Option.
            Previously filed on September 1, 2006 with Post-Effective Amendment
            No. 13 to Form N-4 for Genworth Life of New York VA Separate Account
            1, Registration No. 333-97085.

(4)(b)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
            N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

(4)(b)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
            filed on November 27, 2007 with Post-Effective Amendment No. 19 to
            Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-97085.

(4)(c)      [Reserved.]

(4)(d)      Payment Protection Variable Annuity Rider. Previously filed on
            October 20, 2006 with Post-Effective Amendment No. 14 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-97085.

(5)       Form of Application. Previously filed on October 20, 2006 with
          Post-Effective Amendment No. 14 to Form N-4 for Genworth Life of New
          York VA Separate Account 1, Registration No. 333-97085.

(6)(a)    Amended and Restated Articles of Incorporation of Genworth Life
          Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
          New York VA Separate Account 1, Registration No. 333-97085.

   (b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
          N-4 for Genworth Life of New York VA Separate Account 1, Registration
          No. 333-97085.

(7)       Reinsurance Agreements. Previously filed on April 30, 2004 with
          Post-Effective Amendment No. 4 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-97085.

(8)(a) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on April
          25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
          Genworth Life of New York VA Separate Account 1, Registration No.
          333-97085.

   (b)    Participation Agreement between GE Investments Funds, Inc. Genworth
          Life Insurance Company of New York. Previously filed on September 1,
          2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth
          Life of New York VA Separate Account 1, Registration No. 333-97085.

   (c)    Participation Agreement between Janus Aspen Series and GE Capital
          Life. Previously filed with Post-Effective Amendment No. 19 to Form
          N-4 for GE Capital Life Separate Account II, Registration
          No. 333-47016.

   (d)    Form of Participation Agreement regarding Oppenheimer Variable
          Account Funds. Previously filed on December 7, 2000 with
          Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (e)(1) Amended and Restated Fund Participation Agreement among Variable
          Insurance Products Funds, Fidelity Distributors Corporation and
          Genworth Life Insurance Company of New York. Filed herewith.

   (e)(2) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
          Corporation and Genworth Life Insurance Company of New York. Filed herewith.

   (g)    [Reserved.]

   (h)(1) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (h)(2) Amendment to Fund Participation Agreement between Genworth Life
          Insurance Company of New York and AIM Variable Insurance Funds.
          Previously filed on April 25, 2007 with Post-Effective Amendment No.
          16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
          Registration No. 333-97085.

   (i)(1) Form of Participation Agreement between Alliance Variable Series and
          GE Capital Life Assurance Company of New York. Previously filed with
          Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (i)(2) Amendment to Fund Participation Agreement between Genworth Life
          Insurance Company of New York and AllianceBernstein Variable Products
          Series Fund, Inc. Previously filed on April 25, 2007 with
          Post-Effective Amendment No. 16 to Form N-4 for Genworth Life of New
          York VA Separate Account 1, Registration No. 333-97085.

   (j)(1) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (j)(2) Amendment to Fund Participation Agreement between Genworth Life
          Insurance Company of New York and MFS Variable Insurance Trust.
          Previously filed on April 25, 2007 with Post-Effective Amendment No.
          16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
          Registration No. 333-97085.

   (k)(1) Form of Participation Agreement between PIMCO Variable Insurance
          Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
          Life Separate Account II, Registration No. 333-47016.

   (k)(2) Amendment to Fund Participation Agreement between Genworth Life
          Insurance Company of New York and PIMCO Variable Insurance Trust.
          Previously filed on April 25, 2007 with Post-Effective Amendment No.
          16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
          Registration No. 333-97085.

   (l)    Form of Participation Agreement between Rydex Variable Trust and GE
          Capital Life Assurance Company of New York. Previously filed with
          Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
          Separate Account II, Registration No. 333-47016.

   (m)(1) Form of Participation Agreement between Eaton Vance and GE Capital
          Life Assurance Company of New York. Previously filed on December 19,
          2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital
          Life Separate Account II, Registration No. 333-97085.

   (m)(2) Amendment to Fund Participation Agreement between Genworth Life
          Insurance Company of New York and Eaton Vance Variable Trust.
          Previously filed on April 25, 2007 with Post-Effective Amendment No.
          16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
          Registration No. 333-97085.

   (n) Fund Participation Agreement between Genworth Life Insurance Company of New York and Van Kampen Life Investment Trust. Previously filed on
          April 25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
          Genworth Life of New York VA Separate Account 1, Registration No.
          333-97085.

   (o)    Form of Participation Agreement between Nations Separate Account
          Trust and GE Capital Life Assurance Company of New York. Previously filed on April 30, 2004 with Post-Effective Amendment No. 4 to Form
          N-4 for GE Capital Life Separate Account II, Registration No.
          333-97085.

   (p)(1) Form of Participation Agreement between Merrill Lynch Variable Series
          Funds, Inc. and GE Capital Life Assurance Company of New York.
          Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
          GE Capital Life Separate Account II, Registration No. 333-47016.

   (p)(2) First Amendment to the Participation Agreement between BlackRock
          Variable Series Funds, Inc., BlackRock Distributors, Inc. and
          Genworth Life Insurance Company of New York. Filed herewith.

   (q) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 6 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

   (r)    Amended and Restated Fund Participation Agreement between Franklin
          Templeton Variable Insurance Products Trust, Franklin/Templeton
          Distributors, Inc., Genworth Life Insurance Company of New York and
          Capital Brokerage Corporation. Previously filed on April 24, 2006 with Post-Effective Amendment No. 12 to Form N-4 for Genworth Life of
          New York VA Separate Account 1, Registration No. 333-97085.


   (s) Form of Fund Participation Agreement between Genworth Life Insurance
       Company of New York and American Century Variable Portfolios II, Inc.
       Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
       Genworth Life of New York VA Separate Account 1, Registration No.
       333-97085.

   (t) Form of Fund Participation Agreement between Genworth Life Insurance
       Company of New York and Goldman Sachs Variable Insurance Trust.
       Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
       Genworth Life of New York VA Separate Account 1, Registration No.
       333-97085.

   (u) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
       N-4 for Genworth Life of New York VA Separate Account 1, Registration
       No. 333-97085.

   (v) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Prudential Series Fund. Previously filed on April
       25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
       Genworth Life of New York VA Separate Account 1, Registration No.
       333-97085.

   (w) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
       N-4 for Genworth Life of New York VA Separate Account 1, Registration
       No. 333-97085.

   (x) Fund Participation Agreement between Genworth Life Insurance Company of New York and XTF Advisors Trust. Previously filed on April 25,
       2007 with Post-Effective Amendment No. 16 to Form N-4 for Genworth
       Life of New York VA Separate Account 1, Registration No. 333-97085.

   (y) Form of Fund Participation Agreement between American Century
       Investment Services, Inc. and Genworth Life Insurance Company of New
       York regarding American Century Variable Portfolios II, Inc.
       Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
       GE Capital Life Separate Account II, Registration No. 333-97085.

(9)    Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
       Insurance Company of New York. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)   Not Applicable.

(12)   Not Applicable.

(13)   Not Applicable.

(14)   Power of Attorney. Filed herewith.


Item 25.  Directors and Officers of the Depositor




       Name                    Address                   Position with Company
       ----                    -------                   ---------------------
David J. Sloane..... 666 Third Avenue, 9th Floor Director, Chairperson of the Board,
                     New York, New York 10017    President and Chief Executive Officer
James D. Atkins..... 700 Main Street             Director and Senior Vice President
                     Lynchburg, Virginia 24504
Marshal S. Belkin... 345 Kear Street             Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street      Director, Vice President and Assistant
                     Richmond, Virginia 23230    Secretary
Richard I. Byer..... 11 Westwind Road            Director
                     Yonkers, NY 10710

       Name                     Address                       Position with Company
       ----                     -------                       ---------------------
Paul A. Haley....... 6610 West Broad Street         Director, Senior Vice President and Chief
                     Richmond, Virginia 23230       Actuary
Jerry S. Handler.... 151 West 40th Street           Director
                     New York, New York 10018
Isidore Sapir....... 449 Golden River Drive         Director
                     Golden Lakes Village
                     West Palm Beach, Florida 33411
Pamela S. Schutz.... 6610 West Broad Street         Director and Executive Vice President
                     Richmond, Virginia 23230
Geoffrey S. Stiff... 6610 West Broad Street         Director and Senior Vice President
                     Richmond, Virginia 23230
Thomas M. Stinson... 6630 West Broad Street         Director and President, Long Term Care
                     Richmond, Virginia 23230       Division
Robert A. Straniere. 300 East 57th Street           Director
                     New York, New York 10022
Terrence O. Jones... 7 Times Square Tower           Director
                     Suite 1906
                     New York, New York 10036
Dennis R. Vigneau... 6610 West Broad Street         Director, Senior Vice President and Chief
                     Richmond, Virginia 23230       Financial Officer
Brian J. Mason...... 6610 West Broad Street         Vice President and Chief Compliance
                     Richmond, Virginia 23230       Officer
Thomas E. Duffy..... 6610 West Broad Street         Senior Vice President, General Counsel and
                     Richmond, Virginia 23230       Secretary
Mark W. Griffin..... 3003 Summer Street             Senior Vice President and Chief Investment
                     Stamford, Connecticut 06904    Officer
John Connolly....... 6620 West Broad Street         Senior Vice President, Long Term Care
                     Richmond, Virginia 23230       Division
Elena K. Edwards.... 700 Main Street                Senior Vice President
                     Lynchburg, Virginia 24504
William C. Goings,   700 Main Street                Senior Vice President
  II................ Lynchburg, Virginia 24504
Christopher J. Grady 6610 West Broad Street         Senior Vice President
                     Richmond, Virginia 23230
Patrick B. Kelleher. 6620 West Broad Street         Senior Vice President
                     Richmond, Virginia 23230
Scott J. McKay...... 6620 West Broad Street         Senior Vice President
                     Richmond, Virginia 23230
Victor C. Moses..... 601 Union Street               Senior Vice President
                     Suite 2200
                     Seattle, Washington 98101
Leon E. Roday....... 6620 West Broad Street         Senior Vice President
                     Richmond, Virginia 23230
James H. Reinhart... 6610 West Broad Street         Senior Vice President
                     Richmond, Virginia 23230
Heather C. Harker... 6610 West Broad Street         Vice President and Associate General
                     Richmond, Virginia 23230       Counsel
Jac J. Amerell...... 6610 West Broad Street         Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street         Treasurer
                     Richmond, Virginia 23230
Matthew P. Sharpe... 6610 West Broad Street         Vice President
                     Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

 LOGO

Item 27.  Number of Contractowners


   There were 569 owners of Qualified Contracts and 549 owners of Non-Qualified Contracts as of February 20, 2008.


Item 28. Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *


Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.


   (b)




         Name                   Address            Positions and Offices with Underwriter
         ----                   -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.        Director, President and Chief Executive
                        Richmond, VA 23230       Officer
Geoffrey S. Stiff...... 6610 W. Broad St.        Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle........ 6620 W. Broad St.        Director
                        Richmond, VA 23230
Patrick B. Kelleher.... 6610 W. Broad St.        Senior Vice President
                        Richmond, VA 23230
Victor C. Moses........ 601 Union Street,        Senior Vice President
                        Suite 2200
                        Seattle, WA 98101
Edward J. Wiles, Jr.... 3001 Summer St.,         Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street     Senior Vice President and Chief Compliance
                        Richmond, VA 23230       Officer
Dennis R. Vigneau...... 6610 W. Broad Street     Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.        Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.        Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street     Treasurer
                        Richmond, VA 23230
Gabor Molnar........... 6610 W. Broad St.        Financial & Operations Principal
                        Richmond, VA 23230


   (c)


                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter       Commissions    on Redemption  Commissions Compensation
    ---------------------     ---------------- -------------  ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable    10.0%    $17.9 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 29th day of April, 2008.


                                    GENWORTH LIFE OF NEW YORK VA
                                    SEPARATEACCOUNT 1
                                    (Registrant)

                                    By:         /s/  MATTHEW P. SHARPE
                                        ----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                    BY: GENWORTH LIFE INSURANCE COMPANY OF
                                        NEW YORK
                                        (Depositor)

                                    By:         /s/  MATTHEW P. SHARPE
                                        ----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature                        Title                      Date
         ---------                        -----                      ----

   /s/  DAVID J. SLOANE*  Director, Chairperson of the          April 29, 2008
  -----------------------   Board, President and Chief
      David J. Sloane       Executive Officer

   /s/  JAMES D. ATKINS*  Director and Senior Vice              April 29, 2008
  -----------------------   President
      James D. Atkins

  /s/  MARSHAL S. BELKIN* Director                              April 29, 2008
  -----------------------
     Marshal S. Belkin

   /s/  WARD E. BOBITZ*   Director, Vice President and          April 29, 2008
  -----------------------   Assistant Secretary
      Ward E. Bobitz

   /s/  RICHARD I. BYER*  Director                              April 29, 2008
  -----------------------
      Richard I. Byer

    /s/  PAUL A. HALEY*                                         April 29, 2008
  -----------------------   Director, Senior Vice President and
       Paul A. Haley        Chief Actuary

  /s/  JERRY S. HANDLER*  Director                              April 29, 2008
  -----------------------
     Jerry S. Handler

    /s/  ISIDORE SAPIR*   Director                              April 29, 2008
  -----------------------
       Isidore Sapir

            Signature                     Title                   Date
            ---------                     -----                   ----

     /s/  PAMELA S. SCHUTZ*   Director and Executive Vice    April 29, 2008
    -------------------------   President
        Pamela S. Schutz

     /s/  GEOFFREY S. STIFF*  Director and Senior Vice       April 29, 2008
    -------------------------   President
        Geoffrey S. Stiff

     /s/  THOMAS M. STINSON*  Director and President, Long   April 29, 2008
    -------------------------   Term Care Division
        Thomas M. Stinson

    /S/  ROBERT A. STRANIERE* Director                       April 29, 2008
    -------------------------
       Robert A. Straniere

     /S/  TERRENCE O. JONES*  Director                       April 29, 2008
    -------------------------
        Terrence O. Jones

     /S/  DENNIS R. VIGNEAU*  Director, Senior Vice          April 29, 2008
    -------------------------   President and Chief
        Dennis R. Vigneau       Financial Officer

      /s/  JAC J. AMERELL*    Vice President and Controller  April 29, 2008
    -------------------------
         Jac J. Amerell



*By: /s/  MATTHEW P. SHARPE  , pursuant to Power of         April 29, 2008
     ----------------------    Attorney executed on March
       Matthew P. Sharpe       31, 2008